1933 Act Registration No. 333-82817


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


[ ]      Pre-Effective                                  [X]  Post-Effective
         Amendment No.                                       Amendment No. 1


                             EVERGREEN EQUITY TRUST
                            (Evergreen Utility Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                        -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                     Evergreen Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                     -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                          1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036




It is proposed that this filing will become effective:

X immediately  on filing  pursuant to paragraph  (b)
___ on _______  pursuant to paragraph  (b)
___ 60 days after  filing  pursuant  to  paragraph  (a)(1)
___ on _______  pursuant  to  paragraph  (a)(1)
___ 75 days after  filing  pursuant  to paragraph (a)(2)
___ on _______ pursuant to paragraph (a)(2) of Rule 485

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Logo]                     Prospectus/Proxy Statement             August 1999

              Important News for Shareholders of America's Utility Fund, Inc.


         The following answers to common shareholder questions may provide helpful information; however, we strongly encourage you to read the attached Prospectus/Proxy Statement in full.

         Q.       Why is America's Utility Fund sending me this
                  Prospectus/Proxy Statement?

                  Mutual fund companies are required to obtain shareholders' votes for certain types of changes affecting their funds. As a shareholder, you have the right to vote on major policy decisions, such as those included here.

         Q.       What are the issues contained in this Prospectus/Proxy
                  Statement?

                  You are being asked to vote to approve:

                  1. A proposal to convert America's Utility Fund from a Maryland corporation to a series of a Delaware business trust.

                  2.       A   proposal   to   adopt   standardized   investment
                           restrictions.

                  3. A proposal to merge America's Utility Fund into Evergreen Utility Fund.

         Q. Why is America's Utility Fund proposing this fund merger?

                  America's Utility Fund and Evergreen Utility Fund are funds that have similar investment objectives and strategies; however, Evergreen Utility Fund has a larger asset base and offers the potential for greater yield and overall investment returns.

         Q. How will the broad-based proposals affect me as a fund shareholder?

                  The conversion of the fund into a series of a Delaware business trust will provide consistency across the fund family and flexibility compared to the previous form of organization. See Part I of the Prospectus/Proxy Statement for more information.

                  Changing certain fundamental restrictions to nonfundamental gives the fund and its investment adviser greater flexibility to respond to market, regulatory or industry changes. These reclassifications are not intended to alter the fund's investment objective or its investment approach.

                  Adopting standardized investment restrictions across all funds will help provide operational efficiencies and make it easier to monitor compliance with these restrictions. Standardized investment restrictions will also make it easier for the funds and their investment advisers to respond quickly to market, regulatory or industry developments. These changes will not substantially affect the way the fund is currently managed.

         Q.       Why is America's Utility Fund proposing these changes?

                  The portfolios, or funds, of the Mentor family of funds, which includes America's Utility Fund ,are advised by affiliates of First Union National Bank ("FUNB"). Other investment advisory affiliates of FUNB serve as investment advisers to the Evergreen family of funds. The Evergreen Funds were converted into series of Delaware business trusts beginning in December 1997 and their investment restrictions were standardized and modernized at the same time. These proposals represent some final steps we are undertaking to unify the Evergreen and Mentor fund families. Shareholders can anticipate the following benefits:

                           o A comprehensive fund family with a broad range of investment options.

                           o The elimination of any overlap or gaps in fund offerings.

                           o Uniformity of privileges associated with each fund, specifically regarding letters of intent, rights of accumulation and exchangeability, which will provide flexibility for investors to exchange their shares into a broad range of investment vehicles as their objectives change.

                           o An easily accessible product line for both shareholders and investment professionals with a line of investment choices from conservative to aggressive funds.

                           o A single location for fund information, whether you are looking up funds in the newspaper or locating Morningstar reports on the Internet.

                           o Possible economies of scale that could result in cost savings as a result of smaller Mentor funds becoming part of the larger Evergreen family of funds including possible reductions in fund general expenses such as legal and accounting fees, custody fees and Trustees' fees and expenses.

                           o The fund's conversion and merger are anticipated to be tax-free events.

         Please see pages __and __ of the attached Proxy Statement/Prospectus for a discussion of the merger's effect on fees and expenses.

         Q.       How do the Directors recommend I vote?

                  The Directors of America's Utility Fund recommend you vote in favor of or FOR all of the proposals on the enclosed Proxy Card.

         Q. Whom do I call for more information or to place my vote? Please call Shareholder Communications Corporation at 1-800-645-7816 for additional information. You may vote using any of the following methods:

                  1.       Use  the   enclosed   Proxy   Card  to  record   your
                           vote--either FOR, AGAINST or ABSTAIN for each issue--then return the card in the postage paid envelope provided, or

                  2. Complete and sign the enclosed Proxy Card and FAX both sides of the card to 1-800-451-8683, or

                           3. Call 1-800-690-6903 and record your vote by telephone. Please have your Proxy Card at hand when you call and enter the 12 digit Control Number found on the card, then follow the simple instructions, or

                           4. Vote on the Internet by going to the website www.proxyvote.com or go to the Proxy Voting link on the Evergreen Funds website at www.evergreen-funds.com. Enter the 12 digit Control Number found on your Proxy Card, then follow the simple instructions.

                          AMERICA'S UTILITY FUND, INC.
                              901 East Byrd Street
                            Richmond, Virginia 23219


                                                              August 27, 1999

Dear Shareholder,


I am writing to shareholders of America's Utility Fund, Inc. (the "Fund") to inform you of a Special Shareholders' Meeting to be held on October 15, 1999. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.

The meeting being held is to vote on three proposals designed to integrate your Fund into the Evergreen family of funds. Your Fund will merge with Evergreen
Utility Fund after your Fund is converted into a newly organized series of Evergreen Equity Trust. The proposals contemplate that the conversion to a series of Evergreen Equity Trust will occur in October 1999 and that the merger of the two Funds will occur in March 2000. This two-step consolidation is caused by certain timing issues.

The Prospectus/Proxy Statement includes three proposals. The first proposal requests that shareholders consider and vote upon the conversion of the Fund to a series of Evergreen Equity Trust, a Delaware business trust. If approved, the Fund will change its name to Evergreen America's Utility Fund and its shares will be converted to Class A shares of Evergreen America's Utility Fund. After the conversion, the Fund will continue to conduct its business until the effective date of the reorganization described below.


The second proposal requests that shareholders consider the adoption of standardized investment restrictions for the Fund. This proposal is intended to provide consistency and increased flexibility throughout the Evergreen fund family.


The third proposal requests that shareholders consider and act upon an Agreement and Plan of Reorganization whereby all of the assets of the Fund would be acquired by Evergreen Utility Fund in exchange for Class A shares of Evergreen Utility Fund and the assumption by Evergreen Utility Fund of the identified liabilities of the Fund. You will receive shares of Evergreen Utility Fund having an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about Evergreen Utility Fund's investment objective, portfolio management team and performance are contained in the attached Prospectus/Proxy Statement. For federal income tax purposes, the transaction is a non-taxable event for shareholders.

The Board of Directors of America's Utility Fund, Inc. has approved the proposals and recommends that you vote FOR these proposals.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals. If you attend the meeting, you may vote your shares in person. If you do not expect to attend the meeting, either complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope, or vote by calling toll free 1-800-690-6903, 24 hours a day, or vote through the Internet. You may also FAX your completed and signed proxy card (both front and back sides) to Management Information Services, an ADP Company, our proxy tabulator at 1-800-451-8683. Instructions on how to complete the proxy card, vote by telephone or vote through the Internet are included immediately after the Notice of Special Meeting.

If you have any questions about the proxy, please call our proxy solicitor, Shareholder Communications Corporation at 1-800-645- 7816. If we do not receive your completed proxy card or your telephone or Internet vote within several weeks, you may be contacted by Shareholder Communications Corporation, who will remind you to vote your shares.

Thank you for taking this matter seriously and participating in this important process.

                                   Sincerely,


                                              /s/Paul F. Costello
                                              -------------------

                                              Paul F. Costello
                                              President
                                              America's Utility Fund, Inc.

                          AMERICA'S UTILITY FUND, INC.
                              901 East Byrd Street
                            Richmond, Virginia 23219

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON OCTOBER 15, 1999


         Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of America's Utility Fund, Inc. (the "Fund") will be held at the offices of the Fund, 901 East Byrd Street, Richmond, Virginia 23219 on October 15,

1999 at 2:00 p.m. for the following purposes:

         1. To consider and act upon an Agreement and Plan of Conversion and Termination (the "Conversion Plan") providing for the reorganization of the Fund as a series (the "Successor Fund") of Evergreen Equity Trust, a Delaware business trust, and in connection therewith, the acquisition of all of the assets of the Fund in exchange for shares of the Successor Fund, and the assumption by the Successor Fund of all of the liabilities of the Fund. The Conversion Plan also provides for the distribution of such shares of the Successor Fund to shareholders of the Fund in liquidation and subsequent termination of the Fund.

         2. To consider and act upon the adoption of standardized fundamental investment restrictions by amending or reclassifying the current fundamental investment restrictions of the Fund.

         3. To consider and act upon an Agreement and Plan of Reorganization (the "Reorganization Plan") providing for the acquisition of all of the assets of the Successor Fund by Evergreen Utility Fund, a series of Evergreen Equity Trust ("Evergreen Utility"), in exchange for shares of Evergreen Utility and the assumption by Evergreen Utility of the identified liabilities of the Successor Fund. The Reorganization Plan also provides for distribution of these shares of Evergreen Utility to shareholders of the Successor Fund in liquidation and subsequent termination of the Successor Fund. A vote in favor of the Reorganization Plan is a vote in favor of the liquidation and dissolution of the Successor Fund.

         4. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of the Fund, the Directors of the Fund have fixed the close of business on August 17, 1999 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.
SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO

SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, OR FOLLOW THE INSTRUCTIONS IMMEDIATELY AFTER THIS NOTICE RELATING TO TELEPHONE OR INTERNET VOTING SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                           By Order of the Board of Directors



                                                              Michael H. Koonce
                                                              Secretary
August 27, 1999

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                       VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                                     ABC Corp.
(2)  ABC Corp.                                     John Doe, Treasurer
(3)  ABC Corp.                                     John Doe, Treasurer
         c/o John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan                 John Doe, Trustee

TRUST ACCOUNTS
(1)  ABC Trust                                     Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                          Jane B. Doe
         u/t/d 12/28/78

CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                          John B. Smith
         f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith                                 John B. Smith, Jr., Executor

                        INSTRUCTIONS FOR TELEPHONE VOTING

         To vote by telephone follow the three easy steps below:

         1.       Call 1-800-690-6903.

         2. Please have your Proxy Card at hand when you call.

         3. Enter the twelve-digit "Control No." found on the card, then follow the simple recorded instructions.




                        INSTRUCTIONS FOR INTERNET VOTING


         To vote by Internet follow the three easy steps below:


         1. Go to website www.proxyvote.com or go to the Proxy Voting Link on the Evergreen Funds website at www.evergreen-funds.com.

         2. Please have your Proxy Card at hand.


         3. Enter the twelve-digit "Control No." found on the card, then follow the simple instructions.

                PROSPECTUS/PROXY STATEMENT DATED AUGUST 27, 1999

                                  CONVERSION OF

                          AMERICA'S UTILITY FUND, INC.
                              901 East Byrd Street
                            Richmond, Virginia 23219

                                Into a Series of

                             Evergreen Equity Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                                       AND

                            ACQUISITION OF ASSETS OF

                          AMERICA'S UTILITY FUND, INC.

                        By and in Exchange for Shares of

                             EVERGREEN UTILITY FUND
                                   a series of
                             Evergreen Equity Trust


                                  Introduction



         This Prospectus/Proxy Statement is being furnished to the shareholders of America's Utility Fund, Inc. ("America's Utility") in connection with a Special Meeting of Shareholders to be held on October 15, 1999 at 2:00 p.m. at the offices of America's Utility, 901 East Byrd Street, Richmond, Virginia 23219, and any adjournments thereof (the "Meeting"). The Prospectus/Proxy Statement, which consists of four parts, proposes that America's Utility, a Maryland corporation, become a part of the Evergreen mutual fund family. Shareholders of the other mutual funds in the Mentor family of funds are also being asked to approve mergers or conversions of their funds into the Evergreen family of funds which are managed by subsidiaries of First Union Corporation. The mergers and conversions are designed to integrate and enhance the investment management and operations of all the mutual funds in the Evergreen and Mentor families of funds.


         The ultimate objective is for America's Utility to be merged into Evergreen Utility Fund ("Evergreen Utility") whose investment objectives and policies are similar to those of America's Utility. Because of certain timing issues which are described in Part III of this Prospectus/Proxy Statement, it is proposed that America's Utility first convert to a series of Evergreen Equity Trust, a Delaware business trust (the "Conversion"). Evergreen Utility and America's Utility are hereinafter sometimes each referred to as the "Fund" and collectively as the "Funds."


         Part I describes the Conversion. Part II relates to the adoption by America's Utility of fundamental investment restrictions common to all Evergreen Funds. If approved by shareholders, the Conversion and the adoption of common fundamental investment restrictions will be effective on or about October 15, 1999 and America's Utility's name will change to Evergreen America's Utility Fund ("Evergreen America's Utility").

         At the Meeting, shareholders of America's Utility are also being asked to approve the merger of their Fund with Evergreen Utility (the "Reorganization"). This merger is scheduled to take place in March 2000. The Reorganization is described in Part III.


         In Part IV, voting information concerning the Meeting is presented.

                                TABLE OF CONTENTS


                                                                                                          Page

PART I   .........................................................................................................5
         Introduction                                                                                .............5
         Selection of Delaware Business Trust Form
            of Organization                                                                          .............5
         Description of the Conversion                                                               .............6
         Evergreen Trust                                                                             .............8
         Certain Comparative Information About

            America's Utility and Evergreen Trust                                                    .............9
         Current and Successor Advisory Agreements                                                   ............13
         Administration Agreements                                                                   ............14
         Current and Successor Distribution Arrangements                                             ............14
               Name                                                                                  ............15
         Certain Votes to be Taken Prior to the Conversion                                           ............15
         Investment Objectives and Restrictions                                                      ............15
         Federal Income Tax Consequences                                                             ............15
         Appraisal Rights                                                                            ............16
         Recommendation of Directors                                                                 ............16


PART II  ........................................................................................................17
         Adoption of Standardized Investment
            Restrictions (Proposals 2A-2G)                                                           ............17
         Reclassification of Fundamental Restrictions
            as Nonfundamental (Proposal 2H)                                                          ............18
         Recommendation of Directors                                                                 ............18

PART III ........................................................................................................26


COMPARISON OF FEES AND EXPENSES............................................................................... 29

SUMMARY  .....................................................................................................   33
         Proposed Plan of Reorganization                                                             .........   34
         Tax Consequences                                                                            .........   35
         Investment Objectives and Policies of the Funds                                             .........   35
         Comparative Performance Information for Each Fund                                           .........   36
         Management of the Funds                                                                     .........   39
         Investment Advisers                                                                         .........   39
         Administrator                                                                               .........   40
         Portfolio Management                                                                        .........   40
         Distribution of Shares                                                                      .........   41
         Purchase and Redemption Procedures                                                          .........   42
         Exchange Privileges                                                                         .........   43
         Dividend Policy                                                                             .........   43
         Risks                                                                                       .........   44

REASONS FOR THE REORGANIZATION................................................................................ 47







         Agreement and Plan of Reorganization                                                        .........   49
         Federal Income Tax Consequences                                                             .........   51
         Pro-forma Capitalization                                                                    .........   53
         Shareholder Information                                                                     .........   54

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.............................................................. 54

ADDITIONAL INFORMATION........................................................................................ 56


FINANCIAL STATEMENTS AND EXPERTS.................................................................................57


LEGAL MATTERS................................................................................................. 57

PART IV  ..................................................................................................... 57

VOTING INFORMATION CONCERNING THE MEETING..................................................................... 57

OTHER BUSINESS................................................................................................ 60


EXHIBIT A.......................................................................................................A-1

EXHIBIT B.......................................................................................................B-1

EXHIBIT C.......................................................................................................C-1

EXHIBIT D.......................................................................................................D-1

EXHIBIT E.......................................................................................................E-1


                                     PART I


                          PROPOSAL 1 - THE  CONVERSION OF AMERICA'S UTILITY TO A

                CORRESPONDING SERIES OF A DELAWARE BUSINESS TRUST

Introduction

         At the Meeting, the shareholders of America's Utility will be asked to approve an Agreement and Plan of Conversion and Termination (the "Conversion Plan") which provides for the Conversion of the Fund into a corresponding series (the "Successor Fund") of Evergreen Equity Trust, a Delaware business trust ("Evergreen Trust"). The Conversion is part of an overall restructuring of the Mentor family of funds, each of which is advised by an affiliate of First Union National Bank ("FUNB"). FUNB and its other investment adviser affiliates serve as investment advisers to the Evergreen Funds. The Evergreen Funds were reorganized into series of Delaware business trusts beginning in December 1997.

         The restructuring into a series of the Evergreen Trust involves, among other components, the Conversion, the adoption of standardized fundamental investment restrictions, and the reclassification of certain investment restrictions from fundamental to nonfundamental. The adoption of standardized investment restrictions and the reclassification of certain investment restrictions from fundamental to nonfundamental are discussed in Part II of this Prospectus/Proxy Statement.

Selection of Delaware Business Trust Form of Organization


         On July 13, 1999, the Board of Directors of America's Utility unanimously approved reorganizing the Fund as a separate series of Evergreen Trust. America's Utility is currently organized as a Maryland corporation. America's Utility is proposed to be structured as a series of a Delaware business trust, as opposed to a corporation, due to the inherent flexibility of the business trust form of organization. The principal reason for reorganizing America's Utility in Delaware is the availability of certain advantages of Delaware law with respect to business trusts. The Delaware Business Trust Act (the "Delaware Act") has been specifically drafted to accommodate the unique governance needs of investment companies and provides that its policy is to give maximum freedom of contract to the trust instrument of a Delaware business trust.

          Two of the benefits of the Delaware business trust are similar to those of a Maryland corporation. Under the Delaware

Act, a shareholder of a Delaware business trust is entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, Delaware law is generally considered to afford protection against shareholder liability comparable to that afforded shareholders of business corporations organized under the laws of any of the states. See "Certain Comparative Information About America's Utility and Evergreen Trust Shareholder Liability." Similarly, Delaware law provides that, should a Delaware trust issue multiple series of shares, each series will not be liable for the debts of another series, another potential though remote risk in the case of other business trusts.


         In addition, Delaware has obtained a favorable national reputation for its business laws and business environment. The Delaware courts, which may be called upon to interpret the Delaware Act, are among the nation's most highly respected and have an expertise in corporate matters which in part grew out of the fact that Delaware legal issues are concentrated in the Court of Chancery where there are no juries and where judges issue written opinions explaining their decisions. Accordingly, there is a well established body of precedent which may be relevant in deciding issues pertaining to a Delaware business trust.

         There are other advantages that may be afforded by a Delaware business trust that are not available to Maryland corporations. Under Delaware law, the Successor Fund will have the flexibility to respond to future business contingencies. For example, the Trustees of Evergreen Trust will have the power to incorporate Evergreen Trust, to merge or consolidate it with another entity, to cause each series to become a separate trust, and to change Evergreen Trust's domicile without a shareholder vote. This flexibility could help to assure that Evergreen Trust operates under the most advanced form of organization and could reduce the expense and frequency of future shareholder meetings for non-investment related issues.

Description of the Conversion


         The detailed terms and conditions of the Conversion are contained in the Conversion Plan. The information in this Prospectus/Proxy Statement with respect to the Conversion Plan is qualified in its entirety by reference to, and made subject to, the complete text of the Conversion Plan, a copy of which is attached to this Prospectus/Proxy Statement as Exhibit A.

         If shareholders of America's Utility do not approve the Conversion, that Fund will continue as currently organized.


         If the shareholders of America's Utility approve the Conversion and the conditions of the Conversion are satisfied, all of the assets and liabilities of the Fund will be transferred to the Successor Fund and each shareholder of the Fund will receive shares of the Successor Fund (the "New Shares"). The New Shares of the Successor Fund will be issued to America's Utility in consideration of the transfer to the Successor Fund by the Fund of all assets and liabilities of America's Utility. Immediately thereafter, America's Utility will liquidate and distribute the New Shares to its shareholders. Holders of shares of America's Utility will receive Class A New Shares of the Successor Fund. The Class A shares of the Successor Fund have a distribution-related fee that is similar to the shareholder servicing-related fee of the shares of America's Utility held prior to the Conversion. For detailed information regarding the fees and expenses attributable to investment in Class A shares, see Part III - "Comparison of Fees and Expenses." As a result of the Conversion, each shareholder will receive, in exchange for his or her America's Utility shares, New Shares with a total net asset value equal to the total net asset value of the shareholder's Fund shares immediately prior to the consummation of the Conversion. For information on Class A shares of the Successor Fund, see
Part III - "Summary - Distribution of Shares."


         It will not be necessary for holders of share certificates of America's Utility to exchange their certificates for new certificates following consummation of the Conversion. Certificates for shares of the Fund issued prior to the Conversion will represent outstanding shares of the Successor Fund after the Conversion. Shareholders of the Fund who have not been issued certificates and whose shares are held in an open account will automatically have those shares designated as shares of the Successor Fund.

         If approved by shareholders of America's Utility, it is currently contemplated that the Conversion will become effective on or about the close of business on October 15, 1999. However, the Conversion may become effective at another time and date should the Meeting be adjourned to a later date or should any other condition to the Conversion not be satisfied at that time.
Notwithstanding prior shareholder approval, the Conversion Plan may be terminated at any time prior to its implementation by the mutual agreement of the parties thereto.

Evergreen Trust

         Evergreen Trust was established pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") under the laws of the State of Delaware. Evergreen Trust is organized as a "series company" as that term is used in Rule 18f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"). Evergreen Trust consists of the Successor Fund and other mutual funds of the same asset class.


         The Board of Trustees of Evergreen Trust is currently comprised of individuals who do not serve as directors of America's Utility. Accordingly, different individuals will have ultimate responsibility for the oversight and management of the Successor Fund subsequent to the Conversion. It is anticipated that subsequent to the Conversion, two current Directors of America's Utility, Arnold H. Dreyfuss and Louis W. Moelchert, Jr., will be nominated and elected as Trustees of Evergreen Trust. Information with respect to the current Trustees of Evergreen Trust, including compensation received, is set forth in Exhibit B.


         Evergreen Trust is authorized to issue shares divisible into an indefinite number of different series. The interests of investors in the various series of Evergreen Trust will be separate and distinct. All consideration received for the sales of shares of a particular series of Evergreen Trust, all assets in which such consideration is invested, and all income, earnings and profits derived from such investments, will be allocated to that series. The Declaration of Trust of Evergreen Trust provides that the Board of Trustees may:
(i) establish one or more additional series thereof; (ii) issue the shares of any series in any number of classes; (iii) issue shares of a series to different groups of investors; and (iv) convert a series into a pooled fund structure, without any further action by the shareholders of Evergreen Trust.

         The Declaration of Trust of Evergreen Trust provides for shareholder voting only for the following matters: (a) the election or removal of Trustees as provided in the Declaration of Trust; and (b) with respect to such additional matters relating to Evergreen Trust as may be required by (i) applicable law,
(ii) any by-laws adopted by the Trustees, or (iii) as the Trustees may consider necessary or desirable. Certain of the foregoing matters will involve separate votes of one or more of the affected series (or affected classes of a series) of Evergreen Trust, while others will require a vote of Evergreen Trust's shareholders as a whole.


         All shares of all series vote together as a single class for the election or removal of Trustees of Evergreen Trust with each share having one vote for each dollar of net asset value applicable to such share, regardless of series. See

"Certain Comparative Information About America's Utility and
Evergreen Trust - Voting Rights" below.

         As required by the 1940 Act, shareholders of each series of Evergreen Trust, voting separately, will have the power to vote at special meetings for, among other things, changes in fundamental investment restrictions applicable to such series, approval of any new or amended investment advisory agreement, approval of any new or amended Rule 12b-1 plan and certain other matters that affect the shareholders of that series. If, at any time, less than a majority of the Trustees holding office has been elected by the shareholders, the Trustees then in office will call a shareholders' meeting for the purpose of electing Trustees of Evergreen Trust.

Certain Comparative Information About America's Utility and
Evergreen Trust


         As a Delaware business trust, Evergreen Trust's operations will be governed by its Declaration of Trust and By-laws, and applicable Delaware law, rather than by the Articles of Incorporation and By-laws of America's Utility and applicable Maryland law. As discussed below, certain of the differences between America's Utility and Evergreen Trust derive from provisions of Evergreen Trust's Declaration of Trust and By-laws. Shareholders entitled to vote at the Meeting may obtain a copy of Evergreen Trust's Declaration of Trust and By-laws, without charge, by calling Shareholder Communications Corporation at 1-800-645-7816.


         Capitalization. The beneficial interests in Evergreen Trust are issued as transferable shares of beneficial interest, $.001 par value per share. The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series or classes thereof, all without shareholder approval. Each share of a series of Evergreen Trust represents an equal proportionate interest in the assets and liabilities belonging to that series (or class) as declared by the Board of Trustees.
America's Utility consists of 500,000,000 shares of common stock, all of one class, $0.001 par value per share.

         Amendments to Governing Instrument. Generally, the provisions of the Declaration of Trust of Evergreen Trust may be amended without shareholder approval so long as such amendment is not in contravention of applicable law, by an instrument in writing signed by a majority of the then Trustees of Evergreen Trust (or by an officer of Evergreen Trust pursuant to the vote of a majority of such Trustees). Under the Declaration of Trust of Evergreen Trust, except as provided by applicable law, a quorum is 25% of the shares entitled to vote. The quorum requirement of America's Utility is one-third of the shares issued and outstanding and entitled to vote except as otherwise provided by law or the Articles of Incorporation. Under Maryland law, the Articles of Incorporation may be amended by the vote of a majority of the shares of the Fund issued and outstanding and entitled to vote.


         Voting Rights. Evergreen Trust's Declaration of Trust provides that a Trustee may be removed at any special meeting of shareholders by a vote of two-thirds of the outstanding shares. Under Maryland law, a Director of America's Utility may be removed by the affirmative vote of a majority of shares entitled to vote. The By-laws of Evergreen Trust and of America's Utility each provide that meetings of the shareholders for the purpose of voting on the removal of any Trustee or Director shall be called promptly by the Trustees or Directors upon the written request of shareholders holding at least 10% of the outstanding shares of Evergreen Trust or America's Utility entitled to vote. Like America's Utility, Evergreen Trust will not be required to hold annual meetings of its shareholders and, at this time, does not intend to do so. Under the By-laws of both America's Utility and Evergreen Trust, the record date may not be more than 90 days nor less than 10 days preceding the scheduled meeting date.

         The Declaration of Trust of Evergreen Trust provides for shareholder voting in certain circumstances. See "Evergreen Trust" above. Shareholders of America's Utility have the power to vote with respect to the election of Directors, the removal of Directors, the approval or termination of any investment advisory or management agreement, amendments to the Articles of Incorporation, and as required by law or the Directors may consider desirable.



         The Declaration of Trust of Evergreen Trust provides that a majority of the shares voted at a meeting at which a quorum is present shall decide any questions and that a plurality shall elect a Trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by the Declaration of Trust or the By-laws of Evergreen

Trust. Under the Articles of Incorporation of America's Utility and applicable Maryland law, a majority vote of all votes cast at a meeting at which a quorum is present is generally required to decide a question, except that election of Directors requires a plurality. Shareholders of Evergreen Trust are not required to approve the termination of Evergreen Trust. Shareholders of America's Utility are required to approve the Fund's termination under Maryland law.

         Under the Declaration of Trust of Evergreen Trust, each share of the Successor Fund is entitled to one vote for each dollar of net asset value applicable to such share. Under the Articles of Incorporation of America's Utility each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Under the Declaration of Trust of Evergreen Trust, voting power is related to the dollar value of the shareholders' investments rather than to the number of shares held. As a consequence of changing from share voting to dollar voting, shareholders with a larger investment will have an increased influence in management of the Fund.

         Shareholder Liability. Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory authority limiting business trust shareholder liability exists under the laws of any other state. As a result, to the extent that Evergreen Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust: (a) provides that any written obligation of Evergreen Trust may contain a statement that such obligation may only be enforced against the assets of Evergreen Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of Evergreen Trust. Accordingly, the risk of a shareholder of Evergreen Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) Evergreen Trust itself would be unable to meet its obligations. In view of Delaware law, the nature of Evergreen Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Trust is remote.


         Shareholders of America's Utility as shareholders of a
Maryland corporation may not be held personally liable under applicable state law for the obligations of America's Utility. Because every state provides comparable protection for shareholders of corporations incorporated in that state, it is highly likely that the courts of every state would recognize the protection provided by Maryland law.

         Liability and Indemnification of Trustees/Directors. Under the Declaration of Trust of Evergreen Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of the duties of a Trustee. Trustees and officers of Evergreen Trust are entitled to be indemnified for the expenses of litigation against them except with respect to any matter as to which it has been determined that such person (i) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of Evergreen Trust; or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (iii) for a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful, such determination to be based upon the outcome of a court action or administrative proceeding or a reasonable determination, following a review of the facts, by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Evergreen Trust may also advance money to any Trustee or officer involved in a proceeding discussed above provided that the Trustee or officer undertakes to repay
Evergreen Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met. It is currently the view of the staff of the Securities and Exchange Commission ("SEC") that to the extent that any provisions such as those described above are inconsistent with the 1940 Act, the provisions of the 1940 Act may preempt the foregoing provisions.


         The Articles of Incorporation of America's Utility provide that its Directors shall not be liable to America's Utility or its shareholders for monetary damages for breach of fiduciary duty as a director, except to the extent such exemption from liability or limitation thereof is not permitted by law (including the 1940 Act) as currently in effect or thereafter amended. The Articles of Incorporation generally also provide that Directors and officers of America's Utility will be indemnified to the fullest extent permitted by law (including the 1940 Act) against liability and expenses of litigation against them unless their conduct constituted willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

         Right of Inspection. The By-laws of Evergreen Trust provide that no shareholder of Evergreen Trust shall have any right to inspect any account or book or document of Evergreen Trust except as conferred by law or otherwise by the Trustees or by resolution of the shareholders. The Articles of Incorporation of America's Utility provide that shareholders shall only have such right to inspect the records, documents, accounts and books of the Fund as may be granted by the Board of Directors of the Fund or as may be required by applicable law. Maryland law permits a shareholder to inspect certain records of a Maryland corporation during usual business hours.


         The foregoing is only a summary of certain of the differences between the governing instruments and laws generally applicable to America's Utility and Evergreen Trust. It is not a complete list of differences. Shareholders should refer directly to the provisions of the governing instruments and applicable law for more complete information.

Current and Successor Advisory Agreements


         As a result of the Conversion, the Successor Fund will be subject to a new investment advisory agreement (the "Successor Advisory Agreement") between Evergreen Trust on behalf of the Successor Fund and Mentor Investment Advisors, LLC ("Mentor"), the current investment adviser of America's Utility. The current investment advisory agreement of America's Utility (the "Current Advisory Agreement") is similar in many respects to the Successor Advisory Agreement. Most importantly, the rate at which fees are required to be paid by America's Utility for investment advisory services, as a percentage of average daily net assets, will remain the same for the Successor Fund.


         The following summarizes certain aspects of the Current Advisory Agreement and the Successor Advisory Agreement for each Fund.

         Brokerage Transactions. The Successor Advisory Agreement sets forth specific terms as to brokerage transactions and the investment adviser's use of broker-dealers. For example, the investment adviser will be obligated to use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being most favorable to the Successor Fund. In assessing the best overall terms available for any transaction, the investment adviser will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Successor Advisory Agreement also incorporates the provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), which permits an investment adviser to have its client, including an investment company, pay more than the lowest available commission for executing a securities trade in return for research services and products. The Current Advisory Agreement of America's Utility permits the investment adviser to execute portfolio transactions and select brokers pursuant to the provisions of Section 28(e) of the 1934 Act.

         Liability. Both the Successor Advisory Agreement and the Current Advisory Agreement provide that the investment adviser shall have no liability in connection with rendering services thereunder, other than liabilities resulting from the adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.


         Amendments. The Current Advisory Agreement of America's Utility provides that all changes must be approved by a majority of the shares of the Fund. The Successor Advisory Agreement provides that only amendments of substance require shareholder approval.


Administration Agreements



         Evergreen Investment Services, Inc. ("EIS"), located at 200 Berkeley Street, Boston, Massachusetts 02116, currently serves as administrator to America's Utility for the same fee (determined by formula to currently equal 0.39% of the Fund's average daily net assets) charged by the Fund's former administrator. After the Conversion, EIS will serve as administrator to the Successor Fund. It is anticipated that no material change will occur in America's Utility's administrative fees or arrangements as a result of the Conversion.


Current and Successor Distribution Arrangements

         Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the principal distributor for America's Utility. Mentor Distributors, LLC is a wholly-owned subsidiary of BISYS Fund Services, Inc. ("BISYS") of the same address.


         After the Conversion, Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS, located at 125 West 55th Street, New York,

New York 10019, will serve as principal underwriter for the Successor Fund. It is anticipated that no material change will occur in America's Utility's distribution agreement or the Fund's aggregate amount payable under the Fund's shareholder servicing- related expenses as a result of the Conversion.


 Name

         At the time of its Conversion into the Successor Fund, America's Utility will change its name to Evergreen America's Utility Fund.


Certain Votes to be Taken Prior to the Conversion


         Prior to the Conversion, EDI will own a single outstanding share of the Successor Fund. The purpose of the issuance by the Successor Fund of this nominal share prior to the effective time of the Conversion is to enable Evergreen Trust to eliminate the need to incur the additional expense by Evergreen Trust of having to hold a separate meeting of shareholders of the Successor Fund in order to comply with certain shareholder approval requirements of the 1940 Act. EDI will vote on various organizational matters including the approval of the investment advisory contract, the selection of auditors and the election of Trustees.


Investment Objectives and Restrictions

         The Successor Fund will have the same investment objective as America's Utility. The investment restrictions of America's Utility are proposed to be changed as described in Part II below.

         Except as described in Part II below, the investment adviser does not presently intend to change in any material way for the Successor Fund the investment strategy or operations currently employed for America's Utility.

Federal Income Tax Consequences


         It is anticipated that the transactions contemplated by the Conversion will be tax-free. Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington,, D.C. 20036, counsel to the Successor Fund, has informed the Board of Directors of America's Utility and the Board of Trustees of Evergreen Trust that if all of the assets and liabilities of America's Utility are transferred to the Successor Fund, it will issue an opinion that the Conversion will not give rise to the recognition of income, gain or loss to America's Utility, the Successor Fund, or shareholders of America's Utility for federal income tax purposes pursuant to sections 361, 1032(a) and 354(a)(1), respectively, of the Internal Revenue Code of 1986, as amended (the "Code"). Such opinion will be based upon customary representations of America's Utility and Evergreen Trust and certain customary assumptions. The receipt of such an opinion is a condition to the consummation of the Conversion.

         A shareholder's adjusted basis for tax purposes in shares of the Successor Fund after the Conversion will be the same as the shareholder's adjusted basis for tax purposes in the shares of America's Utility immediately before the Conversion. The holding period for the shares of the Successor Fund received in the Conversion will include a shareholder's holding period for shares of America's Utility (provided that the shares of America's Utility were held as capital assets on the date of the Conversion). Shareholders should consult their own tax advisers with respect to the state and local tax consequences of the proposed transaction.

Appraisal Rights


         Neither America's Utility's Articles of Incorporation nor Maryland law grants shareholders of America's Utility any rights in the nature of appraisal or dissenters' rights with respect to any action upon which such shareholders may be entitled to vote. However, the right of mutual fund shareholders to redeem their shares is not affected by the proposed Conversion.


Recommendation of Directors


     In evaluating the Conversion Plan, the Board of Directors reviewed the potential benefits associated with the proposed Conversion . In this regard, the Directors of the Fund considered: (i) the potential disadvantages which apply to operating America's Utility under its current form of organization; (ii) the advantages which apply to operating the Successor Fund as a series of a Delaware business trust; (iii) the advantages of operating under Evergreen Trust's
Declaration of Trust under Delaware law; (iv) the possible economies of scale (including a reduction in Fund general expenses such as legal and accounting fees, custody fees and Trustees' fees and expenses) that could result in cost savings as a result of the smaller Mentor fund family becoming a part of the larger Evergreen family of funds; (v) the fact that there will essentially be no change in the management of the Fund's portfolio securities; and (vi) the expected federal income tax consequences to America's Utility, the Successor Fund and shareholders of America's Utility resulting from the proposed

Conversion, and the likelihood that no recognition of income, gain or loss for federal income tax purposes will occur as a result thereof.

         At the meeting of the Board called for the purpose on July 13, 1999, the Board of Directors of America's Utility voted to approve the proposed Plan of Conversion for America's Utility and determined that participation in the Conversion is in the best interests of the Fund and that the interests of existing shareholders will not be diluted as a result of the Conversion.

         THE DIRECTORS OF AMERICA'S UTILITY RECOMMEND THAT THE
SHAREHOLDERS OF AMERICA'S UTILITY APPROVE PROPOSAL 1.

                                     PART II

                       PROPOSAL 2 - CHANGES TO FUNDAMENTAL
                             INVESTMENT RESTRICTIONS


Adoption of Standardized Investment Restrictions (Proposals 2A-
2G)


         The primary purpose of Proposals 2A through 2G below is to revise and standardize the Fund's fundamental investment restrictions (except for the Fund's fundamental investment restriction with respect to concentration) (the "Restrictions"). The Directors have reviewed the investment advisers' analysis of the fundamental and nonfundamental investment restrictions of the various funds offered by the Mentor and Evergreen families of mutual funds and, where practicable and appropriate to a fund's investment objective and policies as in the case of America's Utility, the Directors are submitting the adoption of standardized Restrictions to shareholders.

         It is not anticipated that any of the changes will substantially affect the way America's Utility is currently managed. These proposals are being presented to shareholders for approval because it is believed that increased standardization will help to promote operational efficiencies and facilitate monitoring of compliance with the Restrictions by making it easier to monitor the Fund's investments. Because the proposed standardized fundamental
Restrictions in general are phrased relatively more broadly than the Fund's current fundamental Restrictions, the Fund and the investment adviser are expected to be able to respond more expeditiously to market, industry or regulatory developments. Set forth below, as sub-sections of this Proposal, are general descriptions of each of the proposed changes. You will be given the option to approve all, some, or none of the proposed changes on the proxy card enclosed with this Prospectus/Proxy Statement.

         A listing of the current fundamental Restrictions of the Fund is set forth in Exhibit C. Those fundamental Restrictions that you are being requested to vote to standardize are shown in Exhibit C by an "S," which stands for "To be Standardized." If a particular change is not approved by shareholders, the current fundamental Restriction will remain in place.


         If approved by shareholders, the revised fundamental Restrictions described in Proposals 2A through 2G will remain fundamental and, as such, cannot be changed without a further shareholder vote. If a proposed standardized fundamental Restriction is not approved by shareholders, the current Restriction will remain fundamental and shareholder approval (and its attendant costs and delays) will continue to be required prior to any change in the Restriction.

Reclassification of Fundamental Restrictions as Nonfundamental
(Proposal 2H)


         The reclassification from fundamental to nonfundamental of certain of the Fund's other current fundamental Restrictions will enhance the ability of the Fund to achieve its respective investment objective because the Fund and its investment adviser will have greater investment management flexibility to respond to changed market, industry or regulatory conditions without the delay and expense of the solicitation of shareholder approval.


Recommendation of Directors

         The Directors of America's Utility have reviewed the potential benefits associated with the proposed standardization of the Fund's fundamental Restrictions (Proposals 2A through 2G below) as well as the potential benefits associated with the reclassification of certain of the Fund's other fundamental Restrictions to nonfundamental (Proposal 2H).

         At the meeting of the Directors called for the purpose on July 13, 1999, the Directors of America's Utility voted to approve the proposed standardization of the Fund's fundamental Restrictions (Proposals 2A through 2G below) and the reclassification from fundamental to nonfundamental of certain of the Fund's other fundamental Restrictions (Proposal 2H below).

THE DIRECTORS OF AMERICA'S UTILITY RECOMMEND THAT THE
SHAREHOLDERS OF AMERICA'S UTILITY APPROVE PROPOSAL 2.

Proposal 2A:               To Amend the Fundamental Restriction Concerning
                           Diversification of Investments

         The current fundamental Restriction of the Fund concerning diversification of investments provides generally that the Fund will not purchase the securities of an issuer if the purchase would cause more than 5% of the Fund's total assets taken at current value to be invested in the securities of such issuer, except U.S. government securities for temporary investment or if the purchase would cause more than 10% of any class of securities of an issuer or more than 10% of the outstanding voting securities of any one issuer to be held in the Fund's portfolio. The Fund applies the 5% of assets test and the 10% of any class and of outstanding voting securities tests to 100% of its total assets. It is proposed that shareholders approve new language standardizing these Restrictions including the percentage of total assets to which the Restriction is applied and eliminating the limitation with respect to classes of shares.

         The Fund has elected to be a "diversified" open-end management investment company under the 1940 Act, which requires the 5% of assets and 10% of outstanding voting securities tests described above to apply to 75% of the total assets of the Fund. As mentioned above, the current policy of the Fund is for the 10% voting securities of an issuer test and the 5% of total assets test to be applied to 100% of the Fund's assets, rather than to 75% of its assets. The primary purpose of the proposed change with respect to the Fund is to allow the Fund to invest in accordance with the less restrictive limits contained in the 1940 Act for diversified investment companies. For this same reason, the 10% limitation with respect to any class of shares would be eliminated. The proposed changes would allow the Fund the flexibility to purchase larger amounts of issuers' securities when its investment adviser deems an opportunity attractive. The new policy would allow the investment policies of the Fund to conform with the definition of "diversified" as it appears in the 1940 Act.

         The amendment of the fundamental Restriction will allow the Fund to respond more quickly to changes of the 1940 Act standard, as well as to other legal, regulatory, and market developments without the delay or expense of a shareholder vote. The amendment of the fundamental Restriction would also standardize the Restrictions across the Evergreen and Mentor families of funds. Adoption of this change is not expected to materially affect the operation of the Fund.

         The Fund is not changing its current classification as a diversified fund. As proposed, the Fund's fundamental

Restriction regarding diversification will be replaced with the following fundamental Restriction:

                  "The Fund may not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940."

Proposal 2B:               To Amend the Fundamental Restriction Concerning
                           the Issuance of Senior Securities

         The Fund's current fundamental Restriction regarding the issuance of senior securities states that the Fund will not issue any senior securities, other than as consistent with borrowings permitted under the restriction on borrowing which is discussed below.

         It is proposed that shareholders approve replacing the Fund's current fundamental Restriction concerning the issuance of senior securities with the following fundamental Restriction governing the issuance of senior securities:

                  "Except as permitted under the
                  Investment Company Act of 1940, the
                  Fund may not issue senior
                  securities."

         The primary purpose of this proposed change is to standardize the Fund's fundamental Restriction regarding senior securities.

         The proposed fundamental Restriction clarifies that the Fund may issue senior securities to the full extent permitted under the 1940 Act. Although the definition of a "senior security" involves complex statutory and regulatory concepts, a senior security is generally an obligation of the Fund which has a claim to the Fund's assets or earnings that takes precedence over the claims of the Fund's shareholders. The 1940 Act generally prohibits open-end investment companies (i.e. mutual funds) from issuing any senior securities; however, under current SEC staff interpretations, mutual funds are permitted to engage in certain types of transactions that might be considered "senior securities" as long as certain conditions are satisfied. For example, a transaction that obligates a Fund to pay money at a future date (e.g., the purchase of securities to be settled on a date that is farther away than the normal settlement period) may be considered a "senior security." A mutual fund is permitted to enter into this type of transaction if it maintains a segregated account containing liquid securities in an amount equal to its obligation to pay cash for the securities at a future date. The Fund would engage in transactions that could be considered to involve "senior securities" only in accordance with applicable regulatory requirements under the 1940 Act.

         Adoption of the proposed fundamental Restriction concerning senior securities is not expected to materially affect the operation of the Fund. However, adoption of a standardized fundamental Restriction will facilitate the Fund's investment adviser's investment compliance efforts and will allow the Fund to respond to legal, regulatory and market developments which may make the use of permissible senior securities advantageous to the Fund and its shareholders.

Proposal 2C:               To Amend the Fundamental Restriction Concerning
                           Borrowing

         The Fund's current fundamental Restriction concerning borrowing states that the Fund will not borrow money or securities for any purpose except that borrowing up to 10% of the Fund's total assets is permitted for emergency purposes. When reviewing the Fund's policies on borrowings as set forth in Exhibit C, you should also review the Fund's policy on the issuance of senior securities since the topics are interrelated.

         In general, under the 1940 Act, a fund may not borrow money, except that (i) a fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a fund may borrow up to an additional 5% of its total assets for temporary purposes, and (iii) a fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         It is proposed that shareholders approve replacing the Fund's current fundamental Restriction regarding borrowing with the following fundamental
Restriction:

                  "The Fund may not borrow money,
                  except to the extent permitted by
                  applicable law."


         The  primary   purpose  of  the  proposed  change  to  the  fundamental
Restriction concerning borrowing is to standardize the Restriction.


         Adoption of the proposed Restriction is not currently expected to materially affect the operations of the Fund. The Fund's current Restriction restricts borrowing to a lower percentage of total assets than the 33 1/3% permitted under the 1940 Act. The proposed Restriction therefore would allow a Fund to purchase a security while borrowings representing more than 10% of total assets are outstanding. While the Fund has no current intention to use leverage, the flexibility to do so may be beneficial to the Fund at a future date.

Proposal 2D:               To Amend the Fundamental Restriction Concerning
                           Underwriting

         The Fund is currently subject to a fundamental Restriction concerning underwriting. The Restriction provides that the Fund may not act as underwriter of securities of other issuers; provided that this policy shall not be construed to prevent or limit in any manner the right of the Fund to purchase securities for investment purposes. It is proposed that shareholders approve replacing the current fundamental Restriction with the following fundamental Restriction concerning underwriting:

                  "The Fund may not underwrite securities of other issuers, except insofar as the Fund may technically be deemed an underwriter in connection with the disposition of its portfolio securities."

         The primary purposes of the proposed change are to clarify that the Fund is not prohibited from selling securities if, as a result of the sale, the Fund would be considered an underwriter under the federal securities laws and to standardize the language of the Fund's fundamental Restriction regarding underwriting. While the proposed change will have no current impact on the Fund, adoption of the proposed standardized fundamental Restriction will advance the goals of standardization.

Proposal 2E:               To Amend the Fundamental Restriction Concerning
                           Investment in Real Estate

         The Fund currently has a fundamental Restriction concerning the purchase of real estate. The Restriction states that the Fund will not own, buy or sell real estate or interests in real estate. The Fund may, however, purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate.

         Shareholders are being asked to approve an amended Restriction similar to that described above. As proposed, the Fund's current fundamental Restriction will be replaced by the following fundamental Restriction:

                  "The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate."

         The primary purpose of the proposed amendment is to standardize the Fund's fundamental Restriction concerning real estate.

         To the extent that the Fund buys securities and instruments of companies in the real estate business, the Fund's performance will be affected by the condition of the real estate market. This industry is sensitive to factors such as changes in real estate values and property taxes, overbuilding, variations in rental income, and interest rates. Performance could also be affected by the structure, cash flow, and management skill of real estate companies.

         While the proposed change will have no current impact on the Fund, adoption of the proposed standardized fundamental Restriction will advance the goals of standardization.

Proposal 2F:               To Amend the Fundamental Investment Restriction
                           Concerning Commodities

         The Fund is currently subject to a fundamental Restriction that provides that the Fund will not own, buy or sell commodities or commodity contracts, except that the Fund may purchase or sell foreign currencies, foreign currency futures contracts and related options.

         It  is  proposed  that  shareholders   approve  replacing  the  current
fundamental Restriction with the following fundamental Restriction concerning commodities:

                  "The Fund may not purchase or sell commodities or contracts on commodities except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law without registering as a commodity pool operator under the Commodity Exchange Act."

         The Fund currently has the ability to invest in only those financial futures that involve foreign currencies. Under the proposed amendment, the Fund will also be able to invest in other types of financial futures, such as stock index futures or futures on U.S. Treasury securities. These types of futures may be used for hedging or for investment purposes. Although the use of these types of futures for such purposes is intended to increase the Fund's investment returns, these practices could, if they do not perform as expected by the investment adviser, reduce returns or increase volatility.


  While the proposed change will have no material impact on the operation of the Fund, adoption of the proposed fundamental Restriction will advance the goals of standardization.

Proposal 2G:               To Amend the Fundamental Investment Restriction
                           Concerning Lending


         The Fund's current fundamental Restriction concerning lending states that the Fund shall not lend its portfolio securities except under certain percentage and other limitations. In general, it is the Fund's current policy that such loans must be secured continuously by U.S. government securities, cash or cash collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned. During the existence of the loan, the Fund must continue to receive the equivalent of the interest and dividends paid by the issuer on the securities loaned and interest on the investment of the collateral; the Fund must have the right to call the loan and obtain the securities loaned at any time on reasonable notice, including the right to call the loan to enable the Fund to vote the securities.


         It  is  proposed  that  shareholders   approve  replacing  the  current
fundamental Restriction with the following amended fundamental Restriction concerning lending:

                  "The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investments shall not be deemed to be the making of a loan."

         The proposal is not currently expected to materially affect the operations of the Fund. Gains or losses in the market value of a loaned security will affect the Fund and its shareholders. When the Fund lends its securities, it runs the risk that it will not be able to retrieve the securities on a timely basis, possibly losing the opportunity to sell the securities at a desirable price. Also, if the borrower files for bankruptcy or becomes insolvent, the Fund's ability to dispose of the securities may be delayed.


         The adoption of the standardized fundamental Restriction will advance the goals of standardization.


Proposal 2H:               Reclassification as Nonfundamental of All Current
                           Fundamental Restrictions Other Than the
                           Fundamental Restrictions Described in the
                           Foregoing Proposals 2A through 2G



         Like all mutual funds, when the Fund was established the Board of Directors adopted certain investment Restrictions that would govern the efforts of the Fund's investment adviser in seeking the Fund's investment objective. Some of these Restrictions were designated as "fundamental" and, as such, may not be changed unless the change has first been approved by the Directors and then by the shareholders of the Fund. Many of the Fund's investment restrictions were required to be classified as fundamental under the securities laws of various states. Since October 1996, such state securities laws and regulations regarding fundamental investment restrictions have been preempted by federal law and no longer apply.

         The Fund's fundamental Restrictions were established to reflect certain regulatory, business or industry conditions as they existed at the time the Fund was established. Many such conditions no longer exist. The 1940 Act requires only that the Restrictions discussed in Proposals 2A through 2G above (and the fundamental investment restriction with respect to concentration) be classified as fundamental. As a result, this Proposal 2H proposes to reclassify as nonfundamental all current fundamental Restrictions of the Fund other than the fundamental Restrictions discussed in the foregoing Proposals 2A through 2G and the Fund's fundamental investment restriction with respect to concentration for which no change has been proposed.


         Nonfundamental Restrictions may be changed or eliminated by the Trustees at any time without approval of the Fund's shareholders. The current fundamental Restrictions proposed to be reclassified as nonfundamental are shown in Exhibit C by an "R," which stands for "To be Reclassified."

         None of the proposed changes will materially alter the way in which the Fund is currently managed. The Directors believe that approval of the reclassification of fundamental Restrictions to nonfundamental Restrictions will enhance the ability of the Fund to achieve its investment objective because the Fund and its investment adviser will have greater investment management flexibility to respond to changed market, industry or regulatory conditions without the delay and expense of the solicitation of shareholder approval.


                                    PART III

         PROPOSAL 3 - MERGER OF AMERICA'S UTILITY INTO EVERGREEN UTILITY


     This Prospectus/Proxy Statement is also being furnished to shareholders of America's Utility in connection with a proposed Agreement and Plan of Reorganization (the "Reorganization Plan") to be submitted to shareholders of America's Utility for consideration at the Meeting. As discussed above in Part I regarding the Conversion Plan, prior to the Reorganization, America's Utility will be converted to a series of a Delaware business trust (Evergreen Trust) to be known as Evergreen America's Utility. Subject to shareholder approval, the Conversion will occur on or about October 15, 1999. Because of programming freezes in place as a result of upcoming year 2000 and other issues, the Reorganization cannot occur during the period between October 1, 1999 and March 1, 2000.


         In order for shareholders of America's Utility to have an understanding about the main purpose of this Prospectus/Proxy Statement and the Reorganization, the discussion in this Part III refers to America's Utility and not Evergreen America's Utility.

         The Reorganization Plan provides for all of the assets of America's Utility to be acquired by Evergreen Utility in exchange for shares of Evergreen Utility and the assumption by Evergreen Utility of the identified liabilities of America's Utility (hereinafter referred to as the "Reorganization"). Following the Reorganization, shares of Evergreen Utility will be distributed to shareholders of America's Utility in liquidation of America's Utility and such Fund will be terminated. Holders of shares of

America's Utility will receive Class A shares of Evergreen Utility.

         No sales charge will be imposed in connection with Class A shares of Evergreen Utility received by holders of shares of America's Utility. As a result of the proposed Reorganization, each shareholder of America's Utility will receive that number of full and fractional shares of Evergreen Utility having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of America's Utility. The Reorganization is being structured as a tax-free reorganization for federal income tax purposes.


         Evergreen Utility is a separate series of Evergreen Trust. Evergreen Utility seeks high current income and moderate capital growth as its primary investment objective. Evergreen Utility invests at least 65% of its assets in stocks and investment grade bonds of utility companies (including gas, electric, and telecommunications companies). The investment objective of America's Utility is similar -- to seek current income and moderate capital growth by investing primarily in securities issued by utility companies.

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about Evergreen Utility that shareholders of America's Utility should know when voting on the Reorganization. Certain relevant documents listed below, which have been filed with the SEC, are incorporated in whole or in part by reference into this Prospectus/Proxy Statement. A Statement of Additional Information dated August 27, 1999 relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of Evergreen Utility dated July 31, 1998 and January 31, 1999 and of America's Utility dated December 31, 1998, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Utility at 200 Berkeley Street, Boston, Massachusetts 02116 or by calling toll-free 1-800-645-7816.

         The Prospectus of Evergreen Utility dated December 1, 1998, its Annual Report for the fiscal year ended July 31, 1998 and its Semi-Annual Report for the six month period ended January 31, 1999 are incorporated herein by reference in their entirety, insofar as they relate to Class A shares of Evergreen Utility only, and not to any other fund described therein. Shareholders of America's Utility will receive, with this Prospectus/Proxy Statement, copies of the Prospectus pertaining to the Class A shares of Evergreen Utility that they will receive as a result of the consummation of the Reorganization. Additional information about Evergreen Utility is contained in its Statement of Additional Information dated December 1, 1998, which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Utility at the address or telephone number listed in the paragraph above.

         The Prospectus of America's Utility dated May 3, 1999, is incorporated herein in its entirety by reference. Copies of the Prospectus, the related Statement of Additional Information dated May 3, 1999 and the Annual Report for the fiscal year ended December 31, 1998, are available upon request and without charge by writing to America's Utility at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE   COMMISSION  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                         COMPARISON OF FEES AND EXPENSES

         The amounts for Class A shares of Evergreen Utility set forth in the following tables and in the examples are based on the expenses of Evergreen Utility for the twelve-month period ended January 31, 1999. The amounts for shares of America's Utility set forth in the following tables and in the examples are based on the expenses of America's Utility for the twelve-month period ended January 31, 1999. The pro forma amounts for Class A shares of Evergreen Utility are based on what the estimated combined expenses of Evergreen Utility would have been for the twelve-month period ended January 31, 1999.

         The following tables show for Evergreen Utility, America's Utility and Evergreen Utility pro forma, assuming consummation of the Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the shares (Class A shares with respect to Evergreen Utility and Evergreen Utility pro forma) of each Fund.



                                                    Comparison of Class A Shares
                                       of Evergreen Utility With Shares of America's Utility




                                   Evergreen Utility                                    America's Utility

Shareholder
Transaction Expenses
Maximum Sales Load                 4.75%                                                None
Imposed on Purchases
(as a percentage of
offering price)
Contingent Deferred                None                                                 None
Sales Charge (as a                 (1)
percentage of
original purchase
price or redemption
proceeds, whichever
is lower)
Annual Fund
Operating Expenses
(as a percentage of
average daily net
assets)
Management Fee (2)                 0.50%                                                0.26%
12b-1 Fees (3)                     0.25%                                                None
Shareholder
Servicing Plan Fees                None                                                 0.25%
Other Expenses                     0.31%                                                0.81%
                                   -----                                                -----
Annual Fund                        1.06%                                                1.32%
                                   =====                                                =====
Operating Expenses
(4)




                           Evergreen Utility Pro Forma
Shareholder Transaction                        Class A
                                               -------

Expenses
Maximum Sales Load                             4.75%
Imposed on Purchases
(as a percentage of
offering price)
Contingent Deferred                            None(1)
Sales Charge (as a
percentage of original
purchase price or
redemption proceeds,
whichever is lower)
Annual Fund Operating
Expenses (as a
percentage of average
daily net assets)
Management Fee (2)                             0.50%
12b-1 Fees (3)                                 0.25%
Shareholder Servicing
Plan Fees                                      None
Other Expenses                                 0.53%
                                               -------
Annual Fund Operating                          1.28%
Expenses (4)                                   =======


-------------------

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1% upon redemption within one year after the month of purchase.

(2) Net Management Fee after waiver is 0.45% for Evergreen Utility and 0.29% for Evergreen Utility pro forma.

(3) Class A shares of Evergreen Utility can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets.

(4) After waivers, Annual Fund Operating Expenses for Evergreen Utility was 1.01%, for the twelve-month period ended January 31, 1999, and would have been 1.07% for Evergreen Utility pro forma for the twelve-month period ended January 31, 1999.



         Examples. The following tables show for Evergreen Utility and America's Utility, and for Evergreen Utility pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $10,000 investment in the shares of America's Utility, the Class A shares of Evergreen Utility and the Class A shares of Evergreen Utility pro forma) for the periods specified, assuming (i) a 5% annual return, and (ii) redemption at the end of such period. All tables assume reinvestment of dividends and capital gain distributions.

                       Evergreen Utility

                       Three                 Five
One Year               Years                 Years                Ten Years



      $578               $796                $1,032               $1,708





                       America's Utility
                       Three                 Five
One Year               Years                 Years                Ten Years


      $134                   $418              $723               $1,590






                       Evergreen Utility Pro Forma
                       Three                 Five
One Year               Years                 Years                Ten Years


      $599                   $862
                                             $1,144               $1,947




         The purpose of the foregoing examples is to assist America's Utility shareholders in understanding the various costs and expenses that an investor in Evergreen Utility as a result of the Reorganization would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in America's Utility. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                     SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of Evergreen Utility dated December 1, 1998 and the Prospectus of America's Utility dated May 3, 1999 (which are incorporated herein by reference) and the Reorganization Plan, the form of which is attached to this Prospectus/Proxy Statement as Exhibit D.

Proposed Plan of Reorganization

         The Reorganization Plan provides for the transfer of all of the assets of America's Utility (which at the time of the Reorganization will be known as Evergreen America's Utility pursuant to the Conversion Plan described above) in exchange for shares of Evergreen Utility and the assumption by Evergreen Utility of the identified liabilities of America's Utility. The identified liabilities consist only of those liabilities reflected on the Fund's statement of assets and liabilities determined immediately preceding the Reorganization. The Reorganization Plan also calls for the distribution of shares of Evergreen Utility to America's Utility shareholders in liquidation of America's Utility as part of the Reorganization. As a result of the Reorganization, the holders of shares of America's Utility will become the owners of that number of full and fractional Class A shares of Evergreen Utility having an aggregate net asset value equal to the aggregate net asset value of the shareholders' shares of America's Utility, as of the close of business immediately prior to the date that America's Utility's assets are exchanged for shares of Evergreen Utility. See "Reasons for the Reorganization - Agreement and Plan of Reorganization."

         The Board of Directors of America's Utility, including the Directors who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Directors"), have concluded that the Reorganization would be in the best interests of shareholders of America's Utility. Accordingly, the Board of Directors has submitted the Reorganization Plan for the approval of America's Utility's shareholders.

         In addition, subsequent to the Conversion of America's Utility to Evergreen America's Utility, the Trustees of Evergreen Trust will review the Reorganization Plan on behalf of Evergreen America's Utility (referred to in this Part III as America's Utility) to determine whether the Reorganization remains in the best interests of the shareholders of Evergreen America's Utility and that the interests of shareholders of Evergreen America's Utility will not be diluted as a result of the transactions contemplated by the Reorganization even though shareholders of America's Utility have previously approved the Reorganization.

                   THE BOARD OF DIRECTORS OF AMERICA'S UTILITY
            RECOMMENDS APPROVAL BY SHAREHOLDERS OF AMERICA'S UTILITY OF THE REORGANIZATION PLAN EFFECTING THE REORGANIZATION.

         The Trustees of Evergreen Trust have also approved the Reorganization Plan on behalf of Evergreen Utility.

         Approval of the Reorganization on the part of America's Utility will require the affirmative vote of a majority of the total number of America's Utility's shares issued and outstanding and entitled to vote, at a Meeting at which a quorum of the Fund's shares is present. One-third of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."


         The Reorganization is scheduled to take place on or about March 11, 2000. If the shareholders of America's Utility do not vote to approve the Conversion and/or the Reorganization, the Directors of America's Utility or the Trustees of Evergreen Trust, as the case may be, will consider other possible courses of action in the best interests of shareholders.

Tax Consequences

         Prior to or at the completion of the Reorganization, America's Utility will have received an opinion of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of Evergreen Utility in the Reorganization. The holding period and aggregate tax basis of shares of Evergreen Utility that are received by America's Utility's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of America's Utility in the hands of Evergreen Utility as a result of the Reorganization will be the same as in the hands of the Fund immediately prior to the Reorganization, and no gain or loss will be recognized by Evergreen Utility upon the receipt of the assets of the Fund in exchange for shares of Evergreen Utility and the assumption by Evergreen Utility of the identified liabilities of America's Utility.

Investment Objectives and Policies of the Funds

         The investment objectives and policies of Evergreen Utility and America's Utility are similar.

         Evergreen Utility seeks a high current income and moderate capital growth as its investment objective. In pursuing its investment objective, the Fund invests at least 65% of its assets in common and preferred stocks and investment grade bonds and convertible preferred stocks of utility companies (including gas, electric, and telecommunications companies). The Fund may also invest up to 35% of its assets in common stocks of non-utility companies and up to 25% of its assets in foreign securities.


         The investment objective of America's Utility is to seek current income and moderate capital growth by investing primarily in securities issued by utility companies. The Fund normally invests at least 65% of its assets in securities issued by utility companies. The Fund's investments in utility companies may include both equity securities, such as common stock and preferred stocks, and debt securities, such as bonds. The Fund may invest the balance of its assets in investments that include common stock and other equity securities issued by non-utility companies, as well as debt securities, such as U.S.
government securities and corporate bonds, notes and debentures. The Fund may invest without limit, in foreign securities. See "Comparison of Investment Objectives and Policies" below.


Comparative Performance Information for Each Fund

         Discussions of the manner of calculation of total return are contained in each Fund's respective Prospectus and Statement of Additional Information. Past performance is not an indication of future results. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         The charts below show the percentage gain or loss in each calendar year since inception for the Class A shares of Evergreen Utility and the shares of America's Utility. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included.

                  Year-by-Year Total Return for Class A Shares
                              of Evergreen Utility

 40%

30%                       30.70                    29.35
20%                                                            11.33
10%
0                                      4.40

-10%          -5.60


              94*         95           96          97            98

Best Quarter:       3rd Quarter 1998        +9.06%
Worst Quarter:      3rd Quarter 1996        -6.74%

---------------

*Since inception on 1/4/94 to 12/31/94


Year-to-date total return through 6/30/99 is +13.06%.



            Year-by-Year Total Return for Shares of America's Utility





40%
30%                                       32.30
20%                                                               23.31
10%           13.26                                                        15.47
0                                                        5.46

-10%                      -13.10


              93*         94              95             96        97        98


Best Quarter:              4th Quarter 1997                   + 13.26%
Worst Quarter:             1st Quarter 1994                   -10.96%

-------------------

*Inception was on 5/5/92.

Year-to-date total return through 6/30/99 is +0.86%.


         The next table lists each Fund's average year-by-year return for the 1-year period, 5-year period and since inception (through 12/31/98), including the applicable sales charge for Class A shares of Evergreen Utility. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of the table you can compare the Funds' performance with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the S&P Utilities Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P Utilities Index tracks the performance of utility stocks within the larger S&P 500 Index, which are investments similar to those of the Fund. Neither index is an actual investment.




                         Average Annual Total Return (1)



                              1 Year               5 Years                From Inception
                              Ended                Ended                  To December
                              December             December               31, 1998                      Inception
                              31, 1998             31, 1998               ---------                     Date
                              -------              --------                                             ---------


Evergreen
 Utility
 Class A
 shares

 (with sales
 charge)(2)                   6.01%                N/A                    12.09%
                              ----                                        -----


                                                                                                        1/4/94







                              1 Year               5 Years                From Inception
America's
 Utility

                              15.47%               11.54%                 12.49%
                              ------               ------                 ------
                                                                                                        5/5/92


S&P 500 Index                 28.58%               24.06%                 20.48%/24.04%*
                              ------               ------                 ------ -----

S&P Utilities
 Index                        14.77%               14.04%                 14.53%/13.90%*
                              ------               ------                 ------ ------

--------------

*        Inception date is  5/5/92 and 1/4/94, respectively.


(1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the average annual total returns during the periods would have been lower.


(2) The average annual return for Class A shares of Evergreen Utility without the sales charge was 11.33% for the 1-year period ended December 31, 1998 and 13.19% for the period from inception to December 31, 1998.


         Important information about Evergreen Utility is also contained in management's discussion of Evergreen Utility's performance, attached hereto as Exhibit E. This information also appears in Evergreen Utility's most recent Annual Report.

Management of the Funds

         The overall management of Evergreen Utility and of America's Utility is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Trust and the Board of Directors of America's Utility, respectively. Subsequent to the Conversion, the overall management of America's Utility will be the responsibility of, and will be supervised by, the Board of Trustees of Evergreen Trust.

Investment Advisers

         The investment adviser to Evergreen Utility is Evergreen Investment Management ("EIM") (formerly known as the Capital Management Group), a division of FUNB. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630. FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States based on total assets as of March 31, 1999. EIM and its affiliates manage the Evergreen family of mutual funds with assets of approximately $56.7 billion as of March 31, 1999. For further information regarding FUNB and First Union, see "Organization and Service Providers - Service Providers - Investment Advisor" in the Prospectuses of Evergreen Utility.

         EIM manages investments and supervises the daily business affairs of Evergreen Utility subject to the authority of the Trustees. EIM is entitled to receive from the Fund an annual fee equal to 0.50% of the Fund's average daily net assets.

         Mentor serves as the investment adviser for America's Utility. Mentor has overall responsibility for portfolio management of the Fund. For its services as investment adviser, Mentor is entitled to receive a fee as follows: for the first $5 million of assets under management, 0.75% of the average daily net assets in the Fund; for the next $5 million under management, 0.50% of the average daily net assets in the Fund; for the next $90 million under management, 0.25% of the average daily net assets in the Fund; for the next $100 million under management, 0.20% of the average daily net assets in the Fund; for the next $100 million under management, 0.15% of the average daily net assets in the Fund; and for any amounts over $300 million under management, 0.10% of the average daily net assets in the Fund.

         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.

         Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, Evergreen Utility could be adversely affected if the computer systems used by the Fund's investment adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment adviser is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, issuers of securities in which the Fund invests, especially foreign issuers, may be adversely affected by Year 2000 Problems. Such problems could negatively impact the value of the Fund's portfolio securities.

Administrator


         As described in Part 1 - "Administrative Agreements," EIS currently acts as administrator for America's Utility. EIS also acts as the administrator for Evergreen Utility and provides the Fund with facilities, equipment and personnel. EIS is entitled to receive an administration fee from Evergreen Utility based on the aggregate average daily net assets of all the mutual funds advised by FUNB and its affiliates for which EIS serves as administrator, calculated in accordance with the following schedule: 0.050% on the first $7 billion, 0.035% on the next $3 billion, 0.030% on the next $5 billion, 0.020% on the next $10 billion, 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion.


Portfolio Management


         The day-to-day management of Evergreen Utility is handled by Matthew D. Finn and Doris Kelley-Watkins. Mr. Finn is Chief Investment Officer of the Growth and Income Group of Evergreen Investment Management Company ("EIMC"), an indirect wholly-owned subsidiary of FUNB, and has been associated with EIM since March 1998 as a portfolio manager. Previously, he was a Vice President and portfolio manager with Advantus Capital Management, Inc. from April 1994 to March 1998 and a portfolio manager with Unified Capital Management from September 1993 to April 1994. Mr. Finn has been co-manager of Evergreen Utility since April 1999. Ms. Kelley-Watkins joined Evergreen Asset Management Corp., an indirect wholly-owned subsidiary of FUNB, as a Vice President and analyst in February 1996 and has been associated with EIM since August 1996 as a portfolio manager. From 1976 until she left Merrill Lynch in February 1996 , she was a First Vice President and utility industry specialist. Ms. Kelley-Watkins has been co-manager of Evergreen Utility since August 1996.


Distribution of Shares


         EDI, an affiliate of BISYS , acts as underwriter of shares of Evergreen Utility. EDI distributes the Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Evergreen Utility offers four classes of shares: Class A, Class B, Class C and Class Y. The Class B, Class C and Class Y shares of Evergreen Utility are not involved in the Reorganization. Each class has separate distribution arrangements. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below for a discussion of Class A shares.) No class bears the distribution expenses relating to the shares of any other class.


         In the proposed Reorganization, shareholders of America's Utility will receive Class A shares of Evergreen Utility. The Class A shares of Evergreen
Utility have similar arrangements with respect to the imposition of a distribution-related fee as the shares of America's Utility with respect to a shareholder servicing-related fee. For detailed information regarding the fees and expenses attributable to investment in Class A shares, see "Comparison of Fees and Expenses," above. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, Evergreen Utility shares acquired by shareholders of America's Utility pursuant to the proposed Reorganization would not be subject to any initial sales charge or contingent deferred sales charge ("CDSC") as a result of the Reorganization.


         The following is a summary description of charges and fees for the Class A shares of Evergreen Utility which will be received by America's Utility shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the respective Prospectus of Evergreen Utility and America's Utility and in each Fund's Statement of Additional Information.


         Class A Shares. Class A shares are sold at net asset value plus an initial sales charge and, as indicated below, are subject to a 12b-1 fee. For a description of the initial sales charges applicable to purchases of Class A shares, see "Purchase and Redemption of Shares - How to Buy Shares" in the Prospectus for Evergreen Utility. No initial sales charge will be imposed on Class A shares of Evergreen Utility received by America's Utility's shareholders in the Reorganization. However, additional purchases of Class A shares will be subject to applicable initial sales charges.


         Additional information regarding the classes of shares of each Fund is included in its respective Prospectuses and Statement of Additional Information.


         Distribution-Related and Shareholder Servicing-Related Expenses. Evergreen Utility has adopted a 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the class. This amount may be increased to the full plan amount for the Fund by the Trustees without shareholder approval at any time, although there is no intention or expectation that the rate at which payments are made under the plan will be increased.

         America's Utility has adopted a Shareholder Servicing Plan with respect to its shares under which the Fund may pay for shareholder servicing-related expenses at an annual rate of 0.25% of the average daily net assets attributable to the class.


         Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Security Dealers, Inc., following the Conversion and the Reorganization of Evergreen Utility may make distribution-related and shareholder servicing-related payments with respect to America's Utility shares sold prior to the Conversion and the Reorganization including payments to America's Utility former underwriter.

         Additional information regarding the 12b-1 plan adopted by Evergreen Utility and the Shareholder Servicing Plan adopted by America's Utility is included in its respective Prospectus and Statement of Additional Information.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above. Investments in the Funds are not insured. Generally, the minimum initial purchase requirement for each Fund is $1,000. There is no minimum for subsequent purchases of shares of Evergreen Utility. For America's Utility, the minimum for subsequent investments is $40. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, if applicable, as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the respective Prospectuses for each Fund. Evergreen Utility may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. America's Utility may involuntarily redeem and terminate those shareholder accounts which fall below a minimum investment balance of $240. Effective September 1, 1999, the minimum investment balance for America's Utility will be $1,000. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Shares of America's Utility do not have any exchange privileges. Holders of shares of a class of Evergreen Utility may exchange their shares for shares of the same class of any other Evergreen fund. America's Utility shareholders will be receiving Class A shares of Evergreen Utility in the Reorganization and, accordingly, with respect to shares of Evergreen Utility received in the Reorganization, the exchange privilege is limited to Class A shares of other Evergreen funds. Evergreen Utility limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in Evergreen Utility's Prospectus and Statement of Additional Information.

Dividend Policy


         Each Fund distributes its investment company taxable income quarterly and its net realized gains at least annually. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the respective Prospectuses of each Fund for further information concerning dividends and distributions.


         After the Reorganization, shareholders of America's Utility who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Utility reinvested in shares of Evergreen Utility. Shareholders of America's Utility who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Utility in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Utility.

         Each of Evergreen Utility and America's Utility has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         An investment in each Fund is subject to certain risks. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives. For a discussion of each Fund's investment objectives and policies, see "Comparison of Investment Objectives and Policies."

         Utility Industry Risk. Each Fund normally invests at least 65% of its total assets in the securities of utility companies. The value of an investment in a Fund could be negatively affected by adverse developments in the utility industry. These could include decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. Such developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends shareholders receive from the Fund. Finally, utility companies typically borrow heavily to support continuing operations. Increases in interest rates could increase utility companies' borrowing costs, which could adversely impact their financial results and stock price, and ultimately the value and total return of the Fund's shares.

         Concentration Risk. Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

         Stock Market Risk. Investment in the Funds will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on an investment would likely decline. Even if general economic conditions do not change, an investment may decline in value if the particular industries, issuers or sectors the Funds invest in do not perform well.

         Each Fund invests in debt securities. The main risks of investing in debt securities are:

         Interest Rate Risk. Bond prices move inversely to interest rates, i.e., as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. Prices of longer-term bonds tend to be more volatile in periods of changing interest rates than prices of shorter-term securities.

         Credit Risk. A Fund's income and/or share price may be adversely affected if the issuer of a debt security has its credit rating reduced or fails to make scheduled interest and principal payments. Neither Fund is required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

         Derivatives Risk. Each Fund may invest in derivatives, including options, futures and options on futures. The market values of derivatives or structured securities may vary depending upon the manner in which the investments have been structured and may fluctuate much more rapidly and to a much greater extent than investments in other securities. As a result, the values of such investments may change at rates in excess of the rates at which traditional fixed income securities change and, depending on the structure of a derivative, could change in a manner opposite to the change in the market value of a traditional fixed income security. See the Prospectus and Statement of Additional Information of Evergreen Utility for further discussion of the risks inherent in the use of certain derivatives.

         Foreign Investment Risk. Each Fund may purchase obligations of foreign governments and corporations. Investment in foreign securities generally entails more risk than investment in domestic issuers for the following reasons: publicly available information on issuers and securities may be scarce; many foreign countries do not follow the same accounting, auditing and financial reporting standards as are used in the United States; market trading volumes may be smaller, resulting in less liquidity and more price volatility compared to U.S. securities; there may be less regulation of securities trading and its participants; unfavorable changes in a foreign country's currency may adversely affect the value of foreign securities held by the Fund; the possibility may exist for expropriation, confiscatory taxation, nationalization, establishment of price controls, political or social instability or negative diplomatic developments; and dividend or interest withholding may be imposed at the source.

         When a Fund invests in foreign securities, they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign securities. Thus, the value of the Fund's shares may be affected by changes in exchange rates.

         Oil Industry Investment Risk. Each Fund may invest in securities of issuers engaged in the production, refining, sale, or distribution of oil or oil-related products. Under certain market conditions, the prices of such securities may vary inversely to the prices of securities of utility companies, and so may provide some limited protection against a decline in the Fund's net asset value at times of a general decline in prices of securities of utilities companies. The Funds may invest in such securities in an attempt to gain such protection or in an attempt to increase the Funds' investment return.


         The prices of securities of companies in the oil industry and the price of oil are subject to substantial fluctuations, and may be affected by unpredictable economic and political circumstances, including, for example: social, political, or military disturbances in or near oil-producing countries or oil shipping or pipeline routes; the taxation and regulatory policies of various governments; the activities and policies of OPEC (an organization of major oil producing countries); the discovery of new oil and gas reserves and the development of new techniques for producing, refining, and transporting oil, gas, and related products; energy conservation practices; and the development of alternative energy sources and alternative uses for oil and gas products. In addition, the facilities and other assets of such companies may be subject to the risks of nationalization or expropriation, confiscatory taxation, and risks of political or financial instability and diplomatic developments in oil producing companies that could affect their values adversely.


                         REASONS FOR THE REORGANIZATION


         In order to combine and simplify the offering of mutual funds that are advised by FUNB and its affiliates, the Mentor funds are being brought into the Evergreen fund family. Certain Mentor funds will continue as series of applicable Evergreen Delaware business trusts. Other Mentor funds, including America's Utility, are in the process of being combined with existing Evergreen funds in cases where the funds have similar investment objectives and policies.


         Mentor is an indirect majority-owned subsidiary of First Union Capital Markets Corp., which is in turn a wholly-owned subsidiary of First Union. EVEREN Capital Corporation currently has a 45% ownership interest in Mentor. It is anticipated that First Union will acquire EVEREN Capital Corporation in September, 1999.

         At a meeting of the Board of Directors of America's Utility held on July 13, 1999, all of the Directors, including the Independent Directors, considered and approved the Conversion and the Reorganization as being in the best interests of shareholders of America's Utility.


         In approving the Reorganization Plan, the Directors reviewed various factors about the Funds and the proposed Reorganization. There are similarities between Evergreen Utility and America's Utility. Specifically, Evergreen Utility and America's Utility have similar investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Directors evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining America's Utility with Evergreen Utility. Economies of scale tend to reduce a mutual fund's expenses and facilitate coordination of the various services provided by the investment adviser, principal underwriter, administrator, transfer agent, custodial bank and professionals such as lawyers and accountants. As of June 30, 1999, Evergreen Utility's net assets were approximately $166 million and America's Utility's net assets were approximately $165 million.


         In addition, assuming that an alternative to the Reorganization would be that America's Utility continue its existence and be separately managed by FUNB or one of its affiliates, America's Utility would be offered through common distribution channels with Evergreen Utility. America's Utility would also have to bear the cost of maintaining its separate existence. Mentor and FUNB believe that the prospect of dividing the resources of the Evergreen mutual fund organization between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, Mentor and FUNB believe that the proposed Reorganization would be in the best interests of each Fund and its shareholders.

         The Board of Directors of America's Utility met and considered the recommendation of Mentor and FUNB, and, in addition, considered among other factors, (i) the terms and conditions of the Reorganization; (ii) expense ratios, fees and expenses of Evergreen Utility and America's Utility; (iii) the comparative performance records of each of the Funds; (iv) compatibility of their investment objectives and policies; (v) the investment experience, expertise and resources of FUNB; (vi) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; (vii) the personnel and financial resources of First Union and its affiliates; (viii) the fact that Evergreen Utility will assume the identified liabilities of America's Utility; and (ix) the expected federal income tax consequences of the Reorganization. During their consideration of the Reorganization the Directors met with Fund counsel and counsel to the Independent Directors regarding the legal issues involved.


                  THE DIRECTORS OF AMERICA'S UTILITY RECOMMEND
               THAT THE SHAREHOLDERS OF AMERICA'S UTILITY APPROVE
                          THE PROPOSED REORGANIZATION.

         The Trustees of Evergreen Trust also concluded at a meeting on June 18, 1999 that the proposed Reorganization would be in the best interests of shareholders of Evergreen Utility and that the interests of the shareholders of Evergreen Utility would not be diluted as a result of the transactions contemplated by the Reorganization. Subsequent to the Conversion of America's Utility into Evergreen America's Utility, a series of Evergreen Trust, which is scheduled to occur on or about October 15, 1999, the Trustees of Evergreen Trust will review the proposed Reorganization to determine whether the proposed Reorganization remains in the best interests of the shareholders of Evergreen America's Utility and that the interests of the shareholders of Evergreen
America's Utility will not be diluted as a result of the transactions contemplated by the Reorganization.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Reorganization Plan (Exhibit D hereto).

         The Reorganization Plan provides that Evergreen Utility will acquire all of the assets of America's Utility in exchange for shares of Evergreen Utility and the assumption by Evergreen Utility of the identified liabilities of America's Utility on or about March 11, 2000 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, America's Utility will endeavor to discharge all of its known liabilities and obligations. Evergreen Utility will not assume any liabilities or obligations of America's Utility other than those reflected in an unaudited statement of assets and liabilities of America's Utility prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Evergreen

Utility to be received by the shareholders of America's Utility will be determined by multiplying the respective outstanding class of shares of America's Utility by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of America's Utility by the net asset value per share of the respective class of shares of Evergreen Utility. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for Evergreen Utility, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Evergreen Utility, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, America's Utility will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, America's Utility will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Utility received by America's Utility. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on Evergreen Utility's share records. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Utility due to the Fund's shareholders. All issued and outstanding shares of America's Utility, including those represented by certificates, will be canceled. The shares of Evergreen Utility to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, America's Utility will be terminated.

         The consummation of the Reorganization is subject to the conditions set forth in the Reorganization Plan, including approval by America's Utility's shareholders and the determination by the Trustees of Evergreen Trust, subsequent to the meeting of America's Utility's shareholders, that the Reorganization remains in the best interests of the shareholders of both America's Utility and Evergreen Utility and the interests of each Fund's shareholders will not be diluted as a result of the transactions contemplated by the Reorganization, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of America's Utility's shareholders, the Reorganization Plan may be terminated
(a) by the mutual agreement of America's Utility and Evergreen Utility; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or
(ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.


         The expenses of America's Utility and Evergreen Utility in connection with the Conversion and the Reorganization (including the cost of any proxy soliciting agent) will be borne equally by the Funds whether or not the Conversion and the Reorganization are consummated. It is expected that the cost of retaining Shareholders Communication Corporation to assist in the proxy solicitation process will not exceed $9,300.


         If the Conversion and/or the Reorganization is not approved by shareholders of America's Utility, the Board of Directors of America's Utility or the Board of Trustees Evergreen Equity Trust, as the case may be, will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, America's Utility will receive an opinion of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of America's Utility solely in exchange for shares of Evergreen Utility and the assumption by Evergreen Utility of the identified liabilities, followed by the distribution of Evergreen Utility's shares by America's Utility in dissolution and liquidation of America's Utility, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Evergreen Utility and America's Utility will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by America's Utility on the transfer of all of its assets to Evergreen Utility solely in exchange for Evergreen Utility's shares and the assumption by Evergreen Utility of the identified liabilities of America's Utility or upon the distribution of Evergreen Utility's shares to America's Utility's shareholders in exchange for their shares of America's Utility;

         (3) The tax basis of the assets transferred will be the same to Evergreen Utility as the tax basis of such assets to America's Utility immediately prior to the Reorganization, and the holding period of such assets in the hands of Evergreen Utility will include the period during which the assets were held by America's Utility;

         (4) No gain or loss will be recognized by Evergreen Utility upon the receipt of the assets from America's Utility solely in exchange for the shares of Evergreen Utility and the assumption by Evergreen Utility of the identified liabilities of America's Utility;

         (5) No gain or loss will be recognized by America's Utility's shareholders upon the issuance of the shares of Evergreen Utility to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of America's Utility; and

         (6) The aggregate tax basis of the shares of Evergreen Utility, including any fractional shares, received by each of the shareholders of America's Utility pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of America's Utility held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Evergreen Utility, including fractional shares, received by each such shareholder will include the period during which the shares of America's Utility exchanged therefor were held by such shareholder (provided that the shares of America's Utility were held as a capital asset on the date of the Reorganization).

         Opinions of counsel are not binding upon the Internal
Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of America's Utility would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Utility shares he or she received. Shareholders of America's Utility should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of America's Utility should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.

         As of June 30, 1999, America's Utility had a capital loss carryforward of approximately $584,000. The utilization of the capital loss carryforward by Evergreen Utility following the Reorganization will be subject to various limitations, which cannot be calculated precisely at this time. On a pro forma basis, all such limitations are greater than the capital loss carryforward with the exception of the following:


         For Evergreen Utility's taxable year which includes the Closing Date, utilization of the capital loss carryforward would be limited to Evergreen Utility's net capital gain for the year multiplied by a fraction, the numerator of which is the days in the taxable year following the Closing Date and the denominator of which is 365.


Pro-forma Capitalization

         The following table sets forth the capitalizations of Evergreen Utility and America's Utility as of January 31, 1999, and the capitalization of Evergreen Utility on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 2.77 Class A shares of Evergreen Utility issued for each share of America's Utility.

                      Capitalization of America's Utility,
                     Evergreen Utility and Evergreen Utility
                                    pro forma



                                       America's                   Evergreen                    Evergreen Utility
                                       Utility                     Utility                      (After Reorganization)
                                       -------------               -------------                ----------------------

Net Assets
   Class A........................     $162,459,861                $ 94,953,830                 $257,413,691
   Class B........................        N/A                      $ 46,418,758                 $ 46,418,758








   Class C........................        N/A                                                       $629,717
                                                                     $629,717
   Class Y........................        N/A                                                       $2,847,607
                                       ------------                $2,847,607                   ------------

                                                                   ------------
   Total Net                           $162,459,861                $144,849,912                 $307,309,773
     Assets . . .
Net Asset Value Per
Share

   Class A........................     $30.16                      $10.90                       $10.90
   Class B........................        N/A                      $10.90                       $10.90
   Class C........................        N/A                      $10.90                       $10.90
   Class Y........................        N/A                      $10.90                       $10.90

Shares Outstanding
   Class A........................     5,387,389                    8,714,406                    23,621,161
   Class B........................        N/A                       4,258,428                     4,258,428
   Class C........................        N/A                          57,786                        57,786
   Class Y........................        N/A                         261,270                       261,270
                                       -----------                 ----------                   -----------
   All Classes....................     5,387,389                   13,291,890                    28,198,645

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information


         As of August 17, 1999 (the "Record Date"), there were 5,274,571 shares of America's Utility outstanding. As of June 30, 1999, the officers and Directors of America's Utility beneficially owned as a group less than 1% of the outstanding shares of America's Utility. To the knowledge of America's Utility, as of June 30, 1999 no person owned of record or beneficially more than 5% of the outstanding shares of common stock of the Fund as of such date.


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectuses and Statements of Additional Information of the Funds. The investment objective, policies and restrictions of Evergreen Utility can be found in the Prospectus for Evergreen Utility under the sections "Fund Summaries" and "Other Fund Practices." The Prospectuses for Evergreen Utility also offer additional funds advised by FUNB or its affiliates. These additional funds are not involved in the Reorganization, their investment objectives and policies are not discussed in this Prospectus/Proxy Statement, and their shares are not offered hereby. The investment objective, policies and restrictions of America's Utility can be found in the Prospectus of the Fund under the sections "Fund Summary" and "Other Investment Strategies and Risks." The investment objective of America's Utility and the investment objective of Evergreen Utility are nonfundamental and can be changed by the Board of Trustees/Directors without shareholder approval.


         The investment objectives and policies of Evergreen Utility and America's Utility are similar.

         Evergreen Utility seeks a high current income and moderate capital growth as its investment objective. In pursuing its investment objective, the Fund invests at least 65% of its assets in common and preferred stocks and investment grade bonds and convertible preferred stocks of utility companies (including gas, electric, and telecommunications companies). The Fund may also invest up to 35% of its assets in common stocks of non-utility companies and up to 25% of its assets in foreign securities. Currently, substantially all of the Fund's assets are invested in common and preferred stocks.

         The Fund's managers consider a number of factors when selecting utility company stocks: a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help it in the future; potential merger activity; and the projected volatility of the company or industry.

         The Fund may also invest in high quality money market instruments in response to adverse economic, political or market conditions.

         The investment objective of America's Utility is to seek current income and moderate capital growth by investing primarily in securities issued by utility companies. The Fund normally invests at least 65% of its assets in securities issued by utility companies. The Fund's investments in utility companies may include both equity securities, such as common stock and preferred stocks, and debt securities, such as bonds. The Fund may invest the balance of its assets in investments that include common stock and other equity securities issued by non-utility companies, as well as investment grade debt securities, such as U.S. government securities and corporate bonds, notes and debentures. Currently, most of the Fund's assets are invested in common and preferred stocks. The Fund may invest without limit, in foreign securities.

         The types of investments held by the Fund will vary with the investment adviser's view of general economic and market conditions, such as, for example, changes in interest rates. The investment adviser will decide to buy or sell securities based on a variety of factors, including overall quality, relative yields, performance relative to proprietary models, and the investment adviser's general evaluation of such securities and their potential to produce current income or capital growth.

         After the Reorganization, Evergreen Utility may dispose of a portion of the securities received from America's Utility in the ordinary course of business. This may result in additional transaction costs (and/or capital gains) to shareholders of Evergreen Utility.

         The characteristics of each investment policy and the associated risks are described in each Fund's respective Prospectus and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.

                             ADDITIONAL INFORMATION

         Evergreen Utility. Information concerning the operation and management of Evergreen Utility is incorporated herein by reference from the Prospectus dated December 1, 1998, a copy of which is enclosed, and the Statement of Additional Information of the same date. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Utility at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.

         America's Utility . Information about the Fund is included in its current Prospectus dated May 3, 1999 and in the Statement of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to America's Utility at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645- 7816.

         Evergreen Utility and America's Utility are each subject to the informational requirements of the 1934 Act and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street,

N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street,
Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite
1300, New York, New York 10048.

         The SEC maintains a Web site (http://www.sec.gov) that contains the Funds' Statements of Additional Information and other material incorporated by reference herein together with other information regarding Evergreen Utility and America's Utility.

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of Evergreen Utility as of July 31, 1998 and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

         The Annual Report of America's Utility as of December 31, 1998, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Utility will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                                     PART IV

                    VOTING INFORMATION CONCERNING THE MEETING

         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Directors of America's Utility, to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., October 15, 1999, at the offices of the America's Utility, 901 East Byrd Street, Richmond, Virginia 23219, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of America's Utility on or about August 27, 1999. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of one-third of the outstanding shares entitled to vote at the Meeting present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Conversion, FOR the adoption of standardized fundamental investment restrictions, FOR the proposed Reorganization and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against either the Conversion Plan or the Reorganization Plan, which must be approved by the holders of a majority of the total number of shares issued and outstanding and entitled to vote. However, such abstentions and "broker non-votes" will have the effect of being counted as votes against the adoption of standardized fundamental investment restrictions, which must be approved by a certain percentage of the Fund's outstanding voting securities as described below. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of America's Utility at the address set forth on the cover of this Prospectus/Proxy Statement.

         Approval of the Conversion Plan and the Reorganization Plan will require the affirmative vote of the holders of a majority of the total number of shares issued and outstanding and entitled to vote on such matters at a Meeting at which a quorum of the Fund's shares is present. Each full share outstanding is entitled to one vote and each fractional share outstanding is entitled to a proportionate share of one vote.

         Pursuant to the 1940 Act, the affirmative vote of the holders of a majority of the outstanding voting securities of the Fund is required to approve the adoption of standardized fundamental investment restrictions (proposals 2A to 2H). Under the 1940 Act, the affirmative vote of a "majority of the outstanding voting securities" of the Fund is defined as the lesser of (a) 67% or more of the voting securities of the Fund present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund.


         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, e-mail or personal solicitations conducted by officers and employees of Mentor or FUNB, their affiliates or other representatives of America's Utility (who will not be paid for their solicitation activities). Shareholder Communications Corporation and its agents have been engaged by America's Utility to assist in soliciting proxies. If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by fax, vote by telephone , vote by Internet or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Conversion and the Reorganization are not received by October 15, 1999, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting , the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.


         A shareholder who objects to the proposed Conversion or Reorganization will not be entitled under either Delaware or Maryland law or the Declaration of Trust of Evergreen Equity Trust or the Articles of Incorporation of America's Utility to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Conversion and the Reorganization as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Conversion and the Reorganization are consummated, shareholders will be free to redeem the shares of Evergreen Utility which they receive in the transaction at their then-current net asset value. In addition, shares of America's Utility may be redeemed at any time prior to the consummation of the Conversion or the Reorganization. Shareholders of America's Utility may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Conversion or the Reorganization or exchanging such shares in the Conversion or the Reorganization.


         America's Utility does not hold annual shareholder meetings. If the Conversion or the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of America's Utility (or, if the Conversion is approved but not the Reorganization, to the Secretary of Evergreen Trust) at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.


         The votes of the shareholders of Evergreen Utility are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise America's Utility whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                                 OTHER BUSINESS

         The Directors of America's Utility do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE DIRECTORS OF AMERICA'S UTILITY RECOMMEND APPROVAL OF THE CONVERSION PLAN, THE ADOPTION OF STANDARDIZED FUNDAMENTAL INVESTMENT RESTRICTIONS AND THE APPROVAL OF THE REORGANIZATION PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF THESE PROPOSALS.

August 27, 1999

                                                                     EXHIBIT A

                AGREEMENT AND PLAN OF CONVERSION AND TERMINATION



         AGREEMENT AND PLAN OF CONVERSION AND TERMINATION dated August 10, 1999 (the "Agreement"), between America's Utility Fund, Inc., a Maryland corporation having its principal office at 901 East Byrd Street, Richmond, Virginia 23219 (the "Original Fund") and Evergreen Equity Trust, a Delaware business trust having its principal office at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Successor Trust") on behalf of its Evergreen America's Utility Fund (the "Successor Fund"), one of the Successor Trust's series portfolios.


         WHEREAS, the Board of Directors of the Original Fund and the Board of Trustees of the Successor Trust have respectively determined that it is in the best interests of the Original Fund and the Successor Fund, respectively, that the assets of the Original Fund be acquired by the Successor Fund pursuant to this Agreement and in accordance with, respectively, the applicable laws of the State of Maryland and the State of Delaware; and

         WHEREAS, the parties desire to enter into a plan of exchange which would constitute a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"):

         NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

         1.       PLAN OF EXCHANGE.


                  (a) Subject to the terms and conditions set forth herein, on the Exchange Date (as defined herein), the Original Fund shall assign, transfer and convey the assets, including all securities and cash held by the Original Fund (subject to the liabilities of the Original Fund) to the Successor Fund and the Successor Fund shall acquire all of the assets of the Original Fund (subject to the liabilities of the Original Fund) in exchange for full and fractional shares of beneficial interest of the Successor Fund, $.001 par value per share (the "Successor Fund Shares"), to be issued by the Successor Trust on behalf of the Successor Fund, having, in the case of the Successor Fund, an aggregate net asset value equal to the value of the net assets of the Original Fund acquired. The value of the assets of the Original Fund and the net asset value per share of the Successor Fund Shares shall be determined as of the Valuation Date (as defined herein) in accordance with the procedures for determining the value of the Original Fund's assets set forth in the Successor Fund's Declaration of Trust and the then-current prospectus and statement of additional information for the Successor Fund that forms a part of the Successor Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Successor Fund Shares, the Successor Trust shall credit the Successor Fund Shares to the Original Fund's account on the share record books of the Successor Trust and shall deliver a confirmation thereof to the Original Fund. The Original Fund shall then deliver written instructions to the Successor Trust's transfer agent to establish accounts for the shareholders on the share record books relating to the Original Fund. Holders of shares of the Original Fund shall receive in the transaction described above, Class A shares of the Successor Fund. Successor Fund Shares of such class shall have the same aggregate net asset value as the aggregate net asset value of the shares of the Original Fund.


         (b) Delivery of the assets of the Original Fund shall be made not later than the next business day following the Valuation Date (the "Exchange Date"). Assets transferred shall be delivered to State Street Bank and Trust Company, the Successor Trust's custodian (the "Custodian"), for the account of the Successor Trust and the Successor Fund, with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Successor Trust and the Successor Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Successor Trust and the Successor Fund. All assets delivered to the Custodian as provided herein shall be allocated by the Successor Trust to the Successor Fund.

         (c) The Original Fund will pay or cause to be paid to the Successor Trust any interest received on or after the Exchange Date with respect to assets transferred from the Original Fund to the Successor Fund hereunder and to the Successor Trust any distributions, rights or other assets received by the Original Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Original Fund to the Successor Fund hereunder and to the Successor Trust shall allocate any such distributions, rights or other assets to the Successor Fund. All such assets shall be deemed included in assets transferred to the Successor Fund on the Exchange Date and shall not be separately valued.

         (d) The Valuation Date shall be October 15, 1999, or such earlier or later date as may be mutually agreed upon by the parties.

         (e) As soon as practicable after the Exchange Date, the Original Fund shall distribute all of the Successor Fund Shares received by it among the shareholders of the Original Fund in proportion to the number of shares each such shareholder holds in the Original Fund and, upon the effecting of such a distribution on behalf of the Fund, the Original Fund will dissolve and terminate. After the Exchange Date, the Original Fund shall not conduct any business except in connection with its dissolution and termination.

     2. THE ORIGINAL FUND'S REPRESENTATIONS AND WARRANTIES. The Original Fund represents and warrants to and agrees with the Successor Trust as follows:

         (a) The Original Fund is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and has power to own all of its properties and assets and, subject to the approval of its shareholders as contemplated hereby, to carry out this Agreement.

         (b) The Original Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

         (c) On the Exchange Date, the Original Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

         (d) The current prospectus and statement of additional information of the Original Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) The Original Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Original Fund's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Original Fund is a party or by which it is bound.

         (f) Except as otherwise disclosed in writing to and accepted by the Successor Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Original Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Original Fund to carry out the transactions contemplated by this Agreement. The Original Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

         (g) The financial statements of the Original Fund at December 31, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Successor Fund) fairly reflect the financial condition of the Original Fund as of such date, and there are no known contingent liabilities of the Original Fund as of such date not disclosed therein.

         (h) Since December 31, 1998 there has not been any material adverse change in the Original Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Original Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Successor Trust. For the purposes of this subparagraph (h), a decline in the net asset value of the Original Fund shall not constitute a material adverse change.

         (i) At the Exchange Date, all federal and other tax returns and reports of the Original Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Original Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

         (j) For each fiscal year of its operation, the Original Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains required to so qualify.

         (k) All issued and outstanding shares of the Original Fund are, and at the Exchange Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Original Fund. All of the issued and outstanding shares of the Original Fund will, at the time of the Exchange Date, be held by the persons and in the amounts set forth in the records of the transfer agent. The Original Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Original Fund shares, nor is there outstanding any security convertible into any of the Original Fund shares.

         (l) At the Exchange Date, the Original Fund will have good and marketable title to the Original Fund's assets to be transferred to the Successor Fund pursuant to Section 1 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Successor Trust will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Successor Trust and accepted by the Successor Trust.

         (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Original Fund and, subject to the approval of the shareholders of the Original Fund, this Agreement constitutes a valid and binding obligation of the Original Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

         (n) The information furnished by the Original Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

         3. THE SUCCESSOR TRUST'S REPRESENTATIONS AND WARRANTIES. The Successor Trust represents and warrants to and agrees with the Original Fund as follows:

         (a) The Successor Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to carry on its business as it is now being conducted and to carry out this Agreement on behalf of the Successor Fund.

         (b) The Successor Trust is registered as an open-end management investment company and adopts the Registration Statement of the Original Fund, for purposes of the 1933 Act.


         (c) At the Exchange Date, the Successor Fund Shares to be issued to the Original Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Successor Trust. No Successor Trust or Successor Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.


         (d) The current prospectuses and statement of additional information of the Successor Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (e) The Successor Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Successor Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Successor Fund is a party or by which it is bound.

         (f) Except as otherwise disclosed in writing to the Original Fund and accepted by the Original Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Successor Trust or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Successor Trust to carry out the transactions contemplated by this Agreement. The Successor Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.


         (g) The Successor Fund has no known liabilities of a material amount, contingent or otherwise.


         (h) At the Exchange Date there has not been any material adverse change in the Successor Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Successor Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Original Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Successor Fund shall not constitute a material adverse change.

         (i) At the Exchange Date, all federal and other tax returns and reports of the Successor Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Successor Trust's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

         (j) For each fiscal year of its operation, the Successor Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains required to so qualify.

         (k) All issued and outstanding Successor Fund Shares are, and at the Exchange Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Successor Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Successor Fund Shares, nor is there outstanding any security convertible into any Successor Fund Shares.

         (l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Successor Trust, and this Agreement constitutes a valid and binding obligation of the Successor Trust enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

         (m) The Successor Fund Shares to be issued and delivered to the Original Fund, for the account of the Original Fund shareholders, pursuant to the terms of this Agreement will, at the Exchange Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Successor Fund Shares, and will be fully paid and non-assessable.

         (n) The information furnished by the Successor Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

         4. THE SUCCESSOR TRUST'S CONDITIONS PRECEDENT. The obligations of the Successor Trust hereunder shall be subject to the following conditions:

         (a) The Original Fund shall have furnished to the Successor Trust a statement of the Original Fund's assets, including a list of securities owned by the Original Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Exchange Date.

         (b) As of the Exchange Date, all representations and warranties of the Original Fund made in this Agreement shall be true and correct as if made at and as of such date, and the Original Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

         (c) For the Original Fund, a vote approving this Agreement and the transactions and exchange contemplated hereby shall have been duly adopted by the shareholders of the Original Fund.


         (d) The Successor Fund shall have received on the Exchange Date an opinion of Ropes & Gray or other counsel to the Original Fund, dated as of the Exchange Date, in a form satisfactory to the Successor Trust covering the following points:

                  (i) The Original Fund is a corporation in good standing under the laws of the State of Maryland and has the power to own all of its properties and assets and to carry on its business as presently conducted.


                  (ii) The Original Fund is a Maryland corporation registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (iii) This Agreement has been duly authorized, executed and delivered by the Original Fund and, assuming due authorization, execution, and delivery of this Agreement by the Successor Trust, is a valid and binding obligation of the Original Fund enforceable against the Original Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.


                  (iv)

The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Original Fund's Articles of Incorporation or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Original Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Original Fund is a party or by which it is bound.




(v) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Original Fund or any of its properties or assets and the Original Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the proxy materials.




Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Ropes & Gray or such other counsel appropriate to render the opinions expressed therein.


         5. THE ORIGINAL FUND'S CONDITIONS PRECEDENT. The obligations of the Original Fund hereunder shall be subject to the following conditions: (a) that as of the Exchange Date all representations and warranties of the Successor Trust made in the Agreement shall be true and correct as if made at and as of such date, and that the Successor Trust shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

         (b) The Original Fund shall have received on the Exchange Date an opinion from Sullivan & Worcester LLP, counsel to the Successor Trust, dated as of the Exchange Date, in a form reasonably satisfactory to the Original Fund, covering the following points:

                  (i) The Successor Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (ii) The Successor Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (iii) This Agreement has been duly authorized, executed, and delivered by the Successor Trust and, assuming due authorization, execution and delivery of this Agreement by the Original Fund, is a valid and binding obligation of the Successor Fund enforceable against the Successor Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.


                  (iv) The Successor Fund Shares to be issued and delivered to the Original Fund on behalf of the Original Fund shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Successor Fund has any preemptive rights in respect thereof.

                  (v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Successor Trust of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and as may be required under state securities laws.


                  (vi) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Successor Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Successor Trust is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Successor Trust is a party or by which it is bound.

                  (vii) Only insofar as they relate to the Successor Trust and the Successor Fund, the descriptions in the proxy materials of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (viii) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Successor Trust and the Successor Fund, existing on or before the effective date of the proxy materials or the Exchange Date required to be described in the proxy materials which are not described or filed as required.

                  (ix)  To the  knowledge  of such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Successor Trust or any of its properties or assets and the Successor Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the proxy materials.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         6. THE SUCCESSOR TRUST'S AND THE ORIGINAL FUND'S CONDITIONS PRECEDENT. The obligations of both the Successor Trust as to the Successor Fund and the Original Fund hereunder shall be subject to the following conditions:

         (a) The receipt of such authority, including "no-action" letters and orders from the Commission or state securities commissions, as may be necessary to permit the parties to carry out the transaction contemplated by this Agreement shall have been received.

         (b) The Successor Trust's adoption of the Registration Statement on Form N- 1A under the 1933 Act shall have become effective, and any post-effective amendments to such Registration Statement as are determined by the Trustees of the Successor Trust to be necessary and appropriate, shall have been filed with the Commission and shall have become effective.

         (c) The Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted nor threatened to institute any proceeding seeking to enjoin consummation of the reorganization transactions contemplated hereby under Section 25(c) of the 1940 Act and no other action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         (d) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary

"no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Successor Fund or the Original Fund, provided that either party hereto may for itself waive any of such conditions.

         (e) The parties shall have  received a favorable  opinion of Sullivan &
Worcester  LLP   addressed  to  the  Successor   Trust  and  the  Original  Fund
substantially to the effect that for federal income tax purposes:


                  (i) The transfer of all of the Original Fund assets in exchange for the Successor Fund Shares and the assumption by the Successor Fund of all the liabilities of the Original Fund followed by the distribution of the Successor Fund Shares to the Original Fund shareholders in dissolution and liquidation of the Original Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code and the Successor Fund and the Original Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.


                  (ii) No gain or loss will be recognized by the Successor Fund upon the receipt of the assets of the Original Fund solely in exchange for the Successor Fund Shares and the assumption by the Successor Fund of the liabilities of the Original Fund.

                  (iii) No gain or loss will be recognized by the Original Fund upon the transfer of the Original Fund assets to the Successor Fund in exchange for the Successor Fund Shares and the assumption by the Successor Fund of the liabilities of the Original Fund or upon the distribution (whether actual or constructive) of the Successor Fund Shares to Original Fund shareholders in exchange for their shares of the Original Fund.


                  (iv) No gain or loss will be recognized by the Original Fund shareholders upon the exchange of their Original Fund shares for the Successor Fund Shares in liquidation of the Original Fund.

                  (v) The aggregate tax basis for the Successor Fund Shares received by each Original Fund shareholder pursuant to the transactions contemplated by this Agreement will be the same as the aggregate tax basis of the Original Fund shares held by such shareholder immediately prior to the transactions contemplated by this Agreement, and the holding period of the Successor Fund Shares to be received by each Original Fund shareholder will include the period during which the Original Fund shares exchanged therefor were held by such shareholder (provided the Original Fund shares were held as capital assets on the date of the transactions contemplated by this Agreement).

                  (vi) The tax basis of the Original Fund assets acquired by the Successor Fund will be the same as the tax basis of such assets to the Original Fund immediately prior to the transactions contemplated by this Agreement, and the holding period of the assets of the Original Fund in the hands of the Successor Fund will include the period during which those assets were held by the Original Fund.

         Notwithstanding anything herein to the contrary, neither the Successor Fund nor the Original Fund may waive the conditions set forth in this Section 6.


         7. INDEMNIFICATION. The Successor Trust hereby agrees with the Original Fund and each Director of the Original Fund: (i) to indemnify each Director of the Original Fund against all liabilities and expenses referred to in the indemnification provisions of the Original Fund's organizational documents, to the extent provided therein, incurred by any Director of the Original Fund; and
(ii) in addition to the indemnification provided in (i) above, to indemnify each Director of the Original Fund against all liabilities and expenses and pay the same as they arise and become due, without any exception, limitation or requirement of approval by any person, and without any right to require repayment thereof by any such Director (unless such Director has had the same repaid to him or her) based upon any subsequent or final disposition or findings made in connection therewith or otherwise, if such action, suit or other proceeding involves such Director's participation in authorizing or permitting or acquiescing in, directly or indirectly, by action or inaction, the making of any distribution in any manner of all or any assets of the Original Fund without making provision for the payment of any liabilities of any kind, fixed or contingent, of the Original Fund, which liabilities were not actually and consciously personally known to such Director to exist at the time of such Director's participation in so authorizing or permitting or acquiescing in the making of any such distribution.


         8. TERMINATION OF AGREEMENT. As to the Original Fund and the Successor Fund, this Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Directors of the Original Fund or the Board of Trustees of the Successor Trust, at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Original Fund) if circumstances should develop that, in the opinion of either the Board of Directors of the Original Fund or the Board of Trustees of the Successor Trust, make proceeding with this Agreement inadvisable.

         As to the Original Fund and the Successor Fund, if this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 8, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of the Successor Trust or the Directors, officers or shareholders of the Original Fund, in respect of this Agreement.

         9. WAIVER AND AMENDMENTS. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 may be waived by the Board of Trustees of the Successor Trust, and any of the conditions set forth in Section 5 may be waived by the Board of Directors of the Original Fund, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Original Fund or the shareholders of the Successor Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Board of Directors of the Original Fund and the Board of Trustees of the Successor Trust in such manner as may be mutually agreed upon in writing by such Directors/Trustees if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders.

         10. NO SURVIVAL OF REPRESENTATIONS. None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

         11. GOVERNING LAW. This Agreement shall be governed and construed in accordance with the laws of the State of Delaware, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Original Fund, shall be governed and construed in accordance with the laws of the State of Maryland without giving effect to principles of conflict of laws.

         12. CAPACITY OF DIRECTORS/TRUSTEES, ETC. With respect to both the Original Fund and the Successor Trust, the names used herein refer respectively to the Fund/Trust created and, as the case may be, the Directors/Trustees, as directors/ trustees but not individually or personally, acting from time to time under organizational documents filed in Maryland in the case of the Original Fund and Delaware, in the case of the Successor Trust, which are hereby referred to and are also on file at the principal offices of the Original Fund or, as the case may be, the Successor Trust. The obligations of the Original Fund or of the Successor Trust entered into in the name or on behalf thereof by any of the Directors/Trustees, representatives or agents of the Original Fund or the Successor Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Directors/Trustees, shareholders or representatives of the Original Fund or, as the case may be, the Successor Trust personally, but bind only the trust property, and all persons dealing with the Original Fund or any Successor Fund of the Successor Trust must look solely to the trust property belonging to such Original Fund or, as the case may be, Successor Fund for the enforcement of any claims against the Original Fund or, as the case may be, Successor Fund.

         13. COUNTERPARTS. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

         IN WITNESS WHEREOF, the Original Fund and the Successor Trust have caused this Agreement and Plan of Conversion and Termination to be executed as of the date above first written.



                                        America's Utility Fund, Inc.



ATTEST:_______________________          By:      /s/Michael H. Koonce
                                                 -------------------------------
                                        Title:   Secretary




                                        Evergreen Equity Trust
                                        on behalf of
                                        Evergreen America's Utility Fund


ATTEST:_______________________          By:      /s/Anthony J. Fischer
                                                 -------------------------------
                                        Title:   President

                                                             EXHIBIT B


                          MANAGEMENT OF EVERGREEN TRUST

Evergreen Trust is supervised by a Board of Trustees that is responsible for representing the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Successor Fund's activities, reviewing, among other things, each Successor Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.


         Evergreen Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.


         Set forth below are the Trustees and officers of Evergreen Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


Name                                   Position                  Principal Occupations for Last
                                       with Trust                Five Years

Laurence B. Ashkin                     Trustee                   Real estate developer and
(DOB: 2/2/28)                                                    construction consultant; and

                                                                 President of Centrum Equities
                                                                 (real estate development) and
                                                                 Centrum Properties, Inc. (real
                                                                 estate development).
Charles A. Austin                      Trustee                   Investment Counselor to Appleton
III                                                               Partners, Inc.
(DOB: 10/23/34)                                                  (investment advice); former
                                                                 Director,
                                                                 Executive  Vice
                                                                 President   and
                                                                 Treasurer,
                                                                 State    Street
                                                                 Research      &
                                                                 Management
                                                                 Company
                                                                 (investment
                                                                 advice);
                                                                 Director,   The
                                                                 Andover
                                                                 Companies
                                                                 (Insurance);
                                                                 and    Trustee,
                                                                 Arthritis
                                                                 Foundation   of
                                                                 New England.








K. Dun Gifford                         Trustee                   Trustee, Treasurer and Chairman
(DOB:  10/12/38)                                                 of the Finance Committee,

                                                                 Cambridge
                                                                 College;
                                                                 Chairman
                                                                 Emeritus    and
                                                                 Director,
                                                                 American
                                                                 Institute    of
                                                                 Food and  Wine;
                                                                 Chairman    and
                                                                 President,
                                                                 Oldways
                                                                 Preservation
                                                                 and    Exchange
                                                                 Trust
                                                                 (education);
                                                                 former Chairman
                                                                 of  the  Board,
                                                                 Director,   and
                                                                 Executive  Vice
                                                                 President,  The
                                                                 London  Harness
                                                                 Company
                                                                 (leather  goods
                                                                 purveyor);
                                                                 former Managing
                                                                 Partner,
                                                                 Roscommon
                                                                 Capital  Corp.;
                                                                 former    Chief
                                                                 Executive
                                                                 Officer,
                                                                 Gifford   Gifts
                                                                 of Fine  Foods;
                                                                 former
                                                                 Chairman,
                                                                 Gifford,
                                                                 Drescher      &
                                                                 Associates
                                                                 (environmental
                                                                 consulting).
James S. Howell                        Chairman of               Former Chairman of the
(DOB: 8/13/24)                         the Board of              Distribution Committee,

                                       Trustees                  Foundation for the Carolinas;
                                                                 and former Vice President of
                                                                 Lance Inc. (food manufacturing).
Leroy Keith, Jr.                       Trustee                   Chairman of the Board and Chief
(DOB:  2/14/39)                                                  Executive Officer, Carson

                                                                 Products
                                                                 Company
                                                                 (manufacturing);
                                                                 Director     of
                                                                 Phoenix   Total
                                                                 Return Fund and
                                                                 Equifax,   Inc.
                                                                 (worldwide
                                                                 information
                                                                 management);
                                                                 Trustee      of
                                                                 Phoenix  Series
                                                                 Fund,   Phoenix
                                                                 Multi-Portfolio
                                                                 Fund,  and  The
                                                                 Phoenix     Big
                                                                 Edge     Series
                                                                 Fund;       and
                                                                 former
                                                                 President,
                                                                 Morehouse
                                                                 College.

Gerald M. McDonnell                    Trustee                   Sales Representative with Nucor-
(DOB:  7/14/39)                                                  Yamoto, Inc. (steel producer).
Thomas L. McVerry                      Trustee                   Former Vice President and
(DOB:  8/2/39)                                                   Director of Rexham Corporation
                                                                 (manufacturing); and former
                                                                 Director of Carolina Cooperative
                                                                 Federal Credit Union.
William Walt Pettit                    Trustee                   Partner in the law firm of
(DOB:  8/26/55)                                                  William Walt Pettit, P.A.







David M. Richardson                    Trustee                   Vice Chair and former Executive
(DOB:  9/14/41)                                                  Vice President, DHR

                                                                 International, Inc. (executive
                                                                 recruitment); former Senior Vice
                                                                 President, Boyden International
                                                                 Inc. (executive recruitment);
                                                                 and Director, Commerce and
                                                                 Industry Association of New
                                                                 Jersey, 411 International, Inc.,
                                                                 (communications) and J&M Cumming
                                                                 Paper Co.

Russell A. Salton,                     Trustee                   Medical Director, U.S. Health
III, MD                                                          Care/Aetna Health Services;
(DOB:  6/2/47)                                                   former Managed Health Care

                                                                 Consultant; and former
                                                                 President, Primary Physician
                                                                 Care.
Michael S. Scofield                     Vice              Attorney, Law Offices of Michael
(DOB:  2/20/43)                        Chairman of               S. Scofield.
                                       the Board of
                                       Trustees

Richard J. Shima                       Trustee                   Former Chairman, Environmental
(DOB:  8/11/39)                                                  Warranty, Inc. (insurance

                                                                 agency);
                                                                 Executive
                                                                 Consultant,
                                                                 Drake      Beam
                                                                 Morin,     Inc.
                                                                 (executive
                                                                 outplacement);
                                                                 Director     of
                                                                 Connecticut
                                                                 Natural     Gas
                                                                 Corporation,
                                                                 Hartford
                                                                 Hospital,   Old
                                                                 State     House
                                                                 Association,
                                                                 Middlesex
                                                                 Mutual
                                                                 Assurance
                                                                 Company
                                                                 (property
                                                                 casualty
                                                                 insurance), and
                                                                 Enhance
                                                                 Financial
                                                                 Services,  Inc.
                                                                 (financial
                                                                 guaranty
                                                                 insurance);
                                                                 Chairman, Board
                                                                 of    Trustees,
                                                                 Hartford
                                                                 Graduate
                                                                 Center;
                                                                 Trustee,
                                                                 Greater
                                                                 Hartford  YMCA;
                                                                 former
                                                                 Director,  Vice
                                                                 Chairman    and
                                                                 Chief
                                                                 Investment
                                                                 Officer,    The
                                                                 Travelers
                                                                 Corporation;
                                                                 former Trustee,
                                                                 Kingswood-Oxford
                                                                 School;     and
                                                                 former Managing
                                                                 Director    and
                                                                 Consultant,
                                                                 Russell Miller,
                                                                 Inc.
                                                                 (investment
                                                                 banking
                                                                 specializing in
                                                                 the   insurance
                                                                 industry).








Anthony J. Fischer*                    President                 Vice President/Client Services,
(DOB: 2/10/59)                         and                       BISYS Fund Services.
                                       Treasurer

Nimish S. Bhatt**                      Vice                       Vice President,
(DOB:  6/6/63)                         President                  Tax, BISYS Fund
                                       and                       Services; Assistant Vice
                                       Assistant                 President, Evergreen Asset
                                       Treasurer                 Management Corp./First Union
                                                                 National  Bank;
                                                                 former   Senior
                                                                 Tax
                                                                 Consulting/Acting
                                                                 Manager,
                                                                 Investment
                                                                 Companies
                                                                 Group,
                                                                 PricewaterhouseCoopers
                                                                 LLP, New York.
Bryan Haft**                           Vice                      Team Leader, Fund
(DOB:  1/23/65)                        President                 Administration, BISYS Fund
                                                                 Services.

Michael H. Koonce                      Secretary                 Senior Vice President and
(DOB:  4/20/60)                                                  Assistant General Counsel, First

                                                                 Union Corporation; former Senior
                                                                 Vice President and General
                                                                 Counsel, Colonial Management
                                                                  Associates, Inc.

*Address:   BISYS , 90 Park Avenue, New York,
              New York 10016

**Address:  BISYS, 3435 Stelzer Road, Columbus, Ohio  43219-8001

Trustee Compensation

         Listed below is the Trustee compensation paid by Evergreen Trust and the other trusts in the Evergreen Fund Complex for the twelve months ended March 31, 1999. The Trustees do not receive pension or retirement benefits from the Funds.




                                              Aggregate                         Total Compensation
                                              Compensation                      from the Trust and
      Trustee                                 from the Trust                    Fund Complex Paid to
                                                                                Trustees*

Laurence B. Ashkin                            $22,911                           $75,000

Charles A. Austin, III                        $22,911                           $75,000

K. Dun Gifford                                $22,141                           $72,500

James S. Howell                               $29,532                           $97,500

Leroy Keith, Jr.                              $22,141                           $72,500

Gerald M. McDonnell                           $22,911                           $75,000

Thomas L. McVerry                             $26,295                           $86,000

William Walt Pettit                           $22,141                           $72,500

David M. Richardson                           $22,928                           $71,875

Russell A. Salton, III                        $23,378                           $77,500
MD

Michael S. Scofield                           $23,378                           $77,500

Richard J. Shima                              $22,141                           $72,500


*Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended March 31, 1999. The amounts listed below will be payable in later years to the respective Trustees:



Charles A. Austin, III                               $11,250
James S. Howell                                      $77,600
Gerald M. McDonnell                                  $75,000
Thomas L. McVerry                                    $86,000
William Walt Pettit                                  $72,500
Russell A. Salton, III MD                            $77,000
Michael S. Scofield                                  $11,250

                                                                 EXHIBIT C


                          AMERICA'S UTILITY FUND, INC.

                   CURRENT FUNDAMENTAL INVESTMENT RESTRICTIONS


                  "S":  Fundamental Restriction to be Standardized

          "R":  Fundamental Restriction to be Reclassified as Non-Fundamental


         Topic                              AMERICA'S UTILITY FUND, INC.

1.       Diversification                    The Fund will not purchase any security (other than obligations
         (S)                                issued or guaranteed by the U.S. Government, its agencies or
                                            instrumentalities,   for   temporary
                                            investment) if as a result more than
                                            5% of the  Fund's  total  assets are
                                            invested  in the  securities  of any
                                            one issuer.

                                            The  Fund  will  not   purchase  any
                                            security  if as a  result  the  Fund
                                            would then hold more than 10% of any
                                            class  of  securities  of an  issuer
                                            (taking all common stock issues as a
                                            single class,  all  preferred  stock
                                            issues  as a  single  class  and all
                                            debt  issues  as a single  class) or
                                            more  than  10% of  the  outstanding
                                            voting securities of any one issuer.
2.       Concentration                      The Fund will concentrate its investments (more than 25% of its assets) in securities issued by utility companies.

3.       Issuing  Senior  Securities        The Fund will not issue senior  securities
         (S)                                other  than  as  consistent with   borrowings   permitted   under
                                            "Borrowing."
                                            (See "Borrowing.")

4.       Borrowing                          The Fund will not borrow money or securities for any purpose
         (S)                                except to the extent that borrowing up to 10% of the Fund's total assets is  permitted  for  emergency
                                            purposes.  (Any such borrowings will
                                            be made on a  temporary  basis  from
                                            banks  and  will  not  be  made  for
                                            investment purposes.) Money borrowed
                                            will  be  repaid  before  additional
                                            portfolio securities are purchased.
5.       Underwriting  Securities           The Fund will not  underwrite  securities  of
         of Other Issuers                   other issuers; provided, that this policy shall not be
         (S)                                construed  to  prevent or limit in any manner the right of the Fund to purchase securities for investment
                                            purposes.






         Topic                              AMERICA'S UTILITY FUND, INC.
6.       Real Estate                        The Fund will not own, buy or sell real estate or interests in real
         (S)                                estate; provided, that the Fund may purchase and sell securities which are secured by real estate and
                                            securities of companies which invest
                                            or deal in real estate.
7.       Commodities                        The Fund will not own, buy or sell commodities or commodity
         (S)                                contracts (except that the Fund may purchase and sell foreign currencies, foreign currency futures contracts and related options).
8.       Loans to Others                    The Fund will not make loans to other persons other than (i)
         (S)                                through the purchase of a portion of an issue of publicly
                                            distributed  debt  securities  which
                                            are  not  considered   loans,   (ii)
                                            through   the   purchase  of  bonds,
                                            debentures,     commercial    paper,
                                            corporate    notes    and    similar
                                            evidences of  indebtedness of a type
                                            commonly sold privately to financial
                                            institutions,  or (iii) by  entering
                                            into   repurchase   agreements  with
                                            respect  to not more than 25% of its
                                            total   assets   (taken  at  current
                                            value).
9.       Unseasoned Issuers                 The Fund will not invest more than 5% of its total assets in any
         (R)                                issuer or issuers having a record of less than three years continuous operation, which may include the operations of
                                            predecessor companies.
10.      Control or  Management             The Fund will not purchase  securities  for the
         (R)                                purpose of exercising control over the issuers thereof.

11.      Short Sales                        The Fund will not effect short sales of securities.
         (R)
12.      Margin Purchases                   The Fund will not buy securities on margin.  (Margin payments in
         (R)                                connection with transactions in futures contracts, options, forward
                                            contracts,   and   other   financial
                                            instruments  are not  considered  to
                                            constitute     the    purchase    of
                                            securities   on   margin   for  this
                                            purpose.)
13.      Other Investment                   The Fund will not invest in the securities of other investment
         Companies                          companies except by purchases in the open market involving only
         (R)                                customary brokerage commissions and as a result of which not more  than  5% of its  total  assets
                                            (taken at  current  value)  would be
                                            invested  in  such  securities,   or
                                            except   as   part   of  a   merger,
                                            consolidation or other acquisition.







14.      Officers' and Directors'           The Fund will not invest in securities of any issuer if, to the
         Ownership of Shares                knowledge of the Fund, any officer or director of the Fund or of
         (R)                                the Manager owns more than 1/2 of 1% of the outstanding
                                            securities of such issuer,  and such
                                            officers and  directors who own more
                                            than 1/2 of 1% own in the  aggregate
                                            more  than  5%  of  the  outstanding
                                            securities of such issuer.

15.      Warrants                           The Fund will not invest in warrants unless acquired as a unit or
         (R)                                attached to other securities.
16.      Oil, Gas and Minerals              The Fund will not invest in limited partnerships or similar

         (R)                                interests  in  oil,  gas  and  other
                                            mineral   exploration    development
                                            programs;  provided,  that  the Fund
                                            may  invest  in  the  securities  of
                                            other  corporations whose activities
                                            include   such    exploration    and
                                            development.
17.      Restricted   Securities            The  Fund  will  not  purchase  any  security
         (R)                                restricted as to disposition under federal securities laws.
18.      Options                            The Fund will not invest in puts, calls, straddles, spreads, or any
         (R)                                combination thereof (except that the Fund may invest in foreign currency futures and options transactions and forward contracts).






                                                                   EXHIBIT D

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __ day of ________, 1999, by and between Evergreen Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley
Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen
Utility Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen America's Utility Fund series (the "Selling Fund"). For purposes of this Agreement, the Selling Fund shall be deemed to include, as applicable, the Selling Fund's predecessor, America's Utility Fund, Inc. ("America's Utility").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the
"Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.


         WHEREAS,   pursuant  to  an  Agreement  and  Plan  of  Conversion   and
Termination  approved by the shareholders of America's  Utility,  on October 15,
1999 America's Utility was reorganized as a series of the Trust.


         WHEREAS,  the Selling Fund and the  Acquiring  Fund are each a separate
investment  series  of  an  open-end,   registered  investment  company  of  the
management  type and the Selling Fund owns  securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring
Fund on the terms and





conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS,  the  Trustees of the Trust have  determined  that the Selling
Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2  ASSETS  TO BE  ACQUIRED.  The  assets  of the  Selling  Fund to be acquired by the Acquiring Fund shall consist of all property, including, without
limitation,  all  cash,  securities,   commodities,  interests  in  futures  and
dividends  or interest  receivables,  that is owned by the Selling  Fund and any deferred or prepaid  expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The
Selling Fund reserves the right to sell any of such securities, but will not,





without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will,  within a reasonable time prior to the Closing
Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing
Date. In addition,  if it is determined  that the Selling Fund and the Acquiring
Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing
Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date
(as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring
Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National
Association  of Securities  Dealers,  Inc.  Conduct Rule 2830  ("Aggregate  NASD
Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the
"Selling Fund Shareholders"),  the Acquiring Fund Shares received by the Selling
Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring
Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy
Statement on Form N-14 which has been distributed to shareholders of the Selling
Fund as described in paragraph 4.1(o).

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling
Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following  the  Closing  Date and the making of all  distributions  pursuant  to paragraph 1.4.

                                   ARTICLE II






                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring
Fund Shares  shall be the net asset value per share  computed as of the close of business  on the New York  Stock  Exchange  on the  Valuation  Date,  using  the valuation  procedures  set  forth in the  Trust's  Declaration  of Trust and the
Acquiring   Fund's  then  current   prospectuses  and  statement  of  additional
information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund by the net asset value per share of Class A shares of the Acquiring Fund determined in accordance with paragraph 2.2.
Holders of Class A shares of the Selling Fund will receive Class A shares of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE


         3.1 CLOSING DATE.  The closing of the  Reorganization  (the  "Closing")
shall take place on or about  March 11,  2000 or such other date as the  parties may agree to in writing  (the  "Closing  Date").  All acts  taking  place at the
Closing shall be deemed to take place  simultaneously  immediately  prior to the opening of business on the Closing Date unless otherwise  provided.  The Closing shall  be held as of 9:00  a.m.  at the  offices  of the  Evergreen  Funds,  200
Berkeley  Street,  Boston,  MA 02116,  or at such other time and/or place as the parties may agree.







         3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation
Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4  TRANSFER  AGENT'S  CERTIFICATE.   Evergreen  Service  Company,  as
transfer agent for the Selling Fund,  shall deliver at the Closing a certificate of an  authorized  officer  stating  that its  records  contain  the  names  and addresses  of the  Selling  Fund  Shareholders  and the  number  and  percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring  Fund shall issue and deliver or cause  Evergreen
Service  Company,  its  transfer  agent,  to issue and  deliver  a  confirmation evidencing  the Acquiring  Fund Shares to be credited on the Closing Date to the
Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such  Acquiring  Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such  bills of sale,  checks,  assignments,  share  certificates,  if any, receipts and other  documents as such other party or its counsel may  reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:






                  (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

                  (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c)  The  current   prospectus  and  statement  of  additional
information  of the  Selling  Fund  conform  in  all  material  respects  to the applicable  requirements  of the  Securities  Act of 1933, as amended (the "1933
Act"),  and the  1940  Act and  the  rules  and  regulations  of the  Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact  required to be stated  therein or necessary to make the statements  therein,  in light of the circumstances  under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as  otherwise  disclosed in writing to and accepted
by  the  Acquiring   Fund,  no   litigation,   administrative   proceeding,   or
investigation of or before any court or governmental  body is presently  pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its  financial  condition,  the conduct of its  business,  or the ability of the
Selling Fund to carry out the transactions  contemplated by this Agreement.  The
Selling Fund knows of no facts that might form the basis for the  institution of such  proceedings  and is not a party to or  subject  to the  provisions  of any order, decree, or judgment of any court or governmental body that materially and adversely affects its





business or its ability to consummate the transactions herein contemplated.

                  (g) The unaudited semi-annual financial statements of the Selling Fund at June 30, 1999 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since June 30, 1999 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.






                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring
Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling
Fund including the shareholders of the Selling Fund and this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy
Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling
Fund to approve this Agreement and the  transactions  contemplated  hereby.  The
Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2      REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring
Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The  current  prospectuses  and  statement  of  additional information  of the  Acquiring  Fund  conform in all  material  respects  to the applicable  requirements  of the 1933 Act and the  1940  Act and the  rules  and regulations of the Commission thereunder and do not include any untrue statement of a material  fact or omit to state any  material  fact  required  to be stated
therein  or  necessary  to  make  the  statements   therein,  in  light  of  the
circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's
Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as  otherwise  disclosed  in writing to the Selling
Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at July 31,
1999  are  in  accordance   with  generally   accepted   accounting   principles
consistently  applied,  and such statements (copies of which have been furnished to the Selling  Fund) fairly  reflect the  financial  condition of the Acquiring
Fund as of such  date,  and there  are no known  contingent  liabilities  of the
Acquiring Fund as of such date not disclosed therein.






                  (g) Since July 31, 1999 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund
Shares,  nor is there  outstanding any security  convertible  into any Acquiring
Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly  authorized by all necessary  action on the part of the Acquiring
Fund,  and this  Agreement  constitutes  a valid and binding  obligation  of the
Acquiring  Fund  enforceable  in  accordance  with  its  terms,  subject  as  to enforcement, to bankruptcy,  insolvency,  reorganization,  moratorium, and other
laws  relating  to  or  affecting   creditors'  rights  and  to  general  equity
principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring
Fund Shares, and will be fully paid and non-assessable.






                  (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n)   The   Prospectus/Proxy   Statement   included   in   the
Registration  Statement  (only insofar as it relates to the Acquiring Fund) does not contain any untrue  statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements  therein, in light of the  circumstances  under  which  such  statements  were  made,  not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY  COURSE.  The Acquiring  Fund and the Selling
Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2  INVESTMENT  REPRESENTATION.  The Selling Fund  covenants  that the
Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 ADDITIONAL INFORMATION.  The Selling Fund will assist the Acquiring
Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.





         5.5 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.

         5.6 CAPITAL LOSS CARRYFORWARDS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG LLP to issue a letter addressed to the Acquiring
Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All  representations,  covenants,  and  warranties of the Acquiring
Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling
Fund a  certificate  executed  in its  name  by the  Trust's  President  or Vice
President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of





Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933
Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking
(in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.





                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the
descriptions  in  the   Prospectus/Proxy   Statement  of  statutes,   legal  and
governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or
administrative   proceeding  or   investigation   of  or  before  any  court  or
governmental body is presently pending or threatened as to the Acquiring Fund or any of its  properties  or assets  and the  Acquiring  Fund is not a party to or subject to the  provisions  of any  order,  decree or  judgment  of any court or governmental  body, which materially and adversely  affects its business,  other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring
Fund on the  Closing  Date a  certificate  executed  in its name by the  Trust's
President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the





Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United
States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) To  the  knowledge  of  such  counsel,  no  litigation  or
administrative   proceeding  or   investigation   of  or  before  any  court  or
governmental  body is presently  pending or threatened as to the Selling Fund or any of its  respective  properties  or assets and the Selling  Fund is neither a party to nor subject to the  provisions of any order,  decree or judgment of any court or governmental  body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (h) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.2 All  required  consents of other  parties  and all other  consents,
orders,  and  permits  of  federal,   state  and  local  regulatory  authorities
(including those of the Commission and of state Blue Sky securities authorities, including any necessary  "no-action" positions of and exemptive orders from such federal  and state  authorities)  to  permit  consummation  of the  transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent,  order,  or permit would not involve a risk of a material  adverse effect on the assets or properties  of the  Acquiring  Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.3 No stop orders  suspending the  effectiveness  of the  Registration
Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.4 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Selling Fund all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing
Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.5 The parties shall have  received a favorable  opinion of Sullivan &
Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the  distribution  of the Acquiring  Fund Shares to the Selling Fund
Shareholders  in dissolution and liquidation of the Selling Fund will constitute a  "reorganization"  within the meaning of Section  368(a)(1)(C) of the Code and
the  Acquiring   Fund  and  the  Selling  Fund  will  each  be  a  "party  to  a reorganization" within the meaning of Section 368(b) of the Code.


                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be  recognized  by the  Selling  Fund upon the transfer of the Selling Fund assets to the  Acquiring  Fund in exchange for the Acquiring  Fund Shares and the  assumption by the Acquiring  Fund of the identified  liabilities  of the Selling Fund or upon the  distribution  (whether
actual  or   constructive)   of  the  Acquiring  Fund  Shares  to  Selling  Fund
Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be  recognized  by the  Selling  Fund
Shareholders  upon the exchange of their  Selling Fund shares for the  Acquiring
Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling
Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary,  neither the Acquiring
Fund nor the Selling Fund may waive the  conditions  set forth in this paragraph
8.5.

         8.6 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:





                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;
and

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy
Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by officers of the Trust who have responsibility for financial and reporting matters, and were found to be mathematically correct; and


                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration
Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.


         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.7 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling
Fund, to the effect that:






                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy
Statement agree with written estimates by each Fund's management and were found to be mathematically correct.


         8.8 The Board of Trustees of the Trust, subsequent to the vote of the shareholders of America's Utility, shall have considered and approved the Reorganization as in the best interests of both the Selling Fund and the Acquiring Fund.


                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne equally by the Selling Fund and the Acquiring Fund. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the  Registration  Statement under the 1933 Act covering the Acquiring
Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction.
Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, its Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund
Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling
Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.








         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                                     EVERGREEN EQUITY TRUST ON
                                     BEHALF OF EVERGREEN AMERICA'S
                                     UTILITY FUND

                                     By:

                                     Name:

                                     Title:



                                     EVERGREEN EQUITY TRUST ON
                                     BEHALF OF EVERGREEN UTILITY
                                     FUND

                                     By:

                                     Name:

                                     Title:




                                                             EXHIBIT E


--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Utility Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of July 31, 1998


We remain committed to our long-term strategy of pursuing quality utility companies with strong industry positioning that offer investors a high income, defensively oriented investment option.


                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                    [PICTURE OF PAUL DILELLA  APPEARS HERE]

                                 Paul DiLella
                               Tenure: May 1996


                [PICTURE OF DORIS KELLEY-WATKINS APPEARS HERE]

                             Doris Kelley-Watkins
                             Tenure: February 1997


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                           [STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                        CLASS A   CLASS B   CLASS C    CLASS Y
Inception Date                           1/4/94    1/4/94    9/2/94    2/28/94
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                  11.73%    11.31%    15.31%       n/a
 ................................................................................
1 year w/o sales charge                   17.30%    16.31%    16.31%     17.60%
 ................................................................................
3 years                                   14.25%    14.44%    15.16%     16.34%
 ................................................................................
Since Inception                           10.72%    10.79%    14.25%     13.70%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%       n/a
                                       Front End    CDSC      CDSC
 ................................................................................
12-month income dividends
per share                               $  0.44   $  0.36   $  0.36   $   0.48
 ................................................................................
12-month capital gain
distributions per share                 $  1.12   $  1.12   $  1.12   $   1.12
 ................................................................................

*    Adjusted for maximum applicable sales charge


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


 Date      Class A     S & P Utilities Index     S & P 500 Index      CPI

1/4/94       9,525             10,000                 10,000         10,000
Jul-94       9,154              9,181                  9,979         10,178
Jul-95      10,179              9,946                 12,584         10,460
Jul-96      11,197             10,724                 14,669         10,765
Jul-97      13,586             17,509                 22,317         11,008
Jul-98      15,936             20,251                 26,621         11,193


Comparison of change in value of a $10,000 investment in Evergreen Utility Fund
Class A, the Standard and Poor's Utility Index (S&P Utilities), the Standard and
Poor's 500 Index (S&P 500), and the Consumer Price Index (CPI).






Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P Utility Index and the S&P 500 Index are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


                                                                              19

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Utility Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform over the past twelve months?

The Fund's Class A, B, C, and Y shares had a total return of 17.30%, 16.31%,
16.31% and 17.60%, respectively, for the year ended July 31, 1998. These returns are unadjusted for applicable sales charges. The Fund's returns trailed the 20.99% return of its benchmark, the S&P Utilities Index.


                                  Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/98 unless noted)


Total Net Assets                                                 $141,256,313
 ................................................................................
Number of Holdings                                                         38
 ................................................................................
P/E Ratio*                                                              18.6x
 ................................................................................
Beta*                                                                    0.73
 ................................................................................
*as of 6/30/98


How did the market environment impact performance during the fiscal year?

Over the past 12 months, we experienced an exceptionally narrow market advance in which a select handful of the largest stocks surged while the majority of companies lagged. For example, during the first six months of 1998 the ten largest stocks in the S&P 500 rose 31.7%, while the equally weighted average of all 500 stocks rose just 8.6%; amazingly, nearly a third actually declined.

In addition, investors have flocked to stocks which they perceive to have higher prospects for growth, such as technology, while shunning higher dividend paying companies such as utilities. Undoubtedly, the narrow market advance combined with this rotation towards growth-oriented stocks had an adverse impact on the Fund's performance. The simple fact that roughly 75% of the portfolio is invested in utility stocks -- an income-oriented sector which lagged the broad market substantially -- accounts for the Fund's rather dramatic underperformance versus the S&P 500 Index.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)
                        -------------------------------

Utilities -- Electric                                                   56.7%
 ................................................................................
Utilities -- Telephone                                                  14.4%
 ................................................................................
Utilities -- Gas                                                         5.1%
 ................................................................................
Information Services & Technology                                        4.0%
 ................................................................................
Communication Systems & Services                                         3.3%
 ................................................................................


What adjustments did you make to the portfolio?

It has been extremely frustrating to watch the market climb higher while utility stocks -- and utility funds -- continue to struggle. Despite any short-term volatility, however, we remain committed to our long-term strategy of pursuing quality utility companies with strong industry positioning that offer investors a high income, defensively oriented investment option.

20

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Utility Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


During the final months of the fiscal period, we made some adjustments regarding individual securities which we feel will benefit performance going forward. We sold EVI Inc., a manufacturer of oilfield tools and equipment, due to a deterioration in their earnings prospects, but not before capturing a solid gain. With the proceeds from this sale, we purchased R&B Falcon Corp., a worldwide provider of contract drilling services. We feel R&B Falcon represents an attractively valued opportunity and was added following a substantial decline in its share price as a result of plunging oil prices.


                                    Top 10
                               Equity Holdings
                               ---------------
                       (as a percentage of net assets)


Houston Industries, Inc.                                                6.1%
 ................................................................................
Sprint Corp.                                                            6.0%
 ................................................................................
Companhia Paranaense de
  Energia-Copel, Plc, ADR, Conv. Pfd.                                   3.8%
 ................................................................................
Marketspan Corp.                                                        3.5%
 ................................................................................
AirTouch Communications, Inc., 6.00%, Conv. Pfd.                        3.3%
 ................................................................................
BNDES Participacoes S.A., Conv. Pfd.                                    3.1%
 ................................................................................
Central Hudson Gas & Electric Corp.                                     3.1%
 ................................................................................
Pinnacle West Capital Corp.                                             3.0%
 ................................................................................
U.S. West, Inc.                                                         3.0%
 ................................................................................
Felcor Lodging Trust, Inc. REIT                                         2.8%
 ................................................................................


What areas positively impacted performance?

The Fund's 14% position in Utilities -- Telephone, as of July 31, 1998, enjoyed a relatively strong fiscal year despite a difficult period for the utility sector in general. For example, three of the portfolio's holdings -- Ameritech, U.S. West and Bellsouth -- posted total returns of 52%, 52% and 49%, respectively. Other noteworthy non-telephone companies include Enron, up 43%, and Houston Industries (exchangeable for Time Warner common stock), up 48%.


What is your outlook for the utility industry?

The utility industry has experienced some volatility over the past couple of years as the effects of deregulation have intensified competition and changed the operating environment within the utility sector. Subsequently, utility companies are increasingly embracing mergers as an effective vehicle to gain market share and diversify their source of earnings growth. We anticipate consolidation among utility companies to continue going forward and are actively searching for companies that will benefit from this trend.

We are also confident that as the market rotation toward growth-oriented issues reverses itself, income-oriented stocks -- and the utility sector in particular
-- will enjoy improved performance. We feel the Evergreen Utility Fund offers investors an attractive investment option, especially considering the stock market's current valuation. We continue to adhere to our long-term strategy of providing shareholders a diversified, high income portfolio with defensive characteristics.






                       STATEMENT OF ADDITIONAL INFORMATION
                                  CONVERSION OF
                          AMERICA'S UTILITY FUND, INC.
                              901 East Byrd Street
                            Richmond, Virginia 23219
                                 (800) 869-6042

                                Into a Series of

                             EVERGREEN EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                                       AND

                          ACQUISITION OF THE ASSETS OF

                          AMERICA'S UTILITY FUND, INC.

                        By and In Exchange For Shares of

                             EVERGREEN UTILITY FUND

                                   a series of

                             EVERGREEN EQUITY TRUST



         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of America's Utility Fund, Inc.
("America's Utility"), to Evergreen Utility Fund ("Evergreen Utility"), a series of Evergreen Equity Trust, in exchange for Class A shares of beneficial interest, $.001 par value per share, of Evergreen Utility, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1)      The Statement of Additional Information of America's
                  Utility dated May 3, 1999;

         (2)      The Statement of Additional Information of Evergreen
                  Utility dated December 1, 1998;

         (3)      Annual Report of America's Utility for the year ended
                  December 31, 1998;






         (4)      Annual Report of Evergreen Utility for the year ended
                  July 31, 1998;

         (5) Semi-Annual Report of Evergreen Utility for the six month period ended January 31, 1999; and

         (6) Pro-Forma Combining Financial Statements for January 31, 1999 and the twelve months then ended (unaudited).

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy
Statement of Evergreen Utility and America's Utility dated August 27, 1999. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Utility or America's Utility at the telephone numbers or addresses set forth above.

         The date of this  Statement  of  Additional  Information  is August 27,
1999.





                         AMERICA'S UTILITY FUND, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                                  May 3, 1999

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of America's Utility Fund, Inc. dated
May 3, 1999, as revised from time to time. Certain disclosure has been incorporated by reference from the Fund's Annual Report. A free copy of both the Prospectus and the Annual Report may be obtained by writing Mentor Services
Company, Inc., 901 East Byrd Street, P.O. Box 26501, Richmond, Virginia
23261-6501, or by calling 1-800-487-3863.

                               TABLE OF CONTENTS




                                                             PAGE
                                                            -----
Fund History and Classification .........................     2
Investment Restrictions .................................     2
Certain Investment Techniques ...........................     4
Management of the Fund ..................................     8
Control Persons and Principal Holders ...................    11
Investment Advisory Services ............................    11
Other Services ..........................................    12
Brokerage ...............................................    14
Fund Shares .............................................    16
Determination of Net Asset Value ........................    16
Tax Status ..............................................    17
Distribution ............................................    19
Performance Information .................................    19
Members of Investment Teams at Mentor Advisors ..........    23
Independent Auditors ....................................    24
Ratings .................................................    25
Financial Statements ....................................    27



                                       i

                        FUND HISTORY AND CLASSIFICATION

     America's Utility Fund, Inc. (the "Fund") is a Maryland corporation organized on January 28, 1992. The Fund is an open-end, diversified, management investment company with 500,000,000 shares of authorized common stock, $.001 par value.

                            INVESTMENT RESTRICTIONS

     The following are fundamental investment restrictions, which may not be changed without approval by the holders of a majority of the outstanding shares of the Fund. The Fund will not:

       1. Purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, for temporary investment) if as a result more than 5% of the Fund's total assets are invested in the securities of any one issuer; the Fund will concentrate its investments (more than 25% of its assets) in securities issued by utility companies.

       2. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class and all debt issues as a single class) or more than 10% of the outstanding voting securities of any one issuer.

       3. Borrow money or securities for any purpose except to the extent that borrowing up to 10% of the Fund's total assets is permitted for emergency purposes. (Any such borrowings will be made on a temporary basis from banks and will not be made for investment purposes.) Money borrowed will be repaid before additional portfolio securities are purchased.

       4. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or director of the Fund or of the Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

       5. Purchase securities for the purpose of exercising control over the issuers thereof.

       6. Underwrite securities of other issuers; provided, that this policy shall not be construed to prevent or limit in any manner the right of the Fund to purchase securities for investment purposes.

       7. Make loans to other persons other than (i) through the purchase of a portion of an issue of publicly distributed debt securities which are not considered loans, (ii) through the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness of a type commonly sold privately to financial institutions, or (iii) by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value).

       8. Buy securities on margin, or effect short sales of securities.
   (Margin payments in connection with transactions in futures contracts, options, forward contracts, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)

       9. Issue senior securities other than as consistent with borrowings permitted under 3 above.

       10. Invest in the securities of other investment companies except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total


                                       2

   assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

       11. Own, buy or sell commodities or commodity contracts (except that the Fund may purchase and sell foreign currencies, foreign currency futures contracts and related options), or real estate or interests in real estate;
   provided, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

       12. Invest in warrants unless acquired as a unit or attached to other securities.

       13. Invest in puts, calls, straddles, spreads, or any combination thereof (except that the Fund may invest in foreign currency futures and options transactions and forward contracts).

       14. Invest in limited partnerships or similar interests in oil, gas and other mineral exploration development programs; provided, that the Fund may invest in the securities of other corporations whose activities include such exploration and development.

       15. Invest more than 5% of its total assets in any issuer or issuers having a record of less than three years continuous operation, which may include the operations of predecessor companies.

       16. Purchase any security restricted as to disposition under federal securities laws.

       The Investment Company Act of 1940, as amended (the "1940 Act"), provides that the approval of a majority of the outstanding shares of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

       All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

       It is also a policy of the Fund, which may be changed without shareholder approval, not to purchase any voting security of any electric or gas utility company (as defined by the Public Utility Holding Company
   Act of 1935) if as a result the Fund would then hold 5% or more of the outstanding voting securities of such company.

       Although not a fundamental policy, the Fund will not invest in securities which are not readily marketable. (Foreign currency forward contracts, futures contracts, and options are not considered securities for this purpose.)


                                       3

                         CERTAIN INVESTMENT TECHNIQUES

     Set forth below is information concerning certain investment techniques in which the Fund may engage, and certain of the risks they may entail.


REPURCHASE AGREEMENTS

     A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Board of Directors and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. Mentor Advisors will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


FOREIGN SECURITIES

     Investments in foreign securities may involve considerations different from investments in domestic securities due to limited publicly available information, non-uniform accounting standards, lower trading volume and possible consequent illiquidity, greater volatility in price, the possible imposition of withholding or confiscatory taxes, the possible adoption of foreign governmental restrictions affecting the payment of principal and interest, expropriation of assets, nationalization, or other adverse political or economic developments. Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies. Foreign brokerage commissions and other fees are generally higher than in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.

     In addition, to the extent that the Fund's foreign investments are not United States dollar-denominated, the Fund may be affected favorably or unfavorably by changes in currency exchange rates; exchange control regulations; foreign withholding taxes or restrictions or prohibitions on the repatriation of foreign currencies and may incur costs in connection with conversion between currencies.

     Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by the Fund will reduce its net income available for distribution to stockholders.


                                       4

FOREIGN CURRENCY TRANSACTIONS

     The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. The Fund may engage in both "transaction hedging" and "position hedging".

     When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

     When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Fund are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which the Fund expects to purchase. In connection with position hedging, the Fund may buy or sell foreign currency futures contracts and put and call options on foreign currencies and on foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.


     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of the Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of the Fund if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.


                                       5

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable.
The interbank market in foreign currencies is a global, around-the-clock market.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract.
Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile
Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month.
Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although the Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on its futures positions.


                                       6

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S.
options markets.

     SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and the Fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.


     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.



                                       7

                            MANAGEMENT OF THE FUND

     The Directors are responsible for generally overseeing the Fund's business.


OFFICERS AND DIRECTORS

     The Directors and officers of the Fund are as follows. Unless otherwise noted, the address of each officer and director is 901 East Byrd Street, Richmond, Virginia 23219.




                             POSITION HELD
NAME AND ADDRESS             WITH A FUND               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------   -----------------------   --------------------------------------------------
Daniel J. Ludeman (41)*      Chairman and Director     Chairman and Chief Executive Officer Mentor
c/o Mentor Funds                                       Investment Group, Inc.; Chairman and Director
901 E. Byrd Street                                     Mentor Income Fund, Inc.; Chairman and
Richmond, VA 23219                                     Trustee, Cash Resource Trust, Mentor Variable
                                                       Investment Portfolios, Mentor Funds and
                                                       Mentor Institutional Trust.

Arnold H. Dreyfuss (70)      Director                  Chairman, Eskimo Pie Corporation; Trustee,
P.O. Box 18156                                         Cash Resource Trust, Mentor Variable
Richmond, Virginia 23226                               Investment Portfolios, Mentor Funds and
                                                       Mentor Institutional Trust; Director, Mentor
                                                       Income Fund, Inc.; formerly, Chairman and
                                                       Chief Executive Officer, Hamilton
                                                       Beach/Proctor-Silex, Inc.

Thomas F. Keller (67)        Director                  R.J. Reynolds Industries Professor of Business
Fuqua School of Business                               Administration and Former Dean of Fuqua
Duke University                                        School of Business, Duke University; Director
Durham, NC 27706                                       of LADD Furniture, Inc., Wendy's
                                                       International, Inc., American Business
                                                       Products, Inc., Dimon, Inc., and Biogen, Inc.;
                                                       Director of Nations Balanced Target Maturity
                                                       Fund, Inc., Nations Government Income Term
                                                       Trust 2003, Inc., Nations Government Income
                                                       Term Trust 2004, Inc., Hatteras Income
                                                       Securities, Inc., Nations Institutional Reserves,
                                                       Nations Fund Trust, Nations Fund, Inc.,
                                                       Nations Fund Portfolios, Inc., and Nations
                                                       LifeGoal Funds, Inc. Trustee, Cash Resource
                                                       Trust, Mentor Variable Investment Portfolios,
                                                       Mentor Funds and Mentor Institutional Trust;
                                                       Director, Mentor Income Fund, Inc.

                                 POSITION HELD
NAME AND ADDRESS                 WITH A FUND      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------   --------------   ------------------------------------------------
Louis W. Moelchert, Jr. (57)     Director         Vice President for Investments, University of
University of Richmond                            Richmond; Trustee, Cash Resource Trust,
Richmond, VA 23173                                Mentor Variable Investment Portfolios, Mentor
                                                  Funds and Mentor Institutional Trust; Director,
                                                  Mentor Income Fund, Inc.

Troy A. Peery, Jr. (52)          Director         Trustee, Cash Resource Trust, Mentor Variable
c/o Mentor Funds                                  Investment Portfolios, Mentor Funds and
901 E. Byrd Street                                Mentor Institutional Trust; Director, Mentor
Richmond, VA 23219                                Income Fund, Inc. Formerly, President of
                                                  Heilig-Meyers Company.

Peter J. Quinn, Jr. (38)*        Director         Managing Director, Mentor Investment Group,
c/o Mentor Funds                                  LLC, and Mentor Services Company, Inc.;
901 E. Byrd Street                                Trustee, Cash Resource Trust, Mentor Variable
Richmond, VA 23219                                Investment Portfolios, Mentor Funds and
                                                  Mentor Institutional Trust; Director, Mentor
                                                  Income Fund, Inc.

Arch T. Allen, III (58)          Director         Attorney at law, Raleigh, North Carolina;
c/o Mentor Funds                                  Trustee, Cash Resource Trust, Mentor Variable
901 E. Byrd Street                                Investment Portfolios, Mentor Funds and
Richmond, VA 23219                                Mentor Institutional Trust; Director, Mentor
                                                  Income Fund, Inc.; formerly, Vice Chancellor
                                                  for Development and University Relations,
                                                  University of North Carolina at Chapel Hill.

Weston E. Edwards (64)           Director         President, Weston Edwards & Associates;
c/o Mentor Funds                                  Trustee, Cash Resource Trust, Mentor Variable
901 E. Byrd Street                                Investment Portfolios, Mentor Funds and
Richmond, VA 23219                                Mentor Institutional Trust; Director, Mentor
                                                  Income Fund, Inc.; Founder and Chairman,
                                                  The Housing Roundtable; formerly, President,
                                                  Smart Mortgage Access, Inc.

                             POSITION HELD
NAME AND ADDRESS             WITH A FUND              PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------   ----------------------   -------------------------------------------------
Jerry R. Barrentine (64)     Director                 President, J.R. Barretine & Associates; Trustee,
c/o Mentor Funds                                      Cash Resource Trust, Mentor Variable
901 E. Byrd Street                                    Investment Portfolios, Mentor Funds and
Richmond, VA 23219                                    Mentor Institutional Trust; Director, Mentor
                                                      Income Fund, Inc.; formerly, Executive Vice
                                                      President and Chief Financial Officer,
                                                      Barclays/American Mortgage Director
                                                      Corporation; Managing Partner, Barrentine Lott
                                                      & Associates.

J. Garnett Nelson (59)       Director                 Consultant, Mid-Atlantic Holdings, LLC;
c/o Mentor Funds                                      Trustee, Cash Resource Trust, Mentor Variable
901 E. Byrd Street                                    Investment Portfolios, Mentor Funds and
Richmond, VA 23219                                    Mentor Institutional Trust; Director, Mentor
                                                      Income Fund, Inc., GE Investment Funds, Inc.,
                                                      and Lawyers Title Corporation; Member,
                                                      Investment Advisory Committee, Virginia
                                                      Retirement System; formerly, Senior Vice
                                                      President, The Life Insurance Company of
                                                      Virginia.

Paul F. Costello (38)        President                Managing Director, Mentor Investment Group,
c/o Mentor Funds                                      LLC; President, Cash Resource Trust, Mentor
901 E. Byrd Street                                    Income Fund, Inc., Mentor Institutional Trust,
Richmond, VA 23219                                    Mentor Variable Investment Portfolios and
                                                      Mentor Funds; Director, Mentor Perpetual
                                                      Advisors, LLC.

Terry L. Perkins (51)        Treasurer, Secretary     Senior Vice President and Treasurer, Mentor
c/o Mentor Funds                                      Investment Group, LLC; Treasurer, Mentor
901 E. Byrd Street                                    Institutional Trust, Cash Resource Trust,
Richmond, VA 23219                                    Mentor Variable Investment Portfolios, Mentor
                                                      Funds, and Mentor Income Fund, Inc.

Michael Wade (32)            Assistant Treasurer      Vice President and Controller, Mentor
c/o Mentor Funds                                      Investment Group, LLC Assistant Treasurer,
901 E. Byrd Street                                    Mentor Income Fund, Inc., Cash Resource
Richmond, VA 23219                                    Trust, Mentor Institutional Trust, Mentor
                                                      Variable Investment Portfolios and Mentor
                                                      Funds.

DIRECTOR COMPENSATION

     The table below shows the fees paid to each current Director by the Fund for its 1998 fiscal year, and for the Mentor Family of Funds for the 1998 calendar year.




                                                                       TOTAL COMPENSATION
                                            AGGREGATE COMPENSATION      FROM ALL COMPLEX
TRUSTEES                                         FROM THE FUND          FUNDS (29 FUNDS)
----------------------------------------   ------------------------   -------------------
       Daniel J. Ludeman ...............             $  0                   $     0
       Arnold H. Dreyfuss+ .............             $521                   $32,000
       Thomas F. Keller+ ...............             $443                   $32,000
       Louis W. Moelchert, Jr. .........             $492                   $32,000
       Troy A. Peery, Jr.+ .............             $492                   $40,000
       Peter J. Quinn, Jr.+ ............             $  0                   $     0
       Arch T. Allen, III+ .............             $540                   $32,000
       Weston E. Edwards+ ..............             $540                   $40,000
       Jerry R. Barrentine+ ............             $540                   $42,000
       J. Garnett Nelson+ ..............             $540                   $35,000


----------
+ Elected as a Director December 22, 1997

     The Directors do not receive pension or retirement benefits from the Fund.

     The Articles of Incorporation of the Fund provide that the Fund will indemnify its Directors and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Articles of Incorporation that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Director of any liability to the Fund or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Fund, at its expense, provides liability insurance for the benefit of its Directors and officers.


                     CONTROL PERSONS AND PRINCIPAL HOLDERS


     The Directors and officers as a group owned less than 1% of the outstanding shares of common stock of the Fund as of April 15, 1999. To the knowledge of the Fund, as of April 15, 1999 no person owned of record or beneficially more than 5% of the outstanding shares of common stock of the Fund as of such date.



                         INVESTMENT ADVISORY SERVICES

     Investment decisions for the Fund and for the other investment advisory clients of Mentor Advisors and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Mentor Advisors' opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Mentor Advisors employs a professional staff of investment personnel who draw upon a variety of resources for research information for the Fund.

     Expenses incurred in the operation of the Fund, including but not limited to taxes, interest, brokerage fees and commissions, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters are borne by the Fund.


     The Management Contract is subject to annual approval (beginning in 2000) by (i) the Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or Mentor Advisors by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contract is terminable without penalty, on not more than sixty days' notice by the Fund or Mentor Advisors.

     Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor") and its affiliates. Mentor is a subsidiary of Wheat First Butcher Singer, Inc., which in turn is a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company; First Union has announced plans to acquire EVEREN Capital Corporation, which currently has a minority ownership interest in Mentor.



MANAGEMENT FEES

     Under the Management Contract, the Fund pays a monthly management fee, calculated daily, to Mentor Advisors at the following rates, expressed as a percentage of the Fund's average daily net assets: 0.75% of the first $5 million, 0.50% of the next $5 million, 0.25% of the next $90 million, 0.20% of the next $100 million, 0.15% of the next $100 million, and 0.10% thereafter.

     The Fund paid management fees in the following amounts for the fiscal years indicated below:



                     1998           1997          1996
                -------------   -----------   -----------
                $  401,554       $371,906      $352,144


     Mentor (throughout the period from August 21, 1995 to December 31, 1997) paid the expenses of the Fund to the extent total Fund operating expenses exceeded 1.21% of the Fund's average daily net assets. As a result of this expense limitation, Mentor incurred expenses of $144,093 and $124,524, respectively, for the 1996 and 1997 fiscal years.


                                OTHER SERVICES

ADMINISTRATIVE SERVICES


     Mentor acts as administrator to the Fund pursuant to an Administrative Services Agreement. Pursuant to the Administrative Services Agreement, Mentor assists the Fund in preparation of certain reports to shareholders of the Fund, tax returns, and filings with the SEC, prepares and furnishes reports to the Fund's Board of Directors, and generally assists in the Fund's business operations.

     The Administrative Services Agreement is subject to annual approval (beginning in 2000) by the Board of Directors, provided that the continuance is also approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, or Mentor, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, immediately upon notice, by the Board of Directors or by vote of the holders of a majority of the Fund shares, and on not less than thirty days' notice by Mentor.


     The Fund pays Mentor for such services at an annual rate of 0.65% of the Fund's average daily net assets, less the amount of any management fees paid to Mentor Advisors pursuant to the Management Contract.



ADMINISTRATIVE FEES

     The Fund paid the following fees for administrative services for the fiscal years indicated below.




                      1998           1997          1996
                 -------------   -----------   -----------
                 $  619,122       $596,068      $617,040


SHAREHOLDER SERVICING

     The Fund has entered into a Shareholder Service Agreement dated February 1, 1998 with Mentor, pursuant to which Mentor, by itself or through other financial institutions, provides shareholder support services to the Fund and its shareholders. These services may include, but are not limited to, providing office space and various clerical, supervisory, and computer personnel for the maintenance of shareholder accounts, processing purchase and redemption transactions, and providing assistance to shareholders. In return for providing these services, the Fund pays Mentor a fee, at the annual rate of 0.25% of the Fund's average daily net assets.

     The Fund paid shareholder services fees to Mentor of $392,568 during fiscal year 1998.



TRANSFER AGENT SERVICES


     Prior to December 15, 1997, AUF Service Company received fees from State Street Bank and Trust Company ("State Street"), the Fund's transfer agent, for services performed under a Sub-Transfer Agency Agreement dated August 21, 1995. Pursuant to that Agreement, AUF Service Company provided certain transfer agent, dividend disbursing agent, and other services to the Fund and its shareholders who purchased shares of the Fund through facilities made available to Virginia Power and North Carolina Power customers. State Street's address is P.O. Box 8602, Boston, Massachusetts.



CUSTODY ARRANGEMENTS

     Pursuant to a Custody Agreement dated March 1, 1995, Investors Fiduciary Trust Corporation ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, serves as custodian to the Fund.

                                   BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")), from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Mentor Advisors receives brokerage and research services and other similar services from many broker-dealers with which it places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Mentor Advisors' managers and analysts. Where the services referred to above are not used exclusively by Mentor Advisors for research purposes, Mentor Advisors, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Mentor Advisors and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund Portfolio is not reduced because Mentor Advisors or its affiliates receive these services even though Mentor Advisors might otherwise be required to purchase some of these services for cash.

     Mentor Advisors places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. Mentor Advisors seeks the best overall terms available for the Fund, except to the extent it may be permitted to pay higher brokerage commissions as described below. In doing so, Mentor Advisors, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, the Mentor Advisors may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Mentor Advisors an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Board of Directors may adopt from time to time. Mentor Advisors does not currently intend to cause the Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Mentor Advisors will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Board of Directors may determine, Mentor Advisors may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

     The Directors have determined that portfolio transactions for the Fund may be effected through Wheat, First Securities, Inc. ("Wheat"), First Union Brokerage Services ("FUBS"), and EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors. The Directors have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat, FUBS, and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat, FUBS, and EVEREN will not participate in brokerage commissions given by the Fund to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The Fund will in no event effect principal transactions with Wheat, FUBS, and EVEREN in over-the-counter securities in which Wheat, FUBS, or EVEREN makes a market.

     Under rules adopted by the SEC, Wheat, FUBS, and EVEREN may not execute transactions for the Fund on the floor of any national securities exchange, but may effect transactions for the Fund by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat, FUBS, and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation they receive from the Fund.


BROKERAGE COMMISSIONS

     The Fund paid brokerage commissions in the following amounts during the periods set forth below:




                   FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                      1996            1997            1998
                  -------------   -------------   ------------
                    $102,955        $161,766        $75,556

     The following table shows brokerage commissions paid by the Fund to affiliated brokers for the periods indicated:




                                                    FISCAL YEAR      FISCAL YEAR     FISCAL YEAR
                                                        1996             1997           1998
                                                  ---------------   -------------   ------------
         Wheat First Securities, Inc. .........      $ 39,946       $41,440            $21,507
         EVEREN Securities, Inc. ..............      $  3,360(2)    $18,544            $13,300
         FUBS .................................           N/A           N/A            $   N/A


----------
(2) For the period November, 1996 through December 31, 1996.


     For fiscal 1996 the brokerage commissions shown above paid to Wheat amounted to 38.8% of the Fund's aggregate brokerage commissions on 11.45% of the Fund's aggregate dollar amount of brokerage transactions. For fiscal 1996 the brokerage commissions shown above paid to EVEREN amounted to 3.26% of the Fund's aggregate brokerage commissions on 0.71% of the Fund's aggregate dollar amount of brokerage transactions. For fiscal 1997 the brokerage commissions shown above paid to Wheat amounted to 25.62% of the Fund's aggregate brokerage commissions on 22.39% of the Fund's aggregate dollar amount of brokerage transaction. For fiscal 1997 the brokerage commissions shown above paid to EVEREN amounted to 11.46% of the Fund's aggregate brokerage commissions on 11.32% of the Fund's aggregate dollar amount of brokerage transactions. For fiscal 1998 the brokerage commissions shown above paid to Wheat amounted to 28.4% of the Fund's aggregate brokerage commissions on 28.5% of the Fund's aggregate dollar amount of brokerage transactions. For fiscal 1998 the brokerage commissions shown above paid to EVEREN amounted to 19.6% of the Fund's aggregate brokerage commissions on 19.4% of the Fund's aggregate dollar amount of brokerage transactions.

                                  FUND SHARES

     Each share has one vote, with fractional shares voting proportionately. Shares of the Fund are freely transferable, are entitled to dividends as declared by the Board of Directors, and, if the Fund were liquidated, would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Directors, or to take other actions as provided in the Articles of Incorporation. In the interest of economy and convenience, the Fund will not issue certificates for its shares.

                       DETERMINATION OF NET ASSET VALUE

     The Fund determines its net asset value per share each day the New York Stock Exchange (the "Exchange") is open.

     Securities for which market quotations are readily available are valued at prices which, in the opinion of the Board of Directors or Mentor Advisors, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the Fund outstanding.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by the Fund are restricted as to resale, Mentor Advisors determines their fair values. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     In the case of certain fixed-income securities, including certain less common mortgage-backed securities, market quotations are not readily available to the Fund on a daily basis, and pricing services may not provide price quotations. In such cases, Mentor Advisors is typically able to obtain dealer quotations for each of the securities on at least a weekly basis. On any day when it is not practicable for Mentor Advisors to obtain an actual dealer quotation for a security, Mentor Advisors may reprice the securities based on changes in the value of a U.S. Treasury security of comparable duration. When the next dealer quotation is obtained, Mentor Advisors compares the dealer quote against the price obtained by it using its U.S. Treasury spread calculation, and makes any necessary adjustments to its calculation methodology. Mentor Advisors attempts to obtain dealer quotes for each security at least weekly, and on any day when there has been an unusual occurrence affecting the securities which, in Mentor Advisors' view, makes pricing the securities on the basis of U.S. Treasuries unlikely to provide a fair value of the securities.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. Government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Directors.


                                  TAX STATUS

     The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders.

     In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least

50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government Securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     The Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Fund is notified that the shareholder has under reported income in the past, or who fails to certify to the Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     Foreign currency-denominated securities and related hedging transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, and certain foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     If more than 50% of the Fund's assets at year end consists of stock or securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code (including, with respect to a foreign tax credit, a holding period requirement imposed pursuant to the Tax payer Relief Act of 1997), as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

     Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations a re subject to change by legislative or administrative actions. Dividends and distributions also may be subject to foreign, state and federal taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that they could be subject to the backup withholding rules described above or that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


                                 DISTRIBUTION


     Mentor Distributors, LLC ("Mentor Distributors") serves as distributor of the Fund under a Distribution Agreement dated February 1, 1998. Pursuant to the Distribution Agreement, Mentor Distributors agrees to bear the expenses of printing any promotional or sales literature used by Mentor Distributors or furnished by Mentor Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. Mentor Distributors has not undertaken to sell any specified number of shares of the Fund.


     The Fund or Mentor Distributors may terminate the Distribution Agreement on sixty days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                            PERFORMANCE INFORMATION


     Total return for the one-, five-, and ten-year periods (or for the life of the Fund, if shorter) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value per share on their respective reinvestment dates. The total return for the one-year period ending December 31, 1998 and the average annual total return for the life of the Fund (May 5, 1992 through December 31, 1998) were 15.47% and 12.48%, respectively.

     The Fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by the Fund during the base period less expenses accrued for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the Fund outstanding during the base period and entitled to receive dividends and (B) the net asset value per share on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the Fund is generally calculated using the yield to maturity (or first expected c all date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The yield for the Fund for the thirty-day period ended December 31, 1998 was 3.99%.


     All data for the Fund are based on past performance and do not predict future results.

     Independent statistical agencies measure the Fund's investment performance and publish comparative information showing how the Fund, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the Fund may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on the basis of their own criteria rather than on the basis of the standardized performance measures described above.

       Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

       Morningstar, Inc. distributes mutual fund ratings twice a month. the ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/ reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

       Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

       Independent publications may also evaluate the Fund's performance. certain of those publications are listed below. The Fund may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

       Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Portfolios are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

       Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

       Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Portfolios, Growth Portfolios, U.S. Government Portfolios, Equity Income Portfolios, Global Portfolios, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

       The Wall Street Journal publishes its Mutual Portfolio Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

       Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Portfolios are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3- year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

       Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

       Financial World publishes its monthly Independent Appraisals of Mutual Portfolios, a survey of approximately 1000 mutual funds. Portfolios are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate - and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

       Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Portfolios performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

       Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Portfolios are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Portfolios compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Portfolios are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

       U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Portfolios compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

       The 100 Best Mutual Portfolios You Can Buy (1992), authored by Gordon K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a fivepoint system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                MEMBERS OF INVESTMENT TEAMS AT MENTOR ADVISORS

     The following persons are investment personnel of Mentor Advisors, as indicated.


LARGE CAPITALIZATION QUALITY EQUITY GROWTH

JOHN G. DAVENPORT, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Davenport has twelve years of investment management experience. He joined the Mentor organization after heading equity research for Lowe, Brockenbrough, Tierney, & Tattersall. He earned his undergraduate business degree from the University of Richmond and his graduate degree in business from the University of Virginia.

RICHARD H. SKEPPSTROM II -- VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Skeppstrom has six years of investment management experience. He has earned both his undergraduate degree and masters of business administration from the University of Virginia.

RICHARD L. RICE, CFA -- VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Rice has twenty-four years' experience in the securities industry. Prior to joining the Mentor organization in 1993, he was a partner in the equity management software firm, Parata Analytics Research, which was acquired by the Mentor organization. His previous responsibilities include director of Research for Signet Asset Management, Senior Research Analyst for Capitoline Investment Services, and research positions at First Atlanta Corp. and Southeast Banking. He earned his undergraduate business degree from the University of Florida.

ACTIVE FIXED-INCOME

P. MICHAEL JONES, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Jones has eleven years of investment management experience.Mr. Jones is responsible for the design and implementation of the fixed-income group's proprietary analytical system. He earned his undergraduate degree from the College of William and Mary.


DENNIS F. CLARY, CFA -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Clary joined Mentor in 1998 and has over 20 years of investment management experience. Prior to joining Mentor's Fixed Income Team, he worked for three years as a Vice President and Senior Portfolio Manager for First America Investment Corporation. He previously was employed for four years as a Vice President and Portfolio Manager at CSI Asset Management, Inc. and prior to that for four years in a similar role by Investment & Capital Management Corporation. Mr. Clary received his BA and MBA degrees from Ohio State University.

TIMOTHY ANDERSON, CFA -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Anderson has 8 years of investment management experience. He joined Mentor in June, 1998. Prior to joining Mentor's Fixed-Income Team, he worked for two years as a Senior Fixed Income Analyst at Investment Advisors, Inc. Previous to that he was employed for five years as a Senior Investment Analyst at St. Paul Fire & Marine Insurance Company and for two years as an Analyst for Duff & Phelps Credit Rating Company. He received a BS degree from DePaul University and an MBA degree from the University of Chicago.

TODD C. KUIMJIAN -- CREDIT/RESEARCH ANALYST
Mr. Kuimjian has three years of investment experience. He is responsible for maintaining credit information on corporate issuers and assisting Mr. McClelland in evaluating the risk/return characteristics of corporate securities. Prior to assuming his current duties, Mr. Kuimjian served as an investment accountant/systems analyst and later as a senior investment administrator within Mentor's investment services group. He holds an undergraduate degree from Virginia Polytechnic Institute and is also a CPA.


KEITH WANTLING
Mr. Wantling has five years of experience. Mr. Wantling performs analysis and screening for credit sensitive private label mortgage-backed securities and directs the firm's portfolio analysis effort. He holds his undergraduate degree in accounting information systems from Virginia Polytechnic Institute.

SMALL-TO-MEDIUM CAPITALIZATION EQUITY GROWTH

THEODORE W. PRICE, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Price has over thirty years of investment management experience, with over twenty-three years' tenure at Charter Asset Management, the predecessor to Mentor Advisors. He has managed Mentor Growth Portfolio since its inception. He earned both his undergraduate degree and masters of business administration from the University of Virginia.

LINDA A. ZIGLAR, CFA -- PORTFOLIO MANAGER
Ms. Ziglar has seventeen years of investment management experience. Ms. Ziglar joined Charter Asset Management, the predecessor to Mentor Advisors, from Federated Investors, where she managed $300 million in equity assets. She holds an undergraduate degree from Randolph-Macon Woman's College where she graduated summa cum laude. She also holds a graduate degree in business administration from the University of Pittsburgh.

JEFFREY S. DRUMMOND, CFA -- VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Drummond has eight years of investment management experience. Mr. Drummond began his career as a portfolio analyst in the Investment Strategy Department at Wheat First Butcher Singer, where he shared responsibility for directing $100 million in assets following the Strategic Sectors Portfolio. He received his undergraduate degree in finance from the University of Richmond, where he graduated cum laude.


EDWARD RICK IV
Mr. Rick has two years of investment management experience. He received his undergraduate degree in finance from the University of Richmond, where he graduated cum laude.



                             INDEPENDENT AUDITORS

     KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. Prior to the 1997 fiscal year, Deloitte & Touche L.L.P., 707 East Main Street, Richmond, Virginia 23219, served as the Fund's independent accountants.

                                    RATINGS

     The rating services' descriptions of corporate bonds are:


MOODY'S INVESTORS SERVICE, INC.:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


STANDARD & POOR'S:

     AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.


A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

     The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

     o liquidity ratios are adequate to meet cash requirements;

     o long-term senior debt is rated "A" or better;

     o the issuer has access to at least two additional channels of borrowing;

     o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

     o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

     o the reliability and quality of management are unquestioned.

     Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

     o evaluation of the management of the issuer;

     o economic evaluation of the issuer's industry or industries and an appraisal of speculative- type risks which may be inherent in certain areas;

     o evaluation of the issuer's products in relation to competition and customer acceptance;

     o liquidity;

     o amount and quality of long-term debt;

     o trend of earnings over a period of ten years;

     o financial strength of parent company and the relationships which exist with the issuer; and

     o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


NOTE RATINGS:

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are a mple although not so large as in the preceding group.

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

                              FINANCIAL STATEMENTS


     The Independent Auditors' Report, financial highlights, and financial statements in respect of the Fund, included in the Fund's Annual Report for the fiscal year ended December 31, 1998, filed electronically on February 26, 1999 (File No. 811-6549; Accession No. 916641-99-000118), are incorporated by reference into the Statement of Additional Information.

                             EVERGREEN EQUITY TRUST
                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700

                             GROWTH AND INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 1, 1998

                     EVERGREEN BLUE CHIP FUND ("BLUE CHIP")
               EVERGREEN GROWTH AND INCOME FUND ("GROWTH/INCOME")
               EVERGREEN INCOME AND GROWTH FUND ("INCOME/GROWTH")
                  EVERGREEN SMALL CAP EQUITY FUND ("SMALL CAP")
                       EVERGREEN UTILITY FUND ("UTILITY")
                         EVERGREEN VALUE FUND ("VALUE")
                 EVEGREEN FUND FOR TOTAL RETURN ("TOTAL RETURN")
                     (EACH A "FUND"; TOGETHER, THE "FUNDS" )

              EACH FUND IS A SERIES OF EVERGREEN EQUITY TRUST (THE
                                   "TRUST").



         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses dated December 1, 1998 for the Fund in which you are interested. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund, and one offering Class Y shares of each Fund except Blue Chip. You may obtain either of these prospectuses by calling (800) 343-2898.

         Certain information may be incorporated by reference to the Funds' Annual Report dated July 31, 1998. You may obtain a copy of the Annual Report at no cost by calling (800) 343-2898.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY................................................................  3
INVESTMENT POLICIES..........................................................  3
OTHER SECURITIES AND PRACTICES...............................................  5
PRINCIPAL HOLDERS OF FUND SHARES.............................................  5
EXPENSES..................................................................... 11
PERFORMANCE.................................................................. 18
SERVICE PROVIDERS............................................................ 20
FINANCIAL STATEMENTS......................................................... 21

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES............... 2-1
PURCHASE, REDEMPTION AND PRICING OF SHARES.................................. 2-9
SALES CHARGE WAIVERS AND REDUCTIONS.........................................2-10
PERFORMANCE CALCULATIONS....................................................2-13
PRINCIPAL UNDERWRITER.......................................................2-14
DISTRIBUTION EXPENSES UNDER RULE 12b-1......................................2-15
TAX INFORMATION.............................................................2-17
BROKERAGE...................................................................2-20
ORGANIZATION................................................................2-21
INVESTMENT ADVISORY AGREEMENT...............................................2-22
MANAGEMENT OF THE TRUST.....................................................2-23
CORPORATE AND MUNICIPAL BOND RATINGS........................................2-25
ADDITIONAL INFORMATION......................................................2-36

                                     PART 1

                                  TRUST HISTORY

         The Evergreen Equity Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  DIVERSIFICATION

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         FURTHER EXPLANATION OF DIVERSIFICATION POLICY:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  CONCENTRATION

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that Utility will concentrate its investments in utility industries.

         FURTHER EXPLANATION OF CONCENTRATION POLICY: Each Fund except Utility may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that Utility is required to invest at least 65% of its total assets in utility industries.

         3.  ISSUING SENIOR SECURITIES

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  BORROWING

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         FURTHER EXPLANATION OF BORROWING POLICY:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  UNDERWRITING

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  REAL ESTATE

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  COMMODITIES

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  LENDING

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         FURTHER EXPLANATION OF LENDING POLICY:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

         For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI:

Defensive Investments
U.S. Government Securities
When-Issued,  Delayed-Delivery  and Forward Commitment  Transactions
Repurchase Agreements
Reverse Repurchase  Agreements
Options
Futures Transactions
Foreign  Securities  (not  applicable to Small Cap and Growth/Income)
Foreign Currency Transactions (not applicable to Small Cap and Growth/Income) High Yield, High Risk Bonds (applicable only to Total Return and Growth/Income) Illiquid and Restricted Securities
Investment in Other Investment Companies
Short Sales


                        PRINCIPAL HOLDERS OF FUND SHARES

         As of August 31, 1998, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of August 31, 1998.




BLUE CHIP CLASS A
NONE

BLUE CHIP CLASS B
MLPF&S FOR THE SOLE BENEFIT OF ITS                    7.688%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

BLUE CHIP CLASS C
FIRST UNION BROKERAGE SERVICES                        29.714%
FIRST AFRICAN BAPTIST CHURCH
CLIFTON AND LAURELS AVS
SHARON HILL, PA 19079

STEVE M WILSON TRUSTEE                                6.787%
BONE & JOINT CLINIC PSP
FBO EMPLOYEES
ATTN: SECURITY SERVICES
P.O. BOX 61837
NEW ORLEANS, LA 70161-1837

MLPF&S FOR THE SOLE BENEFIT OF ITS                    6.578%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE,  FL 32246-6484

GROWTH/INCOME  CLASS A
NONE

GROWTH/INCOME  CLASS B
NONE

GROWTH/INCOME CLASS C
MLPF&S FOR THE SOLE BENEFIT OF ITS                    25.191%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484
GROWTH/INCOME CLASS Y

FIRST UNION NATIONAL BANK/EB/INT                      47.893%
REINVEST ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST. 3RD FL. CMG 1151
CHARLOTTE, NC 28202-1911

FIRST UNION NATIONAL BK/EB/INT                        26.664%
CASH ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST., 3RD FLOOR
CMG 1151
CHARLOTTE, NC 28202-1911

INCOME/GROWTH CLASS A
NONE

INCOME/GROWTH CLASS B
NONE

INCOME/GROWTH CLASS C
MLPF&S FOR THE SOLE BENEFIT OF ITS                    17.308%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

FUBS & CO. FEBO                                       5.630%
LAST STOP INC.
8661 COLESVILLE ROAD
SILVER SPRING, MD 20910-3933

INCOME/GROWTH CLASS Y
NONE

SMALL CAP CLASS A
MLPF&S FOR THE SOLE BENEFIT OF ITS                    5.691%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

SMALL CAP CLASS B
MLPF&S FOR THE SOLE BENEFIT OF ITS                    9.978%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

SMALL CAP CLASS C
MLPF&S FOR THE SOLE BENEFIT OF ITS                    27.568%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484
SMALL CAP CLASS Y

FIRST UNION NATIONAL BK/EB/INT                        56.737%
CASH ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST. 3RD FL. CMG 1151
CHARLOTTE, NC 28202-1911

FIRST UNION NATIONAL BANK/EB/INT                      24.825%
REINVEST ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST. 3RD FL. CMG 1151
CHARLOTTE, NC 28202-1911

CITIBANK NA                                           6.453%
DELTA AIRLINES MASTER TRUST
JOE VILLELLA CITICORP SERVICES
MTCA B3-06, WORLD WIDE SEC. SERV.
CITIBANK CENTER TAMPA
TAMPA, FL 33610

TOTAL RETURN CLASS A
MLPF&S FOR THE SOLE BENEFIT OF ITS                    5.664%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

TOTAL RETURN CLASS B
MLPF&S FOR THE SOLE BENEFIT OF ITS                    10.492%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

TOTAL RETURN CLASS C
LAVEDNA ELLINGSON                                     15.648%
DOUGLAS ELLINGSON TRUSTEES
LAVEDNA ELLINGSON MARITAL TRUST
U/A DTD 5-1-86
8510 MCCLINTOCK
TEMPE, AZ 85284-2527

MLPF&S FOR THE SOLE BENEFIT OF ITS                    11.422%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

TOTAL RETURN CLASS Y
STATE STREET BK AND TRUST CO. TRUST                   26.777%
IRA FBO
KATHERINE ANN MEWHINNEY
2323 FAIRWAY DRIVE
WINSTON SALEM, NC 27103-3653

STATE STREET BANK AND TRUST CO CUSTOMER               16.711%
IRA FBO
KATHY E. CORELLA
3481 KATHRYN STREET
VICKSBURG, MI 49097-1058

STATE STREET BK AND TRUST CO. CUST.                   15.806%
IRA FBO
GLENN WESSEL
15000 SE 13TH COURT
SUNRISE, FL 33326-1923

STATE STREET BANK AND TRST CO CUST                    8.094%
IRA FBO
MIRIAM ERSHKOWITZ
1500 LOCUST ST. APT 2911
PHILADELPHIA, PA 1910-4322

SSB C/F IRA REGULAR                                   6.057%
THOMAS P. CONWAY
129 PILGIM PL.
VALLEY STREAM, NY 11580-5338

STATE STREET BK AND TRUST CO. CUST.                   5.563%
IRA FBO
FRANK TRANES
51 BROOKWOOD DRIVE
WESTPORT, MA 02790-4304

STATE STREET BANK AND TRUST CO.                       5.501%
IRA FBO
RICHARD L. HOPP
53230 SULA DRIVE
SHELBY TOWNSHIP, MI 48315

UTILITY CLASS A
NONE

UTILITY CLASS B
NONE

UTILITY CLASS C
MLPF&S FOR THE SOLE BENEFIT OF ITS                    10.778%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E. 2ND FLOOR
JACKSONVILLE, FL 32246-6484

FUBS & CO FEBO                                        7.945%
EVELYN L. SMITH
CREG SMITH
3294 MYRTLE STREET
HAPEVILLE, GA 30354-1418

FUBS & CO FEBO                                        6.842%
THOMAS MCKINNEY AND
LOTTIE MCKINNEY
170 SCOTT BLVD.
TYRONE, GA 30290-9767

FIRST UNION BROKERAGE SERVICES                        6.525%
MAX RAY AND JERALYNE RAY
ROUTE 2 BOX 498
GREENMOUNTAIN, NC 28740-9209
UTILITY CLASS Y

FIRST UNION NATIONAL BANK                             70.058%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28202-1910

FIRST UNION NATIONAL BANK                             16.538%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S.TRYON STREET
CHARLOTTE, NC 28202-1910

KHALID IQBAL C/F                                      5.798%
FATIMA KHALID IQBAL
UNIF GIFT MIN ACT KY
401 BOGLE STREET
SOMERSET, KY 42503-2870

VALUE CLASS A
NONE

VALUE CLASS B
NONE

VALUE CLASS C
DONALDSON LUFKIN JENRETTE                             12.256%
SECURITIES CORPORATION INC.
P.O. BOX 2052
JERSEY CITY, NJ 07303-9998

VALUE CLASS Y
FIRST UNION NATIONAL BANK                             65.570%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
CMG-1151 11TH FLOOR
301 S. TRYON STREET
CHARLOTTE, NC 28202-1910

FIRST UNION NATIONAL BANK                             27.959%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28202-1910


                                    EXPENSES

Advisory Fees

          Each Fund has its own investment advisor. (For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.) Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Growth/Income, Income/Growth and Small Cap. Lieber & Company acts as sub-advisor to these Funds, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:


          AVERAGE DAILY NET ASSETS           FEE
          first $750 million                 1.00%
          next $250 million                  0.90%
          over $1 billion                    0.80%

         The Capital Management Group of First Union National Bank ("CMG") is the investment advisor to Utility and Value. CMG is entitled to receive from each of these Funds an annual fee equal to 0.50% of the average daily net assets of the Fund.

         Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Blue Chip. EIMC is entitled to receive from Blue Chip an annual fee based on the Fund's average daily net assets, as follows:



          AVERAGE DAILY NET ASSETS           FEE
          first $100 million                 0.70%
          next $100 million                  0.65%
          next $100 million                  0.60%

          AVERAGE DAILY NET ASSETS           FEE
          next $100 million                  0.55%
          next $100 million                  0.50%
          next $500 million                  0.45%
          next $500 million                  0.40%
          over $1.5 billion                  0.35%

         EIMC is also the investment advisor to Total Return. EIMC is entitled to receive from Total Return an annual fee based on 1.5% of the Fund's gross dividend and interest income plus a percentage of the Fund's average daily net assets, as follows:


          AVERAGE DAILY NET ASSETS           FEE
          first $100 million                 0.60%
          next $100 million                  0.55%
          next $100 million                  0.50%
          next $100 million                  0.45%
          next $100 million                  0.40%
          next $500 million                  0.35%
          over $1 billion                    0.30%


Advisory Fees Paid

         Below are the advisory fees accrued by each Fund for the last three fiscal periods.


FISCAL PERIOD/FUND                 ADVISORY FEE               WAIVER

PERIODS ENDED 1998

Blue Chip (1)                       $2, 052,676                 -0-
Growth/Income (2)                   $16,275,918                 -0-
Income/Growth (2)                   $9,685,921                  -0-
Small Cap (2)                       $2,055,006                  -0-
Total Return (2)                    $1,062,354                  -0-
Utility (2)                         $704,533                 $204,617
Value (2)                           $7,023,408                  -0-

PERIODS ENDED 1997

Blue Chip (3)                       $1,794,364                  -0-

FISCAL PERIOD/FUND                 ADVISORY FEE               WAIVER

Growth/Income (4)                   $5,736,248                  -0-
Income/Growth (5)                   $4,371,784                  -0-
Income/Growth (6)                   $8,823,541                  -0-
Small Cap (4)                       $180,153                 $35,183
Total Return (7)                    $546,092                    -0-
Utility (4)                         $382,537                 $146,640
Value (4)                           $4,753,235                  -0-

PERIODS ENDED 1996

Blue Chip (8)                       $1,492,757                  -0-
Growth/Income (9)                   $5,287,338                $5,000
Income/Growth (10)                  $9,343,195                  -0-
Small Cap (9)                       $63,333                   $63,333
Total Return (11)                   $448,266                    -0-
Utility (9)                         $725,733                  $396,483
Value (9)                           $6,950,730                  -0-

(1) Eleven  months ended  7/31/98
(2) Year ended  7/31/98
(3) Year ended 8/31/97
(4) Seven  months  ended  7/31/97
(5) Six months  ended  7/31/97
(6) Year ended 1/31/97
(7) Eight  months  ended  7/31/97
(8) Year ended  8/31/96
(9) Year ended 12/31/96
(10) Year ended 1/31/96
(11) Year ended 11/30/96

Brokerage Commissions

         Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.


FISCAL PERIOD/FUND                 TOTAL PAID TO ALL        TOTAL PAID TO
                                   BROKERS                  LIEBER
PERIODS ENDED 1998

Blue Chip (1)                         $722,562                   -0-
Growth/Income (2)                     $1,527,103              $1,460,628

FISCAL PERIOD/FUND                 TOTAL PAID TO ALL        TOTAL PAID TO
                                   BROKERS                  LIEBER

Income/Growth (2)                     $2,839,407              $1,762,628
Small Cap (2)                         $382,504                $305,340
Total Return (2)                      $247,967                   -0-
Utility (2)                           $255,495                   -0-
Value (2)                             $2,277,475                  -0-

PERIODS ENDED 1997

Blue Chip (3)                         $656,022                   -0-
Growth/Income (4)                     $412,968                $348,590
Income/Growth (5)                     $1,575,483              $1,066,378
Income/Growth (6)                     $3,529,313              $2,835,293
Small Cap (4)                         $74,018                 $61,390
Total Return (7)                      $153,935                   -0-
Utility (4)                           $220,091                   -0-
Value (4)                             $273,045                   -0-

PERIODS ENDED 1996

Blue Chip (8)                         $684,496                   -0-
Growth/Income (9)                     $519,064                 $429,888
Income/Growth (10)                    $3,255,068                 -0-
Small Cap (9)                         $14,647                  $13,246
Total Return (11)                     $227,013                   -0-
Utility (9)                           $323,978                   -0-
Value (9)                             $3,164,292                 -0-

(1) Eleven  months ended  7/31/98
(2) Year ended  7/31/98
(3) Year ended 8/31/97
(4) Seven  months  ended  7/31/97
(5) Six months  ended  7/31/97
(6) Year ended 1/31/97
(7) Eight  months  ended  7/31/97
(8) Year ended  8/31/96
(9) Year ended 12/31/96
(10) Year ended 1/31/96
(11) Year ended 11/30/96

Percentage of Brokerage Commissions Paid to Lieber & Company

         The table below shows, for the fiscal year ended July 31, 1998, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.


FUND                          PERCENTAGE OF                 PERCENTAGE OF
                              COMMISSIONS TO                COMMISSIONABLE
                              LIEBER & COMPANY              TRANSACTIONS THROUGH
                                                            LIEBER & COMPANY

Growth/Income                 95.65%                        91.92%
Income/Growth                 62.08%                        43.68%
Small Cap                     79.83%                        68.15%

Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.



FISCAL PERIOD/FUND            TOTAL UNDERWRITING            UNDERWRITING
                              COMMISSIONS                   COMMISSIONS RETAINED
PERIODS ENDED 1998

Blue Chip (1)                  $1,989,997                     $23,620
Growth/Income (2)              $20,963,554                    $603,197
Income/Growth (2)              $649,901                       $26,252
Small Cap (2)                  $6,344,098                     $182,887
Total Return (2)               $849,763                       $30,676
Utility (2)                    $327,363                       $13,944

FISCAL PERIOD/FUND            TOTAL UNDERWRITING            UNDERWRITING
                              COMMISSIONS                   COMMISSIONS RETAINED

Value (2)                        $2,716,315                    $109,283

PERIODS ENDED 1997

Blue Chip (3)                    $1,017,961                    $363,862
Growth/Income (4)                $1,796,199                    $169,177
Income/Growth (5)                $41,996                       $4,196
Income/Growth (6)                $187,403                      $20,208
Small Cap (4)                    $72,045                       $8,281
Total Return (7)                 $128,762                      $7,709
Utility (4)                      $15,633                       $1,789
Value (4)                        $479,927                      $51,343

PERIODS ENDED 1996

Blue Chip (8)                    $1,415,505                    $334,606
Growth/Income (9)                $1,473,258                    $158,858
Income/Growth (10)               $98,890                       $10,733
Small Cap (9)                    $3,568                        $340
Total Return (11)                $355,043                     ($595,877)
Utility (9)                      $74,988                       $7,857
Value (9)                        $522,573                      $56,609

(1) Eleven  months ended  7/31/98
(2) Year ended  7/31/98
(3) Year ended 8/31/97
(4) Seven  months  ended  7/31/97
(5) Six months  ended  7/31/97
(6) Year ended 1/31/97
(7) Eight  months  ended  7/31/97
(8) Year ended  8/31/96
(9) Year ended 12/31/96
(10) Year ended 1/31/96
(11) Year ended 11/30/96

12b-1 Fees

         Below are the 12b-1 fees paid by each Fund for the fiscal year ended July 31, 1998. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.



                     CLASS A                             CLASS B                              CLASS C
  FUND
===================
                     DISTRIBUTION      SERVICE           DISTRIBUTION      SERVICE            DISTRIBUTION      SERVICE
                     FEES              FEES              FEES              FEES               FEES              FEES
                     ================  ================= ================= =================  ================= =================
Blue Chip*                 -0-            $367,809          $902,416          $357,527            $797             $265
Growth/Income              -0-            $597,754          $5,917,672        $1,972,557          $283,053         $94,351

Income/Growth              -0-             $34,738           $390,031         $130,010            $8,479           $2,826
Small Cap                  -0-             $80,328           $563,006         $192,173            $114,856         $38,286
Total Return               -0-             $124,034          $759,037         $253,028            $160,743         $53,698
Utility                    -0-             $243,362          $310,023         $103,341            $3,149           $1,050
Value                      -0-             $1,088,998        $2,316,295       $772,098            $25,812          $8,604

*Eleven months ended 7/31/98

Trustee Compensation

          Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended July 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


                                                           TOTAL COMPENSATION
                               AGGREGATE                   FROM TRUST AND FUND
                           COMPENSATION FROM                COMPLEX PAID TO
TRUSTEE                          TRUST                         TRUSTEES**

Laurence B. Ashkin              $28,558                          $71,260
Charles A. Austin, III          $23,408                          $58,883
K. Dun Gifford                  $22,100                          $56,104
James S. Howell                 $37,630                          $98,463
Leroy Keith Jr.                 $22,862                          $57,584
Gerald M. McDonnell             $30,905                          $76,283
Thomas L. McVerry               $32,869                          $82,742
William Walt Pettit             $28,025                          $68,625
David M. Richardson             $22,954                          $57,551
Russell A. Salton, III          $30,960                          $77,675
Michael S. Scofield             $33,464                          $86,639

                               AGGREGATE                   TOTAL COMPENSATION
TRUSTEE                    COMPENSATION FROM               FROM TRUST AND FUND
                                 TRUST                       COMPLEX PAID TO
                                                               TRUSTEES**

Richard J. Shima                $26,977                          $68,684
Robert J. Jeffries*              $3,114                          $24,706
Foster Bam*                      $5,353                          $48,683

                  *Former Trustee; retired as of December 31, 1997.
                  **Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended July 31, 1998. The amounts listed below will be payable in later years to the respective Trustees:

                  Austin            $6,387
                  McVerry           $82,742
                  Howell            $72,753
                  Salton            $77,675
                  Petit             $68,625
                  McDonnell         $76,283
                  Scofield          $18,953


                               PERFORMANCE

Total Return

         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of July 31, 1998. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.


FUND/CLASS             ONE YEAR               FIVE YEARS             TEN YEARS OR           INCEPTION DATE
                                                                     SINCE INCEPTION
BLUE CHIP
Class A                N/A                    N/A                    6.00%                  1/20/98
Class B                10.14%                 17.29%                 14.35%                 9/11/35
Class C                N/A                    N/A                    8.80%                  1/22/98

GROWTH/INCOME
Class A                5.97%                  N/A                    23.25%                 1/3/95
Class B                5.44%                  N/A                    23.57%                 1/3/95
Class C                9.47%                  N/A                    24.08%                 1/3/95
Class Y                11.56%                 19.25%                 16.75%                 10/15/86




                                                        18




FUND/CLASS             ONE YEAR               FIVE YEARS             TEN YEARS OR           INCEPTION DATE
                                                                     SINCE INCEPTION
INCOME/GROWTH
                       2.80%                  N/A                    14.85%                 1/3/95
Class A
Class B                2.29%                  N/A                    14.99%                 1/3/95
Class C                6.16%                  N/A                    15.56%                 1/3/95
Class Y                8.16%                  10.90%                 10.78%                 8/31/78

SMALL CAP
Class A               (1.66%)                 N/A                    19.30%                 1/3/95
Class B               (2.51%)                 N/A                    19.51%                 1/3/95
Class C                1.49%                  N/A                    20.01%                 1/24/95
Class Y                3.57%                  N/A                    15.62%                 10/1/93

TOTAL RETURN
Class A                8.44%                  16.45%                 14.65%                 4/14/87
Class B                8.01%                  16.45%                 15.84%                 2/1/93
Class C                11.99%                 16.65%                 15.95%                 2/1/93
Class Y                14.29%                 N/A                    20.80%                 1/13/97

UTILITY
Class A                11.73%                 N/A                    10.72%                 1/4/94
Class B                11.31%                 N/A                    10.79%                 1/4/94
Class C                15.31%                 N/A                    14.25%                 9/2/94
Class Y                17.60%                 N/A                    13.70%                 2/28/94

VALUE
Class A                4.35%                  16.19%                 14.71%                 4/12/85
Class B                4.18%                  16.30%                 15.41%                 2/2/93
Class C                7.83%                  N/A                    18.64%                 9/2/94
Class Y                9.79%                  17.62%                 16.85%                 1/3/91

                         COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value ("NAV") plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period. For more information, see "Purchase, Redemption and Pricing of Shares."


                                                    PER SHARE     OFFERING PRICE
FUND                    DATE           NAV         SALES CHARGE     PER SHARE
===================== ==========  ==============  ==============  ==============
BLUE CHIP             7/31/98        $30.42            4.75%        $31.94
GROWTH/INCOME         7/31/98        $29.14            4.75%        $30.59
INCOME/GROWTH         7/31/98        $23.19            4.75%        $24.35
SMALL CAP             7/31/98        $15.75            4.75%        $16.54
UTILITY               7/31/98        $11.76            4.75%        $12.35
VALUE                 7/31/98        $22.23            4.75%        $23.34
TOTAL RETURN          7/31/98        $21.65            4.75%        $22.73




                             SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator for Utility and Value, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as investment advisor. The fee paid to EIS is calculated in accordance with the following schedule:


     ASSETS                   FEE
     first $7 billion         0.050%
     next $3 billion          0.035%
     next $5 billion          0.030%
     next $10 billion         0.020%
     next $5 billion          0.015%
     over $30 billion         0.010%

         EIS also provides facilities, equipment and personnel to Blue Chip, Growth/Income, Income/Growth, Small Cap and Total Return on behalf of the investment advisor. Blue Chip and Total Return reimburse EIS for providing such services.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O.
Box 2121, Boston, Massachusetts 02106-2121.

         The Fund pays ESC an annual fees as follows:


FUND TYPE                        ANNUAL FEE      ANNUAL FEE
                                  PER OPEN       PER CLOSED
                                  ACCOUNT          ACCOUNT

Monthly Dividend Funds             $25.50           $9.00
----------------------             ------           -----
Quarterly Dividend Funds           $24.50           $9.00
------------------------           ------           -----
Semiannual Dividend Funds          $23.50           $9.00
-------------------------          ------           -----
Annual Dividend Funds              $23.50           $9.00
---------------------              ------           -----
Money Market Funds                 $25.50           $9.00
------------------                 ------           -----

Distributor

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.

Independent Auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund except Income/Growth.

Independent Accountants

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 audits the financial statements of Income/Growth.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.

                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")
                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under "Other Securities and Practices" in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, bankers' acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. EVERGREEN FUND FOR TOTAL RETURN may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

      (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

      (ii)   Farmers Home Administration;

      (iii)  Federal Home Loan Banks;

      (iv)   Federal Home Loan Mortgage Corporation;

      (v)    Federal National Mortgage Association; and

      (vi)   Student Loan Marketing Association.


                                                        2- 1

     Securities Issued by the Government National Mortgage Association ("GNMA")

        The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

       The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

       Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

        The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

          Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at

                                                        2- 2
least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.


                                                        2- 3

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

        The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage

                                                        2- 4
market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily NAV the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign

                                                        2-5
governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are

                                                        2-6
more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

         The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.




                                                        2-7

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency orinstrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

        Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

        The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

                                                        2-8

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 5% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund offers up to four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

Class B Shares

         The Fund offers Class B shares at NAV without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

  REDEMPTION TIMING                                                  CDSC RATE

  Month of purchase and the first twelve-month
  period following the month of purchase.................................5.00%
  Second twelve-month period following the month of purchase.............4.00%
  Third twelve-month period following the month of purchase..............3.00%
  Fourth twelve-month period following the month of purchase.............3.00%
  Fifth twelve-month period following the month of purchase..............2.00%
  Sixth twelve-month period following the month of purchase..............1.00%
  Thereafter.............................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at NAV

                                                        2-9
without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of CMG, EAMC, EIMC, Meridian Investment Company, First International Advisors, Ltd., or their affiliates. Class Y shares are offered at NAV without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

Contingent Deferred Sales Charge

       The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1" below). If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.


                      SALES CHARGE WAIVERS AND REDUCTIONS

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.



                                                        2-10

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at NAV without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of First Union National Bank ("FUNB"), its affiliates, the Distributor, any broker-dealer with whom the Distributor has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.



                                                        2-11

Waiver of CDSCS

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate NAV of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

        As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

                                                        2-12

Calculation of NAV

         The Fund calculates its NAV once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the following days the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

        Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:

                               n
                         P(1+T) =ERV


P=       initial payment of $1,000
T=       average total return
n=       number of years
ERV=     ending redeemable value of the initial $1,000



                            2-13

Current, Effective and Tax-equivalent Yields

         The Fund may quote a "current yield" or "effective yield" from time to time. The current yield is an annualized yield based on the actual total return for a seven-day period. The effective yield is an annualized yield based on a compounding of the current yield. These yields are each computed by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (shown as "beginning account value" in the formula below), excluding capital changes. The net change in account value will generally equal the total dividends declared with respect to the account. The yields are then computed as follows:

         Current Yield = Beginning Account Value x 365/7

         Effective Yield = [(1 + Total Dividend for 7 days) 365/7]-1

         Yield fluctuations may reflect changes in the Fund's net investment income. Portfolio changes resulting from net purchases or net redemptions of the Fund's shares may also affect the yield. Accordingly, the Fund's yield may vary from day to day. The yield stated for a particular past period is not necessarily representative of its future yield. Since the Fund uses the amortized cost method of net asset value computation, it does not anticipate any change in yield resulting from unrealized gains or losses or unrealized appreciation or depreciation not reflected in the yield computation, or change in net asset value during the period used for computing yield. If any of these conditions should occur, yield quotations would be suspended. The Fund's yield is not guaranteed, and the principal is not insured.

         Yield information is useful in reviewing the Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of (1) the kind and quality of the instruments the Fund holds, (2) portfolio maturity, (3) operating expenses and (4) market conditions.

         In periods of declining interest rates, yields will tend to be somewhat higher than prevailing market rates. In periods of rising interest rates, yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         A tax-equivalent yield is calculated, reflecting the rate an investor would need to earn from a fully taxable investment to equal the yield the Fund would provide after federal taxes. The following formula is used:

         Tax-Equivalent Yield =   Effective Yield
                              ----------------------
                               1 - Federal Tax Rate


                              PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.




                                                        2-14

                     DISTRIBUTION EXPENSES UNDER RULE 12B-1

         The Fund bears some of the costs of selling its Class A, Class B and, if applicable, Class C shares, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These "12b-1 fees" or "distribution fees" are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B and, if applicable, Class C Shares, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


    Class A         0.75%*
    Class B         1.00%
    Class C         1.00%

   *Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B and, if applicable, Class C shares. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:


     Class A         0.25%*
     Class B         1.00%
     Class C         1.00%

   *May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that the Distributor will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3)      to otherwise promote the sale of Fund shares.



                                                        2-15

         The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

        The advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission ("SEC") make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder

                                                        2-16
accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and
(ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (I) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (I) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.


                                                        2-17

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

       To  calculate   ordinary   income  for  federal   income  tax   purposes,
shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify.

         If the Fund is a municipal bond fund or U.S. Treasury money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.




                                                        2-18

Special Tax Information for Municipal Bond Fund Shareholders

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

       Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income

                                                        2-19
tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securites, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the investment advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

                                                        2-20

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services an investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the individual Fund.


                                  ORGANIZATION

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of NAV applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the

                                                        2-21
purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

        The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement")
 . Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund investment
advisory,   management  and  administrative  services,  office  facilities,  and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services. The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6)
issue  and  transfer  taxes;   (7)  applicable  costs  and  expenses  under  the
Distribution Plan (as described below) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing

                                                        2-22
and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings;
(13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

       The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

        The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.


                                                        2-23




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      former Director, Executive Vice President and
                                                                     Treasurer, State Street Research & Management
                                                                     Company (investment advice); Director, The
                                                                     Andover Companies (Insurance); and Trustee,
                                                                     Arthritis Foundation of New England.

K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and Director, American Institute of Food and Wine;
                                                                     Chairman and President, Oldways Preservation and
                                                                     Exchange Trust (education); former Chairman of the
                                                                     Board, Director, and Executive Vice President, The
                                                                     London Harness Company; former Managing Partner,
                                                                     Roscommon Capital Corp.; former Chief Executive
                                                                     Officer, Gifford Gifts of Fine Foods; former
                                                                     Chairman, Gifford, Drescher & Associates
                                                                     (environmental consulting)

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix
                                                                     Total Return Fund and Equifax, Inc.; Trustee of
                                                                     Phoenix Series Fund, Phoenix Multi-Portfolio Fund,
                                                                     and The Phoenix Big Edge Series Fund; and former
                                                                     President, Morehouse College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation (manufacturing); and former Director
                                                                     of Carolina Cooperative Federal Credit Union.

William Walt  Pettit                 Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming
                                                                     Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.


                                                        2-24




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
-------------------------------      --------------------------      -------------------------------------------------------------
Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                         Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake
                                                                     Beam Morin, Inc. (executive outplacement); Director
                                                                     of Connecticut Natural Gas Corporation, Hartford
                                                                     Hospital, Old State House Association, Middlesex
                                                                     Mutual Assurance Company, and Enhance Financial
                                                                     Services, Inc.; Chairman, Board of Trustees,
                                                                     Hartford Graduate Center; Trustee, Greater Hartford
                                                                     YMCA; former Director, Vice Chairman and Chief
                                                                     Investment Officer, The Travelers Corporation;
                                                                     former Trustee, Kingswood-Oxford School; and former
                                                                     Managing Director and Consultant, Russell Miller,
                                                                     Inc.

William J. Tomko*                    President and                   Senior Vice President and Operations Executive,
(DOB:8/30/58)                        Treasurer                       BYSIS Fund Services.

Nimish S. Bhatt*                     Vice President and              Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                        Assistant Treasurer             Assistant Vice President, EAMC/First Union Bank;
                                                                     former Senior Tax Consulting/Acting Manager,
                                                                     Investment Companies Group,
                                                                     PricewaterhouseCoopers LLP, New York.

Bryan Haft*                          Vice President                  Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                                       Services.

Michael H. Koonce                    Secretary                       Senior Vice President and Assistant General
(DOB: 4/20/60)                                                       Counsel, First Union Corporation; former Senior
                                                                     Vice President and General Counsel, Colonial
                                                                     Management Associates, Inc.

*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


                       CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar

                                                        2-25
among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS


MOODY'S           S&P               FITCH             CREDIT QUALITY
================= ================= ================  ==================================================
Aaa               AAA               AAA               Excellent Quality (lowest risk)
Aa                AA                AA                Almost Excellent Quality (very low risk)
A                 A                 A                 Good Quality (low risk)
Baa               BBB               BBB               Satisfactory Quality (some risk)
Ba                BB                BB                Questionable Quality (definite risk)
B                 B                 B                 Low Quality (high risk)
Caa/Ca/C          CCC/CC/C          CCC/CC/C          In or Near Default
                  D                 DDD/DD/D          In Default
================= ================= ================  ==================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated BAA are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated BA are judged to have speculative elements; their future cannot be

                                                        2-26
considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS, 1, 2 AND 3 IN EACH GENERIC RATING CLASSIFICATION FROM Aa TO Caa. THE MODIFIER 1 INDICATES THAT THE COMPANY RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY; THE MODIFIER 2 INDICATES A MID-RANGE RAKING AND THE MODIFIER 3 INDICATES THAT THE COMPANY RANKS IN THE LOWER END OF ITS GENERIC RATING CATEGORY.


S&P Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC AND C: AS DESCRIBED BELOW, OBLIGATIONS RATED BB, B, CCC, CC, AND C ARE REGARDED AS HAVING SIGNIFICANT SPECULATIVE CHARACTERISTICS. BB INDICATES THE LEAST DEGREE OF SPECULATION AND C THE HIGHEST. WHILE SUCH OBLIGATIONS WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE MAY BE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR EXPOSURES TO ADVERSE CONDITIONS.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to

                                                        2-27
meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

PLUS (+) OR MINUS (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Fitch Corporate Long-Term Bond Ratings

INVESTMENT GRADE

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly

                                                        2-28
as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ OR - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

PRIME-1 Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated NOT PRIME do not fall within any of the Prime rating categories.



                                                        2-29

S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.


Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                                                        2-30

D Default. Denotes actual or imminent payment default.


                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

AAA Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the AAA securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds rated BAA are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2 AND 3 IN EACH GENERIC RATING CLASSIFICATION FROM Aa TO B. THE MODIFIER 1 INDICATES THAT THE COMPANY RANKS IN THE HIGHER END OF ITS GENERIC RATING

24387
                                              2-31

CATEGORY;  THE  MODIFIER 2  INDICATES  A  MID-RANGE  RAKING  AND THE  MODIFIER 3
INDICATES  THAT  THE  COMPANY  RANKS  IN THE  LOWER  END OF ITS  GENERIC  RATING
CATEGORY.


S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         BB, B, CCC, CC AND C: AS DESCRIBED BELOW, OBLIGATIONS RATED BB, B, CCC, CC, AND C ARE REGARDED AS HAVING SIGNIFICANT SPECULATIVE CHARACTERISTICS. BB INDICATES THE LEAST DEGREE OF SPECULATION AND C THE HIGHEST. WHILE SUCH OBLIGATIONS WILL LIKELY HAVE SOME QUALITY AND PROTECTIVE CHARACTERISTICS, THESE MAY BE OUTWEIGHED BY LARGE UNCERTAINTIES OR MAJOR EXPOSURES TO ADVERSE CONDITIONS.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) The ratings from AA to CCC may be modified by the addition of a plus or
24387
                                    2-32
minus sign to show relative standing within the major rating categories.



Fitch Municipal Long-Term Bond Ratings

INVESTMENT GRADE

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


SPECULATIVE GRADE

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ OR - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS


24387
                                   2-33

Moody's Municipal Short-Term Issuer Ratings

PRIME-1 Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated NOT PRIME do not fall within any of the Prime rating categories.


Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.


24387
                                          2-34

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.




                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including

24387
                                                      2-35
the right to impose or change fees for services provided.

       No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.
         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

24387
                                            2-36




                                   AMERICA'S

                                   UTILITY FUND

                                    NINETEEN

                                  NINETY EIGHT

                                     ANNUAL

                                     REPORT


                             [America Utility Logo]


                               ------------------
                                    AMERICA'S
                                  UTILITY FUND
                               ------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             [America Utility Logo]



To our shareholders:


      On behalf of all the associates at Mentor Investment Group, we would like to take this opportunity to thank you for your investment in the America's Utility Fund. This Annual Report reaffirms our commitment to our shareholders and details the financial performance of these investments for the period ended December 31, 1998.

      Founded in 1970, Mentor Investment Group is an investment advisory firm with more than $15 billion under management. We pride ourselves on a strong heritage of providing quality service and a variety of investment choices that help meet our shareholders' financial objectives by offering mutual funds and separately-invested portfolios.

      In the commentary that follows, Mentor's investment team presents insightful perspectives on the markets and strategies that shaped their investment decisions for the past fiscal year. Our investment teams operate with these priorities:

      Focus -- In most money management companies, each investment manager has multiple responsibilities. At Mentor, our investment managers are singularly focused on enhancing the value of their portfolios. This means that you can be assured of a consistent, proven approach to developing a winning financial strategy.

      Opportunities -- By offering six different management styles, portfolio diversification is simplified. By offering multiple styles, Mentor gives investors the tools for long-term investment success through diversification and accommodation of changing investment needs.

      Service -- To help serve our shareholders, Mentor has a fully dedicated Investor Relations Center. Our Relationship Coordinators are professionally trained and licensed to serve clients' needs.

      Technology -- Abreast of the most advanced technology and using the latest analytical tools, our investment managers have the ability to survey the financial markets and make informed decisions about where the best place is to invest.

      We at Mentor are honored to be a partner in the management of your financial assets. Mentor Investment Group provides diversified investment styles and services to over one million shareholders. We serve individuals, corporations, endowments, foundations, public funds, and municipalities. To learn more about Mentor, please contact your consultant or us at (800) 382-0016.

      We look forward to making the Mentor formula work for you, and to a mutually beneficial relationship.

Sincerely,






/s/ Daniel J. Ludeman                            /s/ Paul F. Costello
---------------------                            --------------------
Daniel J. Ludeman                                Paul F. Costello
Chairman                                         President


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

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                              Dollar-Cost Averaging


      More and more, investors are using dollar-cost averaging to avoid trying to time investment purchases or sales.

      America's Utility Fund, with its dollar-cost averaging installment payment option, has provided shareholders with a way to turn market uncertainty to their advantage.*

      Dollar-cost averaging means you simply invest the same amount of money at evenly spaced time periods. It doesn't matter whether the market moves up or down while you're investing.

      The chart below illustrates how dollar-cost averaging works.** Assume you decide to invest $30 a month in a mutual fund over the next 12 months and the fund price fluctuates.

      When the price of the fund is low, you buy more shares; when the price is high you buy fewer shares. This can potentially result in an average cost per share that is less than the average share price.

      In the illustration provided below, the average cost of shares purchased is $10.88. Had you made a lump-sum investment in January, the cost would have been $15 per share.

      So rather than trying to figure out the best time to buy and sell, you may want to invest on a periodic basis and avoid the highs and lows.

      America's Utility Fund offers investors this option through our monthly installment plan with a $40 per month minimum.



                                                                                                 Total
                                                  Shares                 Cumulative Shares      Cost of
Month                           Share Price     Purchased                    Purchased         Investment
  January                      $ 15.00         2.0                       2.0                  $  30.00
  February                     $ 20.00         1.5                       3.5                  $  60.00
  March                        $ 15.00         2.0                       5.5                  $  90.00
  April                        $ 12.00         2.5                       8.0                  $ 120.00
  May                          $ 10.00         3.0                      11.0                  $ 150.00
  June                         $  8.00         3.8                      14.8                  $ 180.00
  July                         $ 10.00         3.0                      17.8                  $ 210.00
  August                       $ 10.00         3.0                      20.8                  $ 240.00
  September                    $ 10.00         3.0                      23.8                  $ 270.00
  October                      $  8.00         3.8                      27.6                  $ 300.00
  November                     $ 10.00         3.0                      30.6                  $ 330.00
  December                     $ 12.00         2.5                      33.1                  $ 360.00
  Average Price Per Share      $ 11.67
  Average Dollar Cost
       of Shares Purchases     $ 10.88
  Cost of Lump-Sum
       Purchase in January     $ 15.00




      * This method of investing involves continous investment in a security regardless of fluctuating price levels and you should consider your financial ability to continue purchases through periods of low price levels. It won't assure a profit or protect you from loss in declining markets or against loss if you stop the program when the value of your account is less than the cost of the shares you bought.

      ** This hypothetical example does not represent the results of an installment purchase in America's Utility Fund. America's Utility Fund may perform better or worse than this example.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Management Discussion and Analysis
by John G. Davenport, CFA and Richard L. Rice, CFA,
Portfolio Managers




      Investors in medium to larger market capitalization stocks experienced another year of outstanding returns in 1998. Your America's Utility Fund provided a total return of 15.5% including capital appreciation and dividend income, slightly ahead of the 14.8% return of the Standard & Poor's Utility Index.* The broader, capitalization-weighted S&P 500 Composite** gained a remarkable 28.6% - a record-breaking achievement as the index was up 20%+ for four consecutive years. This return, however, is not representative of how the average stock in the S&P index performed last year. Simply averaging returns of the 500 individual stocks in the index produces a gain of about one-half that of the weighted index. By comparison, smaller capitalization stocks, in general, did not enjoy double-digit gains. In fact, the Russell 2000 index of smaller capitalization issues actually declined 2.6%.

      The widening performance disparity between the largest, most liquid stocks and smaller capitalization issues is an unhealthy trend last observed in the early 1970's when the "nifty fifty" phrase described the same anomaly. Valuation levels have reached similar extremes and evidence of speculative excesses can be easily observed, as seen in the mania surrounding internet-related stocks and stock split announcements. How long these frenzied trading patterns can persist is anybody's guess, but we can observe that the "nifty fifty" era of extremes was subsequently resolved through a market "correction".

      For a brief period during the third quarter of 1998 it appeared that the broad market had entered a "corrective phase" as the S&P 500 index declined 10% on emerging market concerns and potential repercussions of the near collapse of a large hedge fund. (America's Utility Fund gained 2.2% during the quarter). But the market decline was short-lived. Investors responded enthusiastically during the fourth quarter to the Federal Reserve's eased monetary policy, lower interest rates, continued strong economic growth and lower energy prices. The S&P 500 soared 21.3% during the period - the second strongest quarter in sixty years - fueled by mutual fund flows into the largest capitalization growth stocks.


Looking Ahead. . .

      In some respects we have entered the New Year in uncharted waters. The economy's unexpected resiliency has produced the longest peacetime expansion on record (it will enter its ninth year in April), providing the foundation for years of phenomenal stock market gains and positive consumer attitudes. At a time when many foreign economies are either slowing significantly or already in recession, the U.S. has become the global engine of growth - a condition that is inherently unsustainable. Excessive debt, which has financed over-capacity in some emerging and developed countries, still represents a significant impediment to smooth transactions to economic vitality and financial stability.

      Meanwhile, with investors basking in economic bliss, the potential for negative surprises could easily produce volatile market swings during the New Year and a re-assessment of what constitutes reasonable value. America's Utility Fund remains well-positioned in seasoned, good-quality utility and other undervalued stocks which would benefit from a constructive shift in investor preferences toward conservative investments.

February 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      *The S&P Utilities Index is one of the four broad sectors in the S&P 500 Index and includes all the utility stocks in the S&P 500 Index. It is a market-value weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value. This Index, calculated by Standard & Poor's, is a total return index with dividends reinvested. Investors may not invest in an index. The S&P Utilities Index is used as the benchmark for the performance of America's Utility Fund (AUF) because it is identified by the investment advisor as the index that most accurately reflects the management style and portfolio composition of AUF.

      **The Standard & Poor's Index (S&P 500) is an unmanaged, market-value-weighted index of 500 widely held domestic common stocks. An unmanaged index does not reflect expenses and may not correspond to the performance of a managed portfolio in which expenses are incurred. Investors cannot invest in the S&P Index.

      -The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000 Index and represents approximately 7% of the U.S. equity market capitalization. The Russell 3000 is composed of the 3,000 largest U.S. companies by market capitalization and represents approximately 98% of the U.S. market. The indexes are not adjusted for sales charges or other fees.

      While the portfolio managers will endeavor to manage the fund in accordance with the process described, there are no guarantees that they will be successful.

      This material must be preceded or accompanied by a current prospectus for America's Utility Fund, which contains complete information regarding fees, sales charges, and expenses. Please read it carefully before you invest or send money.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                    for the Periods Ended December 31, 1998

                    One Year            Since Inception (5/5/92)*
                     15.47%                       12.48%

               SEC current yield as of December 31, 1998 1.82%**

                                    [graph]


                       5/92     6/92      9/92      12/92      3/93        6/93      9/93      12/93      3/94       6/94      9/94
America's
 Utility Fund        10,000     10,170     10,892     11,190    12,235     12,642     13,198    12,679    11,290    10,728   11,141

S&P Utilities
 Index             9,985.40  10,121.50  10,918.85  11,194.63 12,402.49  12,696.41  13,585.54 12,811.28 11,753.12 11,750.47 11,805.80




                       12/94    3/95         6/95      9/95      12/95     3/96      6/96      9/96      12/96     3/97

America's
 Utility Fund           11,019    11,759     12,479     13,485    14,577    14,507    14,839   114,340    15,373     15,158

S&P Utilities Index  11,793.53 12,607.05  13,543.69  15,062.91 16,749.98 15,953.49 16,757.75 16,192.97 17,273.02  16,691.36



                       6/97             9/97      12/97     3/98        6/98       9/98      12/98

America's
 Utility Fund           16,149       16,737       18,957     20,521      19,950      20,390     21,889

S&P Utilities Index  17,671.54    18,519.96    21,530.67  22,740.52   23,015.81   24,081.15  24,710.23






      Past performance is not indicative of future performance. Your investment return and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

       * Reflects operation of America's Utility Fund from the date of inception 5/5/92 through 12/31/98.

      ** SEC current yield is calculated by dividing the net investment income per share for the 30 days ended 12/31/98 by the offering price per share on that date. The figure is then compounded and annualized.

     *** Represents a hypothetical investment of $10,000 in America's Utility
         Fund. Performance assumes the reinvestment of all dividends and distributions.

       - The S&P Utilities Index is one of four broad sectors in the S&P 500 Index and includes all the utility stocks in the S&P 500 Index. It is a market-value weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value. This Index, calculated by Standard & Poor's, is a total return index with dividends reinvested. Investors may not invest in an index. The S&P Utilities Index is used as the benchmark for the performance of America's Utility Fund (AUF) because it is identified by the investment advisor as the index that most accurately reflects the management style and portfolio composition of AUF.

      This material must be preceded or accompanied by a current Prospectus for America's Utility Fund, which contains complete information regarding fees, sales charges, and expenses. Please read it carefully before you invest or send money.

America's Utility Fund, Inc.
Portfolio of Investments
December 31, 1998





                                                        Market Value
  Shares              Common Stocks - 91.60%              (Note 2)
----------   ---------------------------------------   --------------
             Public Utility - Electric - 42.69%
 94,100      Allegheny Energy, Inc.                    $ 3,246,450
253,800      DPL, Inc.                                   5,488,425
 78,800      Duke Energy Corporation                     5,048,125
125,000      Eastern Utilities Associates Company        3,531,250
 82,000      Endesa S.A. *                               2,214,000
150,600      FirstEnergy Corporation                     4,903,912
 67,000      FPL Group, Inc.                             4,128,875
 73,810      Gener S.A.*                                 1,180,960
 77,600      GPU, Inc.                                   3,428,950
165,700      LG&E Energy Corporation                     4,691,381
 90,800      New Century Energies, Inc.                  4,426,500
120,600      NIPSCO Industries, Inc.                     3,670,762
150,800      Northern States Power Company               4,184,700
171,400      Potomac Electric Power Company              4,509,963
 89,700      SCANA Corporation                           2,892,825
161,500      Southern Company                            4,693,594
154,600      TECO Energy, Inc.                           4,357,788
156,700      Western Resources, Inc.                     5,210,275
                                                       -----------
                                                        71,808,735
                                                       -----------
             Public Utility - Natural Gas - 11.26%
 30,000      Consolidated Natural Gas Company            1,620,000
 74,000      Enron Corporation                           4,222,625
 93,000      KeySpan Energy Corporation                  2,883,000
 78,000      NICOR, Inc.                                 3,295,500
170,000      Questar Corporation                         3,293,750
142,710      Sempra Energy                               3,621,266
                                                       -----------
                                                        18,936,141
                                                       -----------
             Telecommunications - 22.09%
100,000      Ameritech Corporation                       6,337,500
112,800      Bell Atlantic Corporation                   6,408,450
 84,000      GTE Corporation                             5,664,750
 66,921      MCI WorldCom, Inc.                          4,801,582
124,000      SBC Communications, Inc.                    6,649,500
 49,600      Sprint Corporation                          4,172,600
 24,800      Sprint Corporation - PCS Group @              573,500
 18,916      Telefonica S.A.*                            2,560,740
                                                       -----------
                                                        37,168,622
                                                       -----------
             Non-Utility Securities - 15.56%
 32,300      BankAmerica Corporation                     1,942,037
 30,000      Bemis Company, Inc.                         1,138,125
 15,000      Bristol-Myers Squibb Company                2,007,187
 31,000      CarrAmerica Realty Corporation                744,000
 43,000      Colonial Properties Trust                   1,144,875
 24,000      Emerson Electric Company                    1,501,500
 29,800      Federal National Mortgage Association       2,205,200
 28,000      Highwoods Properties, Inc.                    721,000
 21,500      Johnson & Johnson                           1,803,313
 76,200      Liberty Property Trust                      1,876,425
 56,500      Mack-Cali Realty Corporation                1,744,437
 20,300      Mobil Corporation                           1,768,638
 54,000      Nationwide Health Properties, Inc.          1,164,375
 23,000      Realty Income Corporation                     572,125
 53,400      Sherwin-Williams Company                    1,568,625
108,600      Sysco Corporation                           2,979,713
 31,200      W. W. Grainger, Inc.                        1,298,700
                                                       -----------
                                                        26,180,275
                                                       -----------
             Total Common Stocks
             (cost $108,535,312)                       154,093,773
                                                       -----------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

America's Utility Fund, Inc.
Portfolio of Investments (continued)



  Shares or
  Principal                                                  Market Value
    Amount                                                     (Note 2)
-------------                                              ---------------
                Preferred Stock - 0.31%
    20,000      BankAmerica Trust (cost $500,000)          $    527,500
                                                           ------------
                Corporate Bonds - 4.25%
$2,000,000      Appalachian Power Company, 7.38%,
                8/15/02                                       2,033,496
 1,250,000      Duke Energy Corporation, 8.00%,
                11/01/99                                      1,276,685
 2,000,000      Texas Utilities Electric Company,
                8.25%, 4/01/04                                2,229,906
 1,500,000      Wisconsin Public Service, 7.30%,
                10/01/02                                      1,607,705
                                                           ------------
                Total Corporate Bonds
                (cost $6,947,630)                             7,147,792
                                                           ------------
                Repurchase Agreement - 3.63%
 6,098,001      Goldman Sachs & Company Dated
                12/31/98, 5.08%, due 1/04/99,
                collateralized by $6,059,676 Federal
                National Mortgage Association,
                7.50%, 11/01/13, market value
                $6,233,891 (cost $6,098,001)                  6,098,001
                                                           ------------
                Total Investments - 99.79%
                (cost $122,080,943)                         167,867,066
                Other Assets less Liabilities - 0.21%           361,461
                                                           ------------
                Net Assets - 100.00%                       $168,228,527
                                                           ============

* American Depository Receipt.

@ Non-income producing


Investment Transactions
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $17,044,935 and $26,475,385, respectively.


Income Tax Information
At December 31, 1998, the aggregated cost of investment securities for federal income tax purposes was $122,080,943. Net unrealized appreciation aggregated $45,786,123, of which $47,395,191, related to appreciated investment securities and $1,609,068, related to depreciated investment securities.


See notes to financial statements.


Statement of Assets and Liabilities
December 31, 1998



Assets
Investments, at market value
  (cost $122,080,943) (Note 2)                      $ 167,867,066
Collateral for securities loaned (Note 2)              9,399,808
Receivables
  Fund shares sold                                        21,913
  Dividends and interest                                 532,333
                                                    -------------
     Total assets                                    177,821,120
                                                    -------------
Liabilities
Payables
  Securities loaned (Note 2)                           9,399,808
  Fund shares redeemed                                    16,941
Accrued expenses and other liabilities                   175,844
                                                    -------------
     Total liabilities                                 9,592,593
                                                    -------------
Net Assets                                          $ 168,228,527
                                                    =============
Net Assets represented by:
Additional paid-in capital                          $ 121,286,074
Accumulated undistributed net investment income            5,418
Accumulated net realized gain on investment
  transactions                                         1,150,912
Net unrealized appreciation of investments            45,786,123
                                                    -------------
  Net Assets                                        $168,228,527
                                                    =============
Net Asset Value per Share                           $      31.12
                                                    =============
Shares Outstanding                                     5,405,255

See notes to financial statements.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

America's Utility Fund, Inc.
Statement of Operations
For the Year Ended December 31, 1998



Investment income
  Dividends                                                 $ 5,528,460
  Interest                                                      785,187
                                                            -----------
     Total investment income                                  6,313,647
                                                            -----------
Expenses
  Administrative fee (Note 3)                                   619,122
  Transfer agent fee                                            442,614
  Management fee (Note 3)                                       401,554
  Shareholder service fee (Note 3)                              392,568
  Shareholder reports and postage expenses                      111,790
  Legal fees                                                     30,833
  Custodian and accounting fees                                  27,903
  Registration expenses                                          21,139
  Directors' fees and expenses                                    4,426
  Audit fees                                                      3,824
  Miscellaneous                                                   5,082
                                                            -----------
     Total expenses                                           2,060,855
                                                            -----------
Net investment income                                         4,252,792
                                                            -----------
Realized and unrealized gain on investments
  Net realized gain on investments (Note 2)                   7,218,482
  Change in unrealized appreciation on investments           11,651,258
                                                            -----------
  Net gain on investments                                    18,869,740
                                                            -----------
  Net increase in net assets resulting from operations      $23,122,532
                                                            ===========

See notes to financial statements.


Statements of Changes in Net Assets
For the Years Ended December 31,



                                               1998               1997
                                         ----------------   ----------------
Net Increase in Net Assets
Operations
  Net investment income                   $   4,252,792      $   4,921,978
  Net realized gain on investments            7,218,482          5,451,642
  Change in unrealized appreciation
     on investments                          11,651,258         20,063,982
                                          -------------      -------------
Increase in net assets resulting from
  operations                                 23,122,532         30,437,602
                                          -------------      -------------
Distributions to Shareholders
  From net investment income                 (4,247,374)        (5,168,432)
  From net realized gain on
     investments                             (7,764,700)        (4,139,573)
                                          -------------      -------------
     Total distributions to
       shareholders                         (12,012,074)        (9,308,005)
                                          -------------      -------------
Capital Share Transactions
  (Note 4)
  Proceeds from sale of shares               10,490,427         12,123,469
  Reinvested distributions                   11,341,961          8,532,056
  Shares redeemed                           (21,767,705)       (29,147,694)
                                          -------------      -------------
     Net change in net assets
       resulting from capital share
       transactions                              64,683         (8,492,169)
                                          -------------      -------------
Total increase in net assets                 11,175,141         12,637,428
Net Assets
  Beginning of year                         157,053,386        144,415,958
                                          -------------      -------------
  End of year (including
     accumulated undistributed net
     investment income of $5,418
     and $0, respectively)                $ 168,228,527      $ 157,053,386
                                          =============      =============

See notes to financial statements.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Financial Highlights
Year Ended December 31,



                                                               1998         1997         1996         1995         1994
                                                           ------------ ------------ ------------ ------------ ------------
Per Share Operating Performance
Net asset value, beginning of year                          $  29.03     $  25.07     $  24.72     $  19.50      $  23.54
                                                            --------     --------     --------     --------      --------
Income from investment operations
 Net investment income                                          0.76         0.92         0.98         0.96          0.96
 Net realized and unrealized gain (loss) on investments         3.65         4.79         0.33         5.22         (4.04)
                                                            --------     --------     --------     --------      --------
  Total from investment operations                              4.41         5.71         1.31         6.18         (3.08)
                                                            --------     --------     --------     --------      --------
Less distributions
 From net investment income                                     (0.76)      (0.96)       (0.96)       (0.96)        (0.96)
 From net realized capital gains                                (1.56)      (0.79)           -            -             -
                                                            ---------    ---------    ---------    ---------     --------
  Total distributions                                          (2.32)       (1.75)       (0.96)       (0.96)        (0.96)
                                                            ---------    ---------    ---------    ---------     --------
Net asset value, end of year                                $  31.12     $  29.03     $  25.07     $  24.72      $  19.50
                                                            =========    =========    =========    =========     ========
Total Return*                                                   15.47%       23.31%        5.46%       32.30%     (13.10%)
Ratios / Supplemental Data
Net assets, end of year (in millions)                       $ 168.23     $ 157.05     $ 144.42     $ 162.83      $ 125.01
Ratio of expenses to average net assets                          1.31%        1.21%        1.27%        1.21%        1.21%
Ratio of expenses to average net assets excluding waiver         1.31%        1.30%        1.36%        1.34%        1.33%
Ratio of net investment income to average net assets             2.71%        3.46%        3.90%        4.40%        4.66%
Portfolio turnover rate                                         11.22%       26.47%       24.05%       27.77%       28.85%

* Total return does not include sales commissions and is not annualized.


See notes to financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

America's Utility Fund, Inc.
Notes to Financial Statements
December 31, 1998

Note 1: Organization

America's Utility Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as a Maryland corporation on January 28, 1992. On February 14, 1992 (initial investment date), the Fund sold 500,000 shares of common stock to Dominion Resources, Inc., for $10,000,000. The Fund commenced sales to the public on May 5, 1992.

The Fund's investment objective is to seek current income and moderate capital growth by investing primarily in securities issued by utility companies. The Fund's investments in utility companies may include equity securities, (common and preferred stocks) and debt securities.

Note 2: Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Fund.

(a) Security Valuations. Investments in securities traded on a national securities exchange and over-the-counter securities quoted on the NASDAQ National Market System are valued at the last reported sales price or, lacking any sales, at the last available current bid price. Securities traded in the over-the-counter market, other than those quoted on the NASDAQ National Market System, are valued at the last available bid price. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures approved by the Board of Directors.

(b) Repurchase Agreements. It is the policy of the Fund to require that repurchase agreement investments be fully collateralized at all times. Procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's advisor to be creditworthy pursuant to guidelines established by the Fund's Board of Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

(c) Federal Income Taxes. No provision for federal income taxes has been made since it is the Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

(d) Distributions. Distributions from net investment income are declared and paid quarterly. Distributions of capital gains, if any, are made annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(e) Dividends. Dividends to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions of capital gains, if any, are made annually.

(f) Security Transactions. The Fund records security transactions on the trade date. Gains and losses on securities sold are determined on the first-in, first-out (FIFO) method. Dividends to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(g) Investment Income. Dividend income is recognized on the ex-dividend date. Interest income is recognized daily on an accrual basis and includes amortization of premiums and discounts.

(h) Portfolio Securities Loaned. The Fund is authorized by the Board of Directors to participate in securities lending transactions.

The Fund may receive fees for participating in securities lending transactions. During the period that a security is out on loan, the Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in an amount at least equal to, at all times, the fair value of the securities loaned plus interest. When cash is received as collateral, the Fund records an asset and obligation for the market value of that collateral. Cash received as collateral may be reinvested, in which case that security is recorded as an asset of the Fund. Variations in the market value of the securities loaned occurring during the term of the loan are reflected in the value of the Fund.

At December 31, 1998, the Fund had loaned securities to brokers which were collateralized by cash. Income from securities lending activities amounted to $31,362 for the year ended December 31, 1998. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At December 31, 1998, the market value of the securities on loan and the related cash collateral were $9,182,989 and $9,399,808, respectively.

Note 3: Administrative Services Fees and Other Transactions with Affiliates

Mentor Investment Advisors, LLC ("Mentor Advisors") serves as investment manager to the Fund under an Investment Advisory Agreement. Pursuant to this Agreement, Mentor Advisors receives for its services an annual investment management fee expressed as a percentage of the average daily net assets of the Fund as follows: 0.75% of the first $5 million of average daily net assets, 0.50% of the next $5 million, 0.25% of the next $90 million, 0.20% of the next $100 million, 0.15% of the next $100 million and 0.10% of the average daily net assets in excess of $300 million. Mentor Advisors is a wholly owned subsidiary of Mentor Investment


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Group, LLC, ("Mentor") which is in turn a partially owned subsidiary of Wheat First Union. EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.

Mentor provides administrative personnel and services to the Fund under an Administrative Services Agreement. Pursuant to the Agreement, the Fund pays Mentor a fee at the annual rate of 0.65% of the Fund's average daily net assets, less the amount of any management fees paid to Mentor Advisors pursuant to the Investment Advisory Agreement.

The Fund entered into a Shareholder Services Agreement with Mentor, pursuant to which Mentor, itself, through other financial institutions, provides shareholder support services to the Fund and its shareholders. The Fund paid fees to Mentor under that agreement at an annual rate of 0.25% of the Fund's average daily net assets.

Note 4: Capital Share Transactions

As of December 31, 1998 there were 500,000,000 shares of $0.0001 par value capital stock authorized. Transactions in Fund shares were as follows:



                                    Year Ended       Year Ended
                                     12/31/98         12/31/97
                                   ------------   ---------------
Shares sold                         350,374          468,044
Shares issued upon reinvestment
  of dividends                      369,078          310,707
Shares redeemed                    (724,206)      (1,129,220)
                                   --------       ----------
                                     (4,754)        (350,469)
                                   ========       ==========

Year 2000 (unaudited)

The Fund receives services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after the Year 1999 because of the inability of computer software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.

Federal Tax Status of Dividends Declared (unaudited)

Of the ordinary income distributions paid during the year ended December 31, 1998, the Fund is designating 100% as eligible for the dividends-received exclusion for corporations. Long-term capital gain dividends paid during the period are presented below. For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income. The percentage of qualifying dividends eligible for the corporate dividends received deduction are also listed below.



Total Long-Term                        Qualifying Dividends
Capital Gain Dividends  $4,952,065             100%


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Independent Auditors' Report
The Board of Directors and Shareholders
America's Utility Fund, Inc.


      We have audited the accompanying statement of assets and liabilities of America's Utility Fund, Inc., including the portfolio of investments, as of December 31, 1998, and the related statements of operations for the year then ended, changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended December 31, 1996 were audited by other auditors whose report dated February 4, 1997 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of America's Utility Fund, Inc. as of December 31, 1998, the results of its operations, changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with generally accepted accounting principles.



/s/ KPMG Peat Marwick LLP


Boston, Massachusetts
February 12, 1999



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------

                                                Evergreen


                                               Growth and

                                              Income Funds
July 31, 1998

Annual Report

-------------------------------------------------------------------------------


                                                [PICTURE APPEARS HERE]

     [LOGO OF EVERGREEN FUNDS APPEARS HERE]


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders..................................................     1

Evergreen Blue Chip Fund
 Fund at a Glance.......................................................     2
 Portfolio Manager Interview............................................     3

Evergreen Growth and Income Fund
 Fund at a Glance.......................................................     6
 Portfolio Manager Interview............................................     7

Evergreen Income and Growth Fund
 Fund at a Glance.......................................................    10
 Portfolio Manager Interview............................................    11

Evergreen Small Cap Equity Income Fund
 Fund at a Glance.......................................................    14
 Portfolio Manager Interview............................................    15

Evergreen Utility Fund
 Fund at a Glance.......................................................    19
 Portfolio Manager Interview............................................    20

Evergreen Value Fund
 Fund at a Glance.......................................................    22
 Portfolio Manager Interview............................................    23

Evergreen Fund for Total Return
 Fund at a Glance.......................................................    26
 Portfolio Manager Interview............................................    27

Financial Highlights
 Evergreen Blue Chip Fund...............................................    30
 Evergreen Growth and Income Fund.......................................    32
 Evergreen Income and Growth Fund.......................................    34
 Evergreen Small Cap Equity Income Fund.................................    36
 Evergreen Utility Fund.................................................    38
 Evergreen Value Fund...................................................    40
 Evergreen Fund for Total Return........................................    42

Schedule of Investments
 Evergreen Blue Chip Fund...............................................    44
 Evergreen Growth and Income Fund.......................................    46
 Evergreen Income and Growth Fund.......................................    51
 Evergreen Small Cap Equity Income Fund.................................    54
 Evergreen Utility Fund.................................................    58
 Evergreen Value Fund...................................................    60
 Evergreen Fund for Total Return........................................    62

Statements of Assets and Liabilities....................................    64

Statements of Operations................................................    65

Statements of Changes in Net Assets.....................................    67

Combined Notes to Financial
 Statements.............................................................    70

Independent Auditors Reports............................................    81

Additional Information..................................................    83


-------------------------------------------------------------------------------
                                 Evergreen Funds
-------------------------------------------------------------------------------

 Evergreen Funds is one of the nations fastest growing investment companies with approximately $50 billion in assets under management.

 With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

 The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

 ------------------------------------------------------------------------------

 This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

               -----------------------------------------------------------------
  Mutual Funds: ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed
               -----------------------------------------------------------------

                           Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                September 1998



                  [PICTURE OF WILLIAM M. ENNIS APPEARS HERE]

                               William M. Ennis
                               Managing Director


Dear Shareholders:


The following report covers the Evergreen Growth and Income Funds for the fiscal year ended July 31, 1998.

Market Review

At the writing of this report -- after the fiscal period ended July 31, 1998 -- the markets have experienced increased volatility, mainly due to financial and currency crises in the Asian and Russian economies. We encourage investors to remain focused on their long-term goals, and to keep short-term volatility in perspective.

Although no one can accurately predict either the timing or the degree, one thing is certain: the stock market will continue to experience ups and downs. At this time, we still believe the domestic economy is strong with low inflation, low unemployment and moderate, yet sustainable growth. We are confident that the opportunity remains to participate in the continued, dynamic growth of both U.S. and international companies.

Cost Savings

In an effort to achieve efficiencies and cost savings, we have changed the way we mail your funds' information. Wherever possible, we are trying to combine your funds' required mailings so you only receive one per household, based on the registration last name and exact address./1/ This reduces the mailing costs, not to mention the amount of paper needed to print, which in turn benefits your funds by reducing overall expenses. If you prefer to receive separate copies of reports and prospectuses for each registered shareholder in your household, please notify us by calling the number on your statement and we will adjust our records accordingly.

Evergreen Service

Evergreen remains committed to providing investment choices which match a range of investment objectives, as well as clear and accurate information on all the Evergreen Funds. We recommend you consult with your financial advisor to evaluate your asset allocation and ensure you are on target with your investment time horizon. If you have any questions or need additional information, please contact one of our service representatives at 800.343.2898. We will be happy to assist you.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds



/1/ If you purchased your shares through a financial representative, we may not be able to consolidate your mailings by last name and address, because that institution controls the mailings.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Blue Chip Fund
--------------------------------------------------------------------------------

                     Fund at a Glance as of July 31, 1998


We continued to emphasize the larger-capitalization, blue chip, high-quality U.S. corporations that are the hallmark of the Fund's investment style.



                                  Portfolio
                                  Management
                           ------------------------

                  [PICTURE OF JUDITH A. WARNERS APPEARS HERE]

                               Judith A. Warners
                             Tenure: January, 1995


CURRENT INVESTMENT STYLE/1/

                           [STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                           Performance and Returns*
 -------------------------------------------------------------------------------

                                                  Class A    Class B    Class C
Inception Date                                    1/20/98    9/11/35    1/22/98
 ................................................................................
Average Annual Returns
 ................................................................................
One year with sales charge                             --      10.14%        --
 ................................................................................
One year w/o sales charge                              --      14.99%        --
 ................................................................................
3 years                                                --      23.45%        --
 ................................................................................
5 years                                                --      17.29%        --
 ................................................................................
10 years                                               --      14.35%        --
 ................................................................................
Since Inception                                      6.00%      9.04%      8.80%
 ................................................................................
Maximum Sales Charge                                 4.75%      5.00%      1.00%
                                                Front End       CDSC       CDSC
 ................................................................................
12-month income dividends per share                 $0.06      $0.08      $0.02
 ................................................................................
12-month capital gain distributions per share          --      $4.96         --
 ................................................................................

 *  Adjusted for maximum sales charge

    Note: Class A and C shares were introduced in January 1998, and did not have average annual returns to quote at this time. Cumulative returns since inception are provided.


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

 Date             Class B            S & P 500 Index             CPI

Jul-88            10,000                 10,000                 10,000
Jul-89            12,742                 13,193                 10,498
Jul-90            13,533                 14,051                 11,004
Jul-91            14,980                 15,844                 11,494
Jul-92            15,889                 17,870                 11,857
Jul-93            17,063                 19,430                 12,186
Jul-94            17,244                 20,433                 12,523
Jul-95            19,998                 25,768                 12,869
Jul-96            22,824                 30,037                 13,245
Jul-97            33,238                 45,698                 13,544
Jul-98            38,218                 54,510                 13,772



Comparison of change in value of a $10,000 investment in Evergreen Blue Chip Fund Class B, the Standard and Poor's 500 Index (S&P 500), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Blue Chip Fund
--------------------------------------------------------------------------------

                        Portfolio Management Interview

--------------------------------------------------------------------------------
How did the Fund perform?
--------------------------------------------------------------------------------

The Fund performed well relative to similar funds, while trailing the overall Standard & Poor's 500 Index, which was dominated by a few large companies. For the 12 months ended on July 31, 1998, the Evergreen Blue Chip Fund's Class B shares had a total return of 14.99%, unadjusted for applicable sales charges. During the same 12-month period, the benchmark S&P 500 Index had a return of 19.29%, while Growth and Income Funds on average returned 11.37%, as measured by Lipper Analytical Services, Inc., an independent monitor of mutual fund performance.


                                  Portfolio
                               Characteristics
                               ---------------
                         (as of 7/31/98 unless noted)

Total Net Assets                                                   $403,408,065
 ...............................................................................
Number of Holdings                                                           86
 ...............................................................................
P/E Ratio*                                                                22.1x
 ...............................................................................
Beta*                                                                      0.96
 ...............................................................................
*as of 6/30/98


--------------------------------------------------------------------------------
What was the investment
environment like during the year?
--------------------------------------------------------------------------------

The overall market, as reflected in the popular indexes such as the S&P 500, moved upward. Interim volatility and periods of relatively flat performance -- when the market moved more sideways than up or down -- punctuated this general trend, however. As the year progressed, market index performance became more and more dominated by the very strong returns of a relatively few stocks. We characterize this period as a standoff between two conflicting influences. On the one hand, there was fear that economic growth in the United States might become so strong that the Federal Reserve Board would act to thwart inflation by raising short-term interest rates. On the other hand, there was the anticipated fear of the impact that the Asian economic crisis might have on the earnings of U.S. corporations. In addition, there also was concern about the credibility of the U.S. political leadership. It seems the concern about Asia was put aside as the strength of the domestic economy, combined with strong demand from Europe, helped sustain strong earnings by U.S. multi-national corporations.

The narrowing of market leadership -- to a band of a relatively few companies -- became a progressively more dominant trend as the year progressed. We also have witnessed a rotating correction for several months, as the market values of different stocks have dipped. While the overall indexes may have shown positive results, the stock valuations of a large proportion of publicly traded companies actually fell. For example, a Merrill Lynch study indicates that as of mid-August, the stock prices of approximately 70% of New York Stock Exchange companies actually fell by 20% or more from their highs, and 47% fell by 30% or more after their highs.

In this environment, the best investment returns tended to come from a relatively few companies. While they represented a variety of different industries, they tended to be high-quality, high-visibility companies that often were leaders of their markets or niches. In the Evergreen Blue Chip Fund's portfolio, for example, the leading contributors to performance during the 12-month period included General Electric, Pfizer, Microsoft, Ford Motor Company and Home Depot. Other performance leaders included companies that were re-structuring or acquiring new businesses. The list included Viacom, in the entertainment industry, and Tyco International, a diversified company.

--------------------------------------------------------------------------------
Within this environment, what were your principal investment themes or strategies?
--------------------------------------------------------------------------------

We continued to emphasize the larger-capitalization, blue chip, high-quality U.S. corporations that are the hallmark of the Fund's investment style. We also

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Blue Chip Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview


included a sprinkling of higher quality mid-cap growth companies. An excellent example would be Royal Caribbean Cruises Ltd., which was one of the top contributors to performance during the 12 months.

At the end of the fiscal year, about 70% of net assets were invested in the large-cap, U.S. companies, with about 15% invested in mid-cap stocks. Within this general framework, we sometimes trimmed back the holdings of companies after their prices had risen dramatically, even buying them back opportunistically if they became more attractive again after a price correction.

As a by-product of our concern about volatility and high valuations of many stocks, the cash and cash-equivalent weighting of the Fund rose from 4% to 13.3% of net assets during the year. Most of that increase came in the final two months of the fiscal year as we became increasingly concerned about the impact both of the Asian currency crisis and of questions about political leadership in Washington. This relatively high cash level is not necessarily permanent, however. We may re-invest proceeds opportunistically as we see attractive valuations and if the stock market shows signs of stabilizing.


                              Top 5 Industries
                              ----------------
                       (as a percentage of net assets)

Finance & Insurance and Banks                                           18.5%
 ..............................................................................
Healthcare Products & Services                                          13.1%
 ..............................................................................
Information Services & Technology                                       10.2%
 ..............................................................................
Oil / Energy                                                            8.1%
 ..............................................................................
Retailing & Wholesale                                                   6.0%
 ..............................................................................


--------------------------------------------------------------------------------
What sectors, or industries, did you emphasize?
--------------------------------------------------------------------------------

The greatest emphasis was in financial services, technology, health care -- including pharmaceuticals -- and consumer staples, such as beverages and household products.

Financial services accounted for about 19% of net assets on July 31, despite being trimmed back somewhat during the final months of the fiscal year. Among the holdings that we have reduced are some large, regional banks as the consolidation trend in the industry appeared to move from the regional banks toward mergers-of-equals among very large institutions. For example, the largest financial services positions at the end of the fiscal year, were American International Group, a global leader in finance, and Travelers Group, Inc., which has announced a pending merger with Citicorp. One of the major contributors to performance during the year, particularly in the last six months, was Morgan Stanley-Dean Witter, another company that is benefiting from merging and gaining additional cross-selling opportunities. We also have been interested in investing in financial companies that are leaders in their niches, including the Federal National Mortgage Association (Fannie Mae) and Associates First Capital, a leading consumer lender that is a spin-off of Ford Motor Co.

Technology accounted for about 10% of net assets on July 31. We have not invested broadly in technology, but have owned the stocks of major industry leaders, including IBM, Intel and Microsoft. In addition, we have owned leaders in specific market segments, including Sun Microsystems, Gateway Computers, and EMC, a leader in disc storage. We also have tried to take advantage of emerging opportunities caused by changes in telecommunications systems and technologies and the building of integrated communications networks throughout the world. Among our significant holdings are WorldCom and Cisco Systems, both of which have been strong contributors to performance.

Healthcare, including pharmaceuticals, accounted for about 13% of net assets at the end of the fiscal year, even though it was slightly down from a year earlier

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Blue Chip Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview

because we have taken profits from some successful holdings. Longer term, we see strong opportunities in the pharmaceutical industry because of the steady flow of interesting new products and the strong demand caused by the aging of the population. This industry also continues to consolidate, as illustrated by the pending merger of American Home Products Corp., a major holding of the Fund, and Monsanto.

Consumer staples, including beverages and consumer products, accounted for about 12% of assets as of July 31. While this is not an over-weighting, it continues to be well-represented as domestically oriented consumer companies continue to produce attractive earnings.


                                    Top 10
                                Equity Holdings
                                ---------------
                         (as a percentage of net assets)
                         -------------------------------

General Electric Co.                                                    3.3%
 ..............................................................................
Microsoft Corp.                                                         2.8%
 ..............................................................................
American Home Products Corp.                                            2.2%
 ..............................................................................
Texaco, Inc.                                                            2.1%
 ..............................................................................
British Petroleum Plc, ADR                                              1.8%
 ..............................................................................
Coca Cola Co.                                                           1.8%
 ..............................................................................
Merck & Co., Inc.                                                       1.8%
 ..............................................................................
Wal-Mart Stores, Inc.                                                   1.7%
 ..............................................................................
Bristol-Myers Squibb Co.                                                1.6%
 ..............................................................................
Travelers Group, Inc.                                                   1.6%
 ..............................................................................


--------------------------------------------------------------------------------
What areas have been disappointing?
--------------------------------------------------------------------------------

Real estate investment trusts, or REITs, have been a disappointment and we have reduced our holdings substantially, from about 5% of net assets to about 1%. The market performance of this industry has slumped as investors favored stable growth companies over yield-oriented companies. There also has been concern about possible over-building in commercial real estate.

Other disappointments include Analog Devices, a semiconductor company that has been hurt by the Asian crisis, and Cendant, a consumer services company that has encountered questions about the reliability of its reported earnings. We have eliminated our positions in both companies entirely. Philip Morris also has been disappointing, primarily because of the tobacco controversy.

--------------------------------------------------------------------------------
What is your outlook?
--------------------------------------------------------------------------------

We expect continued volatility in the market.   In this environment, we plan to
maintain our concentration on fundamental analysis and individual company stock picking. We expect to emphasize global leaders that understand how to manage in periods of volatility, both in their businesses and in the stock market. We also will look for leaders in specific market niches and undervalued businesses.

Given the unsettled market, our emphasis on fundamental research and individual stock selection should help us find attractively priced opportunities created by the market volatility and the possibility of over-corrections. In addition, while we have generally avoided investments in basic materials, we have added opportunistically to our holdings in the oil industry, which we believe should ultimately rebound from its recent difficulties.

We have the flexibility to become more defensive if we believe conditions are worsening, and we also have the ability to increase our weightings in medium-sized companies should market leadership start changing. The Fund's primary emphasis, however, should remain with the leading large-capitalization companies. We believe their quality and liquidity should continue to support performance in an uncertain period.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Growth and Income fund
--------------------------------------------------------------------------------

                     Fund at a Glance as of July 31, 1998


With the sharp decline in the stock market at quarter end, cash reserves began to be employed in purchasing quality companies with above-average growth prospects.


                                  Portfolio
                                  Management
                          --------------------------

                  [PICTURE OF STEPHEN A. LIEBER APPEARS HERE]

                              Stephen A. Lieber
                              Tenure: July 1997

                   [PICTURE OF GARY R. BUESSER APPEARS HERE]

                             Gary R. Buesser, CFA
                              Tenure:  July 1997


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                           [STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           Performance and Returns*
--------------------------------------------------------------------------------


                                        Class A   Class B    Class C    Class Y
Inception Date                           1/3/95    1/3/95    1/3/95    10/15/86
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                   5.97%     5.44%     9.47%      n/a
 ................................................................................
1 year w/o sales charge                   11.26%    10.44%    10.47%    11.56%
 ................................................................................
3 years                                   19.52%    19.93%    20.64%    21.81%
 ................................................................................
5 years                                      --        --        --     19.25%
 ................................................................................
10 years                                     --        --        --     16.75%
 ................................................................................
Since Inception                           23.25%    23.57%    24.08%    15.24%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%      n/a
                                      Front End      CDSC      CDSC
 ................................................................................
12-month income dividends
per share                                 $0.13        --        --     $0.20
 ................................................................................
12-month capital gain
distributions per share                   $1.01     $1.01     $1.01     $1.01
 ................................................................................

  *   Adjusted for maximum applicable sales charge

-------------------------------------------------------------------------------
                               LONG TERM GROWTH
-------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                         S&P 400        Lipper Growth &
Date      Class A     S&P 500 Index   Mid-Cap Index    Income Fund Average     CPI
1/3/95      9,525         10,000          10,000              10,000          10,000
Jul-95     11,787         12,420          12,359              12,076          10,187
Jul-96     13,529         14,478          13,321              13,781          10,485
Jul-97     18,992         22,026          19,359              19,843          10,721
Jul-98     21,130         26,273          23,015              22,139          10,902

Comparison of change in value of a $10,000 investment in Evergreen Growth and Income Fund Class A, the Standard & Poor's 500 Index (S&P 500), the Standard and Poor's 400 Mid-Cap Index (S&P 400), the Lipper Growth & Income Funds Average (LGIFA), and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index, the S&P 400 Index, and the Lipper Growth & Income Funds Average are unmanaged market indexes and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Growth and Income fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview

--------------------------------------------------------------------------------
What was the investment performance in the fiscal year?
--------------------------------------------------------------------------------

The Evergreen Growth and Income Fund Class A, B, C, and Y shares returned 11.26%, 10.44%, 10.47%, and 11.56% respectively, for the fiscal year ended July
31. These returns are unadjusted for applicable sales charges. The performance reflected a reversal in the fourth quarter of the fiscal year after significant gains in the first three quarters. The Fund's Class Y shares exceeded the 11.21% performance of the S&P 400 Mid-Cap Index, and even in the weak fourth quarter of the fiscal year, outperformed the S&P 400 Mid-Cap Index by 0.95%.1 The Fund held an above-average cash position (approximately 20% of assets) during much of the fiscal year, because we judged that market segments were overvalued, and together with international economic volatility, might provide attractive purchase opportunities. With the sharp decline in the stock market at quarter end, cash reserves began to be employed in purchasing quality companies with above-average growth prospects.


                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/98 unless noted)

Total Net Assets                                                $2,147,320,878
 ................................................................................
Number of Holdings                                                         282
 ................................................................................
P/E Ratio*                                                               21.9x
 ................................................................................
Beta*                                                                     0.91
 ................................................................................
*as of 6/30/98


--------------------------------------------------------------------------------
What drove the Fund's performance?
--------------------------------------------------------------------------------

Considering the cautious cash position, the invested portfolio demonstrated strong performance. The leadership in performance came from a diverse group of companies, with the strongest in the broadcasting and communication fields, where we had established positions earlier with the expectation of significant benefits from both deregulation and growth. Six of the top ten performers in the Fund were in this category, four of which had gains of over 100% in the fiscal year; Mediaone Group, Inc., Chancellor Media Corp., Young Broadcasting Inc., Class A, and Century Telephone Enterprises, Inc. Pharmaceutical commitments also provided a group of performance leaders: Pfizer, Inc., +83.2%; Schering-Plough Corp., +76.5%; and Warner-Lambert Co., +73.7%.

Many issues added to the portfolio during the fiscal year provided outstanding gains. These gains were led by +105.2% in the shares of Lowe's Companies, Inc.; +98.8% in the shares of Warner-Lambert Co.; +96.6% in the shares of Kansas City Southern Industries, Inc.; and +67.9% in the shares of Home Depot, Inc. These top four led a group of 25 purchases which provided gains of 30% or more.


                                    Top 10
                                Equity Holdings
                                ---------------
                        (as a percentage of net assets)


McKesson Corp.                                                          1.5%
 ................................................................................
Webster Financial Corp.                                                 1.5%
 ................................................................................
Kansas City Southern Industries, Inc.                                   1.4%
 ................................................................................
Lincare Holdings, Inc.                                                  1.2%
 ................................................................................
Jacor Communications, Inc.                                              1.2%
 ................................................................................
Time Warner, Inc.                                                       1.1%
 ................................................................................
Schering-Plough Corp.                                                   1.0%
 ................................................................................
Pittston Brink's Group                                                  1.0%
 ................................................................................
Policy Management Systems Corp.                                         1.0%
 ................................................................................
Burlington Northern Santa Fe                                            1.0%
 ................................................................................


Several major gains were the result of merger and acquisition offers for our holdings. Evergreen Media Corp. was acquired by Chancellor Media Corp., and provided a +109.4% return to the Fund in the fiscal year, and Carson Pirie Scott & Co. was acquired by


/1/ The Fund will be using the S&P 400 Mid-Cap Index as a benchmark going forward. Previously, the Fund was compared to the S&P 500 which is a large cap index. The Fund invests in stocks of predominantly small to mid-sized companies and, therefore, the S&P 400 Mid-Cap Index is more appropriate.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Growth and Income Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview


Proffitt's, Inc., with a +72.3% increase. A total of 22 companies in the portfolio either completed mergers or acquisitions, or had them pending at the end of the fiscal year. The financial group represented the largest number of these transactions; the pending SunTrust Banks, Inc. bid for Crestar Financial Corp. provided a +230.3% gain from the acquisition price in 1996; Central Fidelity Banks, Inc. acquisition, a +183.4% gain; Life Bancorp, Inc., a +44.5% gain; Life Re Corp., a +57.3% gain; and Firstar Corp., a +33.2% gain (the latter two are pending transactions). We view merger and acquisition offers for Fund holdings as a validation of our original analysis of them as undervalued issues. The results of the fiscal year sustained this thesis, with the range of acquisitions across ten industries suggesting that a continued broad analytical search for undervaluation is an appropriate long-term strategy for the Fund.


--------------------------------------------------------------------------------
Where were the disappointments in the fiscal year?
--------------------------------------------------------------------------------

The major disappointments were among smaller companies, especially those negatively impacted by the technology market slowdown, or temporary adversities caused by the Asian financial crisis. Illustratively, we had sold almost half of the Fund's position in specialty electronic components manufacturer, Unitrode Corp., early in the fiscal year, with a profit of over 128.8%. We held the balance with a view toward a longer term optimism, holding a much reduced position. Nonetheless, with a slow-down in the electronics components industry by fiscal year-end, the stock had declined 56.1%. In the case of other issues, such as KLA-Tencor Corp., we had similarly realized major gains (+115.0%), and then replaced the position at much lower prices. By year-end, however, even the low price purchases had declined in value by 20.1%. Among larger companies, our largest decline was in the shares of Union Pacific Corp., 40.4%. We considerably enlarged the position in this leading railroad system when the stock fell in value due to the problems of congestion involving the complexities of integrating the newly acquired Southern Pacific Rail Corp. We believe Union Pacific's railroad system will recover its previous high earnings power when it overcomes its short-term problems.



                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)


Healthcare Products & Services                                          11.4%
 ................................................................................
Banks                                                                   9.1%
 ................................................................................
Industrial Specialty Products & Services                                6.8%
 ................................................................................
Finance & Insurance                                                     6.3%
 ................................................................................
Publishing, Broadcasting & Entertainment                                4.6%
 ................................................................................


The top performing groups for the fiscal year were Communications Systems and Services, +91.1%; Food & Beverage Products, +47.8%; Electric Utilities, +34.6%; Retail & Wholesale, +33.8%; Telecommunications Services and Equipment, +33.0%; and Health Care Products and Services, +31.6%. The weakest performers were: Oil Field Services, down 42.5%, and Information Services and Technology, down 24.6%. The decline in energy prices toward the end of the fiscal year was a source of adverse stock performance. The Fund's oil field service company holdings are concentrated in areas we believe will not be as negatively impacted as the industry, on average. Our concentration is on deep water drilling companies, where the very large scale of equipment mitigates against an excess supply forcing down capacity utilization and day rates.


--------------------------------------------------------------------------------
How is the Fund positioned for the new fiscal year?
--------------------------------------------------------------------------------

Anticipating the volatility and the probability of price declines, the Fund has held a substantial portion of its assets in short-term cash equivalents. This has given management the opportunity to utilize this sizable balance for the careful purchase of undervalued securities in periods of market weakness. As the stock market deteriorated toward the end of the fiscal year

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Growth and Income Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


and into August, we have been actively increasing stock investments. The deterioration was particularly marked among smaller companies, as evidenced by the 14% decline in the S&P Mid-Cap Index and the 20% decline in the Russell 2000 Index from their April 22 highs through August 24. The performance of these indices underlines the extent to which the stock market penalized smaller to mid-capitalization companies, while rewarding larger companies and, particularly, the higher price/earnings ratio group.

Our "value timing" investment strategy is focused on long-term capital gains in companies which are undervalued in relation to their earnings growth, cash flow, and asset realization possibilities. We are taking advantage of weakness in the pricing of financial institutions to add to the Fund's holdings in banks, especially mid-sized regional banks, which will play an important role in future industry consolidations. We continue to add to holdings in the securities brokerage and investment banking field where positions were established in the 1998 fiscal year. This has proven a highly rewarding group, beginning with our purchase of Edwards (A.G.), Inc. early in the year, and followed by Lehman Brothers Holdings, Inc. and Paine Webber Group, Inc. We anticipate both growth for this industry and a continuing trend of acquisitions with the building of multi-faceted financial service businesses.

The portfolio is further participating in the utility industry, based on restructuring opportunities. In its fiscal year, the Fund had a +54.5% increase from its purchase of Energy East Corp. (formerly New York State Electric and Gas Corp.), which is in the process of restructuring. Toward the end of the year, a position was established in Marketspan Corp., the merger of Brooklyn Union Gas Co. and Long Island Lighting Co. Our emphasis on the growth possibilities of the technologies of biological science and the pharmaceutical industry continues, with a recent increase in our investment in Perkin-Elmer Corp. (whose genetics instrument technology is a leading one), and Beckman Coulter, Inc. (whose leadership in analytical instruments is expected to be accelerated by a recent merger).

Several real estate investment trust positions were recently increased, because the market setback which this industry has had since its strong performance in the fourth quarter of 1997 has created meaningful new values. For the first time in many months, numbers of well-established real estate investment trusts are selling below the indicated value of their underlying property holdings.

In summary, undervalued growth opportunities continue to be the central goal of this Fund, utilizing the "value timing" strategies which are at the core of its twelve year performance record.

Will the Fund continue to hold a large cash reserve?

Our objective is to have a more normal cash reserve position, and an almost fully invested strategy. Market and individual company setbacks are providing the "value timing" opportunities to effectively utilize the cash reserves. For example, an inventory problem at Penney (J.C.) Co., Inc. developed during a particularly strong retail period, led to an over 20% decline in its stock price. We then began to accumulate this stock for the Fund, and at this writing, have established a meaningful position. Similarly, a setback experienced in the demand for chemical products led us to increase the position in Du Pont (E.I.) De Nemours & Co., Inc. Anticipating recovery because of new products, we saw a "value timing" opportunity in the shares of Acuson Corp., a leading ultrasound company, which should allow it to increase market share in its growth medical technology industry. In these, and in many other cases, our intensive research effort is expected to provide opportunities to capitalize on the cautious positioning which we established for the Fund in the 1998 fiscal year. It should form the base for significant long-term capital appreciation.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Income and Growth Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of July 31, 1998


The Fund's performance was helped by investments in companies in a number of different industries, including: healthcare, banks and thrifts, telecommunications, and consumer-related stocks.



                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                 [PICTURE OF NOLA MADDOX FALCONE APPEARS HERE]

                           Nola Maddox Falcone, CFA
                             Tenure:  August 1978


                  [PICTURE OF IRENE D. O'NEILL APPEARS HERE]

                               Irene D. O'Neill
                            Tenure:  December 1997

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                           [STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           Performance and Returns*
--------------------------------------------------------------------------------

                                    Class A   Class B   Class C    Class Y
Inception Date                       1/3/95    1/3/95    1/3/95    8/31/78
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge               2.80%     2.29%     6.16%       n/a
 ................................................................................
1 year w/o sales charge                7.93%     7.13%     7.13%      8.16%
 ................................................................................
3 years                               12.55%    12.77%    13.56%     14.68%
 ................................................................................
5 years                                  --        --        --      10.90%
 ................................................................................
10 years                                 --        --        --      10.78%
 ................................................................................
Since Inception                       14.85%    14.99%    15.56%     14.25%
 ................................................................................
Maximum Sales Charge                   4.75%     5.00%     1.00%       n/a
                                   Front End    CDSC       CDSC
 ................................................................................
30-day SEC Yield                       2.16%     1.50%     1.60%      2.53%
 ................................................................................
12-month income dividends
per share                           $  1.02   $  0.85   $  0.85   $   1.08
 ................................................................................
12-month capital gain
distributions per share             $  1.59   $  1.59   $  1.59   $   1.59
 ................................................................................

*    Adjusted for maximum applicable sales charge

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


 Date             Class A          Wilshire 5000          LIFA             CPI

1/3/95              9,525              10,000            10,000           10,000
Jul-95             10,962              12,415            11,504           10,187
Jul-96             11,847              14,239            12,602           10,485
Jul-97             15,210              20,960            15,440           10,721
Jul-98             16,409              25,821            16,727           10,902



Comparison of change in value of a $10,000 investment in Evergreen Income and Growth Fund Class A, the Wilshire 5000 Index, the Lipper Income Funds Average
(LIFA), and the Consumer Price Index (CPI).



Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Wilshire 5000 Index and the Lipper Income Funds Average are unmanaged market indexes and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Income and Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the Fund perform during the year?

In the fiscal year ended July 31, 1998, the Fund sustained its above-average dividend distributions. For Class Y shares, the oldest class, these dividends were $0.27 per share each quarter, providing a yield in the top quartile of the Lipper Income Funds category. The Class Y shares have been able to sustain at least this level of dividend for the past 13 years. Yet, the Class Y shares have had an average annual total return of 14.25% since inception of the Fund on August 31, 1978. During the 12-month period that ended on July 31, 1998, the Fund's Class Y shares had a return of 8.16%. Class A, B and C shares had total returns of 7.93%, 7.13% and 7.13% respectively, unadjusted for applicable sales charges. During the same period the average return on the Lipper Income Funds category was 8.37% and the Wilshire 5000 Index had a return of 17.05%.


                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/98 unless noted)

Total Net Assets                                                    $950,653,827
 ................................................................................
Number of Holdings                                                           150
 ................................................................................
P/E Ratio*                                                                 18.8x
 ................................................................................
Beta*                                                                       0.87
 ................................................................................
*as of 6/30/98



How would you describe the long-term strategy of the Fund?

The Fund is designed to be an income-producing alternative to bond investing while providing growth for greater protection against inflation. The investment strategy uses high yield undervalued convertible bonds, convertible preferred stocks, and common stocks to enhance both the Fund's income and defensive quality while aiming for significant capital appreciation.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of net assets)

[PIE CHART APPEARS HERE]       Common Stock -- 65.7%
                               Convertible Preferred Stock -- 30.1%
                               Convertible Debentures -- 3.3%
                               Cash/Cash Equivalents -- 0.9%


What were some of the major contributors to performance?

The Fund's performance was helped by investments in companies in a number of different industries, including: healthcare, banks and thrifts, telecommunications, and consumer-related stocks.

Within the general health group, a leading performer was Bristol-Myers Squibb Co., which has produced a steady flow of new products that helped propel the company stock to a 44.7% return during the year. Another leading performer in the health group was ADAC Laboratories. This company has introduced an important imaging device that helps determine the spread of cancer. With strong revenue growth, this company's stock had a return of 39.8% during the fiscal year. A third health-related company that was a significant performer was Shared Medical Systems Corp., which provides computerization services that help hospitals and other health providers increase their operating efficiency. The stock in this company was up 41.4% during the fiscal year.

One of the principal investment themes at Evergreen is to invest in companies that we believe are temporarily

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Income and Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


out of favor in the stock market, but have attractive underlying value. We call this the "value timing" strategy. A good example of this strategy in action was the Fund's investment in American Home Products, a major pharmaceutical company. The Fund purchased the stock on September 18, 1997, after the company's stock price had suffered a steep decline in the face of the controversy over the effects of the weight-control drug Fen-Phen. Our analysis indicated that the market had over-reacted to the potential liability and that the company's stock price was significantly undervalued. The stock produced a return of 46.4% for the Fund from the investment to the end of the fiscal year.

Consolidation has helped the investments in the bank and thrift industries, despite a slowdown in merger announcements by smaller banking institutions during the second half of the fiscal year as attention turned to merger announcements of very large banks. Among the investments that generated large returns for the Fund were several banks and thrifts that were acquired by larger banks. They included Firstbank of Illinois Co., which produced a return of 365% since the initial investment in March, 1991; Hudson Chartered Bancorp Inc., produced a 367% return since the Fund's investment in December, 1992; and Eagle Financial Corp., which produced a 280% return since the investment in November, 1992.

Among banks that have not been taken over, the best performers were M&T Bank Corp. (formerly First Empire) of Buffalo, New York, which rose 59.3% during the year, and First American Corp. of Tenn., which took over another Fund holding; Deposit Guaranty Corp. The investment in First American returned 67.3% during the year.

                                    Top 10
                                Equity Holdings
                                ---------------
                        (as a percentage of net assets)
                        -------------------------------

Telecom Corp. New Zealand Ltd.                                              4.1%
 ................................................................................
AirTouch Communications, Inc., 6.00%, Conv. Pfd.                            3.6%
 ................................................................................
Qualcomm Financial Trust I, 5.75%, Conv. Pfd.                               3.3%
 ................................................................................
Marketspan Corp.                                                            3.0%
 ................................................................................
Wendy's Financing I, 5.00%, TECONS                                          2.8%
 ................................................................................
Houston Industries, Inc., 7.00%, ACES                                       2.8%
 ................................................................................
Armstrong World Industries, Inc.                                            2.1%
 ................................................................................
Meditrust Co. REIT                                                          2.0%
 ................................................................................
Bankers Trust Corp.                                                         2.0%
 ................................................................................
Peoples Energy Corp.                                                        1.9%
 ................................................................................


Telecommunications-related investments helped the Fund significantly. In fact, the leading contributor to performance during the fiscal year was Frontier Corp., which was up 67.3%. This company, the former Rochester Telephone Company, has expanded its long distance footprint through a savvy investment in the Quest Communications network, a nationwide state of the art fiber optic network which provides integrated voice, data and video communications.
Frontier is also a potential acquisition candidate. Another telecommunications investment that helped the Fund's performance was the Air Touch Communications Convertible Preferred shares which were up 52% in the year. This company provides telecommunications services around the world. Worldcom, Inc. which has announced its intention to buy MCI, also provided a return of 54.8% for the Fund during the year as investors began to understand the potential for global growth in the telecommunications industry. These three telecommunications companies have potential to make inroads in telecom markets less encumbered by regulation such as that which impacts the Regional Bell Operating Companies.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Income and Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


Consumer-related stocks were a fourth group that helped performance. One of the leading contributors was La-Z-Boy Chair Co., which had a 51.5% return since the Fund's investment on August 4, 1997.

The primary weak areas were in the investments in foreign stocks, energy stocks and real estate investment trusts (REITs). Foreign investments, particularly Australian investments, suffered in sympathy with the economic crisis in Asia. During the year, we significantly reduced the foreign weighting in the Fund to decrease the vulnerability to problems in Asia.

Energy-related stocks were hurt by the mild winter reducing the need for heat and the worldwide slump in oil prices, while real estate stocks in general lagged the overall market.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)
                        -------------------------------

Banks                                                                      16.1%
 ................................................................................
Utilities - Electric                                                        9.2%
 ................................................................................
Real Estate                                                                 7.4%
 ................................................................................
Telecommunication Services & Equipment                                      7.4%
 ................................................................................
Utilities - Gas                                                             7.1%
 ................................................................................


What Is your Outlook?

We expect the U.S. economy to grow with inflation remaining low. The equity market should be positive, particularly with the continued flow of funds into stocks and the persistence of merger-and-acquisition activity. We do have concerns, however, about the slowdown in Asia and the effect it is having on manufacturing employment in the United States. Because of this, we believe the market may experience continued volatility, which should produce opportunities for our value timing strategy. During the past year, the performance of the major market indices has been helped chiefly by a very narrow base of stocks of a relatively few large companies. We believe this has left very attractive investment opportunities in the securities of other companies. We believe our research discipline should enable us to identify opportunities to buy high-quality issues with attractive yield at attractive valuations. This positive outlook, combined with the possibility of further gains from merger-and-acquisition activity, gives us confidence for improving performance during the coming year.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Small Cap Equity Income Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of July 31, 1998


We continued to manage the Fund with a consistent emphasis on undervalued income securities of small companies.



                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                 [PICTURE OF NOLA MADDOX FALCONE APPEARS HERE]

                           Nola Maddox Falcone, CFA
                             Tenure:  October 1993


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

                           [STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                           Performance and Returns*
--------------------------------------------------------------------------------
                                      CLASS A    CLASS B    CLASS C    CLASS Y
Inception Date                        1/3/95     1/3/95     1/24/95    10/1/93
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge               (1.66%)    (2.51%)      1.49%       n/a
 ................................................................................
1 year w/o sales charge                 3.24%      2.49%       2.49%      3.57%
 ................................................................................
3 years                                17.70%     18.03%      18.67%     19.99%
 ................................................................................
Since Inception                        19.30%     19.51%      20.01%     15.62%
 ................................................................................
Maximum Sales Charge                    4.75%      5.00%       1.00%       n/a
                                    Front End     CDSC       CDSC
 ................................................................................
12-month income dividends
per share                            $  0.28    $  0.19    $   0.19   $   0.33
 ................................................................................
12-month capital gain
distributions per share              $  0.19    $  0.19    $   0.19   $   0.19
 ................................................................................

*    Adjusted for maximum applicable sales charge


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


 Date       Class A      Russell 2000      Wilshire Small Cap Value       CPI

1/3/95        9,525         10,000                   10,000              10,000
Jul-95       10,984         12,100                   11,736              10,187
Jul-96       12,750         12,936                   12,957              10,485
Jul-97       18,214         17,256                   18,016              10,721
Jul-98       18,804         19,777                   18,965              10,902



Comparison of change in value of a $10,000 investment in Evergreen Small Cap Equity Income Fund Class A, the Russell 2000 Index, Wilshire Small Cap Value Index, and the Consumer Price Index (CPI).




Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index and the Wilshire Small Cap Value Index are unmanaged market indexes and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Small Cap Equity Income Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform?

During the past year, the Fund faced a difficult market climate not only for small cap stocks, but also for value-oriented stocks. This has been a market where large cap stocks with high price/earnings ratios excelled as small caps lagged and lost ground, especially in the latter part of the Fund's fiscal year. An Evergreen study of the performance of various sectors of the market during the first seven months of 1998 showed that large companies in the top 25% in terms of price/earnings ratio had a total return of almost 50%. During the same seven-month period, small cap companies in the lowest 25% in terms of price/earnings ratios had a return of (5%). Nevertheless, for the second consecutive year, the Fund was listed by Barron's, a leading financial magazine, among the top 100 Funds in the United States based on risk-adjusted performance for the preceding three years.

For the 12 months that ended on July 31, 1998, the Fund's Class Y shares had a total return of 3.57%. The Class A shares had a return of 3.24%, while Class B and C shares each had returns of 2.49%, beating the benchmark Russell 2000 Index, a commonly used barometer of the small company stock market, which had a return of 2.31%. These returns are unadjusted for applicable sales charges.
The Wilshire Small Cap Value Index had a total return of 5.27%. Since the Fund's inception on October 1, 1993, the Small Cap Equity Income Fund's Class Y shares have had a cumulative total return of 101.74%, compared to a 77.64% return of the Russell 2000 and an 82.72% return of the Wilshire Small Cap Value Index.


                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/98 unless noted)
                         ----------------------------

Total Net Assets                                                    $307,086,083
 ................................................................................
Number of Holdings                                                           150
 ................................................................................
P/E Ratio*                                                                 15.1x
 ................................................................................
Beta*                                                                       0.54
 ................................................................................
*as of 6/30/98


What strategies did you emphasize during the year?

We continued to manage the Fund with a consistent emphasis on undervalued income securities of small companies. We believe over the long run, this will give the Fund the opportunity to generate strong performance with more price protection in periods of volatility than the typical small company stock fund.

We sought out securities of small companies with market capitalizations of less than $1 billion that had one or more of the following characteristics:

  . Low cash-flow multiples or attractive prices relative to the cash flow they are able to generate, with an operating catalyst to propel earnings growth.

  .  Hidden assets that management intends to deploy to achieve growth.

  . Stock prices that are temporarily depressed because of some event in the market and that have the opportunity to recover based upon our analysis of future cash flows. These are candidates for Evergreen's "value timing" strategy which seeks out temporarily out-of-favor stocks.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Small Cap Equity Income Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview



  . Restructuring enterprises which are re-allocating capital resources to improve profitability.

  . Potential merger-and-acquisition candidates that can take advantage of consolidation trends in their industries or the general economy.

The Fund invests exclusively in securities that offer yield. In industries such as technology where stocks traditionally have not paid dividends, we have looked for opportunities among convertible securities as a way to invest in growth with yield. We also have found that investments in convertible preferred stock and convertible debentures also offer more price protection and lower volatility than investments in the underlying stock.


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of net assets)


[PIE CHART APPEARS HERE]        Common Stock -- 69.3%
                                Convertible Preferred Stock -- 12.0%
                                Convertible Debentures -- 13.8%
                                Cash/Cash Equivalents -- 4.9%



                                    Top 10
                                Equity Holdings
                                ---------------
                        (as a percentage of net assets)
                        -------------------------------

Curtiss Wright Corp.                                                        3.0%
 ................................................................................
Boston Acoustics, Inc.                                                      2.9%
 ................................................................................
Matthews International Corp. Cl. A                                          2.7%
 ................................................................................
CPI Corp.                                                                   2.5%
 ................................................................................
Owens & Minor Trust I, 5.375%, TECONS                                       2.2%
 ................................................................................
Hardinge Brothers, Inc.                                                     2.1%
 ................................................................................
Lodgian Capital Trust I, 7.00%, CRESTS                                      1.8%
 ................................................................................
York Group, Inc.                                                            1.8%
 ................................................................................
Hvide Capital Trust, 6.50%, Conv. Pfd.                                      1.8%
 ................................................................................
Knape & Vogt Manufacturing Co.                                              1.6%
 ................................................................................


What are some examples of the implementation of each of these strategies?

Let's look first at companies with low cash-flow multiples and catalysts for earnings growth. A clear example is Knape & Vogt Manufacturing, which has made drawer-operating systems for wood office furniture. This company, whose stock is attractively priced and yet offers a 3 1/2% yield, is entering the metal desk slide market, with a potential increase in sales of $30 million, or 17%. The company can enter this market without any additional capital investments, which means its return on capital has the potential to increase substantially. The company also has shown an ability to operate more efficiently and reduce inventories, using the proceeds from cost-savings to reduce debt.

An example of a company with a hidden asset is Curtiss-Wright Corp., which manufactures components such as landing gear transmissions and flaps for Boeing 737's. This company had cash reserves equal to $7 per share of its stock, with another $12 per share in over-funded pension contributions. Earlier this year, it started using its cash reserves to make acquisitions that allowed it to increase sales by 30%. Over the year, this company's stock has had a return of 43.5%.

The York Group, Inc., is an excellent example of how Evergreen's "value timing" strategy can find attractive opportunities. The stock price of this casket manufacturer fell from $23 to $16 on news that it had lost a major contract with a customer that had been responsible for 20% of sales. Our analysis of the company's remaining business, however, indicated that it was worth substantially more than the current stock price. This company remains profitable, with a high return on capital and an extremely strong position selling to independent funeral home operators.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Small Cap Equity Income Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


CPI Corp. illustrates the Fund's investment theme of investing in companies that are re-structuring, or changing their capital allocation. This company sold its underperforming photo finishing business to Kodak, and used the proceeds to buy back one-third of the outstanding stock. Its principal remaining business is operating portrait studios in Sears stores. This is a profitable, improving business that generates strong cash flow.


How has the mergers-and-acquisition trend affected the Fund during the year?

Industry consolidation has had a huge impact on the Fund. During the year, 18 companies in the portfolio have either merged or been acquired or had announcements of pending mergers. We have had 13 completed for an average gain to the Fund of 89.6%.

Among acquisitions that have been completed, we have gains of: 352% in Kinetic Concepts, Inc., purchased in July 1994; 257.8% from Hudson Chartered Bancorp, Inc., purchased in January 1996; 117.7% from Computer Language Research purchased in October 1993; 91.3% from California State Bank purchased in August 1997; 69.9% from People's Savings Financial Corp., purchased in December 1993; and 55.7% from BGS Systems, Inc., purchased in July 1996. Currently, we have five pending mergers or takeovers, the most recent of which is First Palm Beach.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)
                        -------------------------------

Consumer Products & Services                                               10.5%
 ................................................................................
Banks                                                                       7.0%
 ................................................................................
Oil Field Services                                                          6.0%
 ................................................................................
Utilities -- Gas                                                            5.9%
 ................................................................................
Electrical Equipment & Services                                             5.8%
 ................................................................................


What industry sectors have helped the Fund's performance during the year?


Two areas stand out: banks and consumer products and services. Banks were the best performing sector, despite a period in which the market's attention was captured by news of mergers among very large financial companies. We believe, however, that the consolidation trend will resume among the smaller companies, to the benefit of the fund.


What sectors have not helped the Fund's performance?

Performance was not helped by the real estate investment trusts, or REITs, which slumped during the year, or by investments in energy companies, which were hurt by a mild winter and the effects of slumping oil prices. While energy-related stocks were, in general, relatively poor performers during the period, the Fund attempted to take advantage of temporary weakness in the energy sector to build up its position. We believe that the price of oil ultimately should stabilize and that values can be found among companies whose stocks had suffered unfairly in the general industry slump.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Small Cap Equity Income Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


What is your outlook?

We have a positive outlook for the Evergreen Small Cap Equity Income Fund because of several trends we see, including:

  .  A continuation of the general consolidation trend in American industry;

  . Signs of a growing recognition of the attractive values to be found among small company stocks;

  .  Positive earnings reports from many small companies.

The general merger-and-acquisition trend is not losing steam. Deals totaling $900 billion were announced during the first half of the year, and the U.S. Department of Justice's Anti-Trust Division has estimated the total should reach $1.75 trillion by the end of the year. The strong stock market that has been favoring large company stocks has given the big companies high stock valuations they can use as currency to buy smaller companies that have been reporting stronger growth. Often, larger companies can buy fast-growing small companies at prices that result in improved earnings-per-share performance for the larger companies.

Moreover, investment and pension fund consulting companies increasingly are recommending that their clients enlarge small company stock allocations in their overall portfolios because of the attractive valuations. Any growth in institutional investors' purchases of small company stocks should have a significant effect on cash flow, and therefore stock prices, in the small stock sector.

Finally, a large portion of the Fund's holdings have issued positive earnings reports through the fiscal period, validating the value of the independent research by the Evergreen investment team and supporting our view that small company value investments that also offer yield have strong potential for the remainder of 1998.







Funds that invest in stocks of small companies, also called small-cap stocks, involve certain risks and, therefore, may not be appropriate for all investors. Although they may offer the potential for greater long-term returns, they also may experience greater price volatility due to their limited focus on a particular industry, market, product, or service, or because they invest in smaller, less established companies.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Utility Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of July 31, 1998


We remain committed to our long-term strategy of pursuing quality utility companies with strong industry positioning that offer investors a high income, defensively oriented investment option.


                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                    [PICTURE OF PAUL DILELLA  APPEARS HERE]

                                 Paul DiLella
                               Tenure: May 1996


                [PICTURE OF DORIS KELLEY-WATKINS APPEARS HERE]

                             Doris Kelley-Watkins
                             Tenure: February 1997


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                           [STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                        CLASS A   CLASS B   CLASS C    CLASS Y
Inception Date                           1/4/94    1/4/94    9/2/94    2/28/94
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                  11.73%    11.31%    15.31%       n/a
 ................................................................................
1 year w/o sales charge                   17.30%    16.31%    16.31%     17.60%
 ................................................................................
3 years                                   14.25%    14.44%    15.16%     16.34%
 ................................................................................
Since Inception                           10.72%    10.79%    14.25%     13.70%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%       n/a
                                       Front End    CDSC      CDSC
 ................................................................................
12-month income dividends
per share                               $  0.44   $  0.36   $  0.36   $   0.48
 ................................................................................
12-month capital gain
distributions per share                 $  1.12   $  1.12   $  1.12   $   1.12
 ................................................................................

*    Adjusted for maximum applicable sales charge


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


 Date      Class A     S & P Utilities Index     S & P 500 Index      CPI

1/4/94       9,525             10,000                 10,000         10,000
Jul-94       9,154              9,181                  9,979         10,178
Jul-95      10,179              9,946                 12,584         10,460
Jul-96      11,197             10,724                 14,669         10,765
Jul-97      13,586             17,509                 22,317         11,008
Jul-98      15,936             20,251                 26,621         11,193


Comparison of change in value of a $10,000 investment in Evergreen Utility Fund Class A, the Standard and Poor's Utility Index (S&P Utilities), the Standard and Poor's 500 Index (S&P 500), and the Consumer Price Index (CPI).






Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P Utility Index and the S&P 500 Index are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Utility Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform over the past twelve months?

The Fund's Class A, B, C, and Y shares had a total return of 17.30%, 16.31%, 16.31% and 17.60%, respectively, for the year ended July 31, 1998. These returns are unadjusted for applicable sales charges. The Fund's returns trailed the 20.99% return of its benchmark, the S&P Utilities Index.


                                  Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/98 unless noted)


Total Net Assets                                                 $141,256,313
 ................................................................................
Number of Holdings                                                         38
 ................................................................................
P/E Ratio*                                                              18.6x
 ................................................................................
Beta*                                                                    0.73
 ................................................................................
*as of 6/30/98


How did the market environment impact performance during the fiscal year?

Over the past 12 months, we experienced an exceptionally narrow market advance in which a select handful of the largest stocks surged while the majority of companies lagged. For example, during the first six months of 1998 the ten largest stocks in the S&P 500 rose 31.7%, while the equally weighted average of all 500 stocks rose just 8.6%; amazingly, nearly a third actually declined.

In addition, investors have flocked to stocks which they perceive to have higher prospects for growth, such as technology, while shunning higher dividend paying companies such as utilities. Undoubtedly, the narrow market advance combined with this rotation towards growth-oriented stocks had an adverse impact on the Fund's performance. The simple fact that roughly 75% of the portfolio is invested in utility stocks -- an income-oriented sector which lagged the broad market substantially -- accounts for the Fund's rather dramatic underperformance versus the S&P 500 Index.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)
                        -------------------------------

Utilities -- Electric                                                   56.7%
 ................................................................................
Utilities -- Telephone                                                  14.4%
 ................................................................................
Utilities -- Gas                                                         5.1%
 ................................................................................
Information Services & Technology                                        4.0%
 ................................................................................
Communication Systems & Services                                         3.3%
 ................................................................................


What adjustments did you make to the portfolio?

It has been extremely frustrating to watch the market climb higher while utility stocks -- and utility funds -- continue to struggle. Despite any short-term volatility, however, we remain committed to our long-term strategy of pursuing quality utility companies with strong industry positioning that offer investors a high income, defensively oriented investment option.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Utility Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


During the final months of the fiscal period, we made some adjustments regarding individual securities which we feel will benefit performance going forward. We sold EVI Inc., a manufacturer of oilfield tools and equipment, due to a deterioration in their earnings prospects, but not before capturing a solid gain. With the proceeds from this sale, we purchased R&B Falcon Corp., a worldwide provider of contract drilling services. We feel R&B Falcon represents an attractively valued opportunity and was added following a substantial decline in its share price as a result of plunging oil prices.


                                    Top 10
                               Equity Holdings
                               ---------------
                       (as a percentage of net assets)


Houston Industries, Inc.                                                6.1%
 ................................................................................
Sprint Corp.                                                            6.0%
 ................................................................................
Companhia Paranaense de
  Energia-Copel, Plc, ADR, Conv. Pfd.                                   3.8%
 ................................................................................
Marketspan Corp.                                                        3.5%
 ................................................................................
AirTouch Communications, Inc., 6.00%, Conv. Pfd.                        3.3%
 ................................................................................
BNDES Participacoes S.A., Conv. Pfd.                                    3.1%
 ................................................................................
Central Hudson Gas & Electric Corp.                                     3.1%
 ................................................................................
Pinnacle West Capital Corp.                                             3.0%
 ................................................................................
U.S. West, Inc.                                                         3.0%
 ................................................................................
Felcor Lodging Trust, Inc. REIT                                         2.8%
 ................................................................................


What areas positively impacted performance?

The Fund's 14% position in Utilities -- Telephone, as of July 31, 1998, enjoyed a relatively strong fiscal year despite a difficult period for the utility sector in general. For example, three of the portfolio's holdings -- Ameritech, U.S. West and Bellsouth -- posted total returns of 52%, 52% and 49%, respectively. Other noteworthy non-telephone companies include Enron, up 43%, and Houston Industries (exchangeable for Time Warner common stock), up 48%.


What is your outlook for the utility industry?

The utility industry has experienced some volatility over the past couple of years as the effects of deregulation have intensified competition and changed the operating environment within the utility sector. Subsequently, utility companies are increasingly embracing mergers as an effective vehicle to gain market share and diversify their source of earnings growth. We anticipate consolidation among utility companies to continue going forward and are actively searching for companies that will benefit from this trend.

We are also confident that as the market rotation toward growth-oriented issues reverses itself, income-oriented stocks -- and the utility sector in particular -- will enjoy improved performance. We feel the Evergreen Utility Fund offers investors an attractive investment option, especially considering the stock market's current valuation. We continue to adhere to our long-term strategy of providing shareholders a diversified, high income portfolio with defensive characteristics.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                  Value Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of July 31, 1998


We try to identify good companies with attractive stock prices where we can find improvements in operating performance.


                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                   [PICTURE OF MATTHEW D. FINN APPEARS HERE]


                             Matthew D. Finn, CFA
                              Tenure:  March 1998


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                           [STYLE BOX APPEARS HERE]


Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           Performance and Returns*
--------------------------------------------------------------------------------

                                 CLASS A   CLASS B   CLASS C    CLASS Y
Inception Date                   4/12/85    2/2/93    9/2/94    1/31/91
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge            4.35%     4.18%     7.83%      n/a
 ................................................................................
1 year w/o sales charge             9.55%     8.69%     8.74%      9.79%
 ................................................................................
3 years                            17.89%    18.21%    18.95%     20.08%
 ................................................................................
5 years                            16.19%    16.30%       --      17.62%
 ................................................................................
10 years                           14.71%       --        --         --
 ................................................................................
Since Inception                    14.05%    15.41%    18.64%     16.85%
 ................................................................................
Maximum Sales Charge                4.75%     5.00%     1.00%      n/a
                                Front End     CDSC      CDSC
 ................................................................................
12-month income dividends
per share                          $0.29     $0.12     $0.12      $0.35
 ................................................................................
12-month capital gain
distributions per share            $4.38     $4.38     $4.38      $4.38
 ................................................................................

* Adjusted for maximum applicable sales charge


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------
                           [LINE GRAPH APPEARS HERE]

 Date             Class A            S & P 500 Index            CPI

Jul-88             9,525                 10,000                10,000
Jul-89            12,580                 13,193                10,498
Jul-90            13,322                 14,051                11,004
Jul-91            14,841                 15,844                11,494
Jul-92            16,426                 17,870                11,857
Jul-93            17,741                 19,430                12,186
Jul-94            19,070                 20,433                12,523
Jul-95            22,926                 25,768                12,869
Jul-96            25,310                 30,037                13,245
Jul-97            35,996                 45,698                13,544
Jul-98            39,434                 54,510                13,772


Comparison of change in value of a $10,000 investment in Evergreen Value Fund Class A, the Standard and Poor's 500 Index (S&P 500), and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                  Value Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform during the fiscal year?

The Fund performed positively during a period in which the stock market did not favor the value style of investing. For the 12 months ended July 31, 1998, the Evergreen Value Fund's Class A shares had a total return of 9.55%, while the Class B shares had a total return of 8.69% and the Class C shares had a return of 8.74%. These returns are unadjusted for applicable sales charges. The Class Y shares had a return of 9.79% for the fiscal year. During the same 12-month period, the S&P 500 Index had a return of 19.29% and the S&P's Barra Value Index had a return of 13.33%.


                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/98 unless noted)


Total Net Assets                                                   $990,822,366
 ................................................................................
Number of Holdings                                                           93
 ................................................................................
P/E Ratio*                                                                23.8x
 ................................................................................
Beta*                                                                      0.97
 ................................................................................
*as of 6/30/98


How would you describe the investment environment during the 12 months?

The environment has been dominated by concerns about economic activity in Asia and the impact it will have on Asia's trading partners. Investors have been taking the Asian crisis into consideration since the third and fourth quarters of 1997, although we did have a great move in the U.S. stock market early in 1998. Two types of companies dominated the rally in the U.S. The first were larger capitalization, stable growth companies which are less susceptible to a fall-off in economic activity. The second were domestically oriented companies, such as retailers. This rally appears to have peaked in July, before a correction set in. Again, investors were concerned about the pace of economic activity associated with the effects of Asia.

Worldwide, the impact of Asia also has been felt in emerging markets, including Latin America and Russia. The U.S. consumer and the European industrial sectors have been the most influential sources of the earnings of multi-national corporations during the past year.


You became portfolio manager of the Fund, effective on March 16, 1998. How would you describe your investment style?

The objective and the investment style of the Fund have not changed. We try to identify good companies with attractive stock prices where we can find improvements in operating performance. This is very consistent with the manner in which previous managers have operated. We look for growth of capital first, with income as a secondary objective.

The Fund invests primarily in value-oriented, large capitalization companies with improving fundamentals. It is a value strategy that emphasizes quality companies.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)
                        -------------------------------

Banks                                                                      19.3%
 ................................................................................
Healthcare Products & Services                                             13.0%
 ................................................................................
Finance & Insurance                                                        10.3%
 ................................................................................
Oil / Energy                                                                8.6%
 ................................................................................
Information Services & Technology                                           7.1%
 ................................................................................

--------------------------------------------------------------------------------
                                   EVERGREEN
                                  Value Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview



Within this context, what areas have you emphasized in managing the Fund?

The largest areas of emphasis have been in healthcare, financial services and some technology. In terms of relative weightings versus the large-capitalization, value indexes, the heaviest overweighting has been in healthcare, predominately pharmaceutical companies. We have found in this industry the best combination of revenue growth, reasonable valuations and stability of earnings. In addition to increasing our overall weighting, we have added new positions in companies such as Merck and Pharmacia & Upjohn. We also sold the stocks of several companies when we became uncomfortable with their valuation levels, including Tenet Healthcare Corp. and HEALTHSOUTH Corp.

Financial services companies accounted for nearly 30% of net assets at the end of the period. This has been a significant area of emphasis, even though we are somewhat underweighted versus the value indexes. We have found valuations that are still relatively attractive and we have been able to invest in companies that we believe can achieve their earnings estimates. In addition, we don't think any downturn will be large enough to affect overall credit quality. Moreover, we believe the Federal Reserve Board's disposition will be to lower short-term rates, which should benefit financial services companies. Beyond increasing the emphasis on the financial services industry overall, we have added a number of specific companies to the portfolio, including Federal National Mortgage Association and ReliaStar Financial, an insurance company.

We have emphasized technology because we have found attractive stock valuations and we believe the long-term outlook for this industry remains favorable, despite current concerns about economic activity. In technology, we have added American Power Conversion and Gateway, while selling the Fund's holdings in 3Com Corp., a networking company.


                                    Top 10
                                Equity Holdings
                                ---------------
                        (as a percentage of net assets)
                        -------------------------------

General Electric Co.                                                        3.5%
 ................................................................................
Fleet Financial Group, Inc.                                                 2.9%
 ................................................................................
Bristol-Myers Squibb Co.                                                    2.4%
 ................................................................................
Wachovia Corp.                                                              2.3%
 ................................................................................
BankBoston Corp.                                                            2.1%
 ................................................................................
First Chicago NBD Corp.                                                     2.1%
 ................................................................................
NationsBank Corp.                                                           2.0%
 ................................................................................
Cisco Systems, Inc.                                                         1.9%
 ................................................................................
Equity Residential Properties Trust REIT                                    1.9%
 ................................................................................
International Business Machines Corp.                                       1.9%
 ................................................................................


What areas have you de-emphasized?

We have reduced the emphasis on stocks of companies in economically sensitive industries, which tend to be hurt in any economic slowdown. These include companies in the chemicals, building materials, railroad, energy and metal products and services. Among the stocks that we sold entirely were those of Alcoa and Alumax in metal products and services; and Ashland, Tosco and Ultramar Diamond Shamrock Corp., in energy. We don't expect that we will be emphasizing the general area of basic materials until supply and demand again are in balance.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                  Value Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


What is your outlook?

In our view, the equity market is well on its way to discounting or taking into consideration in its valuations of stocks, the effects of a slowdown in world economic activity. This is not to say there may not be more bad news, perhaps related to a possible slowdown in consumer demand in the United States or in industrial expansion in Europe. Ultimately, however, we believe we will see an easing of monetary policy in the major markets, such as the United States and the United Kingdom. We also believe Japan's government will act to stimulate the economy. At some point, investors will look beyond temporary dips in earnings and the equity markets will rally.

With this outlook, we will continue to try to find good quality companies whose stock prices may have been unduly penalized by short-term events. This should give us some great opportunities to buy. We don't expect a deep slump. And even in a slump, we believe we may be able to find companies that can prosper despite being in out-of-favor industries, such as specialty chemicals.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Fund to Total Return
--------------------------------------------------------------------------------
                     Fund at a Glance as of July 31, 1998


We rely on fundamental analysis to determine a company's potential to grow earnings and the risk to the stock if it fails to meet our targets.



                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                [PICTURE OF HARLAN R. SONDERLING APPEARS HERE]

                        Harlan R. Sonderling, CPA, CFA
                              Tenure:  June 1998


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                            [STYP BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 6/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*
 -------------------------------------------------------------------------------

                                        CLASS A   CLASS B   CLASS C    CLASS Y
Inception Date                          4/14/87    2/1/93    2/1/93    1/31/97
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                   8.44%     8.01%    11.99%       n/a
 ................................................................................
1 year w/o sales charge                   13.85%    13.01%    12.99%     14.29%
 ................................................................................
3 years                                   22.14%    22.46%    23.13%        --
 ................................................................................
5 years                                   16.45%    16.45%    16.65%        --
 ................................................................................
10 years                                  14.65%       --        --         --
 ................................................................................
Since Inception                           12.81%    15.84%    15.95%     20.80%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%       n/a
                                       Front End    CDSC      CDSC
 ................................................................................
12-month income dividends
per share                              $   0.19   $  0.06   $  0.06   $   0.24
 ................................................................................
12-month capital gain
distributions per share                $   1.52   $  1.52   $  1.52   $   1.52
 ................................................................................
*    Adjusted for maximum applicable sales charge


--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


 Date                  Class A            S & P 500 Index               CPI

Jul-88                  9,525                 10,000                  10,000
Jul-89                 11,966                 13,193                  10,498
Jul-90                 12,744                 14,051                  11,004
Jul-91                 14,484                 15,844                  11,494
Jul-92                 15,413                 17,870                  11,857
Jul-93                 17,448                 19,430                  12,186
Jul-94                 18,005                 20,433                  12,523
Jul-95                 20,507                 25,768                  12,869
Jul-96                 23,983                 30,037                  13,245
Jul-97                 34,454                 45,698                  13,544
Jul-98                 39,228                 54,510                  13,772



Comparison of change in value of a $10,000 investment in Evergreen Fund for Total Return Class A, the Standard and Poor's 500 Index (S&P 500), and the Consumer Price Index (CPI).




Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Fund for Total Return
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform?

The Evergreen Fund for Total Return performed well relative to its peer group of value-oriented, conservative equity mutual funds. For the 12 months ended
July 31, 1998, the Fund's Class A Shares had a total return of 13.85%, while the Class B Shares had a return of 13.01%, and the Class C Shares had a return of 12.99%. These returns are unadjusted for applicable sales charges. The Class Y Shares had a return of 14.29% during the period. For the same 12-month period, the Standard & Poor's 500 Index had a return of 19.29%.


                                   Portfolio
                                Characteristics
                                ---------------
                         (as of 7/31/98 unless noted)

Total Net Assets                                                 $179,377,032
 ................................................................................
Number of Holdings                                                         67
 ................................................................................
P/E Ratio*                                                              20.7x
 ................................................................................
Beta*                                                                    0.98
 ................................................................................
*as of 6/30/98


How would you describe the investment environment during the 12-month period?

It was very favorable for stocks in general, although the market tended to reward investments in larger capitalization, high growth companies, with high price/earnings ratios, over more value- and yield-oriented styles, such as that
emphasized by the Fund.   The 12-month period was marked by declining interest
rates, robust economic growth, strong employment, and low and diminishing inflation. The Asian economic crisis started during the latter part of 1997, and its effects on the U.S. economy and with the U.S. stock market were only beginning to be felt in July of 1998.


What investment strategies were employed during the year, and have there been any changes since you took over as portfolio manager on June 5, 1998?

The basic objective and strategies of the Fund remain the same. We seek total return from a combination of capital growth and income. The strategy, which has been in place since the Fund began 11 years ago, is to invest in U.S. stocks, foreign stocks, bonds and money market instruments with the goal of earning more consistent total returns, with less price fluctuation, than a portfolio of U.S. stocks or bonds alone. In investing in stocks, the Fund emphasizes established companies, principally larger capitalization stocks, with some mid-cap holdings. We rely on fundamental analysis to determine a company's potential to grow earnings and the risk to the stock if it fails to meet our targets.

Since taking over as portfolio manager, I have slightly increased the cash level in the portfolio. When I became portfolio manager in June, about 6% of net assets were invested in cash and cash-equivalent securities. At the close of the fiscal year on July 31, 11.4% of net assets were in cash and cash-equivalents, with about 82% in common stocks of U.S. corporations. I did this mainly because of concerns about the high valuation levels of many stocks. We sold fully valued stock holdings, but were unwilling to re-invest all the proceeds at the high current prices of many stocks. We kept the proceeds in cash rather than in longer-maturity fixed income securities because cash-equivalent securities offered almost as much yield, but with much less price risk.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Fund to Total Return
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


We also have increased the dividend yield of the portfolio.   We have done this
partly by investing in higher-yielding, relatively undervalued stocks. Over the long term, our goal is to have a portfolio with a current income, or dividend yield, that is 20-to-25% higher than that of the S&P 500. At the close of the fiscal year, the portfolio had a dividend yield 50% higher than that of the S&P.

In addition, we have added several convertible securities to the portfolio to add income without sacrificing growth opportunities. The Fund did not own any foreign securities at the close of the fiscal period. We did not believe valuations of either foreign stocks or currencies justified investment.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)
                        -------------------------------

Healthcare Products & Services                                             13.1%
 ................................................................................
Banks                                                                      12.0%
 ................................................................................
Finance & Insurance                                                         8.5%
 ................................................................................
Retailing & Wholesale                                                       6.0%
 ................................................................................
Real Estate                                                                 5.9%
 ................................................................................


What sectors or industries have you emphasized?

The Fund's largest area of emphasis is banking and finance, at about 20% of net assets, compared with about 18% of the S&P 500. In general, financial stocks have been bolstered by industry consolidation, low interest rates and a strong economy. In addition, growing fee income has helped many companies. Our two largest financial holdings are Fleet Financial Group and BankBoston Corp., two Northeast-based companies with strong competitive positions.

While banking and finance stocks have been strong performers, we are watching them very carefully for signs of economic slowdown that could cause a deterioration of credit quality.

The second largest weighting is in healthcare, at about 13.1% of net assets, compared with about 11.9% in the S&P. We believe pharmaceuticals are among the most attractive consumer growth industries. These companies have high sales growth driven by the aging population and the interest of the managed care industry in emphasizing drug therapy in healthcare. Three of the Fund's top four holdings are in the pharmaceutical industry. The largest position is American Home Products Corp., which has especially attractive prospects as the result of its pending merger with Monsanto. The other two major holdings are Bristol-Myers Squibb and Merck & Co.

Another top sector is Real Estate including the Fund's investments in Real Estate Investment Trusts, or REITs, at about 6% of net assets. The past six months have been a difficult period for REITs because the market has favored large-capitalization, growth companies. We believe REITs remain attractive, however, because of their growing dividends and their defensive qualities in an economic slowdown.


                                    Top 10
                                Equity Holdings
                                ---------------
                        (as a percentage of net assets)
                        -------------------------------

American Home Products Corp.                                                3.4%
 ................................................................................
Bristol-Myers Squibb Co.                                                    3.2%
 ................................................................................
General Electric Co.                                                        3.0%
 ................................................................................
Merck & Co., Inc.                                                           2.7%
 ................................................................................
Fleet Financial Group, Inc.                                                 2.4%
 ................................................................................
International Business Machines Corp.                                       2.2%
 ................................................................................
BankBoston Corp.                                                            2.2%
 ................................................................................
Philip Morris Companies, Inc.                                               1.8%
 ................................................................................
TCF Financial Corp.                                                         1.8%
 ................................................................................
Wal-Mart Stores, Inc.                                                       1.8%
 ................................................................................

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Fund to Total Return
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


What areas have you de-emphasized?

The two most significant underweightings are in technology and consumer staples, such as food, personal care and beverage companies.

We have de-emphasized technology companies primarily because of concern that this industry may be particularly vulnerable to earnings disappointments in the months ahead. In addition, they tend not to pay high dividends. We do, however, maintain a core of high quality technology companies, led by the investment in IBM, at about 2.2% of net assets. We have underweighted consumer staples because we believe valuations are too high, especially when compared against pharmaceuticals.


What is your outlook?

Business activity appears to be slowing down, although recession is unlikely. Sales growth, for example, is at its lowest rate since 1993. The principal cause of the slowdown is the Asian crisis, which is likely to affect U.S. businesses by limiting their ability to raise prices and increase their profits. It is less likely to affect overall economic activity, but concerns will linger. Very low unemployment and the upward trend in wages also may lead to a squeeze in corporate profits, despite ongoing productivity enhancements and the efficiencies of mergers and acquisitions. Slowing earnings growth is a concern to us because of the high valuations of stocks.

Within this environment, the Fund's focus remains on the stocks of high-quality, income-producing domestic companies. We will seek to avoid investments in companies that could have disappointing earnings. As long as the returns of cash and cash-equivalents remain attractive, we will tend to emphasize cash rather than longer-maturity fixed income instruments.

We believe this conservative strategy has the potential to continue to deliver attractive returns, with less price risk than more aggressive investment strategies. We continue to see investment opportunities in a growing economy with moderate interest rates and low inflation.

                                   EVERGREEN
                                Blue Chip Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                 Period Ended
                                                                July 31, 1998*
 CLASS A SHARES
 NET ASSET VALUE BEGINNING OF PERIOD                               $  27.39
                                                                   --------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                                                 0.08
 .........................................................................
 Net realized and unrealized gains or losses on securities and
  foreign currency related transactions                                3.01
                                                                   --------
 .........................................................................
 Total from investment operations                                      3.09
                                                                   --------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment income                                           (0.06)
 .........................................................................
 From net realized gain on securities and foreign currency
  related transactions                                                    0
                                                                   --------
 .........................................................................
 Total distributions                                                  (0.06)
                                                                   --------
 .........................................................................
 NET ASSET VALUE END OF PERIOD                                     $  30.42
                                                                   --------
 .........................................................................
 TOTAL RETURN+                                                        11.29%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF PERIOD (THOUSANDS)                              $284,735
 .........................................................................
 RATIOS TO AVERAGE NET ASSETS:
 Total expenses                                                        1.20%++
 .........................................................................
 Total expenses, excluding indirectly paid expenses                    1.20%++
 .........................................................................
 Net investment income                                                 0.49%++
 .........................................................................
 PORTFOLIO TURNOVER RATE                                                112%
 .........................................................................

                                                       Year Ended August 31,
                            Period Ended    -------------------------------------------------
                           July 31, 1998**    1997      1996      1995      1994       1993
 CLASS B SHARES
 NET ASSET VALUE
  BEGINNING OF PERIOD         $  29.79      $  25.05  $  22.98  $  23.21  $  25.42   $  23.17
                              --------      --------  --------  --------  --------   --------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income           (0.12)         0.15      0.12      0.25      0.16       0.11
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions            5.72          7.97      3.69      2.66     (0.35)      3.11
                              --------      --------  --------  --------  --------   --------
 Total from investment
  operations                      5.60          8.12      3.81      2.91     (0.19)      3.22
                              --------      --------  --------  --------  --------   --------
 .........................................................................
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions           (4.96)        (3.18)    (0.98)    (2.78)    (1.74)     (0.69)
                              --------      --------  --------  --------  --------   --------
 From net investment
  income                         (0.08)        (0.20)    (0.76)    (0.36)    (0.28)     (0.28)
 .........................................................................
 Total distributions             (5.04)        (3.38)    (1.74)    (3.14)    (2.02)     (0.97)
                              --------      --------  --------  --------  --------   --------
 NET ASSET VALUE END OF
  PERIOD                      $  30.35      $  29.79  $  25.05  $  22.98  $  23.21   $  25.42
                              --------      --------  --------  --------  --------   --------
 .........................................................................
 .........................................................................
 .........................................................................
 TOTAL RETURN+                   20.89%        34.76%    17.31%    13.87%    (0.72%)    14.31%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF PERIOD
  (THOUSANDS)                 $117,893      $312,935  $224,819  $199,456  $208,532   $234,688
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                   1.68%++       1.57%     1.85%     1.75%     2.07%      2.28%
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                   1.68%++       1.56%     1.84%      N/A       N/A        N/A
 .........................................................................
 Net investment income           (0.02%)++      0.55%     0.52%     1.09%     0.67%      0.47%
 .........................................................................
 PORTFOLIO TURNOVER RATE           112%          109%      139%      115%       73%        96%
 .........................................................................

+ Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
* For the period from January 20, 1998 (commencement of class operations) to July 31, 1998.
** For the eleven-month period ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Blue Chip Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                                                 Period Ended
                                                                July 31, 1998*
 CLASS C SHARES
 NET ASSET VALUE BEGINNING OF PERIOD                                $27.70
                                                                    ------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                                                   0(a)
 .........................................................................
 Net realized and unrealized gains or losses on securities and
  foreign currency related transactions                               2.72
                                                                    ------
 .........................................................................
 Total from investment operations                                     2.72
                                                                    ------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment income                                          (0.02)
 .........................................................................
 From net realized gain on securities and foreign currency
  related transactions                                                   0
                                                                    ------
 .........................................................................
 Total distributions                                                 (0.02)
                                                                    ------
 .........................................................................
 NET ASSET VALUE END OF PERIOD                                      $30.40
                                                                    ------
 .........................................................................
 TOTAL RETURN+                                                        9.80%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF PERIOD (THOUSANDS)                               $  780
 .........................................................................
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                      2.02%++
 .........................................................................
  Total expenses, excluding indirectly paid expenses                  2.02%++
 .........................................................................
  Net investment income                                              (0.27%)++
 .........................................................................
 PORTFOLIO TURNOVER RATE                                               112%
 .........................................................................

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 22, 1998 (commencement of class operations) to July 31, 1998.
(a) Less than one cent per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)
                  See Combined Notes to Financial Statements.

                                         Year Ended          Year Ended
                                          July 31,          December 31,
                                        ---------------     ---------------
                                         1998    1997**      1996    1995*
 CLASS A SHARES
 NET ASSET VALUE BEGINNING OF YEAR      $27.26   $22.53     $18.63   $14.48
                                        ------   ------     ------   ------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                    0.16     0.08       0.12     0.13
 .........................................................................
 Net realized and unrealized gains or
  losses on securities and foreign
  currency related transactions           2.86     4.72       4.26     4.64
                                        ------   ------     ------   ------
 .........................................................................
 Total from investment operations         3.02     4.80       4.38     4.77
                                        ------   ------     ------   ------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment income              (0.13)   (0.07)     (0.13)   (0.14)
 .........................................................................
 From net realized gain on securities
  and foreign currency related
  transactions                           (1.01)       0      (0.35)   (0.48)
                                        ------   ------     ------   ------
 .........................................................................
 Total distributions                     (1.14)   (0.07)     (0.48)   (0.62)
                                        ------   ------     ------   ------
 .........................................................................
 NET ASSET VALUE END OF YEAR            $29.14   $27.26     $22.53   $18.63
                                        ------   ------     ------   ------
 .........................................................................
 TOTAL RETURN+                           11.26%   21.33%     23.50%   33.00%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR (MILLIONS)      $  296   $  166     $   85   $   19
 .........................................................................
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                          1.46%    1.47%++    1.41%    1.55%++
 .........................................................................
  Total expenses, excluding indirectly
   paid expenses                          1.46%    1.47%++     N/A      N/A
 .........................................................................
  Total expenses, excluding fee waiv-
   ers and expense reimbursements          N/A      N/A        N/A     1.64%++
 .........................................................................
  Net investment income                   0.61%    0.57%++    0.70%    0.99%++
 .........................................................................
 PORTFOLIO TURNOVER RATE                    20%       6%        14%      17%
 .........................................................................

                                         Year Ended          Year Ended
                                          July 31,          December 31,
                                        ---------------     ---------------
                                         1998    1997**      1996    1995*
 CLASS B SHARES
 NET ASSET VALUE BEGINNING OF YEAR      $27.10   $22.43     $18.59   $14.48
                                        ------   ------     ------   ------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                   (0.02)   (0.02)       0(a)    0.05
 Net realized and unrealized gains or
  losses on securities and foreign
  currency related transactions           2.81     4.69       4.20     4.61
                                        ------   ------     ------   ------
 .........................................................................
 Total from investment operations         2.79     4.67       4.20     4.66
                                        ------   ------     ------   ------
 .........................................................................
 .........................................................................
 LESS DISTRIBUTIONS
 From net realized gain on securities
  and foreign currency related
  transactions                           (1.01)       0      (0.35)   (0.48)
                                        ------   ------     ------   ------
 .........................................................................
 From net investment income                  0        0      (0.01)   (0.07)
 .........................................................................
 Total distributions                     (1.01)       0      (0.36)   (0.55)
                                        ------   ------     ------   ------
 NET ASSET VALUE END OF YEAR            $28.88   $27.10     $22.43   $18.59
                                        ------   ------     ------   ------
 .........................................................................
 .........................................................................
 .........................................................................
 TOTAL RETURN+                           10.44%   20.82%     22.60%   32.20%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR (MILLIONS)      $1,000   $  542     $  245   $   46
 .........................................................................
 RATIOS TO AVERAGE NET ASSETS:
 Total expenses                           2.21%    2.25%++    2.17%    2.24%++
 .........................................................................
 Total expenses, excluding indirectly
  paid expenses                           2.21%    2.25%++     N/A      N/A
 .........................................................................
 Total expenses, excluding fee
  waivers and expense reimbursements       N/A      N/A        N/A     2.26%++
 .........................................................................
 Net investment income                   (0.14%)  (0.19%)++  (0.06%)   0.30%++
 .........................................................................
 PORTFOLIO TURNOVER RATE                    20%       6%        14%      17%
 .........................................................................

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
(a) Less than one cent per share.

                                   EVERGREEN
                            Growth and Income Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                           Year Ended July 31,       Year Ended December 31,
                           ----------------------    ---------------------------
                             1998       1997**          1996           1995*
 CLASS C SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   27.10   $   22.43     $     18.58    $     14.48
                           ---------   ---------     -----------    -----------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income         (0.02)      (0.02)              0(a)        0.06
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          2.82        4.69            4.21           4.60
                           ---------   ---------     -----------    -----------
 .........................................................................
 Total from investment
  operations                    2.80        4.67            4.21           4.66
                           ---------   ---------     -----------    -----------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                           0           0           (0.01)         (0.08)
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (1.01)          0           (0.35)         (0.48)
                           ---------   ---------     -----------    -----------
 .........................................................................
 Total distributions           (1.01)          0           (0.36)         (0.56)
                           ---------   ---------     -----------    -----------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                     $   28.89   $   27.10     $     22.43    $     18.58
                           ---------   ---------     -----------    -----------
 .........................................................................
 TOTAL RETURN+                 10.47%      20.82%          22.60%         32.20%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (MILLIONS)               $      50   $      24     $        10    $        20
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 2.21%       2.25%++         2.17%          2.15%++
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 2.21%       2.25%++          N/A            N/A
 .........................................................................
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                 N/A         N/A             N/A           4.94%++
 .........................................................................
 Net investment income         (0.13%)     (0.19%)++       (0.06%)         0.35%++
 .........................................................................

 PORTFOLIO TURNOVER RATE          20%          6%             14%            17%
 .........................................................................

                           Year Ended July 31,       Year Ended December 31,
                           ---------------------   ------------------------------
                             1998      1997**       1996    1995    1994    1993
 CLASS Y SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   27.29  $   22.55    $18.64  $14.52  $15.41  $14.18
                           ---------  ---------    ------  ------  ------  ------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income          0.24       0.11      0.18    0.18    0.14    0.14
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          2.87       4.73      4.25    4.59    0.12    1.91
                           ---------  ---------    ------  ------  ------  ------
 Total from investment
  operations                    3.11       4.84      4.43    4.77    0.26    2.05
                           ---------  ---------    ------  ------  ------  ------
 .........................................................................
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (1.01)         0     (0.35)  (0.48)  (1.01)  (0.68)
                           ---------  ---------    ------  ------  ------  ------
 From net investment
  income                       (0.20)     (0.10)    (0.17)  (0.17)  (0.14)  (0.14)
 .........................................................................
 Total distributions           (1.21)     (0.10)    (0.52)  (0.65)  (1.15)  (0.82)
                           ---------  ---------    ------  ------  ------  ------
 NET ASSET VALUE END OF
  YEAR                     $   29.19  $   27.29    $22.55  $18.64  $14.52  $15.41
                           ---------  ---------    ------  ------  ------  ------
 .........................................................................
 .........................................................................
 .........................................................................
 TOTAL RETURN                  11.56%     21.52%    23.80%  32.90%   1.70%  14.40%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (MILLIONS)               $     801  $     616    $  442  $  141  $   73  $   77
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 1.20%      1.21%++   1.16%   1.27%   1.33%   1.26%
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 1.20%      1.21%++   1.16%    N/A     N/A     N/A
 .........................................................................
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                 N/A        N/A       N/A     N/A     N/A     N/A
 .........................................................................
 Net investment income          0.86%      0.82%++   0.93%   1.11%   0.96%   0.99%
 .........................................................................
 PORTFOLIO TURNOVER RATE          20%         6%       14%     17%     29%     28%
 .........................................................................
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
*  For the period from January 3, 1995 (commencement of class operations) to De-
   cember 31, 1995.

** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

(a) Less than one cent per share.


                  See Combined Notes to Financial Statements.
                                       33

                                   EVERGREEN
                            Income and Growth Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                             Year Ended July 31,     Year Ended January 31,
                             ---------------------   ------------------------
                               1998      1997**       1997     1996    1995*
 CLASS A SHARES
 NET ASSET VALUE BEGINNING
  OF YEAR                    $   23.94  $   21.79    $ 20.15  $ 17.28  $17.09
                             ---------  ---------    -------  -------  ------
 .........................................................................
 INCOME FROM INVESTMENT OP-
  ERATIONS
 .........................................................................
 Net investment income            1.05       0.52#      1.02     1.01    0.02
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities and
  foreign currency related
  transactions                    0.81       2.15       1.67     2.94    0.17
                             ---------  ---------    -------  -------  ------
 .........................................................................
 Total from investment op-
  erations                        1.86       2.67       2.69     3.95    0.19
                             ---------  ---------    -------  -------  ------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment income      (1.02)     (0.52)     (1.05)   (1.08)      0
 .........................................................................
 From net realized gain on
  securities and foreign
  currency related
  transactions                   (1.59)         0          0        0       0
                             ---------  ---------    -------  -------  ------
 .........................................................................
 Total distributions             (2.61)     (0.52)     (1.05)   (1.08)      0
                             ---------  ---------    -------  -------  ------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                       $   23.19  $   23.94    $ 21.79  $ 20.15  $17.28
                             ---------  ---------    -------  -------  ------
 .........................................................................
 TOTAL RETURN+                    7.93%     12.45%     13.80%   23.40%   1.10%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)                $  15,005  $  11,955    $ 9,678  $ 4,412  $  119
 .........................................................................
 RATIOS TO AVERAGE NET AS-
  SETS:
 Total expenses                   1.50%      1.45%++    1.44%    1.36%   1.45%++
 .........................................................................
 Total expenses, excluding
  indirectly paid expenses        1.50%      1.45%++     N/A      N/A     N/A
 .........................................................................
 Total expenses, excluding
  fee waivers and expense
  reimbursements                   N/A        N/A        N/A     2.50%    N/A
 .........................................................................
 Interest expense                  N/A        N/A       0.03%     N/A     N/A
 .........................................................................
 Net investment income            4.20%      4.69%++    4.93%    5.39%   4.09%++
 .........................................................................
 PORTFOLIO TURNOVER RATE           133%        72%       168%     138%    151%
 .........................................................................
                             Year Ended July 31,     Year Ended January 31,
                             ---------------------   ------------------------
                               1998      1997**       1997     1996    1995*
 CLASS B SHARES
 NET ASSET VALUE BEGINNING
  OF YEAR                    $   23.81  $   21.69    $ 20.08  $ 17.28  $17.09
                             ---------  ---------    -------  -------  ------
 .........................................................................
 INCOME FROM INVESTMENT OP-
  ERATIONS
 .........................................................................
 Net investment income            0.86       0.43#      0.89     0.91    0.02
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities and
  foreign currency related
  transactions                    0.81       2.15       1.64     2.87    0.17
                             ---------  ---------    -------  -------  ------
 .........................................................................
 Total from investment op-
  erations                        1.67       2.58       2.53     3.78    0.19
                             ---------  ---------    -------  -------  ------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment income      (0.85)     (0.46)     (0.92)   (0.98)      0
 .........................................................................
 From net realized gain on
  securities and foreign
  currency related
  transactions                   (1.59)         0          0        0       0
                             ---------  ---------    -------  -------  ------
 .........................................................................
 Total distributions             (2.44)     (0.46)     (0.92)   (0.98)      0
                             ---------  ---------    -------  -------  ------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                       $   23.04  $   23.81    $ 21.69  $ 20.08  $17.28
                             ---------  ---------    -------  -------  ------
 .........................................................................
 TOTAL RETURN+                    7.13%     12.06%     13.00%   22.40%   1.10%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)                $  54,544  $  43,977    $35,323  $14,750  $  599
 .........................................................................
 RATIOS TO AVERAGE NET AS-
  SETS:
 Total expenses                   2.25%      2.20%++    2.19%    2.11%   2.23%++
 .........................................................................
 Total expenses, excluding
  indirectly paid expenses        2.25%      2.20%++     N/A      N/A     N/A
 .........................................................................
 Total expenses, excluding
  fee waivers and expense
  reimbursements                   N/A        N/A        N/A     2.25%    N/A
 .........................................................................
 Interest expense                  N/A        N/A       0.03%     N/A     N/A
 .........................................................................
 Net investment income            3.46%      3.94%++    4.17%    4.69%   3.23%++
 .........................................................................
 PORTFOLIO TURNOVER RATE           133%        72%       168%     138%    151%
 .........................................................................
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
#  Net investment income is based on average shares outstanding during the peri-
   od.
*  For the period from January 3, 1995 (commencement of class operations) to
   January 31, 1995.
** For the six-month period ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Income and Growth Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                           Year Ended July 31,     Year Ended January 31,
                           ---------------------   --------------------------
                             1998      1997**       1997     1996     1995*
 CLASS C SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   23.81  $   21.69    $ 20.08  $ 17.27  $ 17.09
                           ---------  ---------    -------  -------  -------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income          0.87       0.44#      0.87     0.90     0.01
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          0.80       2.14       1.66     2.89     0.17
                           ---------  ---------    -------  -------  -------
 .........................................................................
 Total from investment
  operations                    1.67       2.58       2.53     3.79     0.18
                           ---------  ---------    -------  -------  -------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                       (0.85)     (0.46)     (0.92)   (0.98)       0
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (1.59)         0          0        0        0
                           ---------  ---------    -------  -------  -------
 .........................................................................
 Total distributions           (2.44)     (0.46)     (0.92)   (0.98)       0
                           ---------  ---------    -------  -------  -------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                     $   23.04  $   23.81    $ 21.69  $ 20.08  $ 17.27
                           ---------  ---------    -------  -------  -------
 .........................................................................
 TOTAL RETURN+                  7.13%     12.06%     12.90%   22.40%    1.10%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $   1,259  $     950    $   982  $   523  $    24
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 2.25%      2.20%++    2.19%    2.11%    2.22%++
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 2.25%      2.20%++     N/A      N/A      N/A
 .........................................................................
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                 N/A        N/A        N/A    13.03%     N/A
 .........................................................................
 Interest expense                N/A        N/A       0.03%     N/A      N/A
 .........................................................................
 Net investment income          3.48%      4.06%++    4.15%    4.67%    2.68%++
 .........................................................................
 PORTFOLIO TURNOVER RATE         133%        72%       168%     138%     151%
 .........................................................................

                           Year Ended July 31,      Year Ended January 31,
                           ---------------------   ---------------------------    Year Ended
                             1998      1997**       1997     1996    1995***     March 31,1994
 CLASS Y SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   23.98  $   21.81    $ 20.16  $ 17.28  $ 18.29        $20.90
                           ---------  ---------    -------  -------  -------        ------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income          1.02       0.55       1.08     1.10     0.87          1.08
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          0.89       2.16       1.66     2.87    (0.55)        (1.41)
                           ---------  ---------    -------  -------  -------        ------
 .........................................................................
 Total from investment
  operations                    1.91       2.71       2.74     3.97     0.32         (0.33)
                           ---------  ---------    -------  -------  -------        ------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                       (1.08)     (0.54)     (1.09)   (1.09)   (1.08)        (1.08)
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (1.59)         0          0        0    (0.25)        (1.20)
                           ---------  ---------    -------  -------  -------        ------
 .........................................................................
 Total distributions           (2.67)     (0.54)     (1.09)   (1.09)   (1.33)        (2.28)
                           ---------  ---------    -------  -------  -------        ------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                     $   23.22  $   23.98    $ 21.81  $ 20.16  $ 17.28        $18.29
                           ---------  ---------    -------  -------  -------        ------
 .........................................................................
 TOTAL RETURN                   8.16%     12.65%     14.10%   23.50%    1.90%        (2.10)%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (MILLIONS)               $     880  $     900    $   858  $   914  $   942        $1,065
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 .........................................................................
 Total expenses                 1.25%      1.20%++    1.18%    1.19%    1.24%++       1.18%
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 1.25%      1.20%++     N/A      N/A      N/A           N/A
 .........................................................................
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                 N/A        N/A        N/A      N/A      N/A           N/A
 .........................................................................
 Interest expense                N/A        N/A       0.03%     N/A      N/A           N/A
 .........................................................................
 Net investment income          4.46%      4.97%++    5.14%    5.70%    5.70%++       5.29%
 .........................................................................
 PORTFOLIO TURNOVER RATE         133%        72%       168%     138%     151%          106%
 .........................................................................
+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
#   Net investment income is based on average shares outstanding during the peri-
    od.
*   For the period from January 3, 1995 (commencement of class operations) to
    January 31, 1995.
**  For the six-month period ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
*** For the ten-month period ended January 31, 1995. The Fund changed its fis-
    cal year end from March 31 to January 31, effective January 31, 1995.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Small Cap Equity Income Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                             Year Ended July 31,     Year Ended December 31,
                             ----------------------  -------------------------
                                1998      1997**        1996         1995*
 CLASS A SHARES
 NET ASSET VALUE BEGINNING
  OF YEAR                    $    15.69  $  13.10    $     11.57  $      9.64
                             ----------  --------    -----------  -----------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income             0.29      0.14#          0.34         0.34
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities and
  foreign currency related
  transactions                     0.24      2.59           2.13         2.45
                             ----------  --------    -----------  -----------
 .........................................................................
 Total from investment
  operations                       0.53      2.73           2.47         2.79
                             ----------  --------    -----------  -----------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                          (0.28)    (0.13)         (0.34)       (0.37)
 .........................................................................
 From net realized gain on
  securities and foreign
  currency related
  transactions                    (0.19)    (0.01)         (0.60)       (0.49)
                             ----------  --------    -----------  -----------
 .........................................................................
 Total distributions              (0.47)    (0.14)         (0.94)       (0.86)
                             ----------  --------    -----------  -----------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                       $    15.75  $  15.69    $     13.10  $     11.57
                             ----------  --------    -----------  -----------
 .........................................................................
 TOTAL RETURN+                     3.24%    20.99%         22.00%       29.50%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)                $   54,142  $  4,239    $       336  $       216
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                    1.68%     1.71%++        1.75%        1.75%++
 .........................................................................
 Total expenses, excluding
  indirectly paid expenses         1.68%     1.70%++         N/A          N/A
 .........................................................................
 Total expenses, excluding
  fee waivers and expense
  reimbursements                    N/A      1.84%++        5.03%       24.45%++
 .........................................................................
 Net investment income             1.95%     1.88%++        3.08%        3.39%++
 .........................................................................
 PORTFOLIO TURNOVER RATE             18%       13%            50%          48%
 .........................................................................

                             Year Ended July 31,     Year Ended December 31,
                             ----------------------  -------------------------
                                1998      1997**        1996         1995*
 CLASS B SHARES
 NET ASSET VALUE BEGINNING
  OF YEAR                    $    15.64  $  13.09    $     11.57  $      9.64
                             ----------  --------    -----------  -----------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income             0.19      0.08#          0.27         0.28
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities and
  foreign currency related
  transactions                     0.22      2.57           2.11         2.43
                             ----------  --------    -----------  -----------
 .........................................................................
 Total from investment
  operations                       0.41      2.65           2.38         2.71
                             ----------  --------    -----------  -----------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                          (0.19)    (0.09)         (0.26)       (0.29)
 .........................................................................
 From net realized gain on
  securities and foreign
  currency related
  transactions                    (0.19)    (0.01)         (0.60)       (0.49)
                             ----------  --------    -----------  -----------
 .........................................................................
 Total distributions              (0.38)    (0.10)         (0.86)       (0.78)
                             ----------  --------    -----------  -----------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                       $    15.67  $  15.64    $     13.09  $     11.57
                             ----------  --------    -----------  -----------
 .........................................................................
 TOTAL RETURN+                     2.49%    20.37%         21.10%       28.70%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)                $  130,191  $  9,462    $       692  $       266
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                    2.43%     2.46%++        2.50%        2.50%++
 .........................................................................
 Total expenses, excluding
  indirectly paid expenses         2.42%     2.45%++         N/A          N/A
 .........................................................................
 Total expenses, excluding
  fee waivers and expense
  reimbursements                    N/A      2.59%          5.72%       20.90%++
 .........................................................................
 Net investment income             1.20%     1.12%++        2.39%        2.67%++
 .........................................................................
PORTFOLIO TURNOVER RATE             18%       13%            50%          48%
 .........................................................................
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
#  Net investment income is based on average shares outstanding during the peri-
   od.
*  For the period from January 3, 1995 (commencement of class operations) to De-
   cember 31, 1995.
** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Small Cap Equity Income Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                             Year Ended        Year Ended
                                              July 31,        December 31,
                                           ---------------    --------------
                                            1998    1997**     1996   1995*
 CLASS C SHARES
 NET ASSET VALUE BEGINNING OF YEAR         $ 15.63  $13.09    $11.56  $ 9.74
                                           -------  ------    ------  ------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                        0.19    0.10#     0.28    0.28
 .........................................................................
 Net realized and unrealized gains or
  losses on securities and foreign
  currency related transactions               0.22    2.54      2.10    2.33
                                           -------  ------    ------  ------
 .........................................................................
 Total from investment operations             0.41    2.64      2.38    2.61
                                           -------  ------    ------  ------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment income                  (0.19)  (0.09)    (0.25)  (0.30)
 .........................................................................
 From net realized gain on securities and
  foreign currency related transactions      (0.19)  (0.01)    (0.60)  (0.49)
                                           -------  ------    ------  ------
 .........................................................................
 Total distributions                         (0.38)  (0.10)    (0.85)  (0.79)
                                           -------  ------    ------  ------
 .........................................................................
 NET ASSET VALUE END OF YEAR               $ 15.66  $15.63    $13.09  $11.56
                                           -------  ------    ------  ------
 .........................................................................
 TOTAL RETURN+                                2.49%  20.30%    21.10%  27.30%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR (THOUSANDS)        $26,197  $2,770    $   56  $   24
 .........................................................................
 RATIOS TO AVERAGE NET ASSETS:
 Total expenses                               2.43%   2.45%++   2.50%   2.50%++
 .........................................................................
 Total expenses, excluding indirectly
  paid expenses                               2.42%   2.44%++    N/A     N/A
 .........................................................................
 Total expenses, excluding fee waivers
  and expense reimbursements                   N/A    2.58%++   5.77% 187.29%++
 .........................................................................
 Net investment income                        1.20%   1.20%++   2.33%   2.63%++
 .........................................................................
 PORTFOLIO TURNOVER RATE                        18%     13%       50%     48%
 .........................................................................

                           Year Ended July 31,       Year Ended December 31,
                           ---------------------   ----------------------------------
                             1998      1997**       1996    1995      1994    1993***
 CLASS Y SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   15.71  $   13.12    $11.58  $ 9.70    $10.15   $10.00
                           ---------  ---------    ------  ------    ------   ------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income          0.34       0.19#     0.38    0.38      0.34     0.10
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          0.24       2.56      2.13    2.38     (0.41)    0.15
                           ---------  ---------    ------  ------    ------   ------
 .........................................................................
 Total from investment
  operations                    0.58       2.75      2.51    2.76     (0.07)    0.25
                           ---------  ---------    ------  ------    ------   ------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                       (0.33)     (0.15)    (0.37)  (0.38)    (0.33)   (0.10)
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (0.19)     (0.01)    (0.60)  (0.50)    (0.05)       0
                           ---------  ---------    ------  ------    ------   ------
 .........................................................................
 Total distributions           (0.52)     (0.16)    (0.97)  (0.88)    (0.38)   (0.10)
                           ---------  ---------    ------  ------    ------   ------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                     $   15.77  $   15.71    $13.12  $11.58    $ 9.70   $10.15
                           ---------  ---------    ------  ------    ------   ------
 .........................................................................
 TOTAL RETURN                   3.57%     21.09%    22.40%  29.10%    (0.70%)   2.50%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $  96,556  $  42,374    $8,592  $4,806    $3,613   $2,236
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 1.39%      1.39%++   1.50%   1.50%++   1.48%    0.00%
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 1.39%      1.38%++    N/A     N/A       N/A      N/A
 .........................................................................
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                 N/A       1.59%     4.75%   4.34%++   4.68%    4.39%
+ Initial sales charge or contingent deferred sales charge is not reflected.
 .........................................................................
++ Annualized.
 Net investment income          2.23%      2.39%++   3.36%   3.56%++   3.72%    4.07%
# Net investment income is based on average shares outstanding during the peri-
  od.
 .........................................................................
 PORTFOLIO TURNOVER RATE          18%        13%       50%     48%        9%      15%
* For the period from January 24, 1995 (commencement of class operations) to
  December 31, 1995.
 .........................................................................

** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*** For the period from October 1, 1993 (commencement of class operations) to December 31, 1993.

                  See Combined Notes to Financial Statements.

                                  EVERGREEN
                                 Utility Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                           Year Ended July 31,     Year Ended December 31,
                           ---------------------   --------------------------
                             1998      1997**       1996      1995     1994*
 CLASS A SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   11.45  $   10.57    $ 10.80  $   9.00  $ 10.00
                           ---------  ---------    -------  --------  -------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income          0.43       0.25       0.41      0.44     0.45
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          1.44       0.87       0.05      2.25    (1.01)
                           ---------  ---------    -------  --------  -------
 Total from investment
  operations                    1.87       1.12       0.46      2.69    (0.56)
                           ---------  ---------    -------  --------  -------
 .........................................................................
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (1.12)         0      (0.28)    (0.45)       0
                           ---------  ---------    -------  --------  -------
 From net investment
  income                       (0.44)     (0.24)     (0.41)    (0.44)   (0.44)
 .........................................................................
 Total distributions           (1.56)     (0.24)     (0.69)    (0.89)   (0.44)
                           ---------  ---------    -------  --------  -------
 NET ASSET VALUE END OF
  YEAR                     $   11.76  $   11.45    $ 10.57  $  10.80  $  9.00
                           ---------  ---------    -------  --------  -------
 .........................................................................
 .........................................................................
 .........................................................................
 TOTAL RETURN+                 17.30%     10.72%      4.40%    30.70%   (5.60%)
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $  95,300  $  91,638    $96,243  $107,872  $ 4,190
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 0.99%      1.00%++    0.87%     0.79%    0.53%++
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 0.99%      0.99%++     N/A       N/A      N/A
 .........................................................................
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                1.14%      1.19%++    1.15%     1.18%    1.43%++
 .........................................................................
 Net investment income          3.58%      3.85%++    3.87%     4.51%    5.07%++
 .........................................................................
 PORTFOLIO TURNOVER RATE          62%        50%        59%       88%      23%
 .........................................................................
 CLASS B SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   11.46  $   10.58    $ 10.81  $   9.00  $ 10.00
                           ---------  ---------    -------  --------  -------

                           Year Ended July 31,     Year Ended December 31,
                           ---------------------   --------------------------
                             1998      1997**       1996      1995     1994*
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          1.44       0.87       0.05      2.26    (1.01)
                           ---------  ---------    -------  --------  -------
 Total from investment
  operations                    1.78       1.07       0.38      2.63    (0.62)
                           ---------  ---------    -------  --------  -------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income          0.34       0.20       0.33      0.37     0.39
 From net realized gain
  on securities and
  foreign currency
  related transactions         (1.12)         0      (0.28)    (0.45)       0
                           ---------  ---------    -------  --------  -------
 .........................................................................
 Total distributions           (1.48)     (0.19)     (0.61)    (0.82)   (0.38)
                           ---------  ---------    -------  --------  -------
 NET ASSET VALUE END OF
  YEAR                     $   11.76  $   11.46    $ 10.58  $  10.81  $  9.00
                           ---------  ---------    -------  --------  -------
 .........................................................................
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                       (0.36)     (0.19)     (0.33)    (0.37)   (0.38)
 .........................................................................
 .........................................................................
 .........................................................................
 .........................................................................
 TOTAL RETURN+                 16.31%     10.21%      3.60%    29.90%   (6.20%)
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $  43,776  $  36,738    $38,511  $ 35,662  $28,792
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 1.74%      1.75%++    1.62%     1.53%    1.27%++
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 1.74%      1.74%++     N/A       N/A      N/A
 .........................................................................
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                1.88%      1.94%++    1.89%     1.93%    2.11%++
 .........................................................................
 Net investment income          2.82%      3.10%++    3.12%     3.78%    4.19%++
 .........................................................................
 PORTFOLIO TURNOVER RATE          62%        50%        59%       88%      23%
 .........................................................................

+ Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
* For the period from January 4, 1994 (commencement of class operations) to De-cember 31, 1994.
** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Utility Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                           Year Ended July 31,     Year Ended December 31,
                           ---------------------   ---------------------------
                             1998      1997**       1996     1995     1994*
 CLASS C SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   11.46  $   10.58    $ 10.82  $  9.01  $  9.33
                           ---------  ---------    -------  -------  -------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income          0.34       0.20       0.33     0.37     0.12
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          1.44       0.87       0.04     2.26    (0.33)
                           ---------  ---------    -------  -------  -------
 Total from investment
  operations                    1.78       1.07       0.37     2.63    (0.21)
                           ---------  ---------    -------  -------  -------
 .........................................................................
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (1.12)         0      (0.28)   (0.45)       0
                           ---------  ---------    -------  -------  -------
 From net investment
  income                       (0.36)     (0.19)     (0.33)   (0.37)   (0.11)
 .........................................................................
 Total distributions           (1.48)     (0.19)     (0.61)   (0.82)   (0.11)
                           ---------  ---------    -------  -------  -------
 NET ASSET VALUE END OF
  YEAR                     $   11.76  $   11.46    $ 10.58  $ 10.82  $  9.01
                           ---------  ---------    -------  -------  -------
 .........................................................................
 .........................................................................
 .........................................................................
 TOTAL RETURN+                 16.31%     10.21%      3.50%   29.80%  (2.20%)
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $     486  $     379    $   396  $   246  $   128
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 .........................................................................
 Total expenses                 1.74%      1.75%++    1.63%    1.54%    1.94%++
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 1.74%      1.74%++     N/A      N/A      N/A
 .........................................................................
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                1.88%      1.94%++    1.90%    1.93%    2.78%++
 .........................................................................
 Net investment income          2.82%      3.10%++    3.13%    3.76%    3.96%++
 .........................................................................
 PORTFOLIO TURNOVER RATE          62%        50%        59%      88%      23%
 .........................................................................
 NET ASSET VALUE
  BEGINNING OF YEAR        $   11.46  $   10.58    $ 10.82  $  9.00  $  9.51
                           ---------  ---------    -------  -------  -------

                           Year Ended July 31,     Year Ended December 31,
                           ---------------------   ---------------------------
                             1998      1997**       1996     1995    1994***
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          1.45       0.88       0.03     2.27    (0.50)
                           ---------  ---------    -------  -------  -------
 CLASS Y SHARES
 Total from investment
  operations                    1.91       1.13       0.47     2.74    (0.13)
                           ---------  ---------    -------  -------  -------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (1.12)         0      (0.28)   (0.45)       0
                           ---------  ---------    -------  -------  -------
 Net investment income          0.46       0.25       0.44     0.47     0.37
 .........................................................................
 Total distributions           (1.60)     (0.25)     (0.71)   (0.92)   (0.38)
                           ---------  ---------    -------  -------  -------
 NET ASSET VALUE END OF
  YEAR                     $   11.77  $   11.46    $ 10.58  $ 10.82  $  9.00
                           ---------  ---------    -------  -------  -------
 .........................................................................
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                       (0.48)     (0.25)     (0.43)   (0.47)   (0.38)
 .........................................................................
 .........................................................................
 .........................................................................
 .........................................................................
 TOTAL RETURN                  17.60%     10.85%      4.50%   31.30%  (1.60%)
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $   1,695  $   1,627    $ 2,000  $ 7,791  $ 5,201
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 .........................................................................
 Total expenses                 0.74%      0.74%++    0.61%    0.54%    0.40%++
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 0.74%      0.73%++     N/A      N/A      N/A
 .........................................................................
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                0.89%      0.94%++    0.89%    0.93%    1.24%++
 .........................................................................
 Net investment income          3.82%      4.06%++    4.01%    4.76%    4.93%++
 .........................................................................
 PORTFOLIO TURNOVER RATE          62%        50%        59%      88%      23%
 .........................................................................

+ Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
* For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*** For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Value Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                           Year Ended July 31,          Year Ended December 31,
                           ---------------------   -------------------------------------
                             1998      1997**        1996      1995      1994     1993
 CLASS A SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   24.64  $   20.57    $  20.45  $  16.62  $  17.63  $ 17.11
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .............................................................................................
 Net investment income          0.26       0.21        0.38      0.55      0.52     0.47
 .............................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          2.00       4.05        3.49      4.69     (0.20)    1.10
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 Total from investment
  operations                    2.26       4.26        3.87      5.24      0.32     1.57
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 LESS DISTRIBUTIONS
 .............................................................................................
 From net investment
  income                       (0.29)     (0.19)      (0.41)    (0.51)    (0.51)   (0.47)
 .............................................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (4.38)         0       (3.34)    (0.90)    (0.82)   (0.58)
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 Total distributions           (4.67)     (0.19)      (3.75)    (1.41)    (1.33)   (1.05)
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 NET ASSET VALUE END OF
  YEAR                     $   22.23  $   24.64    $  20.57  $  20.45  $  16.62  $ 17.63
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 TOTAL RETURN+                  9.55%     20.78%      18.90%    31.80%     1.90%    9.30%
 .............................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................................
 NET ASSETS END OF YEAR
  (MILLIONS)               $     476  $     392    $    328  $    292  $    189  $   190
 .............................................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 1.01%      0.92%++     0.91%     0.90%     0.93%    0.99%
 .............................................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 1.01%      0.92%++      N/A       N/A       N/A      N/A
 .............................................................................................
 Net investment income          1.04%      1.66%++     1.77%     2.78%     2.96%    2.63%
 .............................................................................................
 PORTFOLIO TURNOVER RATE          69%         6%         91%       53%       70%      46%
 .............................................................................................

                           Year Ended July 31,          Year Ended December 31,
                           ---------------------   -------------------------------------
                             1998      1997**        1996      1995      1994     1993*
 CLASS B SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   24.63  $   20.58    $  20.45  $  16.62  $  17.63  $ 17.24
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .............................................................................................
 Net investment income          0.08       0.12        0.22      0.39      0.42     0.35
 .............................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          1.99       4.03        3.50      4.70     (0.20)    1.01
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 Total from investment
  operations                    2.07       4.15        3.72      5.09      0.22     1.36
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 LESS DISTRIBUTIONS
 .............................................................................................
 From net investment
  income                       (0.12)     (0.10)      (0.25)    (0.36)    (0.41)   (0.39)
 .............................................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (4.38)         0       (3.34)    (0.90)    (0.82)   (0.58)
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
Total distributions           (4.50)     (0.10)      (3.59)    (1.26)    (1.23)   (0.97)
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 NET ASSET VALUE END OF
  YEAR                     $   22.20  $   24.63    $  20.58  $  20.45  $  16.62  $ 17.63
                           ---------  ---------    --------  --------  --------  -------
 .............................................................................................
 TOTAL RETURN+                  8.73%     20.23%      18.10%    30.90%     1.30%    8.00%
 .............................................................................................
 RATIOS/SUPPLEMENTAL DATA
 .............................................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $ 326,459  $ 276,256    $197,411  $141,072  $104,297  $59,953
 .............................................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 1.76%      1.67%++     1.66%     1.65%     1.53%    1.48%++
 Total expenses,
  excluding indirectly
  paid expenses                 1.76%      1.67%++      N/A       N/A       N/A      N/A
 .............................................................................................
 Net investment income          0.30%      0.92%++     1.01%     2.04%     2.36%    2.09%++
 .............................................................................................
 PORTFOLIO TURNOVER RATE          69%         6%         91%       53%       70%      46%
 .............................................................................................
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
*  For the period from February 2, 1993 (commencement of class operations) to
   December 31, 1993.
** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Value Fund

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                           Year Ended July 31,     Year Ended December 31,
                           ---------------------   --------------------------
                             1998      1997**       1996     1995     1994*
 CLASS C SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   24.61  $   20.56    $ 20.44  $ 16.61  $ 18.28
                           ---------  ---------    -------  -------  -------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income          0.10       0.12       0.22     0.39     0.19
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          1.97       4.03       3.50     4.70    (0.81)
                           ---------  ---------    -------  -------  -------
 .........................................................................
 Total from investment
  operations                    2.07       4.15       3.72     5.09    (0.62)
                           ---------  ---------    -------  -------  -------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                       (0.12)     (0.10)     (0.26)   (0.36)   (0.23)
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (4.38)         0      (3.34)   (0.90)   (0.82)
                           ---------  ---------    -------  -------  -------
 .........................................................................
 Total distributions           (4.50)     (0.10)     (3.60)   (1.26)   (1.05)
                           ---------  ---------    -------  -------  -------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                     $   22.18  $   24.61    $ 20.56  $ 20.44  $ 16.61
                           ---------  ---------    -------  -------  -------
 .........................................................................
 TOTAL RETURN+                  8.74%     20.25%     18.10%   30.90%   (3.40%)
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $   5,125  $   2,507    $ 1,458  $   811  $   485
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 1.76%      1.66%++    1.67%    1.65%    1.68%++
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 1.76%      1.66%++     N/A      N/A      N/A
 .........................................................................
 Net investment income          0.29%      0.94%++    1.00%    2.03%    2.16%++
 .........................................................................

 PORTFOLIO TURNOVER RATE          69%         6%        91%      53%      70%
 .........................................................................

                           Year Ended July 31,       Year Ended December 31,
                           ---------------------   ------------------------------
                             1998      1997**       1996    1995    1994    1993
 CLASS Y SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   24.64  $   20.57    $20.45  $16.61  $17.63  $17.11
                           ---------  ---------    ------  ------  ------  ------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income          0.35       0.25      0.44    0.57    0.56    0.52
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          1.97       4.03      3.49    4.72   (0.20)   1.12
                           ---------  ---------    ------  ------  ------  ------
 Total from investment
  operations                    2.32       4.28      3.93    5.29    0.36    1.64
                           ---------  ---------    ------  ------  ------  ------
 .........................................................................
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (4.38)         0     (3.34)  (0.90)  (0.82)  (0.58)
                           ---------  ---------    ------  ------  ------  ------
 From net investment
  income                       (0.35)     (0.21)    (0.47)  (0.55)  (0.56)  (0.54)
 .........................................................................
 Total distributions           (4.73)     (0.21)    (3.81)  (1.45)  (1.38)  (1.12)
                           ---------  ---------    ------  ------  ------  ------
 NET ASSET VALUE END OF
  YEAR                     $   22.23  $   24.64    $20.57  $20.45  $16.61  $17.63
                           ---------  ---------    ------  ------  ------  ------
 .........................................................................
 .........................................................................
 .........................................................................
 TOTAL RETURN                   9.79%     20.93%    19.20%  32.20%   2.10%   9.70%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (MILLIONS)               $     183  $   1,149    $  996  $  761  $  507  $  463
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 0.70%      0.67%++   0.66%   0.65%   0.68%   0.65%
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 0.70%      0.67%++    N/A     N/A     N/A     N/A
 .........................................................................
 Net investment income          1.47%      1.91%++   2.02%   3.02%   3.21%   2.98%
 .........................................................................
 PORTFOLIO TURNOVER RATE          69%         6%       91%     53%     70%     46%
 .........................................................................
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
*  For the period from September 2, 1994 (commencement of class operations) to
   December 31, 1994.
** For the seven-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Fund for Total Return

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                           Year Ended July 31,          Year Ended November 30,
                           ----------------------   -----------------------------------
                              1998      1997**       1996     1995     1994      1993*
 CLASS A SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $    20.69  $   17.33    $ 13.83  $ 11.75  $ 12.31   $ 12.06
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income           0.21       0.18       0.26     0.25     0.24      0.21
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           2.46       3.34       3.83     2.80    (0.56)     1.31
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 Total from investment
  operations                     2.67       3.52       4.09     3.05    (0.32)     1.52
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                        (0.19)     (0.16)     (0.26)   (0.32)   (0.24)    (0.24)
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions          (1.52)         0      (0.33)   (0.65)       0     (1.03)
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 Total distributions            (1.71)     (0.16)     (0.59)   (0.97)   (0.24)    (1.27)
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                     $    21.65  $   20.69    $ 17.33  $ 13.83  $ 11.75   $ 12.31
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 TOTAL RETURN+                  13.85%     20.40%     29.83%   26.57%   (2.65%)   12.67%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $   52,667  $  47,812    $40,487  $27,037  $23,162   $26,367
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 .........................................................................
 Total expenses                  1.21%      1.24%++    1.41%    1.69%    1.59%     1.85%
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                  1.21%      1.22%++    1.39%     N/A      N/A       N/A
 .........................................................................
 Net investment income           1.01%      1.46%++    1.66%    1.94%    1.93%     1.63%
 .........................................................................
 PORTFOLIO TURNOVER RATE           66%        41%        41%      77%      57%       92%
 .........................................................................

                           Year Ended July 31,          Year Ended November 30,
                           ----------------------   -----------------------------------
                              1998      1997**       1996     1995     1994      1993*
 CLASS B SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $    20.63  $   17.31    $ 13.84  $ 11.77  $ 12.32   $ 12.65
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income           0.06       0.09       0.15     0.15     0.15      0.10
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           2.45       3.31       3.80     2.82    (0.56)     0.74
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 Total from investment
  operations                     2.51       3.40       3.95     2.97    (0.41)     0.84
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                        (0.06)     (0.08)     (0.15)   (0.25)   (0.14)    (0.14)
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions          (1.52)         0      (0.33)   (0.65)       0     (1.03)
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 Total distributions            (1.58)     (0.08)     (0.48)   (0.90)   (0.14)    (1.17)
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                     $    21.56  $   20.63    $ 17.31  $ 13.84  $ 11.77   $ 12.32
                           ----------  ---------    -------  -------  -------   -------
 .........................................................................
 TOTAL RETURN+                  13.01%     19.68%     28.73%   25.59%   (3.36%)    6.68%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $  105,748  $  94,309    $43,526  $20,605  $ 7,314   $ 4,283
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 .........................................................................
 Total expenses                  1.97%      2.02%++    2.18%    2.47%    2.31%     2.64%++
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                  1.97%      2.00%++    2.16%    2.46%     N/A       N/A
 .........................................................................
 Net investment income           0.25%      0.58%++    0.88%    1.06%    1.27%     0.84%++
 .........................................................................
 PORTFOLIO TURNOVER RATE           66%        41%        41%      77%      57%       92%
 .........................................................................
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
*  For the period from February 1, 1993 (commencement of class operations) to
   December 31, 1993.
** For the eight-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Fund for Total Return

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                           Year Ended July 31,       Year Ended November 30,
                           ---------------------   --------------------------------
                             1998      1997**       1996     1995    1994    1993*
 CLASS C SHARES
 NET ASSET VALUE
  BEGINNING OF YEAR        $   20.65  $   17.32    $ 13.85  $11.78  $12.33   $12.65
                           ---------  ---------    -------  ------  ------   ------
 .........................................................................
 INCOME FROM INVESTMENT
  OPERATIONS
 .........................................................................
 Net investment income          0.05       0.09       0.14    0.16    0.15     0.10
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          2.46       3.32       3.81    2.81   (0.56)    0.75
                           ---------  ---------    -------  ------  ------   ------
 .........................................................................
 Total from investment
  operations                    2.51       3.41       3.95    2.97   (0.41)    0.85
                           ---------  ---------    -------  ------  ------   ------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment
  income                       (0.06)     (0.08)     (0.15)  (0.25)  (0.14)   (0.14)
 .........................................................................
 From net realized gain
  on securities and
  foreign currency
  related transactions         (1.52)         0      (0.33)  (0.65)      0    (1.03)
                           ---------  ---------    -------  ------  ------   ------
 .........................................................................
 Total distributions           (1.58)     (0.08)     (0.48)  (0.90)  (0.14)   (1.17)
                           ---------  ---------    -------  ------  ------   ------
 .........................................................................
 NET ASSET VALUE END OF
  YEAR                     $   21.58  $   20.65    $ 17.32  $13.85  $11.78   $12.33
                           ---------  ---------    -------  ------  ------   ------
 .........................................................................
 TOTAL RETURN+              12.99%        19.73%     28.71%  25.57%  (3.36%)   6.76%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 .........................................................................
 NET ASSETS END OF YEAR
  (THOUSANDS)              $  20,851  $  21,125    $14,562  $9,503  $5,968   $5,030
 .........................................................................
 RATIOS TO AVERAGE NET
  ASSETS:
 Total expenses                 1.97%      2.01%++    2.17%   2.47%   2.34%    2.64%++
 .........................................................................
 Total expenses,
  excluding indirectly
  paid expenses                 1.97%      1.99%++    2.15%   2.44%    N/A      N/A
 .........................................................................
 Net investment income          0.25%      0.66%++    0.89%   1.16%   1.21%    0.83%++
 .........................................................................
 PORTFOLIO TURNOVER RATE          66%        41%        41%     77%     57%      92%
 .........................................................................

                                                      Year Ended July 31,
                                                      -----------------------
                                                        1998       1997***

 CLASS Y SHARES
 NET ASSET VALUE BEGINNING OF YEAR                    $   20.62   $   17.74
                                                      ---------   ---------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                                     0.24        0.18
 .........................................................................
 Net realized and unrealized gains or losses on
  securities and foreign currency related
  transactions                                             2.51        2.86
                                                      ---------   ---------
 .........................................................................
 Total from investment operations                          2.75        3.04
                                                      ---------   ---------
 .........................................................................
 LESS DISTRIBUTIONS
 .........................................................................
 From net investment income                               (0.24)      (0.16)
 .........................................................................
 From net realized gain on securities and foreign
  currency related transactions                           (1.52)          0
                                                      ---------   ---------
 .........................................................................
 Total distributions                                      (1.76)      (0.16)
                                                      ---------   ---------
 .........................................................................
 NET ASSET VALUE END OF YEAR                          $   21.61   $   20.62
                                                      ---------   ---------
 .........................................................................
 TOTAL RETURN                                             14.29%      17.22 %
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR (THOUSANDS)                   $     111   $      93
 .........................................................................
 RATIOS TO AVERAGE NET ASSETS:
 Total expenses                                            0.93 %      1.34 %++
 .........................................................................
 Total expenses, excluding indirectly paid expenses        0.93 %      1.34 %++
 .........................................................................
 Net investment income                                     1.31 %      0.79 %++
 .........................................................................
 PORTFOLIO TURNOVER RATE                                     66 %        41 %
 .........................................................................

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from February 1, 1993 (commencement of class operations) to November 30, 1993.
** For the eight-month period ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*** For the period from January 13, 1997 (commencement of class operations) to July 31, 1997.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Blue Chip Fund

                            SCHEDULE OF INVESTMENTS
                                 July 31, 1998

   Shares                                                              Value

 COMMON STOCKS - 85.5%
             AUTOMOTIVE EQUIPMENT & MANUFACTURING - 2.5%
      72,300 Chrysler Corp. .....................................   $  4,279,256
      55,000 Ford Motor Co. .....................................      3,131,563
      50,000 *Lear Corp. ........................................      2,653,125
                                                                    ------------
                                                                      10,063,944
                                                                    ------------
             BANKS - 5.8%
      50,000 BankAmerica Corp. ..................................      4,487,500
      63,000 BankBoston Corp. ...................................      3,047,625
      45,000 Fleet Financial Group, Inc. ........................      3,867,187
      65,000 Mellon Bank Corp. ..................................      4,379,375
     180,000 North Fork Bancorp, Inc. ...........................      4,387,500
      30,000 PNC Bank Corp. .....................................      1,618,125
      60,000 TCF Financial Corp. ................................      1,732,500
                                                                    ------------
                                                                      23,519,812
                                                                    ------------
             BUILDING, CONSTRUCTION & FURNISHINGS - 1.0%
      97,000 Home Depot, Inc. ...................................      4,061,875
                                                                    ------------
             BUSINESS EQUIPMENT &
              SERVICES - 1.1%
      40,000 Xerox Corp. ........................................      4,222,500
                                                                    ------------
             CAPITAL GOODS - 0.1%
      12,000 Deere & Co. ........................................        482,250
                                                                    ------------
             CHEMICAL & AGRICULTURAL
              PRODUCTS - 0.6%
      45,000 Monsanto Co. .......................................      2,548,125
                                                                    ------------
             COMMUNICATION SYSTEMS & SERVICES - 2.2%
      40,000 *Cisco Systems, Inc. ...............................      3,831,250
      96,500 *WorldCom, Inc. ....................................      5,093,391
                                                                    ------------
                                                                       8,924,641
                                                                    ------------
             CONSUMER PRODUCTS &
              SERVICES - 3.7%
      28,500 Colgate-Palmolive Co. ..............................      2,634,469
      58,000 Gillette Co. .......................................      3,037,750
      75,000 Procter & Gamble Co. ...............................      5,953,125
     150,800 Stewart Enterprises, Inc. Cl. A.....................      3,425,987
                                                                    ------------
                                                                      15,051,331
                                                                    ------------
             DIVERSIFIED COMPANIES - 1.2%
      80,000 Tyco International Ltd. ............................      4,955,000
                                                                    ------------
             ELECTRICAL EQUIPMENT &
              SERVICES - 3.5%
     149,500 General Electric Co. ...............................     13,352,219
       9,000 Honeywell, Inc. ....................................        754,312
                                                                    ------------
                                                                      14,106,531
                                                                    ------------
             ENVIRONMENTAL SERVICES - 1.0%
     162,500 *Republic Services, Inc. ...........................      4,062,500
                                                                    ------------
             FINANCE & INSURANCE - 11.7%
      35,000 American International Group, Inc...................      5,278,437
      64,414 Associates First Capital Corp.
              Cl. A..............................................      5,004,163
      45,000 CIGNA Corp. ........................................      2,972,813

   Shares                                                              Value

 COMMON STOCKS - CONTINUED
             FINANCE & INSURANCE - CONTINUED
      92,500 Federal National Mortgage Association...............   $  5,735,000
     143,800 Greenpoint Financial Corp. .........................      5,707,062
      65,000 Hartford Life, Inc. Cl. A...........................      3,761,875
      40,000 Lincoln National Corp. .............................      3,830,000
      29,000 Morgan Stanley, Dean Witter, Discover & Co. ........      2,524,813
      31,500 PMI Group, Inc. ....................................      2,134,125
      80,000 SLM Holding Corp. ..................................      3,700,000
      96,000 Travelers Group, Inc. ..............................      6,432,000
                                                                    ------------
                                                                      47,080,288
                                                                    ------------
             FOOD & BEVERAGE PRODUCTS - 1.8%
      90,500 Coca Cola Co. ......................................      7,302,219
                                                                    ------------
             HEALTHCARE PRODUCTS &
              SERVICES - 13.1%
     170,000 American Home Products Corp. .......................      8,755,000
      57,000 Bristol-Myers Squibb Co. ...........................      6,494,437
     100,400 HBO & Co. ..........................................      2,958,663
     150,000 *Health Management Associates, Inc. Cl. A...........      3,525,000
      60,000 *HEALTHSOUTH Corp. .................................      1,507,500
      55,000 Johnson & Johnson...................................      4,248,750
      82,900 Medtronic, Inc. ....................................      5,134,619
      58,500 Merck & Co., Inc. ..................................      7,213,781
      46,000 Pfizer, Inc. .......................................      5,060,000
     132,000 Pharmacia & Upjohn, Inc. ...........................      6,253,500
      25,000 *Steris Corp. ......................................      1,528,125
                                                                    ------------
                                                                      52,679,375
                                                                    ------------
             INFORMATION SERVICES & TECHNOLOGY - 10.2%
      86,000 *BMC Software, Inc. ................................      4,238,187
     100,500 *EMC Corp. .........................................      4,924,500
      50,000 *Gateway 2000, Inc. ................................      2,700,000
      51,300 Intel Corp. ........................................      4,330,041
      41,000 International Business Machines Corp. ..............      5,432,500
     102,600 *Microsoft Corp. ...................................     11,282,794
      85,000 *Peoplesoft, Inc. ..................................      3,192,812
     105,000 *Sun Microsystems, Inc. ............................      4,957,969
                                                                    ------------
                                                                      41,058,803
                                                                    ------------
             LEISURE & TOURISM - 2.3%
      96,000 Disney Walt Co. ....................................      3,306,000
      40,000 Royal Caribbean Cruises Ltd. .......................      2,972,500
      82,500 Seagram Co. Ltd. ...................................      3,031,875
                                                                    ------------
                                                                       9,310,375
                                                                    ------------
             OIL/ENERGY - 8.1%
     100,000 Anadarko Petroleum Corp. ...........................      3,431,250
      92,000 British Petroleum Plc, ADR..........................      7,383,000
      86,000 Exxon Corp. ........................................      6,030,750
      40,000 Mobil Corp. ........................................      2,790,000
      92,000 Royal Dutch Petroleum Co. ..........................      4,692,000
     137,100 Texaco, Inc. .......................................      8,337,394
                                                                    ------------
                                                                      32,664,394
                                                                    ------------

                                   EVERGREEN
                                Blue Chip Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998

   Shares                                                              Value

 COMMON STOCKS - CONTINUED
             PUBLISHING, BROADCASTING & ENTERTAINMENT - 4.7%
     117,500 CBS Corp. ..........................................   $  3,987,656
      25,000 *Clear Channel Communications, Inc. ................      1,404,688
      23,100 *Tele Communications, Inc. .........................        963,703
      35,000 Time Warner, Inc. ..................................      3,152,187
      75,500 *Viacom, Inc. Cl. B.................................      5,171,750
     120,000 *World Color Press, Inc. ...........................      4,087,500
                                                                    ------------
                                                                      18,767,484
                                                                    ------------
             REAL ESTATE - 1.2%
     112,504 Equity Office Properties Trust REIT.................      2,798,537
      80,000 First Industrial Realty Trust, Inc. REIT............      2,210,000
                                                                    ------------
                                                                       5,008,537
                                                                    ------------
             RETAILING & WHOLESALE - 6.0%
     119,500 *Borders Group Inc. ................................      3,749,312
      52,000 *Costco Companies, Inc. ............................      2,952,625
     101,600 CVS Corp. ..........................................      4,165,600
      64,600 Dayton Hudson Corp. ................................      3,088,688
      63,125 Dollar General Corp. ...............................      2,588,125
      52,500 Pier 1 Imports, Inc. ...............................        817,031
     108,000 Wal-Mart Stores, Inc. ..............................      6,817,500
                                                                    ------------
                                                                      24,178,881
                                                                    ------------
             UTILITIES - TELEPHONE - 3.7%
      60,000 Ameritech Corp. ....................................      2,951,250
      66,100 AT&T Corp. .........................................      4,007,313
      70,000 GTE Corp. ..........................................      3,806,250
      75,000 U.S. West, Inc. ....................................      4,003,125
                                                                    ------------
                                                                      14,767,938
                                                                    ------------
             Total Common Stocks
              (cost $260,296,892)................................    344,816,803
                                                                    ------------

* Non-income producing securities.
(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued inter-est at July 31, 1998.
144A Securities that may be resold to "qualified institutional buyers" under Rule 144A of the securities act of 1933. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

SUMMARY OF ABBREVIATIONS:
ADR  American Depository Receipts
REIT Real Estate Investment Trust

   Shares                                                             Value

 CONVERTIBLE PREFERRED - 1.0%
             FINANCE & INSURANCE - 1.0%
      70,000 Newell Financial Trust I
              5.25%, 144A.......................................   $  4,165,000
                                                                   ------------
             Total Convertible Preferred
              (cost $3,556,250).................................      4,165,000
                                                                   ------------
  Principal
   Amount

 CONVERTIBLE DEBENTURES - 0.0%
             IRON & STEEL - 0.0%
 $   110,000 Compania Vale do Rio Doce Navegacao SA
              1.00%, 12/31/99...................................   $          9
                                                                   ------------
             Total Convertible Debentures
              (cost $0).........................................              9
                                                                   ------------
 REPURCHASE AGREEMENT - 8.5%
  34,092,000 Keystone Joint Repurchase Agreement, Investments in
              repurchase agreements, in a joint trading account
              purchased
              7/31/98, 5.65% maturing 8/3/98, maturity value
              $34,108,052
              (cost $34,092,000) (a)............................     34,092,000
                                                                   ------------

             TOTAL INVESTMENTS -
              (COST $297,945,142).........................    95.0%  383,073,812
             OTHER ASSETS AND
              LIABILITIES - NET...........................     5.0    20,334,253
                                                             -----  ------------
             NET ASSETS...................................   100.0% $403,408,065
                                                             =====  ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Fund

                            SCHEDULE OF INVESTMENTS
                                 July 31, 1998

   Shares                                                             Value

 COMMON STOCKS - 81.6%
             AEROSPACE & DEFENSE - 0.5%
     282,000 Boeing Co. .......................................   $   10,945,125
                                                                  --------------
             AUTOMOTIVE EQUIPMENT & MANUFACTURING - 0.5%
      50,000 Ford Motor Co. ...................................        2,846,875
     430,000 Meritor Automotive, Inc. .........................        8,707,500
                                                                  --------------
                                                                      11,554,375
                                                                  --------------
             BANKS - 9.1%
     131,850 AmSouth Bancorp...................................        5,232,797
      15,600 Astoria Financial Corp. ..........................          781,950
     130,284 Banc One Corp. ...................................        6,734,054
      80,000 Bank of New York Co., Inc. .......................        5,120,000
      16,820 BB & T Corp. .....................................        1,181,605
     286,500 BSB Bancorp, Inc. ................................        9,311,250
     135,000 Carolina First Corp. .............................        3,307,500
      14,300 Centura Banks, Inc. ..............................          989,381
      38,838 Charter One Financial, Inc. ......................        1,264,662
      67,500 Citicorp..........................................       11,475,000
      12,878 Commerce Bankcorp, Inc. ..........................          585,926
      45,750 Crestar Financial Corp. ..........................        3,119,578
      55,600 Cullen/Frost Bankers, Inc. .......................        2,953,750
      71,824 First American Corp. .............................        3,375,728
     236,250 First Security Corp. .............................        5,190,117
     114,550 First Virginia Banks, Inc. .......................        6,293,091
     140,100 Firstar Corp. ....................................        6,996,244
      23,600 FirstMerit Corp. .................................          691,775
      50,000 Fleet Financial Group, Inc. ......................        4,296,875
     210,000 Hibernia Corp. Cl. A..............................        3,963,750
      15,100 JSB Financial, Inc. ..............................          818,231
     221,200 KeyCorp...........................................        7,520,800
      22,650 Keystone Financial, Inc. .........................          757,359
     208,400 Marshall & Ilsley Corp. ..........................       11,709,475
      53,125 NationsBank Corp. ................................        4,236,719
     167,400 Norwest Corp. ....................................        6,015,938
     712,100 Pacific Century Financial Corp. ..................       13,974,962
     130,000 Peoples Heritage Financial Group..................        2,941,250
     195,000 SouthTrust Corp. .................................        7,885,313
      27,900 St. Paul Bancorp, Inc. ...........................          627,750
     117,300 State Street Corp. ...............................        8,130,356
      98,475 Summit Bancorp....................................        4,406,756
     180,000 Susquehanna Bancshares, Inc. .....................        4,050,000
      12,785 Union Planters Corp. .............................          696,783
      53,787 Wachovia Corp. ...................................        4,605,512
   1,030,000 Webster Financial Corp. ..........................       31,221,875
      52,000 Wilmington Trust Corp. ...........................        3,084,250
                                                                  --------------
                                                                     195,548,362
                                                                  --------------
             BUILDING, CONSTRUCTION & FURNISHINGS - 3.3%
      13,300 Armstrong World Industries, Inc. .................          819,613
     320,000 *Furniture Brands International, Inc. ............        9,040,000
      80,000 Home Depot, Inc. .................................        3,350,000
     349,100 *Jacobs Engineering Group, Inc. ..................       10,254,812

   Shares                                                             Value

 COMMON STOCKS - CONTINUED
             BUILDING, CONSTRUCTION & FURNISHINGS - CONTINUED
     218,600 Lennar Corp. .....................................   $    6,038,825
     113,000 Lone Star Industries, Inc. .......................        8,220,750
     280,000 Lowe's Companies, Inc. ...........................       10,780,000
      70,400 Southdown, Inc. ..................................        4,404,400
     130,000 *Toll Brothers, Inc. .............................        3,404,375
     358,200 *US Home Corp. ...................................       13,410,112
                                                                  --------------
                                                                      69,722,887
                                                                  --------------
             BUSINESS EQUIPMENT &
              SERVICES - 4.3%
     422,500 Air Express International Corp. ..................        9,321,406
     794,300 Circle International Group, Inc. .................       18,169,612
     180,000 *Compuware Corp. .................................        9,686,250
     133,000 Equifax, Inc. ....................................        5,436,375
     123,436 First Data Corp. .................................        3,571,929
     640,200 Pittston Burlington Group.........................        7,642,388
     334,700 *Platinum Technology Corp. .......................       10,574,428
     470,000 *Policy Management Systems Corp. .................       20,621,250
     427,000 Reynolds & Reynolds Co., Cl. A....................        7,178,938
                                                                  --------------
                                                                      92,202,576
                                                                  --------------
             CAPITAL GOODS - 0.3%
     127,200 Caterpillar, Inc. ................................        6,169,200
                                                                  --------------
             CHEMICAL & AGRICULTURAL
              PRODUCTS - 3.2%
     130,000 Air Products & Chemicals, Inc. ...................        4,550,000
     180,000 Du Pont (E.I.) De Nemours & Co. ..................       11,160,000
     265,000 Engelhard Corp. ..................................        5,531,875
     165,000 *Grace (W.R.) & Co. ..............................        2,753,438
     135,300 H.B. Fuller Co. ..................................        7,610,625
     255,000 Morton International, Inc. .......................        6,167,812
     180,000 Nalco Chemical Co. ...............................        6,165,000
     237,000 Pioneer Hi-Bred International, Inc. ..............        7,495,125
     260,000 Praxair, Inc. ....................................       12,805,000
     175,000 Solutia, Inc. ....................................        5,195,312
                                                                  --------------
                                                                      69,434,187
                                                                  --------------
             COMMUNICATION SYSTEMS & SERVICES - 0.8%
     248,820 American Tower Systems Corp. .....................        5,971,680
      72,000 *Cisco Systems, Inc. .............................        6,894,000
      60,000 *WorldCom, Inc. ..................................        3,172,500
                                                                  --------------
                                                                      16,038,180
                                                                  --------------
             CONSUMER PRODUCTS &
              SERVICES - 3.0%
     235,200 Black & Decker Corp. .............................       13,377,000
      90,000 Colgate-Palmolive Co. ............................        8,319,375
      25,000 CPI Corp. ........................................          625,000
       9,800 *GC Companies, Inc. ..............................          458,150
     179,000 Gucci Group.......................................        8,703,875
      40,700 Harley-Davidson, Inc. ............................        1,612,738
     185,000 Hillenbrand Industries, Inc. .....................       10,348,437

                                   EVERGREEN
                            Growth and Income Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998

   Shares                                                             Value

 COMMON STOCKS - CONTINUED
             CONSUMER PRODUCTS &
              SERVICES - CONTINUED
     162,500 Lancaster Colony Corp. ...........................   $    6,276,562
     440,000 Premark International, Inc. ......................       13,640,000
       9,100 Toro Co. .........................................          246,838
                                                                  --------------
                                                                      63,607,975
                                                                  --------------
             DIVERSIFIED COMPANIES - 0.6%
     217,500 Harnischfeger Industries, Inc. ...................        5,410,313
     200,000 ITT Industries, Inc. .............................        6,975,000
                                                                  --------------
                                                                      12,385,313
                                                                  --------------
             ELECTRICAL EQUIPMENT &
              SERVICES - 2.6%
     220,000 Baldor Electric Co. ..............................        4,565,000
     185,000 Belden, Inc. .....................................        4,879,375
      65,000 Diebold Inc. .....................................        1,641,250
      70,200 General Electric Co. .............................        6,269,738
     175,100 Harman International Industries, Inc. ............        6,905,506
     180,000 Honeywell, Inc. ..................................       15,086,250
     106,000 *Jabil Circuit, Inc. .............................        3,690,125
     136,100 Perkin Elmer Corp. ...............................        7,978,862
     335,000 Sensormatic Electronics Corp. ....................        3,664,063
     152,900 *Unitrode Corp. ..................................        2,025,925
       2,331 Zilog, Inc. ......................................            2,331
                                                                  --------------
                                                                      56,708,425
                                                                  --------------
             FINANCE & INSURANCE - 6.3%
     120,000 AFLAC, Inc. ......................................        4,125,000
      17,800 American Bankers Insurance Group, Inc. ...........        1,073,563
      97,000 Chubb Corp. ......................................        7,117,375
     279,750 Edwards (A.G.), Inc. .............................       10,927,734
     300,000 Federal Home Loan Mortgage Corp. .................       14,175,000
     315,000 Federal National Mortgage Association.............       19,530,000
      42,750 First American Financial Corp. ...................        1,132,875
     388,740 Frontier Insurance Group, Inc. ...................        6,900,135
     200,000 Hartford Financial Services Group, Inc. ..........       10,412,500
     115,000 LaSalle Re Holdings Ltd. .........................        4,025,000
      63,866 Legg Mason, Inc. .................................        3,899,818
     200,500 Lehman Brothers Holdings, Inc. ...................       14,436,000
      29,100 Life RE Corp. ....................................        2,653,556
      67,500 Meadowbrook Insurance Group, Inc. ................        1,944,844
      31,300 Mercury General Corp. ............................        1,437,844
      59,000 Mid Ocean Ltd. ...................................        4,661,000
     272,100 Paine Webber Group, Inc. .........................       12,822,712
     212,000 Price (T.) Rowe & Associates, Inc.................        7,526,000
       3,300 Reinsurance Group Of America......................          183,563
     125,000 UNUM Corp. .......................................        6,585,937
                                                                  --------------
                                                                     135,570,456
                                                                  --------------
             FOOD & BEVERAGE PRODUCTS - 1.1%
      90,000 Bestfoods.........................................        5,006,250
      11,250 *Corn Products International, Inc. ...............          334,688

   Shares                                                             Value

 COMMON STOCKS - CONTINUED
             FOOD & BEVERAGE PRODUCTS - CONTINUED
     350,000 Darden Restaurants, Inc. .........................   $    6,059,375
      50,000 *Dominick's Supermarkets, Inc. ...................        2,253,125
      40,000 Sara Lee Corp. ...................................        2,005,000
     420,400 *Vlasic Foods International, Inc. ................        7,383,275
                                                                  --------------
                                                                      23,041,713
                                                                  --------------
             FOREST PRODUCTS - 0.1%
     120,000 Deltic Timber Corp. ..............................        2,790,000
                                                                  --------------
             HEALTHCARE PRODUCTS &
              SERVICES - 11.4%
     230,000 Abbott Laboratories...............................        9,559,375
     408,200 *Acuson Corp. ....................................        6,735,300
     200,000 American Home Products Corp. .....................       10,300,000
      60,000 Baxter International, Inc. .......................        3,585,000
     126,800 Beckman Coulter Inc. .............................        7,623,850
     110,000 *Elan Corp Plc, ADR...............................        7,920,000
     362,000 *First Health Group Corp. ........................        8,914,250
     365,000 *Foundation Health Systems, Inc. .................        7,528,125
     401,625 *Health Management Associates, Inc. Cl. A.........        9,438,187
     206,000 *HEALTHSOUTH Corp. ...............................        5,175,750
      70,100 Johnson & Johnson.................................        5,415,225
      70,500 Lilly (Eli) & Co. ................................        4,741,125
     650,000 *Lincare Holdings, Inc. ..........................       25,837,500
      60,000 Manor Care, Inc. .................................        2,238,750
     400,000 McKesson Corp. ...................................       32,250,000
      20,000 Merck & Co., Inc. ................................        2,466,250
     100,000 Owens & Minor, Inc. ..............................        1,237,500
      84,200 Pfizer, Inc. .....................................        9,262,000
     521,500 *Quorum Health Group, Inc. .......................       13,167,875
     226,000 Schering-Plough Corp. ............................       21,865,500
     225,000 Shared Medical System Corp. ......................       15,271,875
     256,000 *Sybron International Corp. ......................        5,312,000
     120,000 *Tenet Healthcare Corp. ..........................        3,592,500
     162,000 Warner-Lambert Co. ...............................       12,241,125
      65,020 *Wellpoint Health Networks, Inc.
              Cl. A............................................        3,986,539
     350,000 West Co., Inc. ...................................        9,734,375
                                                                  --------------
                                                                     245,399,976
                                                                  --------------
             INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 6.8%
     223,700 AptarGroup, Inc. .................................       13,771,531
     164,625 Autoliv, Inc. ....................................        5,607,539
     370,000 Bemis Co., Inc. ..................................       14,291,250
     150,000 Borg-Warner Automotive, Inc. .....................        7,059,375
      42,000 Carpenter Technology Corp. .......................        1,819,125
     101,800 Danaher Corp. ....................................        4,154,713
     197,000 Dover Corp. ......................................        5,725,312
     226,218 Flowserve Corp. ..................................        4,934,380
      71,900 *Halter Marine Group, Inc. .......................        1,141,413
      12,800 J & L Specialty Steel, Inc. ......................           72,000
     270,300 JLG Industries, Inc. .............................        4,189,650
      33,500 Magna International, Inc. Cl. A...................        2,286,375
      23,650 Newmont Mining Corp. .............................          446,394

                                   EVERGREEN
                            Growth and Income Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998

   Shares                                                            Value

 COMMON STOCKS - CONTINUED
             INDUSTRIAL SPECIALTY PRODUCTS & SERVICES -
               CONTINUED
     145,000 Parker Hannifin Corp. ...........................   $    4,975,313
     594,000 Pittston Brink's Group ..........................       21,198,375
     260,000 Snap-on, Inc. ...................................        9,230,000
     284,000 *Strattec Security Corp. ........................        7,952,000
     280,000 Sundstrand Corp. ................................       14,647,500
      15,000 Tecumseh Products Co. Cl. A......................          787,500
     216,300 *UCAR International, Inc. .......................        5,704,912
     680,300 *Unova, Inc. ....................................       14,116,225
      25,000 Vulcan Materials Co. ............................        2,875,000
                                                                 --------------
                                                                    146,985,882
                                                                 --------------
             INFORMATION SERVICES & TECHNOLOGY - 2.0%
      80,000 *Adaptec, Inc. ..................................          930,000
     100,000 *Applied Materials, Inc. ........................        3,350,000
      13,300 *Choicepoint, Inc. ..............................          655,025
     400,000 Computer Associates International, Inc. .........       13,275,000
     110,000 *Dupont Photomasks, Inc. ........................        3,547,500
     100,000 Hewlett-Packard Co. .............................        5,550,000
      72,000 Intel Corp. .....................................        6,079,500
     329,800 *KLA-Tencor Corp. ...............................        9,852,775
      87,500 *Perceptron, Inc. ...............................          568,750
                                                                 --------------
                                                                     43,808,550
                                                                 --------------
             MANUFACTURING -
              DISTRIBUTING  - 0.1%
     136,100 Hussmann International, Inc. ....................        2,415,775
                                                                 --------------
             METAL PRODUCTS &
              SERVICES - 0.3%
     365,000 *Steel Dynamics, Inc. ...........................        5,292,500
                                                                 --------------
             OIL/ENERGY - 4.1%
      50,000 Anadarko Petroleum Corp. ........................        1,715,625
     320,000 Berry Petroleum Co. Cl. A........................        3,680,000
     507,400 Cabot Oil & Gas Corp. ...........................        8,689,225
      90,000 Coastal Corp. ...................................        2,947,500
     165,000 *Denbury Resources, Inc. ........................        1,691,250
     160,000 *Houston Exploration, Co. .......................        3,360,000
     110,300 Kerr-McGee Corp. ................................        5,659,769
     209,500 Murphy Oil Corp. ................................        9,283,469
     183,900 National Fuel Gas Co. ...........................        7,597,369
     221,200 *Nuevo Energy Co. ...............................        5,419,400
     495,000 *Oryx Energy Co. ................................        9,126,562
     400,000 *Santa Fe Energy Resources, Inc. ................        3,525,000
     321,600 Southwestern Energy Co. .........................        2,894,400
     100,000 Tosco Corp. .....................................        2,800,000
     325,000 Transocean Offshore, Inc. .......................       12,817,187
     113,520 Union Pacific Resource Group, Inc. ..............        1,589,280
     174,000 Williams Companies, Inc. ........................        5,578,875
                                                                 --------------
                                                                     88,374,911
                                                                 --------------
             OIL FIELD SERVICES - 1.9%
     298,000 *Atwood Oceanics, Inc. ..........................        9,126,250
      52,300 Camco International, Inc. .......................        3,713,300

   Shares                                                            Value

 COMMON STOCKS - CONTINUED
             OIL FIELD SERVICES - CONTINUED
     113,140 Halliburton Co. .................................   $    4,108,396
      96,500 Helmerich & Payne, Inc. .........................        1,978,250
      15,500 Lufkin Industries, Inc. .........................          458,219
     914,500 *R & B Falcon Corp. .............................       15,032,094
     380,500 *Varco International, Inc. ......................        6,040,437
                                                                 --------------
                                                                     40,456,946
                                                                 --------------
             PAPER & PACKAGING - 0.3%
      88,440 Sealed Air Corp. ................................        3,537,600
      75,000 Westvaco Corp. ..................................        1,879,688
                                                                 --------------
                                                                      5,417,288
                                                                 --------------
             PHARMACEUTICALS - 0.1%
     100,000 *Dura Pharmaceuticals, Inc. .....................        2,575,000
                                                                 --------------
             PUBLISHING, BROADCASTING & ENTERTAINMENT - 4.6%
      84,000 *Chancellor Media Corp. .........................        4,053,000
      49,805 Comcast Corp. ...................................        2,261,458
     270,000 *Emmis Broadcasting Corp. Cl. A..................       11,542,500
     273,800 Gaylord Entertainment Co. .......................        8,385,125
     425,000 *Jacor Communications, Inc. .....................       24,915,625
      40,000 Knight-Ridder, Inc. .............................        2,110,000
      15,000 McGraw-Hill Companies, Inc. .....................        1,229,063
      43,000 Scripps (E.W.) Co. Cl. A.........................        2,262,875
     185,000 TCA Cable TV, Inc. ..............................       10,649,062
     250,000 Time Warner, Inc. ...............................       22,515,625
           1 *Viacom, Inc. Cl. A..............................               68
       2,800 Washington Post Co., Cl. B.......................        1,524,600
      95,000 *Young Broadcasting, Inc. Cl. A..................        6,222,500
                                                                 --------------
                                                                     97,671,501
                                                                 --------------
             REAL ESTATE - 2.6%
      40,000 AMB Property Corp. REIT..........................          955,000
      20,000 Apartment Investment & Management Co. Cl. A
              REIT............................................          760,000
      60,000 Arden Realty Group, Inc. REIT....................        1,417,500
      71,200 Berkshire Realty Co., Inc. REIT..................          778,750
     158,000 Brandywine Realty Trust REIT.....................        3,150,125
     145,000 CarrAmerica Realty Corp. REIT....................        3,905,938
      20,000 CBL & Associates Properties, Inc. REIT...........          486,250
      78,000 Crescent Real Estate Equities, Inc. REIT.........        2,291,250
      75,000 Entertainment Properties Trust REIT..............        1,378,125
      66,100 Gables Residential Trust REIT....................        1,772,306
     100,000 Kilroy Realty Corp. REIT.........................        2,268,750
      64,000 Kimco Realty Corp. REIT..........................        2,368,000
      85,000 Liberty Property Trust REIT......................        2,130,313
     165,000 Mack-Cali Realty Corp. REIT......................        5,125,312
     170,000 Meditrust Co. REIT...............................        3,825,000
     165,400 Patriot American Hospitality, Inc. REIT..........        3,142,600
      20,000 RFS Hotel Investors, Inc. REIT...................          341,250
     160,000 *Servico, Inc. ..................................        2,160,000
     199,851 Starwood Hotels & Resorts Trust REIT.............        8,206,382

                                   EVERGREEN
                            Growth and Income Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998

   Shares                                                             Value

 COMMON STOCKS - CONTINUED
             REAL ESTATE - CONTINUED
     132,600 Sunstone Hotel Investors, Inc. REIT...............   $    1,475,175
     255,300 Weeks Corp. REIT..................................        7,371,787
                                                                  --------------
                                                                      55,309,813
                                                                  --------------
             RETAILING & WHOLESALE - 2.9%
     116,600 *Autozone, Inc. ..................................        3,993,550
     169,000 Avnet, Inc. ......................................        9,273,875
     290,600 *Cole National Corp. Cl. A........................        9,589,800
     150,000 J. C. Penney Co., Inc. ...........................        8,803,125
      52,600 Longs Drug Stores Corp. ..........................        1,453,075
     113,100 Mercantile Stores Co., Inc. ......................        8,970,244
     318,825 *Proffitts, Inc. .................................       10,042,987
     105,000 Rite Aid Corp. ...................................        4,147,500
     118,000 *Saks Holdings, Inc. .............................        3,031,125
      20,400 Shopko Stores, Inc. ..............................          596,700
       8,200 *Timberland Co. Cl. A.............................          528,900
      20,000 *Tommy Hilfiger Corp. ............................        1,121,250
                                                                  --------------
                                                                      61,552,131
                                                                  --------------
             TELECOMMUNICATION SERVICES & EQUIPMENT - 0.5%
     168,000 *Aspect Telecommunications Corp. .................        5,360,250
      50,000 Mediaone Group, Inc. .............................        2,415,625
      70,000 *Univision Communications, Inc. Cl. A.............        2,555,000
                                                                  --------------
                                                                      10,330,875
                                                                  --------------
             TRANSPORTATION - 4.4%
     276,600 *Atlas Air, Inc. .................................       10,199,625
     780,000 Bombardier, Inc., Cl. B...........................       10,737,970
     190,000 Burlington Northern Santa Fe......................       19,558,125
     612,600 Kansas City Southern Industries, Inc. ............       30,093,975
     140,000 +Petroleum Helicopters, Inc. .....................        2,563,750
     138,500 Southwest Airlines Co. ...........................        4,561,844
     413,000 Union Pacific Corp. ..............................       17,346,000
                                                                  --------------
                                                                      95,061,289
                                                                  --------------
             UTILITIES - ELECTRIC - 1.1%
      64,000 Commonwealth Energy System........................        2,272,000
     140,900 Energy East Corp. ................................        5,636,000
      70,000 Houston Industries, Inc. .........................        1,955,625
      40,000 Texas Utilities Co. ..............................        1,602,500
     400,000 TNP Enterprises, Inc. ............................       12,900,000
                                                                  --------------
                                                                      24,366,125
                                                                  --------------
             UTILITIES - GAS - 0.9%
     245,800 Marketspan Corp. .................................        6,774,863
     288,100 Northwest Natural Gas Co. ........................        7,562,625
     184,400 Piedmont Natural Gas Co., Inc. ...................        5,370,650
                                                                  --------------
                                                                      19,708,138
                                                                  --------------
             UTILITIES - TELEPHONE - 1.9%
     160,000 *AirTouch Communications, Inc. ...................        9,410,000
      62,000 AT&T Corp. .......................................        3,758,750
     150,000 Century Telephone Enterprises, Inc. ..............        7,462,500

   Shares                                                             Value

 COMMON STOCKS - CONTINUED
             UTILITIES - TELEPHONE - CONTINUED
     143,000 Cincinnati Bell, Inc. ............................   $    4,593,875
     200,000 GTE Corp. ........................................       10,875,000
      75,000 MCI Communications Corp. .........................        4,856,250
       1,365 U.S. West, Inc. ..................................           72,857
                                                                  --------------
                                                                      41,029,232
                                                                  --------------
             Total Common Stocks
              (cost $1,322,443,411)............................    1,751,474,706
                                                                  --------------
 PREFERRED STOCKS - 0.0%
             HEALTHCARE PRODUCTS &
              SERVICES - 0.0%
     130,000 *Fresenius National Med Care, Inc. Ser. D.........            8,840
                                                                  --------------
             Total Preferred Stocks
              (cost $22,740)...................................            8,840
                                                                  --------------
 CONVERTIBLE PREFERRED - 0.1%
             PAPER & PACKAGING - 0.1%
      78,375 *Sealed Air Corp. ................................        3,497,485
                                                                  --------------
             Total Convertible Preferred
              (cost $2,426,965)................................        3,497,485
                                                                  --------------

  Principal
   Amount

 SHORT-TERM INVESTMENTS - 19.7%
             COMMERCIAL PAPER - 17.2%
 $13,300,000 Akzo Nobel, Inc.
              5.62%, 8/6/98....................................       13,289,618
  37,500,000 Banc One Funding Corp.
              5.51%, 9/18/98...................................       37,224,500
  25,800,000 BHF Finance (De), Inc.
              5.52%, 9/18/98...................................       25,610,112
   2,800,000 Cambridge Massachusetts
              Water Pollution
              5.58%, 9/1/98....................................        2,786,546
  19,500,000 Citibank Capital Markets Assets
              Yr 1+2
              5.57%, 8/28/98...................................       19,418,539
   5,850,000 Dollar Thrifty Funding Corp.
              5.55%, 8/7/98....................................        5,845,228
  25,000,000 Du Pont (E.I.) De Nemours & Co. 5.54%, 8/24/98....       24,911,514
  36,650,000 Finova Capital Corp.
              5.54%, 9/3/98....................................       36,463,879
  37,400,000 General Motors Acceptance Corp. 5.50%, 8/20/98....       37,291,436
  17,400,000 Goldman Sachs Group
              5.53%, 8/17/98...................................       17,357,235
             Great Lakes Chemical Corp.:
   1,000,000 5.51%, 9/1/98.....................................          995,255
  14,000,000 5.53%, 8/10/98....................................       13,980,645
  18,000,000 Island Finance Puerto Rico, Inc. 5.55%, 8/11/98...       17,972,250
  30,000,000 Knight-Ridder Inc.
              5.65%, 8/14/98...................................       29,938,792
             Marsh & McLennan Co., Inc.:
   2,200,000 5.51%, 9/4/98.....................................        2,188,551
  27,000,000 5.54%, 8/27/98....................................       26,891,970

                                   EVERGREEN
                            Growth and Income Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998

  Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - CONTINUED
             COMMERCIAL PAPER - CONTINUED
 $ 7,750,000 Massachusetts College of
              Pharmacy and Allied Health Services
              5.55%, 8/20/98...................................   $    7,727,299
   5,800,000 Monsanto Company Series B 5.50%, 9/10/98..........        5,764,555
  12,700,000 Morgan (J.P.) & Co., Inc.
              5.52%, 8/17/98...................................       12,668,843
   1,000,000 Pfizer, Inc.
              5.53%, 8/3/98....................................          999,693
   7,900,000 Power Authority Str New York 5.53%, 9/14/98.......        7,846,605
     850,000 Queens Health System
              5.55%, 8/6/98....................................          849,345
  22,200,000 Twin Towers, Inc.
              5.58%, 8/18/98...................................       22,141,503
                                                                  --------------
                                                                     370,163,913
                                                                  --------------

* Non-income producing securities.
+ Investment in a non-controlled affiliate. The fund owns over 5% of the outstanding voting shares of Strattec Security Corp. and Petroleum Helicopters, Inc. with a cost basis of $4,202,147 and $2,392,500 re-spectively at July 31, 1998. The Fund earned $7,000 of income from Pe-troleum Helicopters, Inc. during the period ending July 31, 1998.
(a) Less than one-tenth of a percent.

SUMMARY OF ABBREVIATIONS:
ADR  American Depository Receipts
REIT Real Estate Investment Trust.

  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - CONTINUED
             GOVERNMENT AGENCY NOTES & BONDS - 2.5%
 $32,000,000 Federal Home Loan Mortgage Discount Notes
              5.46%, 8/28/98..................................   $   31,868,960
  21,000,000 Federal National Mortgage Association Discount
              Notes 5.44%, 8/14/98............................       20,958,747
                                                                 --------------
                                                                     52,827,707
                                                                 --------------
             Total Short-Term Investments
              (cost $422,991,620).............................      422,991,620
                                                                 --------------

             TOTAL INVESTMENTS -
              (COST $1,747,884,736)....................   101.4%  2,177,972,651
             OTHER ASSETS AND
              LIABILITIES - NET........................    (1.4)    (30,651,773)
                                                          -----  --------------
             NET ASSETS................................   100.0% $2,147,320,878
                                                          =====  ==============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Income and Growth

                            SCHEDULE OF INVESTMENTS
                                 July 31, 1998

   Shares                                                              Value

 COMMON STOCKS - 65.7%
            AUTOMOTIVE EQUIPMENT &
             MANUFACTURING - 1.3%
    175,900 Dana Corp. ..........................................   $  8,751,025
     50,000 General Motors Corp. ................................      3,615,625
                                                                    ------------
                                                                      12,366,650
                                                                    ------------
            BANKS - 15.5%
     26,775 AmSouth Bancorp......................................      1,062,633
    100,000 Associated Banc Corp. ...............................      3,800,000
    284,000 BancorpSouth, Inc. ..................................      5,573,500
    170,100 Bankers Trust Corp. .................................     19,061,831
    192,500 +CB Bancshares, Inc. ................................      6,833,750
     24,850 CCB Financial Corp. .................................      2,863,962
    200,000 Commonwealth Bank of Australia.......................      2,497,442
     77,606 F&M National Corp. ..................................      2,202,070
     35,100 First American Corp. ................................      1,649,700
    300,300 First Hawaiian, Inc. ................................      9,947,437
     40,000 First Tennessee National Corp. ......................      1,255,000
    120,750 First Virginia Banks, Inc. ..........................      6,633,703
      8,200 FirstMerit Corp. ....................................        240,363
    100,000 Fleet Financial Group, Inc. .........................      8,593,750
    319,410 Interchange Financial Services Corp. ................      6,348,274
    100,000 KeyCorp .............................................      3,400,000
     18,271 M & T Bank Corp. ....................................      9,720,172
    100,000 Marshall & Ilsley Corp. .............................      5,618,750
     77,346 Mercantile Bancorp, Inc. ............................      4,205,689
    153,000 Norwest Corp. .......................................      5,498,437
     15,625 One Valley Bancorp of West Virginia, Inc. ...........        528,320
     50,326 Premier National Bancorp Inc. .......................      1,056,846
     79,254 Second Bancorp, Inc. ................................      2,219,112
     10,000 Summit Bancorp ......................................        447,500
    111,375 Susquehanna Bancshares, Inc. ........................      2,505,938
    228,772 Union Planters Corp. ................................     12,468,074
      7,000 United Bankshares, Inc. .............................        194,250
    107,320 USBancorp, Inc. .....................................      8,236,810
  1,930,402 Westpac Banking Corp., Ltd. .........................     12,211,023
                                                                    ------------
                                                                     146,874,336
                                                                    ------------
            BUILDING, CONSTRUCTION &
             FURNISHINGS - 2.4%
    330,000 Armstrong World Industries,Inc. .....................     20,336,250
     37,100 La-Z-Boy Chair Co. ..................................      2,114,700
                                                                    ------------
                                                                      22,450,950
                                                                    ------------
            CAPITAL GOODS - 1.1%
    221,500 Caterpillar, Inc. ...................................     10,742,750
                                                                    ------------
            COMMUNICATION SYSTEMS &
             SERVICES - 0.3%
     51,641 *WorldCom, Inc. .....................................      2,730,518
                                                                    ------------
            CONSUMER PRODUCTS &
             SERVICES - 0.6%
    215,000 Tupperware Corp. ....................................      5,428,750
                                                                    ------------
            DIVERSIFIED COMPANIES - 0.5%
    225,000 Tomkins Plc, ADR.....................................      4,809,375
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - CONTINUED
            ELECTRICAL EQUIPMENT &
             SERVICES - 1.4%
      5,000 Hubbell, Inc. Cl. A..................................   $    203,750
    220,000 Hubbell, Inc. Cl. B..................................      9,240,000
     98,800 Thomas & Betts Corp. ................................      4,050,800
                                                                    ------------
                                                                      13,494,550
                                                                    ------------
            FINANCE & INSURANCE - 3.7%
    170,300 IPC Holdings Ltd. ...................................      4,512,950
    100,000 LaSalle Re Holdings Ltd. ............................      3,500,000
    100,000 Mid Ocean Ltd. ......................................      7,900,000
    195,800 Ohio Casualty Corp. .................................      8,345,975
    110,000 Paine Webber Group, Inc. ............................      5,183,750
    143,200 Provident Co., Inc. .................................      5,280,500
                                                                    ------------
                                                                      34,723,175
                                                                    ------------
            FOOD & BEVERAGE PRODUCTS - 0.2%
      1,000 Sara Lee Corp. ......................................         50,125
     62,400 Sbarro, Inc. ........................................      1,532,700
                                                                    ------------
                                                                       1,582,825
                                                                    ------------
            HEALTHCARE PRODUCTS &
             SERVICES - 3.1%
     53,000 *ADAC Laboratories...................................      1,444,250
     70,000 American Home Products Corp. ........................      3,605,000
    175,000 Baxter International, Inc. ..........................     10,456,250
     59,400 Bristol-Myers Squibb Co. ............................      6,767,887
     47,600 Merck & Co., Inc. ...................................      5,869,675
     22,500 Shared Medical System Corp. .........................      1,527,188
                                                                    ------------
                                                                      29,670,250
                                                                    ------------
            METAL PRODUCTS & SERVICES - 0.3%
    200,601 Freeport McMoRan Copper & Gold, Inc. Cl. A...........      2,846,027
                                                                    ------------
            OIL/ENERGY - 1.7%
    100,000 Atlantic Richfield Co. ..............................      6,775,000
     26,100 Consolidated Natural Gas Co. ........................      1,349,044
    293,100 Equitable Resources, Inc. ...........................      7,217,588
     10,000 National Fuel Gas Co. ...............................        413,125
      5,929 *Santa Fe Energy Resources, Inc. ....................         52,249
                                                                    ------------
                                                                      15,807,006
                                                                    ------------
            PUBLISHING, BROADCASTING &
             ENTERTAINMENT - 0.1%
     50,000 Reader's Digest Association, Inc. (The)..............      1,412,500
                                                                    ------------
            REAL ESTATE - 7.4%
     55,000 Burnham Pacific Properties, Inc. REIT................        759,687
  1,000,000 Canadian Hotel Properties REIT.......................      7,280,429
    324,900 Equity Residential Properties Trust REIT.............     13,645,800
    412,700 Gables Residential Trust REIT........................     11,065,519
    462,000 Kranzco Realty Trust REIT............................      8,316,000
    850,000 Meditrust Co. REIT...................................     19,125,000
    260,050 Post Property, Inc. REIT.............................     10,320,734
                                                                    ------------
                                                                      70,513,169
                                                                    ------------

                                   EVERGREEN
                               Income and Growth

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998

   Shares                                                              Value

 COMMON STOCKS -  CONTINUED
            RETAILING & WHOLESALE - 0.8%
    100,000 Mercantile Stores Co., Inc. .........................   $  7,931,250
                                                                    ------------
            TELECOMMUNICATION SERVICES &
             EQUIPMENT - 4.1%
  2,003,000 Telecom Corp. New Zealand Ltd. ......................     39,308,875
                                                                    ------------
            THRIFT INSTITUTIONS - 0.4%
     56,000 First Essex Bancorp, Inc. ...........................      1,211,000
    122,000 +Jacksonville Bancorp, Inc. .........................      2,211,250
     10,430 Peoples Heritage Financial Group.....................        235,979
                                                                    ------------
                                                                       3,658,229
                                                                    ------------
            TRANSPORTATION - 1.1%
    260,000 Union Pacific Corp. .................................     10,920,000
                                                                    ------------
            UTILITIES - ELECTRIC - 7.9%
     10,650 Black Hills Corp. ...................................        255,600
    100,000 Central & South West Corp. ..........................      2,543,750
      6,500 Central Hudson Gas & Electric Corp. .................        280,313
    239,000 FPL Group, Inc. .....................................     14,534,187
    100,000 Houston Industries, Inc. ............................      2,793,750
    123,826 Interstate Energy Corp. .............................      3,629,650
    695,524 LG & E Energy Corp. .................................     16,953,397
    180,000 MDU Resources Group, Inc. ...........................      4,083,750
    250,000 Midamerican Energy Holdings Co.......................      5,093,750
    301,500 PP&L Resources, Inc. ................................      6,991,031
    275,000 Public Service Enterprise Group, Inc. ...............      8,989,063
    101,300 Texas Utilities Co. .................................      4,058,331
    150,200 TNP Enterprises, Inc. ...............................      4,843,950
                                                                    ------------
                                                                      75,050,522
                                                                    ------------
            UTILITIES - GAS - 5.7%
     73,300 Chesapeake Utilities Corp. ..........................      1,273,588
  1,035,848 Marketspan Corp. ....................................     28,550,560
     76,700 New Jersey Resources Corp. ..........................      2,626,975
    510,700 Peoples Energy Corp. ................................     17,874,500
     29,300 Piedmont Natural Gas Co., Inc. ......................        853,363
     10,000 South Jersey Industries, Inc. .......................        258,125
     93,685 UGI Corp. ...........................................      2,201,597
      8,300 Yankee Energy System, Inc. ..........................        199,719
                                                                    ------------
                                                                      53,838,427
                                                                    ------------
            UTILITIES - TELEPHONE - 2.6%
    105,100 Frontier Corp. ......................................      3,527,419
    250,000 GTE Corp. ...........................................     13,593,750
    100,000 *Nortel Inversora SA MEDS............................      6,250,000
     20,000 U.S. West, Inc. .....................................      1,067,500
                                                                    ------------
                                                                      24,438,669
                                                                    ------------
            OTHER SECURITIES - 3.5%..............................     33,915,403
                                                                    ------------
            Total Common Stocks
             (cost $568,548,771).................................    624,514,206
                                                                    ------------
 CONVERTIBLE PREFERRED - 30.1%
            BANKS - 0.6%
    210,000 National Australia Bank, Ltd.
             7.875%, Series UNIT.................................      6,168,750
                                                                    ------------

   Shares                                                             Value

 CONVERTIBLE PREFERRED - CONTINUED
            CHEMICAL & AGRICULTURAL
             PRODUCTS - 1.5%
    485,000 Merrill Lynch & Co., Inc.
             6.25%, Series IGL, STRYPES (exchangeable for IMC
             Global, Inc. common stock).........................   $ 14,065,000
                                                                   ------------
            COMMUNICATION SYSTEMS & SERVICES - 3.6%
    700,000 AirTouch Communications, Inc.
             6.00%, Series B....................................     33,950,000
                                                                   ------------
            CONSUMER PRODUCTS &
             SERVICES - 1.0%
    302,000 Cendant Corp.
             7.50%, PRIDES......................................      9,928,250
                                                                   ------------
            DIVERSIFIED COMPANIES - 0.2%
     35,000 Corning, Inc.
             6.00%, MIPS........................................      1,850,625
                                                                   ------------
            ELECTRICAL EQUIPMENT &
             SERVICES - 0.7%
    165,000 Pioneer Standard Financial Trust
             6.75%, 144A........................................      7,033,950
                                                                   ------------
            FINANCE & INSURANCE - 3.1%
    100,000 American General Corp.
             6.00%, Series A, MIPS..............................      8,650,000
    270,000 Frontier Financing Trust
             6.25%, TOPRS.......................................     14,512,500
    100,000 St. Paul Capital
             6.00%, MIPS........................................      6,400,000
                                                                   ------------
                                                                     29,562,500
                                                                   ------------
            FOOD & BEVERAGE PRODUCTS - 4.1%
    300,000 Dole Food Co.
             7.00%, TRACES......................................     12,750,000
    495,300 Wendys Financing I
             5.00%, Series A, TECONS............................     26,374,725
                                                                   ------------
                                                                     39,124,725
                                                                   ------------
            LEISURE & TOURISM - 0.8%
    170,000 Lodgian Capital Trust I
             7.00%, CRESTS, 144A................................      7,299,800
                                                                   ------------
            METAL PRODUCTS & SERVICES - 1.3%
    212,800 Freeport McMoRan Copper & Gold, Inc. 7.00%, EDS.....      3,976,700
    100,000 Timet Capital Trust I
             6.625%, BUCS, 144A.................................      3,987,500
    405,000 Worthington Industries, Inc.
             7.25%, DECS
             (exchangeable for Rouge Steel Co. common stock)....      4,252,500
                                                                   ------------
                                                                     12,216,700
                                                                   ------------
            OIL/ENERGY - 0.5%
     95,000 Callon Petroleum Co.
             8.50%, Series A....................................      2,992,500
     48,000 Nuevo Energy Co.
             5.75%, Series A, TECONS............................      2,040,000
                                                                   ------------
                                                                      5,032,500
                                                                   ------------

                                   EVERGREEN
                            Income and Growth Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998


   Shares                                                             Value

 CONVERTIBLE PREFERRED - CONTINUED
            OIL FIELD SERVICES - 0.8%
    100,000 EVI, Inc.
             5.00%, 144A........................................   $  3,725,000
    100,000 Hvide Capital Trust
             6.50%, 144A........................................      3,963,000
                                                                   ------------
                                                                      7,688,000
                                                                   ------------
            PUBLISHING, BROADCASTING & ENTERTAINMENT - 2.8%
    335,000 Houston Industries, Inc.
             7.00%, ACES
             (exchangeable for Time Warner, Inc. common stock)..     26,213,750
                                                                   ------------
            TELECOMMUNICATION SERVICES & EQUIPMENT - 3.3%
    600,000 Qualcomm Financial Trust I
             5.75%..............................................     31,164,000
                                                                   ------------
            TRANSPORTATION - 1.5%
     30,000 CNF Trust I
             5.00%, Ser. A, TECONS (exchangeable for CNF
             Transportation, Inc. common stock).................      1,890,000
    280,000 Union Pacific Capital Trust
             6.25%, 144A........................................     12,740,000
                                                                   ------------
                                                                     14,630,000
                                                                   ------------
            UTILITIES - ELECTRIC - 1.3%
    168,000 BNDES Participacoes S.A.
             10.50%, DECS
             (exchangeable into Electrobras shares).............      5,460,000
    130,000 Texas Utilities Co.
             9.25%, PRIDES......................................      6,613,750
                                                                   ------------
                                                                     12,073,750
                                                                   ------------
            UTILITIES - GAS - 1.5%
    594,500 MCN Corp.
             8.75%, PRIDES......................................     13,784,969
                                                                   ------------
            UTILITIES - TELEPHONE - 1.5%
    315,000 Philippine Long Distance Telephone Co., GDS
             7.00%, Series III..................................     14,529,375
                                                                   ------------
            Total Convertible Preferred
             (cost $290,318,758)................................    286,316,644
                                                                   ------------

 Principal
   Amount                                                          Value
            BUSINESS EQUIPMENT &
 CONVERTIBLE SERVICES - 0.7%DEBENTURES - 3.3%
            HMT Technology Corp.:
 $3,500,000 5.75%, 1/15/04, 144A.............................   $  2,590,000
    400,000 5.75%, 1/15/04...................................        296,000
  4,000,000 Quantum Corp.
             7.00%, 8/1/04...................................      3,720,000
    250,000 Tecnomatix Technologies Ltd.
             5.25%, 2/15/98, 144A............................        185,938
                                                                ------------
                                                                   6,791,938
                                                                ------------
            ELECTRICAL EQUIPMENT &
             SERVICES - 1.2%
  9,700,000 Photronics, Inc.
             6.00%, 6/1/04...................................      9,372,625
  1,000,000 Sci Systems, Inc.
             5.00%, 5/1/06, 144A.............................      1,670,000
                                                                ------------
                                                                  11,042,625
                                                                ------------
            INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 0.2%
  1,000,000 Solectron Corp.
             6.00%, 3/1/06, 144A.............................      1,515,000
                                                                ------------
            OIL/ENERGY - 0.1%
  1,318,000 Swift Energy Co.
             6.25%, 11/15/06.................................      1,166,430
                                                                ------------
            OIL FIELD SERVICES - 1.1%
            Key Energy Group, Inc.:
  5,750,000 5.00%, 9/15/04, 144A.............................      4,111,250
  1,250,000 7.00%, 7/1/03, 144A..............................      1,431,250
            Offshore Logistics, Inc.:
  3,775,000 6.00%, 12/15/03, 144A............................      3,218,187
  2,000,000 6.00%, 12/15/03..................................      1,705,000
                                                                ------------
                                                                  10,465,687
                                                                ------------
            Total Convertible Debentures
             (cost $35,128,220)..............................     30,981,680
                                                                ------------

            TOTAL INVESTMENTS -
             (COST $893,995,749)..........................    99.1%  941,812,530
            OTHER ASSETS AND LIABILITIES - NET............     0.9     8,841,297
                                                             -----  ------------
            NET ASSETS....................................   100.0% $950,653,827
                                                             =====  ============

* Non-income producing securities.
+ Investment in a non-controlled affiliate. The Fund owns over 5% of the out-standing voting shares of CB Bancshares, Inc. and Jacksonville Bancorp, Inc. The Fund has a cost basis of $6,024,625 and $1,320,000, respectively, in these issues at July 31, 1998. The Fund earned $40,425 and $60,500 of income, respectively, from these investments during the period ending July 31, 1998.
144A Rule 144A securities are restricted as to resale to qualified institu-
     tional investors.
SUMMARY OF ABBREVIATIONS:
ACESAutomatically Convertible Equity Securities
ADRAmerican Depository Receipts
BUCSBeneficial Unsecured Convertible Securities
CRESTSConvertible Redeemable Equity Structured Trust Securities
DECSDividend Enhanced Convertible Stock
EDSExchangeable Depository Shares
GDSGlobal Depository Shares
MIPSMonthly Income Preferred Shares
PRIDESPreferred Redeemable Increased Dividend Equity Securities
REITReal Estate Investment Trust
STRYPESStructured Yield Product Exchangeable for Stock
TECONSTerm Convertible Shares
TOPRSTrust Originated Preferred Securities
TRACESTrust Automatic Common Exchangeable Securities

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         Small Cap Equity Income Fund

                            SCHEDULE OF INVESTMENTS
                                 July 31, 1998

   Shares                                                              Value

 COMMON STOCKS - 69.3%
            AEROSPACE & DEFENSE - 3.0%
    214,300 Curtiss Wright Corp. ................................   $  9,094,356
                                                                    ------------
            AUTOMOTIVE EQUIPMENT & MANUFACTURING - 0.2%
     53,200 Simpson Industries, Inc. ............................        635,075
                                                                    ------------
            BANKS - 6.6%
    108,750 ABC Bancorp..........................................      1,631,250
     31,500 Amcore Financial, Inc. ..............................        803,250
      6,000 BancorpSouth, Inc. ..................................        117,750
     20,000 Bank of Essex........................................        433,750
     18,800 Britton & Koontz Capital Corp. ......................        411,250
     28,800 BSB Bancorp, Inc. ...................................        936,000
      2,625 Carrollton Bancorp...................................         97,125
     25,000 CB Bancshares, Inc. .................................        887,500
     32,550 Commercial Bankshares, Inc. .........................        748,650
      8,200 Community Bancshares, Inc. ..........................        221,400
     40,000 Cowlitz Bancorp......................................        430,000
      2,500 First Midwest Bancorp, Inc. .........................        103,750
     30,000 First Oak Brook Bancshares, Inc. Cl. A...............      1,282,500
     95,552 First State Bancorp..................................      2,161,864
    162,000 Granite State Bankshares, Inc. ......................      4,212,000
     30,000 Independent Bankshares, Inc. ........................        460,312
     20,943 Interchange Financial Services Corp. ................        416,242
     15,000 James River Bankshares, Inc. ........................        330,000
      4,000 Northern States Financial Corp. .....................        127,000
     87,125 One Valley Bancorp of West Virginia, Inc. ...........      2,945,914
      4,668 Pacific Century Financial Corp. .....................         91,610
     14,620 Premier National Bancorp Inc. .......................        307,020
     24,000 South Alabama Bancorp, Inc. .........................        474,000
     11,250 Susquehanna Bancshares, Inc. ........................        253,125
     23,200 Union Bankshares Corp. ..............................        504,600
                                                                    ------------
                                                                      20,387,862
                                                                    ------------
            BUILDING, CONSTRUCTION & FURNISHINGS - 2.2%
     28,000 La-Z-Boy Chair Co. ..................................      1,596,000
    315,100 Shelby Williams Industries, Inc. ....................      4,726,500
     12,413 *Toll Brothers, Inc. ................................        325,065
                                                                    ------------
                                                                       6,647,565
                                                                    ------------
            BUSINESS EQUIPMENT &
             SERVICES - 0.7%
    169,400 Tab Products Co. ....................................      1,990,450
                                                                    ------------
            CHEMICAL & AGRICULTURAL
             PRODUCTS - 0.9%
     95,000 Learonal, Inc. ......................................      1,941,563
     25,500 Stepan Co. ..........................................        733,125
                                                                    ------------
                                                                       2,674,688
                                                                    ------------
            CONSUMER PRODUCTS &
             SERVICES - 9.3%
    311,500 CPI Corp. ...........................................      7,787,500
     85,500 General Housewares Corp. ............................        881,719
    230,140 +Knape & Vogt Manufacturing Co. .....................      5,005,545
    100,000 Mikasa, Inc. Cl. B...................................      1,318,750

   Shares                                                              Value

 COMMON STOCKS - CONTINUED
            CONSUMER PRODUCTS &
             SERVICES - CONTINUED
    100,000 Polaris Industries, Inc. ............................   $  3,812,500
     26,300 Russ Berrie & Co., Inc. .............................        604,900
    310,000 Stride Rite Corp. ...................................      3,758,750
    328,600 York Group, Inc. ....................................      5,504,050
                                                                    ------------
                                                                      28,673,714
                                                                    ------------
            DIVERSIFIED COMPANIES - 2.7%
    379,000 Matthews International Corp. Cl. A...................      8,338,000
                                                                    ------------
            ELECTRICAL EQUIPMENT &
             SERVICES - 2.9%
    225,800 Boston Acoustics, Inc. ..............................      9,032,000
                                                                    ------------
            FINANCE & INSURANCE - 2.4%
     26,600 Arthur J. Gallagher & Co. ...........................      1,042,387
      5,000 LaSalle Re Holdings Ltd. ............................        175,000
    100,000 Morgan Keegan, Inc. .................................      2,368,750
    122,500 Pxre Corp. ..........................................      3,307,500
     16,000 Trenwick Group, Inc. ................................        556,000
                                                                    ------------
                                                                       7,449,637
                                                                    ------------
            FOOD & BEVERAGE PRODUCTS - 0.7%
    101,000 Bridgford Foods Corp. ...............................      1,325,625
     20,000 Lance, Inc. .........................................        378,125
     78,800 Smithfield Companies, Inc. ..........................        566,375
                                                                    ------------
                                                                       2,270,125
                                                                    ------------
            HEALTHCARE PRODUCTS &
             SERVICES - 0.7%
      9,500 Kewaunee Scientific Corp. ...........................        108,656
     73,500 West Co., Inc. ......................................      2,044,219
                                                                    ------------
                                                                       2,152,875
                                                                    ------------
            INDUSTRIAL SPECIALTY PRODUCTS &
             SERVICES - 3.3%
     50,000 Badger Meter, Inc. ..................................      1,671,875
    100,000 Federal Signal Corp. ................................      2,268,750
     72,297 Flowserve Corp. .....................................      1,576,978
     84,100 Gorman Rupp Co. .....................................      1,503,287
     63,000 Hach Co. ............................................        637,875
     57,000 Hach Co. Cl. A.......................................        570,000
     18,700 Met-Pro Corp. .......................................        240,763
     55,800 Minuteman International, Inc. .......................        641,700
     46,400 Spartech Corp. ......................................        881,600
      8,000 Woodward Governor Co. ...............................        216,000
                                                                    ------------
                                                                      10,208,828
                                                                    ------------
            MACHINERY - DIVERSIFIED - 2.1%
    252,750 Hardinge Brothers, Inc. .............................      6,381,938
                                                                    ------------
            OIL/ENERGY - 5.2%
    205,800 Berry Petroleum Co. Cl. A............................      2,366,700
    235,500 Cabot Oil & Gas Corp. Cl. A..........................      4,032,937
    155,600 Penn Virginia Corp. .................................      3,559,350
    123,000 Quaker State Corp. ..................................      1,891,125
    370,000 Southwestern Energy Co. .............................      3,330,000
     67,600 Wiser Oil Co. .......................................        637,975
                                                                    ------------
                                                                      15,818,087
                                                                    ------------

                                   EVERGREEN
                         Small Cap Equity Income Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998

   Shares                                                              Value

 COMMON STOCKS - CONTINUED
            OIL FIELD SERVICES - 1.4%
    146,200 Lufkin Industries, Inc. .............................   $  4,322,038
                                                                    ------------
            PAPER & PACKAGING - 0.5%
    102,450 Tuscarora, Inc. .....................................      1,626,394
                                                                    ------------
            REAL ESTATE - 4.3%
     86,291 Bradley Real Estate, Inc. REIT.......................      1,839,077
    160,000 Eastgroup Properties, Inc. REIT......................      3,000,000
     95,000 Gables Residential Trust REIT........................      2,547,187
     60,000 Innkeepers USA Trust REIT............................        731,250
     90,000 Parkway Properties, Inc. REIT........................      2,677,500
     47,540 Post Property, Inc. REIT.............................      1,886,744
     50,000 Sunstone Hotel Investors, Inc. REIT..................        556,250
                                                                    ------------
                                                                      13,238,008
                                                                    ------------
            RETAILING & WHOLESALE - 0.1%
      6,800 Longs Drug Stores Corp. .............................        187,850
                                                                    ------------
            TELECOMMUNICATION SERVICES &
             EQUIPMENT - 1.2%
    250,000 Communications Systems, Inc. ........................      3,375,000
    126,000 Rohn Industries, Inc. ...............................        433,125
                                                                    ------------
                                                                       3,808,125
                                                                    ------------
            TEXTILE & APPAREL - 1.6%
     88,000 Oxford Industries, Inc. .............................      2,645,500
    143,200 Superior Uniform Group, Inc. ........................      2,148,000
                                                                    ------------
                                                                       4,793,500
                                                                    ------------
            THRIFT INSTITUTIONS - 4.3%
     72,000 Dime Financial Corp. ................................      2,421,000
     92,000 First Coastal Bankshares, Inc. ......................      1,472,000
      6,000 First Essex Bancorp, Inc. ...........................        129,750
     16,000 First Palm Beach Bancorp, Inc. ......................        676,000
     16,800 *Golden St. Bancorp, Inc. ...........................        463,050
    261,900 Horizon Financial Corp. .............................      4,124,925
     38,000 Jacksonville Bancorp, Inc. ..........................        688,750
     24,000 Maryland Federal Bancorp, Inc. ......................        996,000
    100,000 St. Paul Bancorp, Inc. ..............................      2,250,000
                                                                    ------------
                                                                      13,221,475
                                                                    ------------
            UTILITIES - ELECTRIC - 2.3%
     13,100 Central Hudson Gas & Electric Corp. .................        564,938
    124,100 Madison Gas & Electric Co. ..........................      2,761,225
    135,000 MDU Resources Group, Inc. ...........................      3,062,812
     26,000 Northwestern Corp. ..................................        646,750
                                                                    ------------
                                                                       7,035,725
                                                                    ------------
            UTILITIES - GAS - 5.9%
     34,200 Chesapeake Utilities Corp. ..........................        594,225
     30,000 Connecticut Energy Corp. ............................        768,750
     80,000 CTG Resources, Inc. .................................      1,855,000
     64,800 Delta Natural Gas Co., Inc. .........................      1,125,900
     40,000 Eastern Enterprises..................................      1,597,500
     27,400 NUI Corp. ...........................................        606,225
     76,600 Public Service Co. of North Carolina, Inc. ..........      1,532,000
    200,100 Semco Energy, Inc. ..................................      3,464,231

   Shares                                                             Value

 COMMON STOCKS - CONTINUED
            UTILITIES - GAS - CONTINUED
     56,000 Southwest Gas Corp. ................................   $  1,302,000
    165,500 UGI Corp. ..........................................      3,889,250
     50,000 Yankee Energy System, Inc. .........................      1,203,125
                                                                   ------------
                                                                     17,938,206
                                                                   ------------
            UTILITIES - TELEPHONE - 1.2%
     78,300 Hickory Tech Corp. .................................      3,650,738
                                                                   ------------
            OTHER SECURITIES - 3.6%.............................     11,126,751
                                                                   ------------
            Total Common Stocks
             (cost $212,015,803)................................    212,704,010
                                                                   ------------
 CONVERTIBLE PREFERRED - 12.0%
            ELECTRICAL EQUIPMENT &
             SERVICES - 1.5%
    110,000 Pioneer Standard Financial Trust
             6.75%, 144A........................................      4,689,300
                                                                   ------------
            FINANCE & INSURANCE - 2.1%
     12,000 American Heritage Life Investment Corp.
             8.50%, PRIDES......................................        828,000
     80,000 Frontier Financing Trust
             6.25%, TOPRS.......................................      4,300,000
    125,000 Philadelphia Consolidated Holdings, Inc.
             7.00%, PRIDES......................................      1,218,750
                                                                   ------------
                                                                      6,346,750
                                                                   ------------
            HEALTHCARE PRODUCTS &
             SERVICES - 2.2%
    170,000 Owens & Minor Trust I
             5.375%, TECONS, 144A...............................      6,885,000
                                                                   ------------
            INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 1.5%
    300,000 Cooper Industries, Inc.
             6.00%, DECS
             (exchangeable for Wyman-Gordon Co. common stock)...      4,500,000
                                                                   ------------
            LEISURE & TOURISM - 1.8%
    130,000 Lodgian Capital Trust I
             7.00%, CRESTS, 144A................................      5,582,200
                                                                   ------------
            METAL PRODUCTS & SERVICES - 0.8%
    239,000 Worthington Industries, Inc.
             7.25%, DECS
             (exchangeable for Rouge Steel Co. common stock)....      2,509,500
                                                                   ------------
            OIL/ENERGY - 0.3%
     26,000 Callon Petroleum Co.
             8.50%, Series A....................................        819,000
                                                                   ------------
            OIL FIELD SERVICES - 1.8%
            Hvide Capital Trust:
     40,000 6.50%, 144A.........................................      1,585,200
      7,000 6.50% Series AI.....................................        277,410
     90,000 6.50%...............................................      3,566,700
                                                                   ------------
                                                                      5,429,310
                                                                   ------------
            Total Convertible Preferred
             (cost $44,461,012).................................     36,761,060
                                                                   ------------

                                   EVERGREEN
                         Small Cap Equity Income Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998

 Principal
   Amount                                                              Value

 CONVERTIBLE DEBENTURES - 13.8%
            BANKS - 0.4%
 $1,350,000 Surety Capital Corp.
             9.00%, 3/31/08......................................   $  1,350,000
                                                                    ------------
            BUILDING, CONSTRUCTION & FURNISHINGS - 1.1%
  2,500,000 Eagle Hardware & Garden, Inc.
             6.25%, 3/15/01......................................      3,284,375
                                                                    ------------
            BUSINESS EQUIPMENT &
             SERVICES - 1.7%
  2,600,000 HMT Technology Corp.
             5.75%, 1/15/04......................................      1,924,000
  1,250,000 Interim Services, Inc.
             4.50%, 6/1/05.......................................      1,245,312
    200,000 Personnel Group Of America, Inc.
             5.75%, 7/1/04.......................................        250,000
            Tecnomatix Technologies Ltd.:
    500,000 5.25%, 8/15/04, 144A.................................        371,875
  2,000,000 5.25%, 8/15/04.......................................      1,487,500
                                                                    ------------
                                                                       5,278,687
                                                                    ------------
            CONSUMER PRODUCTS &
             SERVICES - 1.2%
  4,000,000 Action Performance Companies, Inc.
             4.75%, 4/1/05, 144A.................................      3,670,000
                                                                    ------------
            ELECTRICAL EQUIPMENT &
             SERVICES - 1.4%
  4,550,000 Photronics, Inc.
             6.00%, 6/1/04.......................................      4,396,438
                                                                    ------------
            HEALTHCARE PRODUCTS &
             SERVICES - 1.9%
  5,000,000 Alpharma, Inc.
             5.75%, 4/1/05, 144A.................................      5,206,500
    480,000 Meridian Diagnostics, Inc.
             7.00%, 9/1/06.......................................        453,600
                                                                    ------------
                                                                       5,660,100
                                                                    ------------
            INDUSTRIAL SPECIALTY PRODUCTS & SERVICES - 0.2%
    610,000 Robbins & Myers, Inc.
             6.50%, 9/1/03.......................................        724,375
                                                                    ------------
            INFORMATION SERVICES & TECHNOLOGY - 0.2%
    500,000 May & Speh, Inc.
             5.25%, 4/1/03.......................................        684,375
                                                                    ------------
            LEISURE & TOURISM - 2.0%
  2,400,000 Family Golf Centers, Inc.
             5.75%, 10/15/04, 144A...............................      2,877,000
  3,370,000 Speedway Motorsports, Inc.
             5.75%, 9/30/03......................................      3,395,275
                                                                    ------------
                                                                       6,272,275
                                                                    ------------
            OIL FIELD SERVICES - 2.8%
            Key Energy Group, Inc.:
  3,250,000 5.00%, 9/15/04, 144A.................................      2,323,750
    250,000 7.00%, 7/1/03, 144A..................................        286,250

 Principal
   Amount                                                              Value

 CONVERTIBLE DEBENTURES - CONTINUED
            OIL FIELD SERVICES - CONTINUED
            Offshore Logistics, Inc.:
 $1,425,000 6.00%, 12/15/03, 144A................................   $  1,214,812
  1,750,000 6.00%, 12/15/03......................................      1,491,875
  3,000,000 Seacor Holdings, Inc.
             5.375%, 11/15/06....................................      3,120,000
                                                                    ------------
                                                                       8,436,687
                                                                    ------------
            RETAILING & WHOLESALE - 0.9%
            Central Garden & Pet Co.:
    500,000 6.00%, 11/15/03, 144A................................        554,375
  2,000,000 6.00%, 11/15/03......................................      2,217,500
                                                                    ------------
                                                                       2,771,875
                                                                    ------------
            Total Convertible Debentures
             (cost $45,859,373)..................................     42,529,187
                                                                    ------------
 SHORT-TERM INVESTMENTS - 5.7%
            COMMERCIAL PAPER - 3.6%
    450,000 Aristar, Inc.
             5.60%, 8/13/98......................................        449,160
    640,000 Avnet, Inc.
             5.52%, 8/19/98......................................        638,234
  2,960,000 BTR Dunlop Finance, Inc.
             5.53%, 8/10/98......................................      2,955,908
  1,990,000 Dollar Thrifty Funding Corp.
             5.54%, 8/11/98......................................      1,986,938
    850,000 Glencore Asset Funding Corp.
             5.55%, 8/6/98.......................................        849,345
    315,000 Newell Co.
             5.55%, 8/31/98......................................        313,543
  1,580,000 Park Avenue Recreation Corp.
             5.55%, 8/3/98.......................................      1,579,513
  1,780,000 PHH Corp.
             5.70%, 8/21/98......................................      1,774,363
    450,000 Twin Towers, Inc.
             5.54%, 8/7/98.......................................        449,584
                                                                    ------------
                                                                      10,996,588
                                                                    ------------
            GOVERNMENT AGENCY NOTES & BONDS - 2.1%
            Federal Home Loan Mortgage Discount Notes:
  3,460,000 5.45%, 8/27/98.......................................      3,446,381
    615,000 5.48%, 8/21/98.......................................        613,128
  2,350,000 5.48%, 8/31/98.......................................      2,339,268
                                                                    ------------
                                                                       6,398,777
                                                                    ------------
            Total Short-Term Investments
             (cost $17,395,365)..................................     17,395,365
                                                                    ------------

            TOTAL INVESTMENTS -
             (COST $319,731,553).........................   100.8%  309,389,622
            OTHER ASSETS AND
             LIABILITIES - NET...........................    (0.8)   (2,303,539)
                                                            -----  ------------
            NET ASSETS...................................   100.0% $307,086,083
                                                            =====  ============

                                   EVERGREEN
                         Small Cap Equity Income Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998


* Non-income producing securities.
+ Investment in a non-controlled affiliate. The fund owns over 5% of the outstanding voting shares of Knape & Vogt Manufacturing Co. The Fund has a cost basis of $4,805,148 in the issue at July 31, 1998. The Fund earned $100,224 of income from this investment during the period ending July 31, 1998.
144A Rule 144A securities are restricted as to resale to qualified insti-tutional investors.

SUMMARY OF ABBREVIATIONS:
CRESTSConvertible Redeemable Equity Structured Trust Securities
DECSDividend Enhanced Convertible Stock
PRIDESPreferred Redeemable Increased Dividend Equity Securities
REITReal Estate Investment Trust
TECONSTerm Convertible Shares
TOPRSTrust Originated Preferred Securities

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Utility Fund

                            SCHEDULE OF INVESTMENTS
                                 July 31, 1998

   Shares                                                              Value

 COMMON STOCKS - 70.3%
            BANKS - 2.1%
     35,000 Fleet Financial Group, Inc. .........................   $  3,007,813
                                                                    ------------
            INFORMATION SERVICES &
             TECHNOLOGY - 1.9%
     75,000 *Altera Corp. .......................................      2,735,156
                                                                    ------------
            OIL/ENERGY - 2.6%
     70,000 Enron Corp. .........................................      3,705,625
                                                                    ------------
            OIL FIELD SERVICES - 1.8%
    150,000 *R & B Falcon Corp. .................................      2,465,625
                                                                    ------------
            REAL ESTATE - 2.8%
    145,000 Felcor Lodging Trust Inc. REIT.......................      4,005,625
                                                                    ------------
            UTILITIES - ELECTRIC - 44.8%
    100,000 Central Hudson Gas & Electric Corp. .................      4,312,500
    100,000 Cinergy Corp. .......................................      3,156,250
     70,000 Duke Power Co. ......................................      3,998,750
    100,000 Energy East Corp. ...................................      4,000,000
    170,000 Houston Industries, Inc. ............................      4,749,375
    125,000 Interstate Energy Corp. .............................      3,664,063
    180,000 Marketspan Corp. ....................................      4,961,250
    165,000 MDU Resources Group, Inc. ...........................      3,743,437
     80,000 New Century Energies, Inc. ..........................      3,330,000
     60,000 NIPSCO Industries, Inc. .............................      1,597,500
    100,000 Pinnacle West Capital Corp. .........................      4,275,000
    150,000 PP&L Resources, Inc. ................................      3,478,125
    100,000 Public Service Enterprise Group, Inc. ...............      3,268,750
    150,000 *Sempra Energy.......................................      3,778,125
    140,000 Teco Energy Inc. ....................................      3,552,500
    100,000 UtiliCorp United, Inc. ..............................      3,525,000
    135,000 Wisconsin Energy Corp. ..............................      3,839,062
                                                                    ------------
                                                                      63,229,687
                                                                    ------------
            UTILITIES - GAS - 2.9%
     75,000 Northwest Natural Gas Co. ...........................      1,968,750
     60,000 Peoples Energy Corp. ................................      2,100,000
                                                                    ------------
                                                                       4,068,750
                                                                    ------------
            UTILITIES - TELEPHONE - 11.4%
     55,000 BellSouth Corp. .....................................      3,757,188
     70,000 GTE Corp. ...........................................      3,806,250
     60,000 Sprint Corp. ........................................      4,200,000
     80,000 U.S. West, Inc. .....................................      4,270,000
                                                                    ------------
                                                                      16,033,438
                                                                    ------------
            Total Common Stocks
             (cost $85,025,361)..................................     99,251,719
                                                                    ------------
 CONVERTIBLE PREFERRED - 25.8%
            COMMUNICATION SYSTEMS &
             SERVICES - 3.3%
     95,000 AirTouch Communications, Inc.
             6.00%, Series B.....................................      4,607,500
                                                                    ------------

   Shares                                                             Value

 CONVERTIBLE PREFERRED - CONTINUED
            PUBLISHING, BROADCASTING &
             ENTERTAINMENT - 2.8%
     50,000 Houston Industries Inc.
             7.00%, ACES
             (exchangeable for Time Warner common stock)........   $  3,912,500
                                                                   ------------
            TELECOMMUNICATION SERVICES &
             EQUIPMENT - 2.6%
     70,000 Qualcomm Financial Trust I
             5.75%..............................................      3,675,000
                                                                   ------------
            UTILITIES - ELECTRIC - 11.9%
     50,000 AES Trust I
             5.375%, Series A, TECONS...........................      3,440,625
    135,000 BNDES Participacoes S.A.
             BNDESPAR, DECS (Eletrobras)........................      4,387,500
    500,000 Companhia Paranaense de
             Energia-Copel, Plc, ADR............................      5,437,500
     70,000 Texas Utilities Co.
             9.25%, PRIDES......................................      3,561,250
                                                                   ------------
                                                                     16,826,875
                                                                   ------------
            UTILITIES - GAS - 2.2%
     70,000 MCN Financing III
             8.00%, PRIDES......................................      3,158,750
                                                                   ------------
            UTILITIES - TELEPHONE - 3.0%
     70,000 Sprint Corp.
             8.25%, DECS
             (exchangeable for Southern N.E. Telephone common
             stock).............................................      4,307,187
                                                                   ------------
            Total Convertible Preferred
             (cost $33,061,261).................................     36,487,812
                                                                   ------------

 Principal
   Amount
 CONVERTIBLE DEBENTURES - 2.1%
            INFORMATION SERVICES & TECHNOLOGY - 2.1%
 $4,000,000 Adaptec, Inc.
             4.75%, 2/1/04......................................      3,050,000
                                                                   ------------
            Total Convertible Debentures
             (cost $3,530,000)..................................      3,050,000
                                                                   ------------
            TOTAL LONG-TERM INVESTMENTS
             (COST $121,616,622)................................    138,789,531
                                                                   ------------
 REPURCHASE AGREEMENT - 0.2%
    254,895 Donaldson, Lufkin & Jenrette Securities Corp.,
             5.62%, purchased 7/31/98, maturing 8/3/98, maturity
             value $255,014 (cost $254,895) (a).................        254,895
                                                                   ------------

            TOTAL INVESTMENTS -
             (COST $121,871,517)..........................    98.4%  139,044,426
            OTHER ASSETS AND LIABILITIES - NET............     1.6     2,211,887
                                                             -----  ------------
            NET ASSETS....................................   100.0% $141,256,313
                                                             =====  ============

                                   EVERGREEN
                                 Utility Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998


* Non-income producing securities.
(a) At July 31, 1998, the repurchase agreement was collateralized by:
    $260,000 U.S. Treasury Bond, 3.625%, 4/15/28; value including inter-est - $255,763.

SUMMARY OF ABBREVIATIONS:
ACESAutomatically Convertible Equity Securities
ADRAmerican Depository Receipt
DECSDividend Enhanced Convertible Stock
PRIDESPreferred Redeemable Increased Dividend Equity Securities
REITReal Estate Investment Trust
TECONSTerm Convertible Shares


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Value Fund

                            SCHEDULE OF INVESTMENTS
                                 July 31, 1998

    Shares                                                            Value

 COMMON STOCKS - 90.7%
              AUTOMOTIVE EQUIPMENT &
               MANUFACTURING - 0.6%
      106,900 Ford Motor Co. ..................................   $    6,086,619
                                                                  --------------
              BANKS - 19.3%
       77,220 Banc One Corp. ..................................        3,991,309
      122,600 BankAmerica Corp. ...............................       11,003,350
      430,600 BankBoston Corp. ................................       20,830,275
       84,800 Bankers Trust Corp. .............................        9,502,900
      102,200 Chase Manhattan Corp. ...........................        7,728,875
       47,000 Citicorp.........................................        7,990,000
      248,200 First Chicago NBD Corp. .........................       20,802,262
      457,400 First Tennessee National Corp. ..................       14,350,925
      336,725 Fleet Financial Group, Inc. .....................       28,937,305
      244,056 NationsBank Corp. ...............................       19,463,466
      185,700 SouthTrust Corp. ................................        7,509,244
      328,500 TCF Financial Corp. .............................        9,485,438
      107,600 Union Planters Corp. ............................        5,864,200
      271,300 Wachovia Corp. ..................................       23,230,062
                                                                  --------------
                                                                     190,689,611
                                                                  --------------
              BUSINESS EQUIPMENT &
               SERVICES - 0.1%
       10,000 Lucent Technologies, Inc. .......................          924,375
                                                                  --------------
              CHEMICAL & AGRICULTURAL
               PRODUCTS - 1.6%
        6,100 Du Pont (E. I.) De Nemours & Co. ................          378,200
      635,000 Morton International, Inc. ......................       15,359,063
                                                                  --------------
                                                                      15,737,263
                                                                  --------------
              COMMUNICATION SYSTEMS &
               SERVICES - 1.9%
      200,350 *Cisco Systems, Inc. ............................       19,183,512
                                                                  --------------
              CONSUMER PRODUCTS &
               SERVICES - 1.2%
      104,100 Colgate-Palmolive Co. ...........................        9,622,744
       18,200 Gillette Co. ....................................          953,225
       16,800 Procter & Gamble Co. ............................        1,333,500
                                                                  --------------
                                                                      11,909,469
                                                                  --------------
              DIVERSIFIED COMPANIES - 2.0%
      156,100 AlliedSignal, Inc. ..............................        6,790,350
      212,000 Tyco International Ltd. .........................       13,130,750
                                                                  --------------
                                                                      19,921,100
                                                                  --------------
              ELECTRICAL EQUIPMENT &
               SERVICES - 5.2%
      383,700 General Electric Co. ............................       34,269,206
       10,200 *LSI Logic.......................................          211,012
      295,100 Tandy Corp. .....................................       16,765,369
                                                                  --------------
                                                                      51,245,587
                                                                  --------------
              FINANCE & INSURANCE - 10.3%
      296,000 Allstate Corp. ..................................       12,561,500
       13,100 American General Corp. ..........................          894,894
       70,800 American International Group, Inc. ..............       10,677,525
       94,507 Associates First Capital Corp.
               Cl. A...........................................        7,342,013

    Shares                                                            Value

 COMMON STOCKS - CONTINUED
              FINANCE & INSURANCE - CONTINUED
        8,000 Chubb Corp. .....................................   $      587,000
      348,400 CIT Group, Inc. .................................       11,540,750
       30,200 Federal Home Loan Mortgage Corp. ................        1,426,950
      158,700 Federal National Mortgage Association............        9,839,400
      196,000 Greenpoint Financial Corp. ......................        7,778,750
        2,600 Lincoln National Corp. ..........................          248,950
      145,700 MBIA, Inc. ......................................        9,816,537
       21,200 Morgan Stanley, Dean Witter, Discover & Co. .....        1,845,725
      237,100 ReliaStar Financial Corp. .......................       11,766,087
       83,950 Travelers Group, Inc. ...........................        5,624,650
      242,200 Travelers Property Casualty Corp. Cl. A..........       10,475,150
                                                                  --------------
                                                                     102,425,881
                                                                  --------------
              FOOD & BEVERAGE
               PRODUCTS - 6.4%
      377,200 American Stores Co. .............................        8,746,325
      550,200 Archer Daniels Midland Co. ......................        9,422,175
      131,300 Coca Cola Co. ...................................       10,594,269
      444,200 Fortune Brands, Inc. ............................       16,407,637
      292,300 Philip Morris Companies, Inc. ...................       12,806,394
      115,700 Sara Lee Corp. ..................................        5,799,462
                                                                  --------------
                                                                      63,776,262
                                                                  --------------
              HEALTHCARE PRODUCTS &
               SERVICES - 13.0%
       20,000 Abbott Laboratories..............................          831,250
      237,800 American Home Products Corp. ....................       12,246,700
      212,800 Bristol-Myers Squibb Co. ........................       24,245,900
      197,800 HBO & Co. .......................................        5,828,919
      380,600 *HEALTHSOUTH Corp. ..............................        9,562,575
      244,900 Johnson & Johnson................................       18,918,525
       25,800 Lilly (Eli) & Co. ...............................        1,735,050
      129,500 Merck & Co., Inc. ...............................       15,968,969
      385,200 Pharmacia & Upjohn, Inc. ........................       18,248,850
      145,300 SmithKline Beecham Plc, ADR......................        8,318,425
      420,399 *Tenet Healthcare Corp. .........................       12,585,695
                                                                  --------------
                                                                     128,490,858
                                                                  --------------
              INFORMATION SERVICES &
               TECHNOLOGY - 7.1%
      185,700 *American Power Conversion Corp. ................        5,988,825
      244,200 EMC Corp. .......................................       11,965,800
      256,100 *Gateway 2000, Inc. .............................       13,829,400
       18,000 Intel Corp. .....................................        1,519,875
      143,800 International Business Machines Corp. ...........       19,053,500
      376,700 *Sun Microsystems, Inc. .........................       17,799,075
                                                                  --------------
                                                                      70,156,475
                                                                  --------------
              LEISURE & TOURISM - 0.1%
       30,600 Disney Walt Co. .................................        1,053,788
                                                                  --------------
              OIL/ENERGY - 8.6%
      150,800 Amoco Corp. .....................................        6,295,900

                                   EVERGREEN
                                  Value Fund

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998

    Shares                                                            Value

 COMMON STOCKS - CONTINUED
              OIL/ENERGY - CONTINUED
       83,400 Atlantic Richfield Co. ..........................   $    5,650,350
      233,300 Burlington Resources, Inc. ......................        8,457,125
        9,900 Chevron Corp. ...................................          817,988
       36,700 Exxon Corp. .....................................        2,573,588
      145,900 Mobil Corp. .....................................       10,176,525
      161,500 Pennzoil Co. ....................................        7,267,500
       45,700 Royal Dutch Petroleum Co. .......................        2,330,700
      343,100 Sonat, Inc. .....................................       10,035,675
      166,600 Texaco, Inc. ....................................       10,131,362
      297,000 Unocal Corp. ....................................        9,726,750
      353,400 Williams Companies, Inc. ........................       11,330,887
                                                                  --------------
                                                                      84,794,350
                                                                  --------------
              PUBLISHING, BROADCASTING &
               ENTERTAINMENT - 0.1%
       17,200 *Viacom, Inc. Cl. B..............................        1,178,200
                                                                  --------------
              REAL ESTATE - 1.9%
      455,300 Equity Residential Properties Trust REIT.........       19,122,600
                                                                  --------------
              RETAILING & WHOLESALE - 1.5%
      299,900 Sears, Roebuck & Co. ............................       15,219,925
                                                                  --------------
              TELECOMMUNICATION SERVICES &
               EQUIPMENT - 1.4%
      160,000 Nokia Corp. ADR..................................       13,940,000
                                                                  --------------
              TEXTILE & APPAREL - 0.8%
      160,900 V. F. Corp. .....................................        7,572,356
                                                                  --------------
              TRANSPORTATION - 1.9%
      143,900 Burlington Northern Santa Fe.....................       14,812,706
      142,800 Norfolk Southern Corp. ..........................        4,266,150
                                                                  --------------
                                                                      19,078,856
                                                                  --------------

* Non-income producing securities.

SUMMARY OF ABBREVIATIONS:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

    Shares                                                            Value

 COMMON STOCKS - CONTINUED
              UTILITIES - ELECTRIC - 2.5%
      269,100 CMS Energy Corp. ................................   $   11,352,656
       58,400 GPU, Inc. .......................................        2,087,800
      412,700 Houston Industries, Inc. ........................       11,529,806
                                                                  --------------
                                                                      24,970,262
                                                                  --------------
              UTILITIES - GAS - 1.4%
      361,600 NICOR Inc. ......................................       13,921,600
                                                                  --------------
              UTILITIES - TELEPHONE - 1.8%
      211,900 AT&T Corp. ......................................       12,846,437
       20,796 Bell Atlantic Corp. .............................          943,619
       30,300 BellSouth Corp. .................................        2,069,869
       25,500 MCI Communications Corp. ........................        1,651,125
                                                                  --------------
                                                                      17,511,050
                                                                  --------------
              Total Common Stocks
               (cost $683,255,436).............................      898,909,999
                                                                  --------------
  Principal
    Amount
 SHORT-TERM INVESTMENTS - 10.3%
              GOVERNMENT AGENCY NOTES &
               BONDS - 10.3%
 $102,239,000 Federal Home Loan Mortgage Discount Notes
               5.56%, 8/3/98...................................      102,207,420
                                                                  --------------
              Total Short-Term Investments
               (cost $102,207,419).............................      102,207,420
                                                                  --------------

              TOTAL INVESTMENTS -
               (COST $785,462,855).....................   101.0%  1,001,117,419
              OTHER ASSETS AND LIABILITIES - NET.......    (1.0)    (10,295,053)
                                                          -----  --------------
              NET ASSETS...............................   100.0% $  990,822,366
                                                          =====  ==============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Fund for Total Return

                            SCHEDULE OF INVESTMENTS
                                 July 31, 1998

   Shares                                                              Value

 COMMON STOCKS - 81.7%
             AUTOMOTIVE EQUIPMENT &
              MANUFACTURING - 4.4%
      50,000 Chrysler Corp. .....................................   $  2,959,375
      50,000 Ford Motor Co. .....................................      2,846,875
      40,000 *Lear Corp. ........................................      2,122,500
                                                                    ------------
                                                                       7,928,750
                                                                    ------------
             BANKS - 12.0%
      55,000 Associated Banc Corp. ..............................      2,100,312
      30,000 BankAmerica Corp. ..................................      2,692,500
      80,000 BankBoston Corp. ...................................      3,870,000
      30,000 Chase Manhattan Corp. ..............................      2,268,750
       4,000 Citicorp............................................        680,000
      50,000 Firstar Corp. ......................................      2,496,875
      50,000 Fleet Financial Group, Inc. ........................      4,296,875
     110,000 TCF Financial Corp. ................................      3,176,250
                                                                    ------------
                                                                      21,581,562
                                                                    ------------
             CHEMICAL & AGRICULTURAL
              PRODUCTS - 5.0%
      30,000 Du Pont (E. I.) De Nemours & Co. ...................      1,860,000
      50,000 Monsanto Co. .......................................      2,831,250
      65,000 Morton International, Inc. .........................      1,572,187
      27,000 Rohm & Haas Co. ....................................      2,629,125
                                                                    ------------
                                                                       8,892,562
                                                                    ------------
             COMMUNICATION SYSTEMS &
              SERVICES - 1.3%
      25,000 *Cisco Systems, Inc. ...............................      2,394,531
                                                                    ------------
             CONSUMER PRODUCTS &
              SERVICES - 0.9%
      20,000 Procter & Gamble Co. ...............................      1,587,500
                                                                    ------------
             DIVERSIFIED COMPANIES - 3.0%
      50,000 *Owens Illinois, Inc. ..............................      2,206,250
      50,000 Tyco International Ltd. ............................      3,096,875
                                                                    ------------
                                                                       5,303,125
                                                                    ------------
             ELECTRICAL EQUIPMENT &
              SERVICES - 4.6%
      60,000 General Electric Co. ...............................      5,358,750
      60,000 *Solectron Corp. ...................................      2,880,000
                                                                    ------------
                                                                       8,238,750
                                                                    ------------
             FINANCE & INSURANCE - 7.5%
      25,000 Hartford Life, Inc. Cl. A...........................      1,446,875
      30,000 Lincoln National Corp. .............................      2,872,500
      50,000 Nationwide Financial Services, Inc. Cl. A...........      2,721,875
      32,289 PMI Group, Inc. ....................................      2,187,580
      35,000 SLM Holding Corp. ..................................      1,618,750
      37,500 Travelers Group, Inc. ..............................      2,512,500
                                                                    ------------
                                                                      13,360,080
                                                                    ------------
             FOOD & BEVERAGE PRODUCTS - 2.9%
      35,000 H.J. Heinz Co. .....................................      1,929,375
      75,000 Philip Morris Companies, Inc. ......................      3,285,938
                                                                    ------------
                                                                       5,215,313
                                                                    ------------

   Shares                                                              Value

 COMMON STOCKS - CONTINUED
             HEALTHCARE PRODUCTS &
              SERVICES - 12.0%
     120,000 American Home Products Corp. .......................   $  6,180,000
      50,000 Bristol-Myers Squibb Co. ...........................      5,696,875
      30,000 Johnson & Johnson...................................      2,317,500
      40,000 Merck & Co., Inc. ..................................      4,932,500
      50,000 Pharmacia & Upjohn, Inc. ...........................      2,368,750
                                                                    ------------
                                                                      21,495,625
                                                                    ------------
             INDUSTRIAL SPECIALTY PRODUCTS &
              SERVICES -  1.9%
      50,000 Trinity Industries, Inc. ...........................      1,996,875
      50,000 *United States Filter Corp. ........................      1,350,000
                                                                    ------------
                                                                       3,346,875
                                                                    ------------
             INFORMATION SERVICES & TECHNOLOGY - 4.5%
      50,000 *EMC Corp. .........................................      2,450,000
      30,000 Hewlett-Packard Co. ................................      1,665,000
      30,000 International Business Machines Corp. ..............      3,975,000
                                                                    ------------
                                                                       8,090,000
                                                                    ------------
             LEISURE & TOURISM - 1.2%
      56,900 Carnival, Corp. Cl. A...............................      2,101,744
                                                                    ------------
             OIL/ENERGY - 5.3%
      74,000 Anadarko Petroleum Corp. ...........................      2,539,125
      20,000 Exxon Corp. ........................................      1,402,500
      24,000 Mobil Corp. ........................................      1,674,000
      24,000 Texaco, Inc. .......................................      1,459,500
      75,000 Unocal Corp. .......................................      2,456,250
                                                                    ------------
                                                                       9,531,375
                                                                    ------------
             PUBLISHING, BROADCASTING &
              ENTERTAINMENT - 0.9%
      50,000 CBS Corp. ..........................................      1,696,875
                                                                    ------------
             REAL ESTATE - 5.9%
      40,000 Boston Properties, Inc. REIT........................      1,292,500
      50,000 Equity Office Properties Trust REIT.................      1,243,750
      25,000 Equity Residential Properties Trust REIT............      1,050,000
      36,000 First Industrial Realty Trust, Inc. REIT............        994,500
     140,000 Indymac Mortgage Holdings, Inc. REIT................      2,948,750
      44,999 Patriot American Hospitality, Inc. REIT.............        854,981
      49,000 Prentiss Properties Trust REIT......................      1,166,812
      30,000 Spieker Properties, Inc. REIT.......................      1,078,125
                                                                    ------------
                                                                      10,629,418
                                                                    ------------
             RETAILING & WHOLESALE - 3.3%
      50,000 *Costco Companies, Inc. ............................      2,839,063
      50,000 Wal-Mart Stores, Inc. ..............................      3,156,250
                                                                    ------------
                                                                       5,995,313
                                                                    ------------

                                   EVERGREEN
                             Fund for Total Return

                       SCHEDULE OF INVESTMENTS(continued)
                                 July 31, 1998

   Shares                                                              Value

 COMMON STOCKS - CONTINUED
             UTILITIES - TELEPHONE - 5.1%
      40,000 Ameritech Corp. ....................................   $  1,967,500
      39,290 AT&T Corp. .........................................      2,381,956
      40,000 GTE Corp. ..........................................      2,175,000
      50,000 U.S. West, Inc. ....................................      2,668,750
                                                                    ------------
                                                                       9,193,206
                                                                    ------------
             Total Common Stocks
              (cost $105,987,328)................................    146,582,604
                                                                    ------------
 CONVERTIBLE PREFERRED - 3.5%
             BUILDING, CONSTRUCTION &
              FURNISHINGS - 0.8%
     150,000 Kaufman & Broad Home Corp.
              8.25%, PRIDES......................................      1,443,750
                                                                    ------------
             FINANCE & INSURANCE - 1.0%
      30,000 Newell Financial Trust I
              5.25%, 144A........................................      1,785,000
                                                                    ------------
             RETAILING & WHOLESALE - 1.7%
      50,000 Kmart Financing I
              7.75%..............................................      3,100,000
                                                                    ------------
             Total Convertible Preferred
              (cost $5,610,665)..................................      6,328,750
                                                                    ------------
  Principal
   Amount
 CONVERTIBLE DEBENTURES - 3.0%
             CONSUMER PRODUCTS &
              SERVICES - 0.6%
 $ 1,000,000 Sunrise Assisted Living, Inc.
              5.50%, 6/15/02, 144A...............................      1,044,820
                                                                    ------------

* Non-income producing securities.
(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued inter-est at July 31, 1998.
144A Rule 144A securities are restricted as to resale to qualified insti-tutional investors.

SUMMARY OF ABBREVIATIONS:
BUCS Beneficial Unsecured Convertible Securities.
PRIDES Preferred Redeemable Increased Dividend Equity Securities.
REIT Real Estate Investment Trust.

  Principal
   Amount                                                             Value

 CONVERTIBLE DEBENTURES - CONTINUED
             HEALTHCARE PRODUCTS &
              SERVICES - 1.1%
 $ 2,000,000 Healthsouth Corp.
              3.25%, 4/1/03, 144A...............................   $  2,017,500
                                                                   ------------
             RETAILING & WHOLESALE - 1.0%
     750,000 Staples, Inc.
              4.50%, 10/1/00, 144A..............................      1,707,188
                                                                   ------------
             TELECOMMUNICATION SERVICES &
              EQUIPMENT - 0.3%
     500,000 Antec Corp.
              4.50%, 5/15/03, 144A..............................        570,000
                                                                   ------------
             Total Convertible Debentures
              (cost $4,250,000).................................      5,339,508
                                                                   ------------
 SHORT-TERM INVESTMENTS - 11.4%
             REPURCHASE AGREEMENT - 11.4%
  20,376,000 Keystone Joint Repurchase Agreement
              5.65%, purchased 7/31/98,
              maturing 8/3/98, maturity value $20,385,594 (cost
              $20,376,000) (a)..................................     20,376,000
                                                                   ------------
             Total Short-Term Investments
              (cost $20,376,000)................................     20,376,000
                                                                   ------------

             TOTAL INVESTMENTS -
              (COST $136,223,993).........................    99.6%  178,626,862
             OTHER ASSETS AND LIABILITIES - NET...........     0.4       750,170
                                                             -----  ------------
             NET ASSETS...................................   100.0% $179,377,032
                                                             =====  ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 July 31, 1998

                                            GROWTH &      INCOME &     SMALL CAP
                            BLUE CHIP        INCOME        GROWTH    EQUITY INCOME    UTILITY         VALUE         FUND FOR
                               FUND           FUND          FUND         FUND           FUND           FUND       TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments at value
  (identified cost --
   $297,945,142,
  $1,747,884,736,
  $893,995,749,
  $319,731,553,
  $121,871,517,
  $785,462,855 and
  $136,223,993,
  respectively)..........  $383,073,812  $2,177,972,651 $941,812,530 $309,389,622   $139,044,426  $1,001,117,419  $178,626,862
 Cash....................           700          58,546      164,295       16,486              0          48,239           313
 Receivable for
  investments sold.......    36,513,342       4,727,680   25,024,357            0      2,760,788       5,129,220     1,405,282
 Receivable for Fund
  shares sold............     1,882,250       6,642,137      176,442    4,313,582         84,885         824,790       147,233
 Dividends and interest
  receivable.............       423,533       1,166,850    3,272,724      947,695        617,985       1,248,745       342,345
 Unamortized
  organization
  expenses...............             0               0            0        2,482              0               0             0
 Prepaid expenses and
  other assets...........        72,244          66,619       44,731       40,706         24,461          37,363        70,135
------------------------------------------------------------------------------------------------------------------------------
   Total assets..........   421,965,881   2,190,634,483  970,495,079  314,710,573    142,532,545   1,008,405,776   180,592,170
------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES
 Payable for investments
  purchased..............    16,939,811      35,092,472    5,271,218    1,267,324      1,062,250      11,805,124             0
 Payable for Fund shares
  repurchased............     1,170,650       5,100,629      601,200    5,761,900         97,290       4,672,270       969,418
 Demand note payable.....             0               0   12,800,000            0              0               0             0
 Advisory fee payable....       215,367       1,667,830      819,191      275,512         61,885         445,512        94,340
 Distribution fee
  payable................       160,609         987,570       52,500      149,321         45,943         397,253       119,892
 Due to related
  parties................         5,000               0            0            0          3,535          25,469         1,916
 Foreign taxes payable...         8,844           3,410       38,063       12,104              0               0             0
 Accrued expenses and
  other liabilities......        57,535         461,694      259,080      158,329          5,329         237,782        29,572
------------------------------------------------------------------------------------------------------------------------------
   Total liabilities.....    18,557,816      43,313,605   19,841,252    7,624,490      1,276,232      17,583,410     1,215,138
------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS..............  $403,408,065  $2,147,320,878 $950,653,827 $307,086,083   $141,256,313  $  990,822,366  $179,377,032
------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS REPRESENTED
  BY
 Paid-in capital.........  $286,984,109  $1,659,627,550 $833,102,573 $313,505,223   $108,709,536  $  774,854,885  $118,660,810
 Undistributed net
  investment income......       (14,966)        360,888   13,459,757      173,362         (7,868)        (82,792)      430,969
 Accumulated
  undistributed net
  realized gains or
  losses on securities
  and foreign currency
  related transactions...    31,310,252      57,244,858   56,431,275    3,749,429     15,381,736         395,709    17,882,384
 Net unrealized gains or
  losses on securities
  and foreign currency
  related transactions...    85,128,670     430,087,582   47,660,222  (10,341,931)    17,172,909     215,654,564    42,402,869
------------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS......  $403,408,065  $2,147,320,878 $950,653,827 $307,086,083   $141,256,313  $  990,822,366  $179,377,032
------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS CONSISTS OF
 Class A.................  $284,734,787  $  296,312,480 $ 15,005,424 $ 54,142,181   $ 95,300,077  $  476,169,512  $ 52,667,235
 Class B.................   117,893,339     999,503,080   54,544,427  130,191,440     43,775,719     326,459,414   105,747,682
 Class C.................       779,939      50,160,238    1,258,970   26,196,901        485,778       5,125,086    20,851,084
 Class Y.................            --     801,345,080  879,845,006   96,555,561      1,694,739     183,068,354       111,031
------------------------------------------------------------------------------------------------------------------------------
                           $403,408,065  $2,147,320,878 $950,653,827 $307,086,083   $141,256,313  $  990,822,366  $179,377,032
------------------------------------------------------------------------------------------------------------------------------
 SHARES OUTSTANDING
 Class A.................     9,360,366      10,168,501      647,121    3,436,877      8,104,711      21,422,851     2,432,921
 Class B.................     3,884,909      34,605,795    2,367,514    8,307,846      3,721,068      14,707,068     4,904,830
 Class C.................        25,659       1,736,422       54,643    1,673,076         41,291         231,038       966,154
 Class Y.................            --      27,448,762   37,891,181    6,124,137        144,020       8,234,209         5,137
------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER
  SHARE
 Class A.................  $      30.42  $        29.14 $      23.19 $      15.75   $      11.76  $        22.23  $      21.65
------------------------------------------------------------------------------------------------------------------------------
 Class A -- Offering
  price (based on sales
  charge of 4.75%).......  $      31.94  $        30.59 $      24.35 $      16.54   $      12.35  $        23.34  $      22.73
------------------------------------------------------------------------------------------------------------------------------
 Class B.................  $      30.35  $        28.88 $      23.04 $      15.67   $      11.76  $        22.20  $      21.56
------------------------------------------------------------------------------------------------------------------------------
 Class C.................  $      30.40  $        28.89 $      23.04 $      15.66   $      11.76  $        22.18  $      21.58
------------------------------------------------------------------------------------------------------------------------------
 Class Y.................            --  $        29.19 $      23.22 $      15.77   $      11.77  $        22.23  $      21.61
------------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                            STATEMENTS OF OPERATIONS
                            Year Ended July 31, 1998

                                                                          SMALL CAP
                            BLUE CHIP   GROWTH & INCOME INCOME & GROWTH EQUITY INCOME    UTILITY        VALUE        FUND FOR
                              FUND*          FUND            FUND           FUND          FUND          FUND       TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Dividends (net of
  foreign withholding
  taxes of $56,392,
  $25,234, $689,197,
  $12,104, $10,435,
  $130,187 and $5,544,
  respectively).........   $ 4,313,767   $ 15,668,809    $ 52,734,876   $  4,983,605   $ 6,208,578  $  25,677,634  $ 3,235,512
 Interest...............     1,099,735     21,896,927       4,016,267      2,459,788       225,962      3,900,639      615,022
-------------------------------------------------------------------------------------------------------------------------------
  Total income..........     5,413,502     37,565,736      56,751,143      7,443,393     6,434,540     29,578,273    3,850,534
-------------------------------------------------------------------------------------------------------------------------------
 EXPENSES
 Advisory fee...........     2,052,676     16,275,918       9,685,921      2,055,006       704,533      7,023,408    1,062,354
 Distribution Plan
  expenses..............     1,628,814      8,865,387         566,084        988,649       660,925      4,211,807    1,350,540
 Transfer agent fees....       670,296      3,658,406       1,768,773        515,179       268,742      1,670,576      324,338
 Administrative service
  fees..................        53,198              0               0              0        42,854        438,523       33,743
 Trustees' fees and
  expenses..............        13,999         45,947          29,888         11,331         3,511         39,273        7,325
 Printing...............       160,647        916,116         474,221         87,074        90,104        526,008      100,958
 Custodian fees.........        71,500        527,465         306,190         56,140        39,916        374,521       56,522
 Registration fees......        49,119        352,740          61,854        150,185        68,826         57,916       51,507
 Amortization of
  organization
  expenses..............             0              0               0          5,727             0              0            0
 Other..................        36,983        128,241         105,638         26,166        28,756        107,017       41,618
-------------------------------------------------------------------------------------------------------------------------------
  Total expenses........     4,737,232     30,770,220      12,998,569      3,895,457     1,908,167     14,449,049    3,028,905
 Less: Indirectly paid
  expenses..............        (3,604)       (21,867)        (28,957)        (7,877)       (2,764)       (10,190)      (1,267)
 Fee waivers and/or
  reimbursement from
  investment adviser....             0              0               0              0      (204,617)             0            0
-------------------------------------------------------------------------------------------------------------------------------
  Net expenses..........     4,733,628     30,748,353      12,969,612      3,887,580     1,700,786     14,438,859    3,027,638
-------------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME..       679,874      6,817,383      43,781,531      3,555,813     4,733,754     15,139,414      822,896
-------------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND
  UNREALIZED GAINS OR
  LOSSES ON SECURITIES
  AND FOREIGN CURRENCY
  RELATED TRANSACTIONS
 Net realized gains or
  losses on:
  Securities............    45,240,695     89,769,570      88,022,951      4,125,256    16,449,359    382,225,398   21,844,245
  Foreign currency
   related
   transactions.........       (58,529)             0          52,503              0             0              0            0
-------------------------------------------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and foreign currency
  related transactions..    45,182,166     89,769,570      88,075,454      4,125,256    16,449,359    382,225,398   21,844,245
-------------------------------------------------------------------------------------------------------------------------------
 Net change in
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions..    18,537,520     54,312,938     (54,214,289)   (17,882,408)      197,673   (290,896,507)  (1,065,798)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions..    63,719,686    144,082,508      33,861,165    (13,757,152)   16,647,032     91,328,891   20,778,447
-------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS............   $64,399,560   $150,899,891    $ 77,642,696   $(10,201,339)  $21,380,786  $ 106,468,305  $21,601,343
-------------------------------------------------------------------------------------------------------------------------------

*For the eleven-month period ended July 31, 1998. The Fund changed its fiscal year end from August to July, effective July 31, 1998.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                            STATEMENTS OF OPERATIONS
                           Year Ended August 31, 1997

                                                                    BLUE CHIP
                                                                      FUND
-------------------------------------------------------------------------------
 INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of $58,633)........   $ 5,155,917
 Interest.......................................................       533,010
-------------------------------------------------------------------------------
  Total income..................................................     5,688,927
-------------------------------------------------------------------------------
 EXPENSES
 Advisory fee...................................................     1,794,364
 Distribution Plan expenses.....................................     1,535,556
 Transfer agent fees............................................       683,706
 Administrative service fees....................................        44,985
 Trustees' fees and expenses....................................         5,931
 Professional fees..............................................        41,471
 Custodian fees.................................................       136,192
 Printing.......................................................        31,980
 Registration fees..............................................        47,804
 Other..........................................................         6,423
-------------------------------------------------------------------------------
  Total expenses................................................     4,328,412
 Less: Indirectly paid expenses.................................       (20,588)
-------------------------------------------------------------------------------
  Net expenses..................................................     4,307,824
-------------------------------------------------------------------------------
 NET INVESTMENT INCOME..........................................     1,381,103
-------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS OR LOSSES ON SECURITIES AND
  FOREIGN CURRENCY RELATED TRANSACTIONS
 Net realized gains or losses on:
  Securities....................................................    42,390,850
  Foreign currency related transactions.........................       (12,863)
-------------------------------------------------------------------------------
 Net realized gains or losses on securities and foreign currency
  related transactions..........................................    42,377,987
 Net change in unrealized gains or losses on securities and
  foreign currency related transactions.........................    35,362,301
-------------------------------------------------------------------------------
 Net realized and unrealized gains or losses on securities and
  foreign currency related transactions.........................    77,740,288
-------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........   $79,121,391
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                      STATEMENTS OF CHANGES IN NET ASSETS
                            Year Ended July 31, 1998

                                                                      SMALL CAP
                      BLUE CHIP    GROWTH & INCOME  INCOME & GROWTH EQUITY INCOME    UTILITY          VALUE         FUND FOR
                        FUND*           FUND             FUND           FUND           FUND           FUND        TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment
  income..........   $    679,874  $    6,817,383    $  43,781,531  $  3,555,813   $  4,733,754  $    15,139,414  $    822,896
 Net realized
  gains or losses
  on securities
  and foreign
  currency related
  transactions....     45,182,166      89,769,570       88,075,454     4,125,256     16,449,359      382,225,398    21,844,245
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions....     18,537,520      54,312,938      (54,214,289)  (17,882,408)       197,673     (290,896,507)   (1,065,798)
-------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations.....     64,399,560     150,899,891       77,642,696   (10,201,339)    21,380,786      106,468,305    21,601,343
-------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS
 From net
  investment
  income
  Class A.........       (572,879)     (1,133,476)        (582,857)     (585,054)    (3,623,474)      (4,928,756)     (457,652)
  Class B.........       (753,205)              0       (1,826,984)     (875,495)    (1,224,827)      (1,461,990)     (258,225)
  Class C.........            (10)              0          (40,251)     (178,326)       (12,408)         (15,608)      (55,586)
  Class Y.........              0      (5,146,565)     (41,136,147)   (1,701,966)       (71,410)     (11,332,854)         (895)
 From net realized
  gains
  Class A.........              0      (7,164,362)        (827,257)     (213,842)    (8,654,842)     (79,220,878)   (3,551,251)
  Class B.........    (51,043,219)    (23,729,561)      (3,160,159)     (507,582)    (3,545,873)     (55,199,824)   (7,082,118)
  Class C.........              0      (1,087,731)         (63,045)     (100,773)       (34,234)        (713,832)   (1,542,452)
  Class Y.........              0     (23,937,007)     (58,431,404)     (758,969)      (166,884)     (82,980,185)       (3,495)
-------------------------------------------------------------------------------------------------------------------------------
  Total
   distributions
   to
   shareholders...    (52,369,313)    (62,198,702)    (106,068,104)   (4,922,007)   (17,333,952)    (235,853,927)  (12,951,674)
-------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from
  shares sold.....    114,811,777     982,241,448       36,821,129   324,098,172     27,354,893      209,984,754    40,160,932
 Payment for
  shares
  redeemed........    (99,812,547)   (402,984,465)    (109,733,628)  (64,094,835)   (24,559,873)  (1,216,417,479)  (44,846,695)
 Net asset value
  of shares issued
  in reinvestment
  of
  distributions...     45,932,435      54,748,017       95,522,782     3,360,906      4,031,786      202,246,215    12,075,357
 Shares issued in
  acquisition of
  Blanchard Growth
  & Income Fund...     17,510,672               0                0             0              0                0             0
 Shares issued in
  acquisition of
  Virtus Style
  Manager Fund....              0      75,922,310                0             0              0                0             0
 Shares issued in
  acquisition of
  Virtus Style
  Manager; Large
  Cap Fund........              0               0                0             0              0      104,172,578             0
-------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   capital share
   transactions...     78,442,337     709,927,310       22,610,283   263,364,243      6,826,806     (700,013,932)    7,389,594
-------------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets....     90,472,584     798,628,499       (5,815,125)  248,240,897     10,873,640     (829,399,554)   16,039,263
 NET ASSETS
 Beginning of
  period..........    312,935,481   1,348,692,379      956,468,952    58,845,186    130,382,673    1,820,221,920   163,337,769
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD....   $403,408,065  $2,147,320,878    $ 950,653,827  $307,086,083   $141,256,313  $   990,822,366  $179,377,032
-------------------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment
  income..........   $    (14,966) $      360,888    $  13,459,757  $    173,362   $     (7,868) $       (82,792) $    430,969
-------------------------------------------------------------------------------------------------------------------------------

*For the eleven-month period ended July 31, 1998. The Fund changed its fiscal year end from August to July, effective July 31, 1998.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                      STATEMENTS OF CHANGES IN NET ASSETS
                 Fiscal year ended July 31, or August 31, 1997

                                                                       SMALL CAP
                       BLUE CHIP    GROWTH & INCOME  INCOME & GROWTH EQUITY INCOME   UTILITY         VALUE          FUND FOR
                         FUND*          FUND**           FUND**         FUND**        FUND**         FUND**      TOTAL RETURN**
-------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment
  income............  $  1,381,103  $    2,407,908    $ 21,889,648    $   385,091  $  2,786,986  $   16,353,679   $    766,801
 Net realized gains
  or losses on
  securities and
  foreign currency
  related
  transactions......    42,377,987      23,375,321      44,086,999      1,108,151    11,377,530      58,756,392      8,633,551
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions......    35,362,301     188,382,086      42,180,501      6,035,485    (1,002,220)    239,837,361     15,979,989
-------------------------------------------------------------------------------------------------------------------------------
  Net increase in
   net assets
   resulting from
   operations.......    79,121,391     214,165,315     108,157,148      7,528,727    13,162,296     314,947,432     25,380,341
-------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS
 From net
  investment income
  Class A...........             0        (357,479)       (248,453)       (11,097)   (2,030,267)     (2,943,697)      (368,590)
  Class B...........    (2,021,947)              0        (790,199)       (17,755)     (639,939)     (1,098,593)      (315,494)
  Class C...........             0               0         (19,512)        (6,915)       (6,346)         (9,131)       (78,332)
  Class Y...........             0      (2,157,823)    (20,540,101)      (297,079)      (40,667)    (10,102,012)             0
 From net realized
  gains
  Class A...........             0               0               0         (1,322)            0               0              0
  Class B...........   (30,039,258)              0               0         (2,116)            0               0              0
  Class C...........             0               0               0           (824)            0               0              0
  Class Y...........             0               0               0        (35,401)            0               0              0
-------------------------------------------------------------------------------------------------------------------------------
   Total
    distributions to
    shareholders....   (32,061,205)     (2,515,302)    (21,598,265)      (372,509)   (2,717,219)    (14,153,433)      (762,416)
-------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from
  shares sold.......   103,353,377     465,092,821      17,909,857     50,579,448     2,117,468     210,144,988     63,866,407
 Payment for shares
  redeemed..........   (89,890,447)   (111,499,306)    (71,220,009)    (8,771,326)  (21,527,215)   (224,625,243)   (24,402,541)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.....    27,593,101       1,997,489      18,977,783        204,650     2,197,790      10,671,545        680,769
-------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   capital share
   transactions.....    41,056,031     355,591,004     (34,332,369)    42,012,772   (17,211,957)     (3,808,710)    40,144,635
-------------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets......    88,116,217     567,241,017      52,226,514     49,168,990    (6,766,880)    296,985,289     64,762,560
 NET ASSETS
 Beginning of
  period............   224,819,264     781,451,362     904,242,438      9,676,196   137,149,553   1,523,236,631     98,575,209
-------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD......  $312,935,481  $1,348,692,379    $956,468,952    $58,845,186  $130,382,673  $1,820,221,920   $163,337,769
-------------------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment
  income............  $     16,188  $      (10,791)   $  1,748,160    $    54,884  $    170,484  $    2,948,270   $   (165,774)
-------------------------------------------------------------------------------------------------------------------------------

* For the year ended August 31, 1997.
** Each of the Funds changed their fiscal year end to July 31. The Statements of Changes in Net Assets are for the following periods: for Growth and In-come Fund, Small Cap Equity Income Fund, Utility Fund and Value Fund, the seven-month period ended July 31, 1997; for Income and Growth Fund, the six-month period ended July 31, 1997 and for Fund for Total Return, the eight-month period ended July 31, 1997.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Growth and Income Funds

                      STATEMENTS OF CHANGES IN NET ASSETS
                                 Prior Periods
                  See Combined Notes to Financial Statements.

                                                                     SMALL CAP
                      BLUE CHIP    GROWTH & INCOME INCOME & GROWTH EQUITY INCOME   UTILITY         VALUE          FUND FOR
                       FUND****        FUND**           FUND*         FUND**        FUND**         FUND**      TOTAL RETURN***
------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment
  income..........   $  1,158,899   $  3,525,699    $ 45,851,306    $  207,498   $  5,338,113  $   25,598,949    $   853,438
 Net realized
  gains or losses
  on securities
  and foreign
  currency related
  transactions....     35,400,173     11,660,346      28,617,120       329,191      3,459,558     216,135,176      1,913,430
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions....     (2,334,533)   102,653,116      43,508,253       833,605     (3,509,310)     11,014,356     16,084,525
------------------------------------------------------------------------------------------------------------------------------
  Net increase in
   net assets
   resulting from
   operations.....     34,224,539    117,839,161     117,976,679     1,370,294      5,288,361     252,748,481     18,851,393
------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS
 From net
  investment
  income
  Class A.........              0       (347,567)       (379,400)       (7,618)    (3,887,411)     (5,758,586)      (539,949)
  Class B.........     (6,695,266)       (65,556)     (1,152,510)       (9,798)    (1,173,301)     (1,939,188)      (273,356)
  Class C.........              0         (2,719)        (39,024)         (710)       (11,835)        (14,165)      (112,998)
  Class Y.........              0     (3,098,681)    (45,453,926)     (186,039)      (229,804)    (19,538,457)             0
 From net realized
  gains
  Class A.........              0     (1,260,337)              0       (12,475)    (2,482,046)    (46,062,049)      (754,551)
  Class B.........     (8,574,523)    (3,666,284)              0       (27,933)      (986,367)    (27,670,352)      (808,105)
  Class C.........              0       (142,360)              0        (1,936)       (10,122)       (205,316)      (270,058)
  Class Y.........              0     (6,654,395)              0      (279,606)       (53,545)   (142,552,378)             0
------------------------------------------------------------------------------------------------------------------------------
  Total
   distributions
   to
   shareholders...    (15,269,789)   (15,237,899)    (47,024,860)     (526,115)    (8,834,431)   (243,740,491)    (2,759,017)
------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from
  shares sold.....     54,640,514    470,077,641      55,014,841     4,304,325     12,422,675     396,972,164     41,871,515
 Payment for
  shares
  redeemed........    (61,283,587)  (171,525,826)   (197,670,999)   (1,159,053)   (30,379,907)   (375,117,185)   (19,063,497)
 Net asset value
  of shares issued
  in reinvestment
  of
  distributions...     13,051,460     13,005,089      41,805,502       374,529      7,082,140     187,361,591      2,530,195
 Shares issued in
  acquisition of
  FFB Lexicon
  Capital
  Appreciation
  Fund Class Y....              0    159,432,723               0             0              0               0              0
 Shares issued in
  acquisition of
  FFB Lexicon
  Select Value
  Fund Class Y....              0              0               0             0              0      95,883,824              0
 Shares issued in
  acquisition of
  FFB Lexicon
  Equity Fund
  Class Y.........              0              0               0             0              0      14,077,973              0
------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   capital share
   transactions...      6,408,387    470,989,627    (100,850,656)    3,519,801    (10,875,092)    319,178,367     25,338,213
------------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets....     25,363,137    573,590,889     (29,898,837)    4,363,980    (14,421,162)    328,186,357     41,430,589
 NET ASSETS
 Beginning of
  period..........    199,456,127    207,860,473     934,141,275     5,312,216    151,570,715   1,195,050,274     57,144,620
------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD....   $224,819,264   $781,451,362    $904,242,438    $9,676,196   $137,149,553  $1,523,236,631    $98,575,209
------------------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment
  income..........   $  5,624,332   $      6,087    $  1,321,369    $    3,333   $    100,717  $      292,413    $  (233,100)
------------------------------------------------------------------------------------------------------------------------------

* For the year ended January 31, 1997.
** For the year ended December 31, 1996.
*** For the year ended November 30, 1996.
**** For the year ended August 31, 1996.


                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements
1. ORGANIZATION

The Evergreen Growth and Income Funds consist of Evergreen Blue Chip Fund ("Blue Chip"), Evergreen Growth and Income Fund ("Growth and Income"), Ever-green Income and Growth Fund ("Income and Growth"), Evergreen Small Cap Equity Income Fund ("Small Cap"), Evergreen Utility Fund ("Utility"), Evergreen Value Fund ("Value") and Evergreen Fund for Total Return ("Total Return"), which are collectively referred to herein as the "Funds". Each of the Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as di-versified, open-end management investment companies. Each Fund is a series of the Evergreen Equity Trust, a Delaware business Trust organized on September 18, 1997.

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a con-tingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class B shares purchased after January 1, 1997 will au-tomatically convert to Class A shares after seven years. Class B shares pur-chased prior to January 1, 1997 retain their existing conversion rights. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union and its affiliates, certain institutional in-vestors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates.

2. REORGANIZATION OF EVERGREEN VALUE FUND

On January 21, 1998, Evergreen Value Fund, Class Y, executed a redemption in-kind transaction of $793,367,277. This transaction resulted in the liquidation of substantially all of the net assets of Value, Class Y shares. In turn, the assets were transferred to Evergreen Select Diversified Value Fund, Class I, an institutional fund.

To fund this redemption, investment securities, excluding cash and cash equiva-lents, with a market value of $774,879,156, including unrealized appreciation of $221,367,103, were transferred. Additionally the Fund used cash and cash equivalents of $23,488,121 to complete the transaction. The gains realized from this sale of securities are not taxable to the Fund and are not required to be distributed for federal income tax purposes.

3. ACQUISITION INFORMATION

Effective December 1, 1997, Signet Banking Corporation ("Signet") merged with First Union Corporation ("First Union").

Effective at the close of business on February 27, 1998, Blue Chip acquired substantially all of the net assets of Blanchard Growth & Income Fund, an open-end management investment company managed by a subsidiary of Signet and regis-tered under the 1940 Act, valued at $17,510,672. The net assets were exchanged through a non-taxable transaction for 596,231 Class A shares of Blue Chip val-ued at $29.37 per share. The acquired net assets consisted primarily of portfo-lio securities with unrealized appreciation of $5,643,636. The aggregate net assets of Blue Chip after the acquisition were $365,442,145.

Effective at the close of business on February 27, 1998, Growth and Income ac-quired substantially all of the net assets of Virtus Style Manager Fund, an open-end management investment company managed by a subsidiary of Signet and registered under the 1940 Act, valued at $75,922,310. The net assets were ex-changed through a non-taxable transaction for 2,555,807 Class Y shares of Growth and Income valued at $29.71 per share. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $10,049,313. The aggregate net assets of Growth and Income after the acquisition were $1,945,327,504.

Effective at the close of business on February 27, 1998, Value acquired sub-stantially all of the net assets of Virtus Style Manager; Large Cap Fund, an open-end management investment company managed by a subsidi-ary of Signet and registered under the 1940 Act, valued at $104,172,578. The net assets were exchanged through a non-taxable transaction for 3,109,878 and 924,632 Class A and Y shares, respectively, of Value. The per share value on the acquisition date was $25.82 and $25.83 for Class A and Class Y, respective-ly. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of 28,824,982. The aggregate net assets of Value after the acquisition were $1,097,437,360.

4. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
The Funds value securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. The Funds value securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. U.S. government obligations held by the Funds are valued at the mean be-tween the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various rela-tionships between similar securities which are generally recognized by institu-tional traders. Securities for which valuations are not available from an inde-pendent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securi-ties pledged falls below the carrying value of the repurchase agreement, in-cluding accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, Blue Chip and Total Return, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Reverse Repurchase Agreements
To obtain short-term financing, the Small Cap, Total Return, Utility and Value may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segre-gated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of ex-change; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain or loss resulting from changes in foreign cur-rency exchange rates is a component of net unrealized gains or losses on secu-rities and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include: foreign cur-rency gains and losses between trade date and settlement date on investment se-curities and foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses re-lated to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on secu-rities transactions.

E. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gains or losses on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

F. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes which are accrued as applicable. Capital gains realized on some foreign securities may be subject to foreign taxes and are accrued as applicable.

G. Federal Taxes
The Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Funds will not incur any federal income tax liability since they are expected to dis-tribute all of their net investment company taxable income and net realized capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions
Distributions from net investment income for the Funds, except Utility, are de-clared and paid quarterly. Distributions for Utility from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The differences between financial statements amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for certain distributions received from real estate investment trusts and net realized foreign currency gains (losses).

I. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

J. Organization Expenses
Organization expenses incurred prior to June 30, 1998 are amortized to opera-tions over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year am-ortization period, redemption proceeds will be reduced by any unamortized or-ganization expenses in the same proportion as the number of initial shares be-ing redeemed bears to the number of initial shares outstanding at the time of the redemption.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest authorized with a $0.001 par value. Shares of beneficial interest of the Funds are cur-rently divided into Class A, Class B, Class C and Class Y. Blue Chip currently does not have any Class Y shares. Transactions in shares of the Funds were as follows:

Blue Chip

                               Period Ended               Year Ended                Year Ended
                             July 31, 1998 *            August 31, 1997           August 31, 1996
                         -------------------------  ------------------------  ------------------------
                           Shares       Amount        Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------------------------------
Class A
Shares sold.............    812,276  $  24,596,278           0             0           0             0
Automatic conversion of
 Class B shares to
 Class A shares.........  9,140,449    250,374,069           0             0           0             0
Shares redeemed......... (1,203,287)   (36,027,532)          0             0           0             0
Shares issued on
 reinvestment of
 distribution...........     14,697        447,340           0             0           0             0
Shares issued in
 acquisition of
 Blanchard Growth &
 Income Fund............    596,231     17,510,672           0             0           0             0
-------------------------------------------------------------------------------------------------------
Net increase............  9,360,366    256,900,827           0             0           0             0
-------------------------------------------------------------------------------------------------------
Class B
Shares sold.............  3,020,854     89,396,767   3,800,615  $103,353,377   2,238,539  $ 54,640,514
Automatic conversion of
 Class B shares to
 Class A shares......... (9,140,449)  (250,374,069)          0             0           0             0
Shares redeemed......... (2,178,914)   (63,756,605) (3,349,695)  (89,890,447) (2,509,938)  (61,283,587)
Shares issued on
 reinvestment of
 distribution...........  1,678,649     45,485,085   1,079,325    27,593,101     568,144    13,051,460
-------------------------------------------------------------------------------------------------------
Net increase
 (decrease)............. (6,619,860)  (179,248,822)  1,530,245    41,056,031     296,745     6,408,387
-------------------------------------------------------------------------------------------------------
Class C
Shares sold.............     26,608        818,732           0             0           0             0
Shares redeemed.........       (949)       (28,410)          0             0           0             0
Shares issued on
 reinvestment of
 distribution...........          0             10           0             0           0             0
-------------------------------------------------------------------------------------------------------
Net increase............     25,659        790,332           0             0           0             0
-------------------------------------------------------------------------------------------------------
Net increase............  2,766,165  $  78,442,337   1,530,245  $ 41,056,031     296,745  $  6,408,387
-------------------------------------------------------------------------------------------------------

* The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.

Growth and Income

                                Year Ended               Period Ended                Year Ended
                              July 31, 1998             July 31, 1997*           December 31, 1996
                         -------------------------  ------------------------  -------------------------
                           Shares       Amount        Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------------------------------
Class A
Shares sold.............  7,300,804  $ 214,673,895   2,967,692  $ 71,457,862   3,719,917  $  76,959,622
Shares redeemed......... (3,520,816)  (103,702,934)   (645,446)  (15,573,680) (1,044,500)   (21,729,967)
Shares issued on
 reinvestment of
 distribution...........    287,118      8,071,240      14,532       352,344      69,271      1,546,893
--------------------------------------------------------------------------------------------------------
Net increase............  4,067,106    119,042,201   2,336,778    56,236,526   2,744,688     56,776,548
--------------------------------------------------------------------------------------------------------
Class B
Shares sold............. 16,476,196    481,475,327   9,881,863   236,281,947   8,914,571    185,314,202
Shares redeemed......... (2,725,060)   (79,579,083)   (779,920)  (18,705,681)   (646,461)   (13,411,376)
Shares issued on
 reinvestment of
 distribution...........    837,176     23,198,143         166         3,746     160,953      3,613,927
--------------------------------------------------------------------------------------------------------
Net increase............ 14,588,312    425,094,387   9,102,109   217,580,012   8,429,063    175,516,753
--------------------------------------------------------------------------------------------------------
Class C
Shares sold.............  1,131,563     32,986,181     511,624    12,290,220     348,918      7,294,757
Shares redeemed.........   (317,773)    (9,241,480)    (55,491)   (1,340,999)    (29,065)      (597,615)
Shares issued on
 reinvestment of
 distribution...........     38,010      1,053,643           0             0       5,130        115,108
--------------------------------------------------------------------------------------------------------
Net increase............    851,800     24,798,344     456,133    10,949,221     324,983      6,812,250
--------------------------------------------------------------------------------------------------------
Class Y
Shares sold.............  8,658,868    253,053,137   6,060,064   145,062,792   9,899,164    200,509,060
Shares redeemed......... (7,135,642)  (210,408,060) (3,163,527)  (75,878,946) (6,820,349)  (135,786,868)
Shares issued on
 reinvestment of
 distribution...........    797,581     22,424,991      67,571     1,641,399     349,251      7,729,161
Shares issued in
 acquisition of
 Virtus Style Manager
 Fund...................  2,555,807     75,922,310           0             0           0              0
Shares issued in
 acquisition of
 FFB Lexicon Capital
 Appreciation Fund......          0              0           0             0   8,631,861    159,432,723
--------------------------------------------------------------------------------------------------------
Net increase............  4,876,614    140,992,378   2,964,108    70,825,245  12,059,927    231,884,076
--------------------------------------------------------------------------------------------------------
Net increase............ 24,383,832  $ 709,927,310  14,859,128  $355,591,004  23,558,661  $ 470,989,627
--------------------------------------------------------------------------------------------------------
*The Fund changed its fiscal year end from December 31 to July 31, effective
  July 31, 1997.

Income and Growth

                                Year Ended               Period Ended                Year Ended
                              July 30, 1998             July 31, 1997*            January 31, 1997
                         -------------------------  ------------------------  -------------------------
                           Shares       Amount        Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------------------------------
Class A
Shares sold.............    204,121  $   4,959,183      96,124  $  2,114,635     288,739  $   5,918,321
Shares redeemed.........   (112,612)    (2,739,976)    (51,264)   (1,121,079)    (80,074)    (1,646,836)
Shares issued on
 reinvestment of
 distribution...........     56,318      1,325,926      10,209       225,329      16,567        341,281
--------------------------------------------------------------------------------------------------------
Net increase............    147,827      3,545,133      55,069     1,218,885     225,232      4,612,766
--------------------------------------------------------------------------------------------------------
Class B
Shares sold.............    633,299     15,295,755     308,925     6,799,151     973,616     19,899,458
Shares redeemed.........   (310,711)    (7,455,874)   (123,038)   (2,685,666)   (128,458)    (2,649,792)
Shares issued on
 reinvestment of
 distribution...........    198,183      4,626,554      32,359       710,178      48,861      1,003,747
--------------------------------------------------------------------------------------------------------
Net increase............    520,771     12,466,435     218,246     4,823,663     894,019     18,253,413
--------------------------------------------------------------------------------------------------------
Class C
Shares sold.............     27,805        674,067       2,951        66,274      33,684        684,918
Shares redeemed.........    (16,763)      (402,792)     (9,060)     (189,123)    (15,865)      (328,507)
Shares issued on
 reinvestment of
 distribution...........      3,708         86,620         712        15,602       1,429         29,305
--------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............     14,750        357,895      (5,397)     (107,247)     19,248        385,716
--------------------------------------------------------------------------------------------------------
Class Y
Shares sold.............    641,797     15,892,124     407,330     8,929,797   1,398,445     28,512,144
Shares redeemed......... (4,066,667)   (99,134,986) (3,049,701)  (67,224,141) (9,386,347)  (193,045,864)
Shares issued on
 reinvestment of
 distribution...........  3,795,361     89,483,682     816,636    18,026,674   1,968,663     40,431,169
--------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    370,491      6,240,820  (1,825,735)  (40,267,670) (6,019,239)  (124,102,551)
--------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............  1,053,839  $  22,610,283  (1,557,817) $(34,332,369) (4,880,740) $(100,850,656)
--------------------------------------------------------------------------------------------------------

*The Fund changed its fiscal year end from January 31 to July 31, effective
  July 31, 1997.

Small Cap

                               Year Ended               Period Ended               Year Ended
                              July 31, 1998            July 31, 1997*           December 31, 1996
                         ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares       Amount
------------------------------------------------------------------------------------------------------
Class A
Shares sold.............  4,328,382  $ 72,341,164     246,413  $  3,587,404      23,318  $    285,774
Shares redeemed......... (1,207,491)  (20,046,565)     (2,663)      (37,984)    (17,926)     (213,193)
Shares issued on
 reinvestment of
 distribution...........     45,725       753,748         854        12,209       1,564        19,575
------------------------------------------------------------------------------------------------------
Net increase............  3,166,616    53,048,347     244,604     3,561,629       6,956        92,156
------------------------------------------------------------------------------------------------------
Class B
Shares sold.............  8,426,642   140,304,860     560,543     8,164,490      27,963       341,494
Shares redeemed.........   (803,676)  (13,366,175)     (9,769)     (142,514)       (966)      (11,697)
Shares issued on
 reinvestment of
 distribution...........     79,883     1,323,369       1,366        19,472       2,883        36,358
------------------------------------------------------------------------------------------------------
Net increase............  7,702,849   128,262,054     552,140     8,041,448      29,880       366,155
------------------------------------------------------------------------------------------------------
Class C
Shares sold.............  1,760,785    29,361,569     178,877     2,529,352       3,956        48,265
Shares redeemed.........   (281,072)   (4,699,621)     (6,447)      (91,950)     (1,838)      (22,125)
Shares issued on
 reinvestment of
 distribution...........     16,111       266,637         524         7,467         136         1,697
------------------------------------------------------------------------------------------------------
Net increase............  1,495,824    24,928,585     172,954     2,444,869       2,254        27,837
------------------------------------------------------------------------------------------------------
Class Y
Shares sold.............  4,923,790    82,090,579   2,593,853    36,298,202     289,906     3,628,792
Shares redeemed......... (1,558,339)  (25,982,474)   (562,869)   (8,498,878)    (75,598)     (912,038)
Shares issued on
 reinvestment of
 distribution...........     61,107     1,017,152      11,719       165,502      25,358       316,899
------------------------------------------------------------------------------------------------------
Net increase............  3,426,558    57,125,257   2,042,703    27,964,826     239,666     3,033,653
------------------------------------------------------------------------------------------------------
Net increase............ 15,791,847  $263,364,243   3,012,401  $ 42,012,772     278,756  $  3,519,801
------------------------------------------------------------------------------------------------------
*The Fund changed its fiscal year end from December 31 to July 31, effective
  July 31, 1997.

Utility

                               Year Ended               Period Ended               Year Ended
                              July 31, 1998            July 31, 1997*           December 31, 1996
                         ------------------------  ------------------------  ------------------------
                           Shares       Amount       Shares       Amount       Shares       Amount
------------------------------------------------------------------------------------------------------
Class A
Shares sold.............  1,266,778  $ 14,554,038      45,144  $    494,721     246,512  $  2,626,118
Shares redeemed......... (1,407,032)  (16,718,124) (1,294,589)  (14,079,531) (1,609,448)  (16,984,094)
Shares issued on
 reinvestment of
 distribution...........    243,720     2,889,027     147,141     1,602,820     478,287     5,051,093
------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    103,466       724,941  (1,102,304)  (11,981,990)   (884,649)   (9,306,883)
------------------------------------------------------------------------------------------------------
Class B
Shares sold.............    974,483    11,445,916     123,876     1,349,827     787,800     8,401,385
Shares redeemed.........   (551,773)   (6,555,500)   (611,224)   (6,601,705)   (630,402)   (6,652,890)
Shares issued on
 reinvestment of
 distribution...........     93,247     1,107,337      52,424       571,837     183,056     1,935,353
------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    515,957     5,997,753    (434,924)   (4,680,041)    340,454     3,683,848
------------------------------------------------------------------------------------------------------
Class C
Shares sold.............     13,355       157,299       1,231        13,731      25,812       274,673
Shares redeemed.........     (6,139)      (72,067)     (6,079)      (66,033)    (13,100)     (135,909)
Shares issued on
 reinvestment of
 distribution...........        980        11,662         536         5,855       1,963        20,723
------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............      8,196        96,894      (4,312)      (46,447)     14,675       159,487
------------------------------------------------------------------------------------------------------
Class Y
Shares sold.............    100,754     1,197,639      23,627       259,189     106,165     1,120,499
Shares redeemed.........   (100,753)   (1,214,182)    (72,220)     (779,946)   (644,560)   (6,607,014)
Shares issued on
 reinvestment of
 distribution...........      2,014        23,760       1,585        17,278       7,089        74,971
------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............      2,015         7,217     (47,008)     (503,479)   (531,306)   (5,411,544)
------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    629,634  $  6,826,805  (1,588,548) $(17,211,957) (1,060,826) $(10,875,092)
------------------------------------------------------------------------------------------------------

* The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.

Value

                                 Year Ended                  Period Ended                Year Ended
                                July 31, 1998               July 31, 1997*            December 31, 1996
                         ----------------------------  -------------------------  --------------------------
                           Shares         Amount         Shares       Amount        Shares        Amount
-------------------------------------------------------------------------------------------------------------
Class A
Shares sold.............   1,587,252  $    40,192,765     948,931  $  21,010,689    1,109,850  $  23,895,251
Shares redeemed.........  (2,758,581)     (68,967,117) (1,099,102)   (24,085,514)  (1,836,296)   (39,736,035)
Shares issued on
 reinvestment of
 distribution...........   3,563,487       81,070,016     127,041      2,835,467    2,371,895     49,562,452
Shares issued in the
 acquisition of Virtus
 Style Manager; Large
 Cap Fund...............   3,109,878       80,290,504           0              0            0              0
-------------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............   5,502,036      132,586,168     (23,130)      (239,358)   1,645,449     33,721,668
-------------------------------------------------------------------------------------------------------------
Class B
Shares sold.............   2,346,146       58,297,020   2,284,482     50,184,755    2,197,426     47,442,303
Shares redeemed.........  (1,290,986)     (31,809,835)   (709,716)   (15,577,742)    (873,740)   (18,943,891)
Shares issued on
 reinvestment of
 distribution...........   2,433,973       55,281,719      48,527      1,086,571    1,374,236     28,693,188
-------------------------------------------------------------------------------------------------------------
Net increase............   3,489,133       81,768,904   1,623,293     35,693,584    2,697,922     57,191,600
-------------------------------------------------------------------------------------------------------------
Class C
Shares sold.............     170,261        4,223,998      46,777      1,018,408       38,761        832,827
Shares redeemed.........     (72,103)      (1,793,135)    (16,263)      (355,395)     (17,818)      (377,207)
Shares issued on
 reinvestment of
 distribution...........      31,015          701,653         410          9,201       10,328        215,421
-------------------------------------------------------------------------------------------------------------
Net increase............     129,173        3,132,516      30,924        672,214       31,271        671,041
-------------------------------------------------------------------------------------------------------------
Class Y
Shares sold.............   4,385,718      107,270,971   6,289,283    137,931,136   15,195,754    324,801,783
Shares redeemed......... (46,491,232)  (1,113,847,392) (8,383,008)  (184,606,592) (14,584,293)  (316,060,052)
Shares issued on
 reinvestment of
 distribution...........   2,771,230       65,192,827     302,057      6,740,306    5,208,388    108,890,530
Shares issued in
 acquisition of Virtus
 Style Manager; Large
 Cap Fund...............     924,632       23,882,074           0              0            0              0
Shares issued in
 acquisition of FFB
 Lexicon Select Value
 Fund...................           0                0           0              0    4,720,676     95,883,824
Shares issued in
 acquisition of FFB
 Equity Fund............           0                0           0              0      692,924     14,077,973
-------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)............. (38,409,652)    (917,501,520) (1,791,668)   (39,935,150)  11,233,449    227,594,058
-------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)............. (29,289,310) $  (700,013,932)   (160,581) $  (3,808,710)  15,608,091  $ 319,178,367
-------------------------------------------------------------------------------------------------------------
*The Fund changed its fiscal year end from December 31 to July 31, effective
  July 31, 1997.

Total Return

                                 Year Ended                  Period Ended                Year Ended
                                July 31, 1998               July 31, 1997*            November 30, 1996
                         ----------------------------  -------------------------  --------------------------
                           Shares         Amount         Shares       Amount        Shares        Amount
-------------------------------------------------------------------------------------------------------------
Class A
Shares sold.............     405,327  $     8,477,778     521,092  $   9,464,499      756,854  $  11,818,891
Shares redeemed.........    (476,275)      (9,979,937)   (564,385)   (10,121,645)    (446,563)    (6,837,747)
Shares issued on
 reinvestment of
 distribution...........     192,513        3,761,047      18,071        331,175       71,945      1,193,118
-------------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............     121,565        2,258,888     (25,222)      (325,971)     382,236      6,174,262
-------------------------------------------------------------------------------------------------------------
Class B
Shares sold.............   1,312,799       27,194,053   2,651,702     48,001,066    1,503,008     23,867,265
Shares redeemed.........  (1,328,176)     (27,515,826)   (609,684)   (11,087,288)    (534,970)    (8,156,600)
Shares issued on
 reinvestment of
 distribution...........     348,818        6,752,535      15,072        275,911       57,897        974,432
-------------------------------------------------------------------------------------------------------------
Net increase............     333,441        6,430,762   2,057,090     37,189,689    1,025,935     16,685,097
-------------------------------------------------------------------------------------------------------------
Class C
Shares sold.............     212,115        4,372,780     350,562      6,315,824      398,635      6,185,359
Shares redeemed.........    (349,166)      (7,245,174)   (172,539)    (3,193,608)    (265,577)    (4,069,150)
Shares issued on
 reinvestment of
 distribution...........      80,168        1,557,317       4,023         73,683       21,672        362,645
-------------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............     (56,883)      (1,315,077)    182,046      3,195,899      154,730      2,478,854
-------------------------------------------------------------------------------------------------------------
Class Y
Shares sold.............       5,560          116,322       4,487         85,018            0              0
Shares redeemed.........      (5,138)        (105,758)          0              0            0              0
Shares issued on
 reinvestment of
 distribution...........         228            4,458           0              0            0              0
-------------------------------------------------------------------------------------------------------------
Net increase............         650           15,022       4,487         85,018            0              0
-------------------------------------------------------------------------------------------------------------
Net increase............     398,773  $     7,389,595   2,218,401  $  40,144,635    1,562,901  $  25,338,213
-------------------------------------------------------------------------------------------------------------

* The Fund share activity for Class Y shares reflect the period from June 10, 1997 (commencement of class operations) through July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows for the period ended July 31, 1998:

                                               Cost of        Proceeds
                                              Purchases      from Sales
                                            -----------------------------
         Blue Chip*........................ $  360,931,375 $  391,549,349
         Growth and Income.................    846,628,227    288,979,809
         Income and Growth.................  1,281,952,042  1,315,701,331
         Small Cap.........................    285,721,810     35,249,915
         Utility...........................     86,344,853     94,184,507
         Value.............................    902,213,731  1,820,554,640
         Total Return......................    107,895,706    127,869,229

            -------
            * For the eleven-month period ended July 31,
              1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998. For the year ended August 31, 1997, cost of purchases and proceeds from sales of in-vestment securities for Blue Chip, excluding short-term investments, were $295,493,216 and $285,581,225, respectively.

On July 31, 1998, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                                                       Net
                                           Gross        Gross       Unrealized
                                         Unrealized   Unrealized  Appreciation /
                            Tax Cost    Appreciation Depreciation (Depreciation)
                             ---------------------------------------------------
         Blue Chip.....  $  298,069,328 $ 87,560,884 $ 2,556,400   $ 85,004,484
         Growth and
          Income.......   1,747,719,854  510,629,570  80,376,773    430,252,797
         Income and
          Growth.......     896,608,201  117,051,419  71,847,090     45,204,329
         Small Cap.....     319,633,756   18,497,845  28,741,979    (10,244,134)
         Utility.......     121,862,772   24,225,433   7,043,779     17,181,654
         Value.........     786,172,180  244,288,036  29,342,797    214,945,239
         Total Return..     136,194,805   44,760,810   2,328,754     42,432,056

7. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (formerly, Evergreen Keystone Distributor, Inc.) ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by share-holders through expenses called "Distribution Plan expenses". Each class, ex-cept Class Y, currently pays a service fee equal to 0.25% of the average daily net assets of the class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the Class. Distribution Plan expenses are calculated daily and paid monthly. With respect to Class B and Class C shares, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reim-burse the principal underwriter for such excess amounts in later years with an-nual interest at the prime rate plus 1.00%.

During the period ended July 31, 1998, amounts paid to EDI and/or its predeces-sor pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                             Year Ended July 31, 1998
                                          ------------------------------
                                           Class A    Class B   Class C
                                          ------------------------------
         Blue Chip*...................... $  367,809 $1,259,943 $  1,062
         Growth and Income...............    597,754  7,890,229  377,404
         Income and Growth...............     34,738    520,041   11,305
         Small Cap.......................     80,328    755,179  153,142
         Utility.........................    243,362    413,364    4,199
         Value...........................  1,088,998  3,088,393   34,416
         Total Return....................    124,034  1,012,065  214,441

            -------
            * For the eleven-month period ended July 31,
              1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998. For the year ended August 31, 1997, Blue Chip paid $1,535,556 to EDI and/or its prede-cessor pursuant to the Fund's Class B Distri-bution Plan.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

Contingent deferred sales charges paid by redeeming shareholders are paid to EDI or its predecessor.

8. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
 TRANSACTIONS

Keystone is the investment adviser for Blue Chip and Total Return. In return for providing investment management and administrative services to Blue Chip and Total Return, the Funds pay Keystone a management fee that is calculated daily and paid monthly. The management fee for Blue Chip is determined by ap-plying percentage rates starting at 0.70% and declining as assets increase to 0.35% per annum, to the average daily net asset value of the Fund. The manage-ment fee for Total Return is computed at an annual rate of 1.50% of Total Re-turn's gross investment income plus an amount determined by applying percentage rates starting at 0.60% and declining to 0.30% per annum as net assets in-crease, to the average daily net asset value of the Fund.

Pursuant to an agreement with Growth and Income's, Income and Growth's and Small Cap's investment adviser, Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, is entitled to an annual fee based on each of Growth and Income's, Income and Growth's and Small Cap's aver-age daily net assets, respectively, in accordance with the following schedule:

         First $750 million......................................... 1.00%
         Next $250 million.......................................... 0.90%
         Over $1 billion............................................ 0.80%

Evergreen Asset has agreed to reimburse Small Cap to the extent that the Fund's operating expenses (including the investment advisory fee and amortization of organizational expenses but excluding interest, taxes, brokerage commissions, 12b-1 distribution and shareholder services fees and extraordinary expenses) exceed 1.50% of its average daily net assets. First Union and Evergreen Asset can modify or terminate voluntary waivers at any time.

First Union is entitled to an annual fee of 0.50% Utility's and Value's average daily net assets pursuant to each Fund's investment advisory agreement. First Union voluntarily waived $204,617 of its fee for Utility for the year ended July 31, 1998.

Evergreen Investment Services ("EIS") (formerly Evergreen Keystone Investment Services, Inc.), a subsidiary of First Union, is the administrator and BISYS Fund Services is sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS Fund Services provides the officers of the Funds. The administra-tor and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net as-set value of the Fund. For Blue Chip, Growth and Income, Income and Growth, Small Cap and Total Return the administration and sub-administration fee is paid by their respective investment adviser and is not a Fund expense. For the year ended July 31, 1998, Utility and Value paid $42,854 and $438,523, respec-tively, to EIS for providing administrative services.

For the period ended July 31, 1998, Blue Chip and Total Return paid $53,198 and $33,743, respectively, to Keystone, as reimbursement of certain administrative expenses.

Evergreen Service Company ("ESC"), a subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

Lieber & Company, an affiliate of First Union, is the investment sub-adviser to Growth and Income, Income and Growth, and Small Cap and also provides brokerage services with respect to substantially all security transactions of each Fund effected on the New York or American Stock Exchanges. For the year ended
July 31, 1998, Growth and Income, Income and Growth, and Small Cap incurred the following brokerage commissions with Lieber & Company:

         Growth and Income..................................... $1,460,807
         Income and Growth.....................................  1,762,628
         Small Cap.............................................    305,350

Lieber & Company is reimbursed by Evergreen Asset, at no additional expense to the Fund, for its cost of providing investment advisory services.

Evergreen Service Company ("ESC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

9. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are al-located to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Funds' Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly in-stallments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of July 31, 1998, the value of the Trustees deferral ac-count for Blue Chip, Growth and Income, Income and Growth, Small Cap, Utility, Value and Total Return was $7,071, $32,760, $87,575, $8,678, $7,867, $82,792
and $2,334.

11. FINANCING AGREEMENT

On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of Banks (the "Banks") became effective. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $225 million ($112.5 mil-lion committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all partici-pating Funds. State Street served as agent for the Banks, and as agent was en-titled to a fee of $15,000 which was allocated to all of the participating Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union pro-vided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street Bank and Trust ("State Street") and a group of Banks became effec-tive. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated among the Banks, under the terms of the financing agreement. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrow-ing restrictions. Borrowings under this facility bear interest at 0.50% per an-num above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allo-cated to all funds. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the period ended July 31, 1998, the Funds, except Income and Growth, had no significant borrowings under these agreements. At July 31, 1998, Income and Growth had a balance pursuant to this agreement of $12,800,000.

12. CONCENTRATION OF CREDIT RISK

Utility invests a substantial portion of its assets in issuers in the Utilities industry, therefore, it may be more affected by economic and political develop-ments in that industry than would be a comparable general equity fund.

                         Independent Auditors' Reports
The Trustees and Shareholders of
Evergreen Equity Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of six of the funds comprising Evergreen Eq-uity Trust as listed below as of July 31, 1998, and the related statements of operations, statements of changes in net assets and financial highlights for each of the years or periods listed below:

  Evergreen Blue Chip Fund -- statements of operations for the eleven months ended July 31, 1998 and the year ended August 31, 1997, statements of changes in net assets for the eleven months ended July 31, 1998 and each of the years in the two-year period ended August 31, 1998 and financial high-lights for the periods presented on pages 30 and 31.

  Evergreen Growth and Income Fund -- statement of operations for the year ended July 31, 1998, statements of changes in net assets for the year ended July 31, 1998, the seven months ended July 31, 1997 and the year ended De-cember 31, 1996 and financial highlights for the periods presented on pages 32 and 33, except for the periods ended prior to December 31, 1996. The fi-nancial highlights for the periods ended prior to December 31, 1996 were au-dited by other auditors, whose opinion thereon dated February 15, 1996 was unqualified.

  Evergreen Small Cap Equity Income Fund -- statement of operations for the year ended July 31, 1998, statements of changes in net assets for the year ended July 31, 1998, the seven months ended July 31, 1997 and the year ended December 31, 1996 and financial highlights for the periods presented on pages 36 and 37, except for the periods ended prior to December 31, 1996. The financial highlights for the periods ended prior to December 31, 1996 were audited by other auditors, whose opinion thereon dated February 15, 1996 was unqualified.

  Evergreen Utility Fund -- statement of operations for the year ended July 31, 1998, statements of changes in net assets for the year ended July 31, 1998, the seven months ended July 31, 1997 and the year ended December 31, 1996 and financial highlights for the periods presented on pages 38 and 39.

  Evergreen Value Fund -- statement of operations for the year ended July 31, 1998, the statements of changes in net assets for the year ended July 31, 1998, the seven months ended July 31, 1997 and the year ended December 31, 1996 and financial highlights for the periods presented on pages 40 and 41.

  Evergreen Fund for Total Return -- statement of operations for the year ended July 31, 1998, statements of changes in net assets for the year ended July 31, 1998, the eight months ended July 31, 1997 and the year ended No-vember 30, 1996 and financial highlights for the periods presented on pages 42 and 43.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these fi-nancial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted audited stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Blue Chip Fund, Evergreen Growth and Income Fund, Evergreen Small Cap Eq-uity Income Fund, Evergreen Utility Fund, Evergreen Value Fund and Evergreen Fund for Total Return (six of the funds comprising Evergreen Equity Trust) as of July 31, 1998, the results of their operations, changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting princi-ples.

                                            KPMG Peat Marwick LLP

Boston, Massachusetts
September 4, 1998

                         Independent Auditors' Reports
To the Trustees and Shareholders of
Evergreen Income and Growth Fund

In our opinion, the accompanying Statement of Assets and Liabilities, including the Schedule of Investments, and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all mate-rial respects, the financial position of Evergreen Income and Growth Fund (the "Fund") at July 31, 1998, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year ended July 31, 1998, the period ended July 31, 1997, and the year ended January 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "finan-cial statements") are the responsibility of the Fund's management; our respon-sibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and per-form the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presenta-tion. We believe that our audits, which included confirmation of securities at July 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The financial highlights presented for each of the years or periods ended through January 31, 1996 were audited by other audi-tors, whose report dated March 31, 1996 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036
September 15, 1998

                FEDERAL TAX STATUS OF DISTRIBUTIONS (Unaudited)

 Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following amounts as long-term 28% capital gain dis-tributions and long-term 20% capital gain distributions for the fis-cal year ended July 31, 1998:

                                         Aggregate          Per Share
                                  ----------------------- -------------
                                      28%         20%      28%    20%
                                      ---------------------------------
         Blue Chip............... $18,080,605 $16,417,783 $1.758 $1.597
         Growth and Income.......  14,384,603  26,192,557  0.259  0.471
         Income and Growth.......           0           0  0.000  0.000
         Small Cap...............      81,536     420,422  0.004  0.022
         Utility.................   5,039,111   2,587,648  0.420  0.215
         Value...................  77,345,830 115,539,118  1.734  2.591
         Total Return............   4,898,662   4,494,746  0.590  0.541

 For corporate shareholders, the following percentages of ordinary in-come dividends paid during the fiscal year ended July 31, 1998 quali-fied for the dividends received deduction.

         Blue Chip................................................. 35.96%
         Growth and Income......................................... 43.91%
         Income and Growth......................................... 14.91%
         Small Cap................................................. 72.93%
         Utility................................................... 79.50%
         Value..................................................... 83.91%
         Total Return.............................................. 57.85%

                                Evergreen Funds

Money Market                                    Income                                           Domestic Growth
Treasury Money Market Fund                      Capital Preservation and Income Fund             Strategic Growth Fund
Money Market Fund                               Short Intermediate Bond Fund                     Stock Selector Fund
Municipal Money Market Fund                     Intermediate Term Government Securities Fund     Evergreen Fund
Pennsylvania Municipal Money Market Fund        Intermediate Term Bond Fund                      Omega Fund
                                                U.S. Government Fund                             Small Company Growth Fund
Tax Exempt                                      Diversified Bond Fund                            Aggressive Growth Fund
Short Intermediate Municipal Fund               Strategic Income Fund                            Micro Cap Fund
High Grade Tax Free Fund                        High Yield Bond Fund
Tax Free Fund                                                                                    Global International
California Tax Free Fund                        Balanced                                         Global Leaders Fund
Connecticut Municipal Bond Fund                 American Retirement Fund                         International Growth Fund
Florida Municipal Bond Fund                     Balanced Fund                                    Global Opportunities Fund
Florida High Income Municipal Bond Fund         Tax Strategic Foundation Fund                    Precious Metals Fund
Georgia Municipal Bond Fund                     Foundation Fund                                  Emerging Markets Growth Fund
Maryland Municipal Bond Fund                                                                     Latin America Fund
Massachusetts Tax Free Fund                     Growth & Income
Missouri Tax Free Fund                          Utility Fund                                     Express Line
New Jersey Tax Free Income Fund                 Income and Growth Fund                           800.346.3858
New York Tax Free Fund                          Fund for Total Return
North Carolina Municipal Bond Fund              Value Fund                                       Investor Services
Pennsylvania Tax Free Fund                      Blue Chip Fund                                   800.343.2898
South Carolina Municipal Bond Fund              Growth and Income Fund
Virginia Municipal Bond Fund                    Small Cap Equity Income Fund                     Retirement Plan Services
                                                                                                 800.247.4075

                                                                                                 www.evergreenfunds.com


63305                                                   543691  RV0  9/98


                                                        ---------------
                                                           BULK RATE
                                                          U.S. POSTAGE
                                                              PAID
                                                         PERMIT NO. 19
                                                           HUDSON, MA
                                                        ---------------

[LOGO OF EVERGREEN FUNDS(SM)
APPEARS HERE]

200 BERKELEY STREET
BOSTON, MA 02116

                                                          Semiannual Report
                                                          as of January 31, 1999



                                   Evergreen
                                        Growth and Income Funds






               [EVERGREEN LOGO  Evergreen Funds(SM)
                APPEARS HERE]        SINCE 1932

                  Table of Contents


Letter to Shareholders..............................   1
For Your Information................................   2
Evergreen Blue Chip Fund
 Fund at a Glance...................................   3
 Portfolio Manager Interview........................   4
Evergreen Equity Income Fund
(formerly Evergreen Fund for Total Return)
 Fund at a Glance...................................   7
 Portfolio Manager Interview........................   8
Evergreen Growth and Income Fund
 Fund at a Glance...................................  11
 Portfolio Manager Interview........................  12
Evergreen Income and Growth Fund
 Fund at a Glance...................................  15
 Portfolio Manager Interview........................  16
Evergreen Small Cap Value Fund
(formerly Evergreen Small Cap Equity Income Fund)
 Fund at a Glance...................................  19
 Portfolio Manager Interview........................  20
Evergreen Utility Fund
 Fund at a Glance...................................  23
 Portfolio Manager Interview........................  24
Evergreen Value Fund
 Fund at a Glance...................................  26
 Portfolio Manager Interview........................  27
Financial Highlights
 Evergreen Blue Chip Fund...........................  30
 Evergreen Equity Income Fund.......................  32
 Evergreen Growth and Income Fund...................  34
 Evergreen Income and Growth Fund...................  36
 Evergreen Small Cap Value Fund.....................  38
 Evergreen Utility Fund.............................  40
Evergreen Value Fund                                  42
Schedule of Investments
 Evergreen Blue Chip Fund...........................  44
 Evergreen Equity Income Fund.......................  46
 Evergreen Growth and Income Fund...................  48
 Evergreen Income and Growth Fund...................  53
 Evergreen Small Cap Value Fund.....................  56
 Evergreen Utility Fund.............................  59
 Evergreen Value Fund...............................  61
Statements of Assets and Liabilities................  63
Statements of Operations............................  64
Statements of Changes in Net Assets.................  65
Combined Notes to Financial Statements..............  68

                                Evergreen Funds
Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

    This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

              ----------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED  May lose value . Are not bank guaranteed
              ----------------------------------------------------------------

                          Evergreen Distributor, Inc.

    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                  March 1999

Dear Shareholders:

[PHOTO OF WILLIAM M. ENNIS
     MANAGING DIRECTOR
       APPEARS HERE]

We are pleased to provide you the Evergreen Growth and Income Funds semiannual report covering the six months ended January 31, 1999.

As we move ahead into 1999, we feel very positive about the overall economy. For nearly the past seven years, it has sustained a low inflation level along with low unemployment and solid economic growth. While we acknowledge the increased volatility we saw emerge in mid-1998 will certainly be present in 1999, we are still optimistic about the economy. We strongly recommend the value of having a financial representative who can help you manage your investments and ensure they match your long-term goals.

Evergreen Web site Enhancements

We've expanded and redesigned our Web site to provide you with quick and easy access to the information that matters most to you. Come visit us at www.evergreen-funds.com and experience for yourself the many enhancements and user-friendly features we've added. You can learn more about Evergreen's history and investment philosophy, access expanded fund profiles and performance data-- including daily net asset values (NAVs)--or visit the Investor Education section to gain new insights and knowledge to help you make more informed investment decisions.

Introduction of the Euro

On January 1, 1999, eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

At this point it is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

As always, if you have any questions about the funds in this report or any other Evergreen Funds, please contact your financial representative or call us at 800.343.2898, and we will be happy to assist you.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds

                             For Your Information
                             --------------------

New Evergreen Funds
Evergreen introduces three new funds:

Evergreen Tax Strategic Equity Fund: seeks to maximize the after-tax total return on its portfolio of investments by using a combination of stock selection strategies and trading techniques.

Evergreen Select Equity Index Fund: seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

Evergreen Masters Fund: blends growth and value, large- and mid-cap stocks into one convenient portfolio. Diversification is taken one step further by employing four management teams, Evergreen, MFS, Oppenheimer and Putnam.

Talk to your financial representative or call us at 800.343.2898 for a prospectus and more information.

Fund Name Changes--Effective April 6, 1999

Evergreen Fund for Total Return is changing its name to Evergreen Equity Income Fund to better reflect its investment objective. The Fund's primary objective will change from "to seek total return from a combination of capital growth and income" to "to seek primarily current income and secondarily capital growth." The Fund's investment policy will change to ensure that at least 65% of assets are in dividend-paying equity securities. Formerly, the prospectus required 65% of assets be invested in equity securities. This will help ensure the Fund will meet its primary investment objective of income.

Evergreen Small Cap Equity Income Fund is changing its name to Evergreen Small Cap Value Fund which means that the Fund will de-emphasize income-producing securities and broaden its investment universe to enable it to focus on capital growth.

Good News!

Effective for the 1998 Tax Year, long-term capital gains taxes are reduced to 20%.

Year 2000/1/

We have been addressing the Year 2000 issue since February 1996, and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.

Visit us at
www.evergreen-funds.com

You may have noticed our recent reconstruction on our web site. We have redesigned the site to make it easier to use, as well as added more fund information. We invite you to check it out and we welcome any feedback.


/1/ The information above constitutes Year 2000 readiness disclosure.

                               E V E R G R E E N
                                Blue Chip Fund

                    Fund at a Glance as of January 31, 1999


                                  Portfolio
                                  Management
                           -------------------------

                   [PHOTO OF JUDITH A. WARNERS APPEARS HERE]

                               Judith A. Warners
                             Tenure: January 1995


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                 Morningstar's Style Box is based on a portfolio date as of
                 1/31/99.
[MORNINGSTAR'S
 STYLE BOX       The Equity Style Box placement is based on a fund's price-to-
APPEARS HERE]    earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                 /1/Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes A and C prior to inception reflects that of Class B, the original class offered, the inception date of which is 9/11/35, and has been adjusted for appropriate 12b-1 fees for each class.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 9/11/35                 Class A    Class B    Class C
Class Inception Date                              1/20/98    9/11/35    1/22/98
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                         7.22%      7.01%     11.09%
 ................................................................................
6 months w/o sales charge                         12.58%     12.01%     12.09%
 ................................................................................
1 year with sales charge                          17.97%     17.74%     21.99%
 ................................................................................
1 year w/o sales charge                           23.84%     22.74%     22.99%
 ................................................................................
3 years                                           22.08%     22.76%     23.22%
 ................................................................................
5 years                                           20.42%     18.31%     18.39%
 ................................................................................
10 years                                          14.61%     14.33%     14.23%
 ................................................................................
Since Inception                                    9.29%      9.17%      9.14%
 ................................................................................
Maximum Sales Charge                               4.75%      5.00%      1.00%
                                                 Front End    CDSC       CDSC
 ................................................................................
30-day SEC Yield                                   0.10%     -0.62%     -0.62%
 ................................................................................
6-month income distributions per share            $0.03         --         --
 ................................................................................
6-month capital gain distributions per share      $2.38      $2.38      $2.38
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


  Date       Evergreen Blue Chip        S&P 500     Consumer Price Index - US
  ----       -------------------        -------     -------------------------
 1/31/89          $ 10,000             $ 10,000           $ 10,000
12/31/90          $ 11,465             $ 11,889           $ 11,049
12/31/92          $ 14,779             $ 16,693           $ 11,714
12/31/94          $ 15,271             $ 18,618           $ 12,362
12/31/96          $ 24,388             $ 31,496           $ 13,097
 1/31/99          $ 39,229             $ 56,220           $ 13,526

Comparison of change in value of a $10,000 investment in Evergreen Blue Chip Fund Class B, the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

                               E V E R G R E E N
                                Blue Chip Fund

                          Portfolio Manager Interview

How did the Fund perform during the six-month period?

The Fund did well against mutual funds with similar objectives, while trailing the overall market, as reflected by the Standard & Poor's 500 Index. For the six months ended January 31, 1999, the Fund's Class A shares had a total return of 12.58%, while Class B shares had a return of 12.01% and Class C shares returned 12.09%. These returns are unadjusted for any applicable sales charges. During the same period, the average growth and income fund had a return of 7.88%, according to Lipper Inc., an independent monitor of mutual fund performance, while the S&P 500 had a return of 15.02%.

                                  Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)

Total Net Assets                                                  $481,408,984
 ................................................................................
Number of Holdings                                                         101
 ................................................................................
P/E Ratio*                                                               32.9x
 ................................................................................
Beta*                                                                     1.04
 ................................................................................
*as of 12/31/98


What was the investment environment like during the six months?

It began with a great deal of turmoil following the Russian government's default of part of its external debt in early August, an event that reverberated throughout the world's financial markets, causing a liquidity crisis. This volatility pulled down every emerging market as well as the U.S. stock market. To illustrate, the Standard & Poor's 500 Index, an index of large company stocks in the United States, fell by 14.4% from August 1 through October 8, 1998. It was then that the U.S. Federal Reserve started lowering short-term interest rates to restore liquidity to the markets. The Federal Reserve cut rates three successive times in October and November, encouraging confidence among investors. From October 8 through the end of the fiscal period on January 31, 1999, the S&P 500 rose by 33.4%. In the August through October 8 decline, the biggest losers were the financial stocks, while in the October 8 through January 31 rally, the biggest gainers were technology stocks. Throughout the period, energy stocks suffered, as global deflation undermined the prices of commodities, including oil.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Information Services & Technology                                        17.6%
 ................................................................................
Healthcare Products & Services                                           15.3%
 ................................................................................
Retailing & Wholesale                                                     8.5%
 ................................................................................
Printing, Publishing, Broadcasting & Entertainment                        6.6%
 ................................................................................
Banks                                                                     6.2%
 ................................................................................

                               E V E R G R E E N
                                Blue Chip Fund

                          Portfolio Manager Interview


Within this changing environment, what strategies did you pursue?

Early in the period, we continued lightening our holdings in the finance sector, a strategy we began in July when Federal Reserve Board Chairman Alan Greenspan started sending out conflicting signals about the direction of interest rates. We believed financial service stocks might have peaked. This helped the Fund's performance, because we had reduced our exposure before the market started sliding. Within finance, we continued to focus on money center banks, super-regional banks and insurance companies. Two core holdings throughout the period were Associates First Capital, a consumer lending company, and American International Group, an insurance company. Both were strong performers. The Fund's emphasis on finance stocks declined during the period from about 19.5% of net assets on August 1 to about 11% on January 31.

We also lightened our emphasis on healthcare companies somewhat during the fall. We saw some disappointments in the sales of new drugs and we felt the stock prices of some pharmaceutical prices may have become excessive. This industry, however, remains an area of emphasis, at 15.3% of net assets on January 31, because of its long-term outlook. This is a good example of our strategy of alternately increasing and decreasing our commitment to an area, depending on whether we see relative value in the stocks.

We added to our technology holdings, which rose from 12.8% of net assets at the start of the period to about 22% on January 31. We emphasized the large, high-quality names like IBM, Microsoft, Intel, Compaq Computer, Gateway 2000, Hewlett Packard, Motorola, Cisco Systems and EMC. We also added several technology companies, including America Online and Sun Microsystems.

We also added to our consumer staples holdings with companies, such as Gillette and Proctor & Gamble, trading at what we believe to be attractive values after the stock prices fell following the announcement of earnings disappointments. This industry rose from 11.7% of the Fund's net assets to about 15% at the end of the period.

We also added several retailers and automobile companies during the six months. Two retailers that were very good performers were Safeway and CVS.

The most noteworthy area of de-emphasis was in energy, where our weighting was cut in half, from about 8% to about 4% of net assets.

We started the six-month period with a relatively high cash position of about 13.3%, which helped protect the Fund during the market slide early in the period. As we found buying opportunities, we put the money to work. At the end of the period, the Fund's cash position had declined to about 5% of net assets.

In all areas, we continued to emphasize large, high-quality, multi-national companies. In fact, we had a greater emphasis on the very big companies at the end of the period than we did at the beginning of the period.

                               E V E R G R E E N
                                Blue Chip Fund

                          Portfolio Manager Interview

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

Microsoft Corp.                                                           4.2%
 ................................................................................
General Electric Co.                                                      3.6%
 ................................................................................
Merck & Co., Inc.                                                         2.2%
 ................................................................................
International Business Machines Corp.                                     2.0%
 ................................................................................
Intel Corp.                                                               1.9%
 ................................................................................
American Home Products Corp.                                              1.8%
 ................................................................................
Wal-Mart Stores, Inc.                                                     1.8%
 ................................................................................
Time Warner, Inc.                                                         1.7%
 ................................................................................
Tyco International Ltd.                                                   1.6%
 ................................................................................
Medtronic, Inc.                                                           1.6%
 ................................................................................



What areas were the biggest contributors to performance?

The technology stocks were very strong factors in the performance. The best performers during the period included America Online, Microsoft, Intel, EMC, Sun Microsystems and Ascend Communications. Ascend was helped by the announcement it will be acquired by Lucent Technologies.

Telephone and telecommunications stocks also helped performance. Contributors included AT&T, MCI WorldCom, U.S. West and TCI Group, which is the subject of a pending takeover by AT&T.

What is your outlook?

We don't think the volatility will end. We expect to continue to emphasize large-capitalization global leaders. Many companies with dominant positions in their markets and strong pricing power have been able to sustain their strong stock performance, even in the face of some expectations that earnings will slow. We will be sticking to our fundamental analysis, looking for companies that demonstrate they can execute their strategies and can manage their businesses in a period of volatility. We also will tend to be opportunistic when out-of-favor companies show evidence that they can improve their earnings. This happened during the period with technology companies, which were coming out of a depressed earnings situation in early 1998 and showed good growth potential. On the margin, we may begin to take some profits from our technology holdings and add to our positions in basic industries, where we see some interesting values among companies with the potential to increase their earnings at a healthy rate. We also may increase our weightings in consumer goods companies with depressed stock valuations.

We expect the Fund will continue to find opportunities among world market leaders and among firms that dominate their specific market niches.

                               E V E R G R E E N
                              Equity Income Fund

                    Fund at a Glance as of January 31, 1999

                                   Portfolio
                                  Management
                               ----------------

                 [PHOTO OF HARLAN R. SONDERLING APPEARS HERE]

                             Harlan R. Sonderling,
                                    CPA, CFA
                               Tenure: June 1998

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                   Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S     1/31/99.
  STYLE BOX
 APPEARS HERE]     The Equity Style Box placement is based on a fund's price-to-
                   earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                   /1/Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes B, C, and Y prior to inception reflects that of Class A, the original class offered, the inception date of which is 4/14/87, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Classes B and C were reflected, returns for these classes would have been lower. For Class Y, if 12b-1 fees were not reflected, returns would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 4/14/87       Class A   Class B   Class C    Class Y
Class Inception Date                    4/14/87    2/1/93    2/1/93    1/13/97
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                -2.39%    -2.36%     1.19%       n/a
 ................................................................................
6 months w/o sales charge                  2.47%     2.08%     2.08%      2.56%
 ................................................................................
1 year with sales charge                   7.27%     6.91%    10.78%       n/a
 ................................................................................
1 year w/o sales charge                   12.64%    11.77%    11.76%     12.84%
 ................................................................................
3 years                                   18.44%    18.69%    19.41%     20.43%
 ................................................................................
5 years                                   15.07%    15.06%    15.28%     16.22%
 ................................................................................
10 years                                  13.86%    13.87%    13.88%     14.43%
 ................................................................................
Since Inception                           12.48%    12.49%    12.50%     12.96%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%       n/a
                                       Front End      CDSC      CDSC
 ................................................................................
30-day SEC Yield                           1.07%     0.38%     0.39%      1.37%
 ................................................................................
6-month income dividends per share        $0.12     $0.06     $0.06      $0.15
 ................................................................................
6-month capital gain dividends
per share                                 $2.74     $2.74     $2.74      $2.74
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


  Date       Evergreen Equity Income    S&P 500      Consumer Price Index - US
  ----       -----------------------    -------      -------------------------
 1/31/89           $ 10,000            $ 10,000              $ 10,000
12/31/90           $ 11,718            $ 11,889              $ 11,049
12/31/92           $ 15,361            $ 16,693              $ 11,714
12/31/94           $ 16,640            $ 18,618              $ 12,362
12/31/96           $ 27,368            $ 31,496              $ 13,097
 1/31/99           $ 38,441            $ 56,220              $ 13,526

Comparison of change in value of a $10,000 investment in Evergreen Equity Income Fund Class A, the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

                               E V E R G R E E N
                              Equity Income Fund

                          Portfolio Manager Interview


How did the Evergreen Equity Income Fund (formerly Evergreen Fund for Total Return) perform?

The Fund's performance lagged its peer group for the six months of this period, although it remained above the median for the past 12 months. For the six months ended January 31, 1999, the Fund's Class A shares had a total return of 2.47%. During the same six months, Class B and Class C shares each had a return of 2.08% and Class Y shares had a return of 2.56%. These returns are unadjusted for any applicable sales charges. During the same six months, the median return of equity income funds was 4.58%, according to Lipper Inc., an independent monitor of mutual fund performance.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)

Total Net Assets                                                   $163,036,522
 ................................................................................
Number of Holdings                                                           63
 ................................................................................
P/E Ratio*                                                                32.9x
 ................................................................................
Beta*                                                                      0.90
 ................................................................................
*as of 12/31/98


What factors affected performance?

The Fund's performance was held back by its emphasis on dividend-paying, value stocks across a range of market capitalizations during a time when the stock market was rewarding high-growth, highly valued, large-capitalization companies. In the past six months, performance suffered from over-weightings in financial services companies, which were hit very hard in the market decline of the third calendar quarter of 1998, and from holdings in real estate investment trusts and utilities. The Fund held both types of securities because of their historical above-average yields and prospects for modest dividend growth.

Financial services company stocks performed poorly in the third quarter. The devaluation and default in Russia, combined with problems in Latin America and Asia, put great pressure on financial stocks, contributing to investors' worries that loan quality would deteriorate if the problems of emerging markets were to spread and slow down global economic growth. These stocks did not fully participate in the fourth calendar quarter's market surge, which was led by technology stocks and large-company growth stocks. Because of the Fund's conservative, value orientation, it tends not to emphasize technology and growth stocks.

Yield-oriented investments, such as real estate investment trusts, utilities and energy, underperformed during the fourth quarter rally. In general, the six-month period did not favor value- or yield-oriented investments.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Banks                                                                     12.5%
 ................................................................................
Finance & Insurance                                                       10.9%
 ................................................................................
Healthcare Products & Services                                             8.7%
 ................................................................................
Utilities--Electric                                                        7.9%
 ................................................................................
Utilities--Telephone                                                       7.2%
 ................................................................................

                               E V E R G R E E N
                              Equity Income Fund

                          Portfolio Manager Interview


What were your primary strategies during the six months?

We emphasized our long-term strategy of investing in value-oriented, dividend-paying common stocks. This led us to emphasize financial services, utilities, capital goods, healthcare, and real estate investment trusts. We also continued to underweight technology and consumer staples. We de-emphasized technology stocks because of their relatively high valuations and poor dividend yields. We tended to avoid consumer staples--companies that produce consumer goods--because of their deteriorating earnings growth outlooks.

The largest weighting, at about 23% of net assets on January 31, 1999, was in financial services. We were attracted by a combination of earnings growth, attractive stock valuations, and healthy dividend yields. Fleet Financial, a New England-based regional banking company, is a good example of our investments. This is a well-capitalized bank that continues to increase both its earnings and dividends. It has a sound growth strategy and a strong competitive position.

Electric utilities may offer the Fund sustainable dividend yields as well as defensive price protection if economic growth were to slow. A good example of a strong utility is the Southern Company. It offers a healthy earnings record, a modestly growing dividend and attractive, long-term prospects in its core Southeastern markets.

We also have invested in real estate investment trusts (REITs) because of their attractive dividends.

Healthcare, more precisely pharmaceutical companies, accounted for more than 8% of net assets on January 31. We were attracted to this industry because of its historical consistent earnings growth and its underlying fundamental strength. One of the Fund's core holdings is Merck, the nation's largest pharmaceutical company. Rising sales, including strong unit growth in a period of fairly stable pricing, has helped sustain its earnings growth.

We recently have added to our energy position to take advantage of the extremely low stock prices. We believe energy stocks already discounted a very poor outlook for energy prices and so may offer growth potential when the environment changes. One of our major energy holdings is Texaco, which offers a high and safe dividend. In an era of industry consolidation, Texaco also remains a potentially valuable acquisition candidate. Energy stocks accounted for 6.2% of net assets on January 31.

We also have recently added to our holdings among both long-distance and regional Bell telephone companies. Their appeal included strong business growth and the prospect of new business opportunities in an era of deregulation.

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

Tyco International Ltd.                                                     3.3%
 ................................................................................
General Electric Co.                                                        2.6%
 ................................................................................
Merck & Co., Inc.                                                           2.6%
 ................................................................................
Costco Companies, Inc.                                                      2.5%
 ................................................................................
Greenpoint Financial Corp.                                                  2.5%
 ................................................................................
Fleet Financial Group, Inc.                                                 2.2%
 ................................................................................
Philip Morris Companies, Inc.                                               2.2%
 ................................................................................
U.S. West, Inc.                                                             2.2%
 ................................................................................
BankAmerica Corp.                                                           2.1%
 ................................................................................
EMC Corp.                                                                   2.0%
 ................................................................................

                               E V E R G R E E N
                              Equity Income Fund

                          Portfolio Manager Interview

What are some other examples of companies in which you have invested?

General Motors is a company we like. GM may be poised to exceed Wall Street's earnings expectation because of rising operating income margins and recovery of lost market share.

Another example is Tyco International, a manufacturing conglomerate. While its dividend yield is lower than those of many of our other investments, this company continues to post better earnings than expected, driven by both revenue growth and cost reductions in acquired companies.

While we have tended to de-emphasize technology, EMC has remained a core technology holding in the Fund, despite the fact it pays no dividends. This company has achieved consistent earnings growth because of strong demand for its data storage products.

What is your outlook?

By historical measures, stock valuations are high in terms of earnings multiples, dividend yields and book value. Inflation and interest rates remain low however, and productivity gains in industry suggest that corporations continue to offer the opportunity for long-term growth of both income and capital. Historically, investors have been willing to pay more for future earnings when interest rates are low, as they are now.

The U.S. economy keeps growing, and it appears unlikely to falter in its growth despite international turmoil and some political uncertainty. The confidence of the American consumer remains high, and corporate management has become adept at controlling costs by managing inventories and production capacity.

In this environment, we believe our value-oriented and dividend-paying stocks will do well. We think we will continue to find opportunities, keeping in mind that dividends are a critical component of investing for total return.

Please note the Fund's name change:

Effective April 6, 1999, Evergreen Fund for Total Return will be re-named the Evergreen Equity Income Fund. The Fund's primary objective will change from "to seek total return from a combination of capital growth and income" to "to seek primarily current income and secondarily capital growth." The Fund's investment policy will change to ensure that at least 65% of assets are in dividend-paying equity securities. Formerly, the prospectus required 65% of assets be invested in equity securities. This will help ensure the Fund will meet its primary investment objective of income.

                               E V E R G R E E N
                            Growth and Income Fund

                    Fund at a Glance as of January 31, 1999


                                   Portfolio
                                  Management
                                --------------

                   [PHOTO OF STEPHEN A. LIEBER APPEARS HERE]

                               Stephen A. Lieber
                       Tenure:  July 1997 - January 1999


                   [PHOTO OF PHILIP M. FOREMAN APPEARS HERE]

                               Philip M. Foreman
                             Tenure: January 1999


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                     Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S       1/31/99.
  STYLE BOX
 APPEARS HERE]       The Equity Style Box placement is based on a fund's price-
                     to-earnings and price-to-book ratio relative to the S&P
                     500, as well as the size of the companies in which it invests, or median market capitalization.

                     /1/Source:  1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes A, B, and C prior to inception reflects that of Class Y, the original class offered, the inception date of which is 10/15/86, and does not reflect 12b-1 fees. If such fees were reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P Mid-Cap 400 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 10/15/86      Class A   Class B   Class C    Class Y
Class Inception Date                     1/3/95    1/3/95    1/3/95    10/15/86
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                -4.24%    -4.70%    -0.77%      n/a
 ................................................................................
6 months w/o sales charge                  0.53%     0.17%     0.20%       0.67%
 ................................................................................
1 year with sales charge                  -0.12%    -0.90%     3.13%      n/a
 ................................................................................
1 year w/o sales charge                    4.87%     4.10%     4.13%       5.14%
 ................................................................................
3 years                                   15.87%    16.15%    16.90%      18.07%
 ................................................................................
5 years                                   15.95%    16.18%    16.42%      17.32%
 ................................................................................
10 years                                  14.88%    15.10%    15.12%      15.56%
 ................................................................................
Since Inception                           14.10%    14.29%    14.30%      14.65%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%      n/a
                                       Front End     CDSC      CDSC
 ................................................................................
30-day SEC Yield                           0.25%    -0.48%    -0.48%       0.51%
 ................................................................................
6-month income dividends
per share                                 $0.06        --        --       $0.09
 ................................................................................
6-month capital gain distributions
per share                                 $0.78     $0.78     $0.78       $0.78
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                Evergreen
  Date      GROWTH & INCOME FUND     S&P 400    Consumer Price Index - US
  ----      --------------------     -------    -------------------------
 1/31/95          $ 10,000          $ 10,000            $ 10,000
12/31/95          $ 13,078          $ 12,959            $ 10,206
12/31/96          $ 16,153          $ 15,448            $ 10,552
12/31/97          $ 21,148          $ 20,430            $ 10,732
 1/31/99          $ 21,920          $ 23,387            $ 10,898

Comparison of change in value of a $10,000 investment in Evergreen Growth and Income Fund Class A, the Standard and Poor's 400 Mid-Cap Index (S&P 400) and the Consumer Price Index (CPI).

                               E V E R G R E E N
                            Growth and Income Fund

                          Portfolio Manager Interview

How did the Evergreen Growth and Income Fund perform during the last six months?

In the first half of the 1999 fiscal year, the period ended January 31, 1999, the Fund's Class Y shares showed a gain of 0.67%. Classes A, B, and C returned 0.53%, 0.17%, and 0.20%, respectively, unadjusted for applicable sales charges. This compared with a gain of 9.6% by the Standard & Poor's 400, a mid-cap index.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)

Total Net Assets                                                 $2,069,644,958
 ................................................................................
Number of Holdings                                                          294
 ................................................................................
P/E Ratio*                                                                18.8x
 ................................................................................
Beta*                                                                      0.92
 ................................................................................
*as of 12/31/98


How did the overall market and economic environment impact the Fund's investments and performance?

The Fund's comparatively heavy weighting in banks and other financial stocks, as well as in energy-related issues, had a significantly negative impact on overall performance. These were offset by excellent performance in communication systems, electronic equipment and information technology. The Fund has had a highly rewarding, long-term emphasis in all of these sectors, but the changed economic and subsequent market environment in the third and fourth quarters emphasized uncertainties in the financial and energy sectors of the investment market.

The Fund started the fiscal year with a comparatively large cash equivalent reserve position, did this help or hinder performance?

The cash equivalent reserve position definitely helped the Fund's performance during this period to establish new and increased positions, which, we believe, will prove highly rewarding over the longer term. On August 1, 1998, the Fund had a cash equivalent position of 18.3% of net assets, and by January 31, 1999, that position was down to 7.7%. We built this cash position in anticipation of a highly volatile market, expecting opportunities to buy comparatively undervalued growth stocks, following the Fund's long-term "value-timing" strategy.

The substantial and aggressive purchasing during the market sell-off has proven highly rewarding. For example, the Fund's purchase of 120,000 shares of Sanmina Corp. at $24 1/2 early in September provided a 168.3% gain by January 31, 1999, as the shares rose to $66 1/4. Other purchases with gains of between 50% and 100% included shares of Lowe's Companies, Inc., Carnival Corp., Harley-Davidson, Inc., Scientific Atlanta Inc., Home Depot, Inc. , Perkin-Elmer Corp., Gucci Group N.V., Southwest Airlines Co., Tommy Hilfiger Corp., AFLAC, Inc., and Saks, Inc. Significantly, these sizable gains came from a highly diverse group of companies in which the Fund earlier held positions, and from others which are new positions.

While the financial group was under pressure, we took advantage of this weakness to make some highly rewarding purchases. Examples include new positions in Household International, Inc., which has risen 40.2% since the October 8th purchase; and MBIA Inc., up 30.7%; additions to the position of State Street Corp., up 39.3%; BankAmerica Corp., up 38.6%; Citigroup, Inc., up 19.6%; and the aforementioned AFLAC, Inc.,

                               E V E R G R E E N
                            Growth and Income Fund

                          Portfolio Manager Interview

which was up 52.1%. A major new holding was established in Mellon Bank Corp. with purchases made throughout the period. The only financial issue purchased with a significant decline were the shares of MGIC Investment Corp., which were down 12.3% from a purchase in August, reflecting possible legislative changes in the mortgage insurance business.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Banks                                                                     10.5%
 ................................................................................
Healthcare Products & Services                                            10.3%
 ................................................................................
Finance & Insurance                                                        9.1%
 ................................................................................
Industrial Specialty Products & Services                                   6.1%
 ................................................................................
Printing, Publishing, Broadcasting & Entertainment                         5.5%
 ................................................................................

Many issues had dramatic recoveries during the six months. Which were the Fund's top performers?

The top performers were in electronic technology and communications. The leader was Jabil Circuit, Inc., up 105.3%; followed by KLA-Tencor Corp., up 94.5%; Cisco Systems, Inc., up 78.1%; Intel Corp., up 66.7%; AirTouch Communications, Inc., up 64.2%; MCI WorldCom, Inc., up 52.4%; Lowe's Companies, Inc., up 51.7%; and AT&T Corp., up 49.6%.

How did mergers and acquisitions help the Fund?

Mergers and acquisitions again demonstrated that the Fund held many issues which other companies considered undervalued and attractive for acquisition. Eleven companies in the portfolio were either acquired, merged, or received offers which are now pending, with an average gain of 77.2% on the completed acquisitions. The largest gain was in the shares of Crestar Financial Corp. (acquired by Sun Trust Banks, Inc.), providing a 247.9% gain since purchased in September, 1996. Another regional bank acquired was Firstar Corp. (acquired by Star Banc Corp.), with a 42.3% gain just seven months after its purchase for the Fund. A lesser known holding, Dominick's Supermarkets, Inc., was purchased by Safeway Inc., with a gain of 159.3% for the Fund in a one-year holding period. AirTouch Communications, Inc. has received an acquisition bid from Vodafone Group Plc, which will provide a 290.1% gain upon completion since our original purchase in May, 1992, and MCI Communications Corp. was acquired by WorldCom, Inc., with a 138.0% gain in three and a half years. Still pending is the acquisition of Jacor Communications, Inc. by Clear Channel Communications, Inc., with a projected gain of 159.3% as of January 31, 1999. Other holdings which were acquired or had offers included: Mercantile Stores Co., Inc., Camco International, Inc., Life Re Corp., Commonwealth Energy System, and UNUM Corp.

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

Time Warner, Inc.                                                          1.5%
 ................................................................................
Webster Financial Corp.                                                    1.5%
 ................................................................................
Kansas City Southern Industries, Inc.                                      1.4%
 ................................................................................
Policy Management Systems Corp.                                            1.2%
 ................................................................................
Federal National Mortgage Association                                      1.2%
 ................................................................................
Jacor Communications, Inc.                                                 1.2%
 ................................................................................
McKesson HBOC, Inc.                                                        1.2%
 ................................................................................
Mellon Bank Corp.                                                          1.1%
 ................................................................................
Lincare Holdings, Inc.                                                     1.1%
 ................................................................................
Union Pacific Corp.                                                        1.0%
 ................................................................................

                               E V E R G R E E N
                            Growth and Income Fund

                          Portfolio Manager Interview

What is the outlook for the weaker-performing sectors and companies in the Fund?

The weakest-performing sector in the Fund during the six months was related to energy, with the Fund's oil field services stocks down 42.8%, and oil production issues down 24.8%. The oil and gas business is clearly in its own recession; crude oil prices have fallen from just under $20 per barrel at the beginning of 1998, to about $11 per barrel in early 1999. This price weakness is largely attributed to declines in demand stemming from the broad-based Asian recession, together with sustained production from exporting nations under pressure to earn dollars. In the U.S., the situation is further aggravated by mild weather conditions, bringing less than normal consumption and, thus, increased inventories. Our expectation is that oil prices will only gradually recover in line with improved economies in Asia and Europe, bringing demand back to trend line. This situation will sustain economic pressure on all facets of the industry, and will bring increased pressure for efficiencies to be gained through mergers. With what we believe to be a number of severely undervalued companies in the portfolio (based on previous and projected earning power and assets), we believe that some reasonable degree of recovery can be expected for these holdings.

The financial holdings of the Fund, especially its bank position, appear to us to offer sound opportunities for growth, and will benefit from the industry's continuing trend toward consolidation. Even during the weakness last fall, we still saw merger and acquisition opportunities in the Fund's holdings including:
Citicorp (now Citigroup, Inc.), Firstar Corp., and Crestar Financial Corp. The Fund is carefully positioned in shares of a number of bank holding companies, most of which have strong regional or specialty franchises. We anticipate that their growth and financial strength, at well below typical market valuations, will provide continuing opportunities for sizable capital appreciation. Finance and insurance holdings, which range from AFLAC, Inc. to UNUM Corp., should benefit by similar forces. New names added to the group during the six months included: Household International, Inc., MBIA Inc., and Progressive Corp. In each case, our purchases were made during periods of market weakness.

What is the Fund's strategy for the second half of fiscal 1999?

The Fund's strategy will be to concentrate intensely on undervalued growth opportunities. We have appointed a new portfolio manager for the Fund, Philip M. Foreman. Mr. Foreman has demonstrated, through his last several years as manager of the W-M Growth & Income Fund, a highly successful utilization of strategies very similar to the "value-timing" strategies of this Fund. He has already initiated increasing the concentration in a number of the Fund's very successful holdings, and adding new ones characterized by consecutive years of earnings growth, well-defined management strategies in place, and, yet, current opportunities to buy these shares at below normal valuation. With Mr. Foreman's leadership and the support of our strong research group, we anticipate a return to the Fund's historical outperformance of its benchmark, the S&P 400
Index.

                               E V E R G R E E N
                            Income and Growth Fund

                    Fund at a Glance as of January 31, 1999

                                   Portfolio
                                  Management
                                --------------

                  [PHOTO OF NOLA MADDOX FALCONE APPEARS HERE]

                            Nola Maddox Falcone, CFA
                              Tenure: August 1978


                   [PHOTO OF IRENE D. O'NEILL APPEARS HERE]

                                Irene D. O'Neill
                             Tenure: December 1997

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                    Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S      1/31/99.
  STYLE BOX
 APPEARS HERE]      The Equity Style Box placement is based on a fund's price-
                    to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                    Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes A, B, and C prior to inception reflects that of Class Y, the original class offered, the inception date of which is 8/31/78, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Wilshire 5000 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 8/31/78       Class A    Class B   Class C    Class Y
Class Inception Date                     1/3/95    1/3/95    1/3/95    8/31/78
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                -4.87%    -4.91%    -1.37%       n/a
 ................................................................................
6 months w/o sales charge                 -0.11%    -0.48%    -0.48%      0.05%
 ................................................................................
1 year with sales charge                  -4.79%    -5.08%    -1.65%       n/a
 ................................................................................
1 year w/o sales charge                   -0.04%    -0.74%    -0.78%      0.26%
 ................................................................................
3 years                                    9.53%     9.69%    10.50%     11.61%
 ................................................................................
5 years                                    8.95%     9.08%     9.35%     10.22%
 ................................................................................
10 years                                   9.52%     9.73%     9.72%     10.16%
 ................................................................................
Since Inception                           13.57%    13.67%    13.67%     13.89%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%       n/a
                                      Front End      CDSC      CDSC
 ................................................................................
30-day SEC Yield                           2.00%     1.36%     1.36%      2.35%
 ................................................................................
6-month income dividends
per share                               $  0.42   $  0.37   $  0.37   $   0.48
 ................................................................................
6-month capital gain distributions
per share                               $  2.13   $  2.13   $  2.13   $   2.13
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                   Evergreen
  Date        INCOME & GROWTH FUND    Wilshire 5000   Consumer Price Index - US
  ----        --------------------    -------------   -------------------------
12/31/94            $ 10,000            $ 10,000            $ 10,000
12/31/95            $ 12,371            $ 13,341            $ 10,247
12/31/96            $ 13,932            $ 15,853            $ 10,595
12/31/97            $ 17,452            $ 20,477            $ 10,775
 1/31/99            $ 17,269            $ 25,824            $ 10,942

Comparison of change in value of a $10,000 investment in Evergreen Income and Growth Fund Class A, the Wilshire 5000 Index and the Consumer Price Index (CPI).

                              E V E R G R E E N
                            Income and Growth Fund

                          Portfolio Manager Interview


How did the Fund perform?

For the six months ended January 31, 1999, the Evergreen Income and Growth Fund continued to pursue its historic commitment to provide substantial current income, as well as an objective of competitive, long-term growth. The Fund finished 1998 with a current yield in the top quartile of funds in the Income category, as measured by Lipper Inc., an independent monitor of mutual fund performance. For the six months, it also outperformed the highest-yielding (top 20%) subset of the S&P 500 Index although it did underperform the S&P 500 Index.

During the six months ended January 31, 1999, the Fund's original Class Y shares had a total return of 0.05%, while Classes A, B and C shares had returns of - 0.11%, -0.48% and -0.48%, respectively. These returns are before deduction of any sales charges, if applicable.

During 1998, the Fund continued its long-term record of providing generous current income. The Fund's Class Y shares, for example, paid out $1.015 per share in ordinary dividends during the 1998 calendar year, $.902 per share in short-term capital gains (which are treated as income for tax purposes) and $1.223 per share in long-term capital gains.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)


Total Net Assets                                                   $872,333,002
 ................................................................................
Number of Holdings                                                          135
 ................................................................................
P/E Ratio*                                                                15.0x
 ................................................................................
Beta*                                                                      0.67
 ................................................................................
*as of 12/31/98


What were your principal themes during the six-month period?

We looked for opportunities created by:

 . Evergreen's value-timing strategy, which entails finding companies that are temporarily out of favor in the stock market, but nevertheless have attractive underlying value.

 . The continued merger-and-acquisition trend in American industry, which in 1998 alone resulted in transactions valued at more than $1 trillion.
 . Corporate re-structuring programs that can improve long-term earnings performance.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Banks                                                                     14.6%
 ................................................................................
Finance & Insurance                                                        8.8%
 ................................................................................
Electrical Equipment & Services                                            6.7%
 ................................................................................
Oil / Energy                                                               6.7%
 ................................................................................
Utilities--Gas                                                             6.4%
 ................................................................................

                               E V E R G R E E N
                            Income and Growth Fund

                          Portfolio Manager Interview


What were some examples of the value-timing strategy?

Several companies involved in the telecommunications industry presented excellent opportunities for the Fund. The investment in convertible bonds issued by Houston Industries was a good example, as it allowed us to participate in the growth of Time-Warner, which had purchased the cable television business of Houston Industries. The convertible bonds, which were issued for tax reasons to enable Houston Industries to sell Time-Warner stock it had received in the original transaction, rose by 26% during the six months under review. This investment allowed the Fund to successfully gain access to Time-Warner's growth through Houston's convertible bond.

Air Touch Communications convertible bonds were another successful telecommunications-related investment for the Fund. These bonds had an attractive yield of 6% when first purchased. With the benefit of a pending acquisition by Vodafone Group, Plc, the value of the bonds rose by 34.4% during the six months under review.

Two other notable telecommunications-related investments were in Frontier Corp. and Williams Companies, Inc. Frontier Corp. had a 17% return for the Fund during the six months. This company, in addition to offering a traditional telephone business based in Rochester, N.Y., has the technology to help companies design web sites for the Internet. Williams Companies, whose traditional business had been transportation of natural gas and other energy services, suffered as warm weather and low energy prices created an environment which hurt its stock. We thought the low stock price did not reflect the growth potential on its Internet, wireless and fiber-optic transmission businesses. The stock, purchased by the Fund in September, rose by 26.6% by January 31.

Other value-timing contributors included GTE, which rose by 24%, partly on news of its potential from the pending merger with Bell Atlantic; General Motors, which also rose by 24% during six months; and Bank West, a Hawaii-based banking company. We purchased this stock as a value-timing opportunity when investors were concerned about the secondary impact from financial problems in Japan which has been a big tourist support for Hawaii.

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

Qualcomm Financial Trust I                                                 4.2%
 ................................................................................
Telecom Corp. New Zealand Ltd.                                             3.6%
 ................................................................................
Keyspan Energy                                                             3.2%
 ................................................................................
Paine Webber Group, Inc.                                                   3.2%
 ................................................................................
Dana Corp.                                                                 2.5%
 ................................................................................
Mercantile Bancorp, Inc.                                                   2.5%
 ................................................................................
Wendys Financing I                                                         2.5%
 ................................................................................
Thomas & Betts Corp.                                                       2.3%
 ................................................................................
Atlantic Richfield Co.                                                     2.2%
 ................................................................................
Williams Companies, Inc.                                                   2.1%
 ................................................................................

                               E V E R G R E E N
                            Income and Growth Fund

                          Portfolio Manager Interview

How did the Fund benefit from the merger-and-acquisition trend?

During the six-month period, one acquisition involving a Fund holding was completed, and four others were announced.

Mercantile Stores was purchased by Dillard's Department Stores, for a 92.5% gain for the Fund since the original investment in Mercantile in October, 1994. Among the four pending acquisitions, MidAmerican Energy Holdings Co. had a 41% gain during the six months. Mid-American is expected to be acquired by CalEnergy Co. Provident Companies Inc., which has a pending merger with Unum Corp., had a 16.6% gain during the six months.

What were some examples of the restructuring theme?

Union Pacific Railroad was a company that began restructuring itself after operational difficulties arose from its merger with Southern Pacific. We believed, however, that the company had great asset value and rebound potential. We began to invest in March, 1998. During the six months under review, the restructuring began to take effect, and the Fund had a gain of 22.2%.

Baxter International, a provider of healthcare products and services, is benefitting from its restructuring efforts. Its stock rose by 18.6% during the six months.

What industries helped performance, and what industries held back performance?

In general, consumer companies, health-related companies and telecommunications firms supported the performance during the six months. The poorest-performing groups included the electric and gas utilities and the real estate investment trusts. The Fund reduced its emphasis in both those areas during the six months. Financial services stocks also held back performance, but we think this may be a temporary situation. We believe this industry should be a strong performer again, helped by continued merger-and-acquisition activity.

What is your outlook?

We believe the American consumer will continue to be a strong force in the domestic economy, helping propel growth in Gross Domestic Product. In addition, we think inflation will remain under control at relatively low levels. Both these factors--strong consumer spending and low inflation--tend to support the performance of the stock market.

The risk could be market volatility because of surprises related to international financial problems. We will continue to invest in companies offering growth rooted in value, an approach which may give us some downside protection in the event of a market downturn. This strategy should allow us to benefit from long-term growth trends, such as we see in the telecommunications and computer industries and the healthcare sector. Continued consolidation should help our financial services investment sector.

                               E V E R G R E E N
                             Small Cap Value Fund

                    Fund at a Glance as of January 31, 1999

                                  Portfolio
                                  Management
                                --------------

                  [PHOTO OF NOLA MADDOX FALCONE APPEARS HERE]

                            Nola Maddox Falcone, CFA
                             Tenure:  October 1993


                   [PHOTO OF JORDAN ALEXANDER APPEARS HERE]

                             Jordan Alexander, CFA
                             Tenure:  January 1999

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                     Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S       1/31/99.
  STYLE BOX
 APPEARS HERE]       The Equity Style Box placement is based on a fund's price-
                     to-earnings and price-to-book ratio relative to the S&P
                     500, as well as the size of the companies in which it invests, or median market capitalization.

                     /1/Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes A, B, and C prior to inception reflects that of Class Y, the original class offered, the inception date of which is 10/1/93, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index and the Wilshire Small Cap Value Index are unmanaged market indexes and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.


--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 10/1/93       Class A   Class B    Class C    Class Y
Class Inception Date                     1/3/95    1/3/95    1/24/95    10/1/93
 ................................................................................
Average Annual Returns*
6 months with sales charge                -9.50%    -9.98%     -6.27%       n/a
 ................................................................................
6 months w/o sales charge                 -4.96%    -5.34%     -5.35%     -4.90%
 ................................................................................
1 year with sales charge                 -12.36%   -13.12%     -9.57%       n/a
 ................................................................................
1 year w/o sales charge                   -7.98%    -8.67%     -8.68%     -7.74%
 ................................................................................
3 years                                   11.23%    11.38%     12.16%     13.34%
 ................................................................................
5 years                                   11.52%    11.67%     11.90%     12.86%
 ................................................................................
Since Inception                           11.74%    12.01%     12.10%     12.99%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%      1.00%    n/a
                                      Front End      CDSC       CDSC
 ................................................................................
30-day SEC Yield                           1.34%     0.66%      0.66%      1.66%
 ................................................................................
6-month income dividends
per share                               $  0.18   $  0.12   $   0.12   $   0.19
 ................................................................................
6-month capital gain distributions
per share                               $  0.18   $  0.18   $   0.18   $   0.18
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

               Evergreen                         Wilshire       Consumer Price
  Date       Small Cap Value    Russell 2000     Sm Cp Val        Index - US
  ----       ---------------    ------------     ---------        ----------
 1/31/95         $ 10,000        $ 10,000        $ 10,000         $ 10,000
12/31/95         $ 12,820        $ 13,008        $ 12,284         $ 10,206
12/31/96         $ 15,642        $ 15,154        $ 14,180         $ 10,552
12/31/97         $ 20,857        $ 18,542        $ 18,781         $ 10,732
 1/31/99         $ 18,571        $ 18,310        $ 17,724         $ 10,898

Comparison of Change in value of a $10,000 investment in Evergreen Small Cap Value Fund Class A, the Russell 2000 Index, Wilshire Small Cap Value Index and the Consumer Price Index (CPI).

                               E V E R G R E E N
                             Small Cap Value Fund

                          Portfolio Manager Interview

How did the Fund perform during the period?

The Fund continued its strong, long-term record of outperforming its benchmark. For the six months ended January 31, 1999, the Evergreen Small Cap Value Fund's Class A shares, unadjusted for sales charges, declined 4.96%, outperforming its benchmark, the Wilshire Small Cap Value Index, which declined 5.22% during the same period. The Russell 2000 Index had a positive return of 2.41%, primarily because it had a higher market capitalization weighting and higher technology and healthcare stock weightings, all of which performed well. Since its inception on October 1, 1993, the Fund's original Class Y shares have had a cumulative total return of 91.86%, well ahead of the 73.18% return of the Wilshire Small Cap Value Index and the 81.91% return of the Russell 2000 Index.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)

Total Net Assets                                                    $301,240,712
 ................................................................................
Number of Holdings                                                           159
 ................................................................................
P/E Ratio*                                                                 13.6x
 ................................................................................
Beta*                                                                       0.62
 ................................................................................
*as of 12/31/98


What were some of the companies that helped performance during the six months?

The strongest performers during the period included many new issues that were added to the Fund in recent months. The top performers during the six months were: Craftmade International, up 67.4%; Helix Technology, which rose 65.4%; Scientific Atlanta, up 56.3%; International Multifoods, up 51.3%; American Woodmark, which appreciated 50.7%; First Coastal Bankshares, up 46.8%; Standard Pacific, up 44.6%; Long Drug Stores Corp., up 36.5%; General Housewares Corp., which rose 32.7%; Matthews International, which gained 30.2%; and Spartech Corp., up 25.5%.

Many of the new issues added to the Fund are benefiting from the continued strength of the U.S. economy. For example, American Woodmark, a manufacturer and distributor of kitchen and bathroom cabinets, has been helped by the strength of the remodeling and new home construction markets in the U.S. The company reported a 22% increase in earnings during the 1998 fiscal year and is expected to see earnings growth accelerate to an average of 30% annually over the next two years. Despite the stock's recent strong performance, we believe the stock remains undervalued. Standard Pacific, a homebuilder focused on markets in California, Arizona and Texas, is another good example of this theme. The company recently reported record earnings and a strong order backlog, with year-over-year fourth quarter 1998 earnings up 125.8% and new home orders up 14%. The California housing market appears to be in the early stages of a housing recovery and we expect the company to continue to do well.

                               E V E R G R E E N
                             Small Cap Value Fund

                          Portfolio Manager Interview

In general, stocks in the consumer-related and electrical and electronic equipment/communication services industry sectors were the best performers for the Fund. The financial services sector, including banks, thrifts and insurance stocks, underperformed during the period, but we expect this to be temporary because of the favorable outlook for continued consolidation in the industry. Energy also lagged in performance, although the impact to the Fund was less significant because we have reduced the weighting in this area.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Banks                                                                     11.0%
 ................................................................................
Consumer Products & Services                                              10.6%
 ................................................................................
Building, Construction & Furnishings                                       6.4%
 ................................................................................
Telecommunication Services & Equipment                                     6.2%
 ................................................................................
Utilities--Gas                                                             5.9%
 ................................................................................

What were some of the themes that guided the Fund's investment strategy?

During the period, the Fund invested in stocks of undervalued companies with a positive outlook for improving performance through restructuring. It also invested in companies in consolidating industries that may be merger and acquisition candidates. International Multifoods Corp. is a good example of the restructuring theme. The company, which operates a food service distribution business in the United States and a food processing business in the United States and Canada, is restructuring under new management. We expect the company's restructuring to position it for consistent and strong earnings growth over the next several years. The stock has been one of the best performers since we added it to the Fund in early October, and we expect continued success with the restructuring to provide a strong catalyst for the stock during the next 12 months.

Merger and acquisition activity also continued to help the performance of the Fund. During the six-month period, six of the Fund's holdings were involved in completed mergers and a seventh transaction was pending. The average return to the Fund from the completed transactions was 35.2%. Maryland Federal Bancorp, the issue which provided the highest return to the Fund, was acquired by BB&T and generated a total return of 107.3%, since the initial investment in January 1997. First Palm Beach Bancorp was acquired by Republic Security Financial, for a 58.3% gain to the Fund since its initial investment in December 1996. Learonal, Inc. was acquired by Rohm & Haas for a gain of 49.7% to the Fund since its initial investment in July 1997. A pending transaction involves the acquisition of First Coastal Bancshares by Centura Banks. As we look at the financial markets and the relative disparities between the valuations of large companies and small companies, we believe the pace of merger and acquisition activity will remain strong.

                               E V E R G R E E N
                             Small Cap Value Fund

                          Portfolio Manager Interview

What is the outlook for the Fund?

We are very positive about the potential for strong, small-cap stock performance for three main reasons. First, the valuations of small cap companies relative to the stocks of larger companies are at 20-year lows. This disparity has prompted many small cap companies to announce stock buyback programs in recent months, an indication that management is confident about their company's prospects. Second, we believe the attractive valuations of many small cap companies should lead to an acceleration of merger and acquisition activity, as larger companies can use their cash or stock to buy undervalued small companies. Third, the action of the Federal Reserve late last year to reduce the discount rate three times should be very positive for small cap stocks. Historically, small cap stocks have tended to outperform large caps following such action by the Federal Reserve.

Looking forward, we continue to see opportunities to invest in undervalued, entrepreneurial companies with strong growth prospects. The disparity of small cap stock prices in relation to large company stocks has drawn the attention of a number of well-known strategists and investors, suggesting a growing market belief in the compelling value to be found in small cap companies. As we have seen several times in the past, the current value disparity of small cap companies could set the stage for a small cap stock rally similar to those experienced in 1967-68, 1975-76 and 1991-92. Small cap stocks were similarly out of favor before each of those rallies.

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

CPI Corp.                                                                  2.7%
 ................................................................................
Curtiss Wright Corp.                                                       2.7%
 ................................................................................
Boston Acoustics, Inc.                                                     2.6%
 ................................................................................
Semco Energy, Inc.                                                         2.4%
 ................................................................................
Alpharma, Inc. 5.75%, 4/01/05, 144A                                        2.3%
 ................................................................................
Scientific Atlanta, Inc.                                                   2.1%
 ................................................................................
Helix Technology Corp.                                                     2.0%
 ................................................................................
Matthews International Corp. Cl. A                                         1.8%
 ................................................................................
SierraWest Bancorp                                                         1.8%
 ................................................................................
Antec Corp. 4.50%, 5/15/03                                                 1.7%
 ................................................................................


Name Change

Please note: effective April 6, 1999, the Evergreen Small Cap Equity Income Fund will change its name to Evergreen Small Cap Value Fund, which means that the Fund will de-emphasize income-producing securities and broaden its investment universe to enable it to focus on capital growth.

                               E V E R G R E E N
                                 Utility Fund

                    Fund at a Glance as of January 31, 1999

                                   Portfolio
                                  Management
                                --------------

                    [PHOTO OF PAUL A.DILELLA APPEARS HERE]

                                 Paul A.DiLella
                               Tenure:  July 1996


                [PHOTO OF DORIS A. KELLEY-WATKINS APPEARS HERE]

                            Doris A. Kelley-Watkins
                             Tenure:  February 1997

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                    Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S      1/31/99.
  STYLE BOX
 APPEARS HERE]      The Equity Style Box placement is based on a fund's price-
                    to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                    /1/Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes C and Y reflects that of Class A, the original class offered, the inception date of which is 1/4/94, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Class C were reflected, returns would have been lower. For Class Y, if 12b-1 fees were not reflected, returns would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P Utility Index and the S&P 500 Index are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 1/4/94      Class A   Class B   Class C    Class Y
Class Inception Date                   1/4/94    1/4/94    9/2/94    2/28/94
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge               0.22%     0.21%     3.92%       n/a
 ................................................................................
6 months w/o sales charge                5.24%     4.84%     4.84%      5.27%
 ................................................................................
1 year with sales charge                 2.79%     2.42%     6.15%       n/a
 ................................................................................
1 year w/o sales charge                  7.89%     7.08%     7.08%      8.16%
 ................................................................................
3 years                                 10.06%    10.18%    10.96%     12.07%
 ................................................................................
5 years                                 10.83%    10.83%    11.16%     12.17%
 ................................................................................
Since Inception                         10.73%    10.85%    11.06%     12.05%
 ................................................................................
Maximum Sales Charge                     4.75%     5.00%     1.00%       n/a
                                     Front End     CDSC      CDSC
 ................................................................................
30-day SEC Yield                         2.47%     1.82%     1.84%      2.85%
 ................................................................................
6-month income distributions
per share                             $  0.23   $  0.19   $  0.19   $   0.26
 ................................................................................
6-month capital gain distributions
per share                             $  1.28   $  1.28   $  1.28   $   1.28
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                                              Consumer Price
  Date     Evergreen Utility     S&P 500     S&P Utility        Index - US
  ----     -----------------     -------     -----------        ----------
 1/31/94       $ 10,000         $ 10,000      $ 10,000            $ 10,000
12/31/94       $  9,405         $  9,799      $  9,696            $ 10,239
12/31/95       $ 12,298         $ 13,482      $ 13,684            $ 10,492
12/31/96       $ 12,839         $ 16,576      $ 14,110            $ 10,848
12/31/97       $ 16,607         $ 22,107      $ 17,590            $ 11,033
 1/31/99       $ 17,516         $ 29,589      $ 19,257            $ 11,204

Comparison of change in value of a $10,000 investment in Evergreen Utility Fund Class A, the Standard and Poor's Utility Index (S&P Utility), the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

                               E V E R G R E E N
                                 Utility Fund

                          Portfolio Manager Interview

How did the Fund perform during the fiscal period?

For the six months ended January 31, 1999, the Evergreen Utility Fund Class A shares returned 5.24%, compared to the 7.89% return of the S&P Utilities Index. Classes B, C, and Y returned, 4.84%, 4.84%, and 5.27%, respectively. These returns are unadjusted for any applicable sales charges.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)


Total Net Assets                                                   $144,849,912
 ................................................................................
Number of Holdings                                                           38
 ................................................................................
P/E Ratio*                                                                21.5x
 ................................................................................
Beta*                                                                      0.70
 ................................................................................
*as of 12/31/98


What was the investment environment like during the fiscal period?

The past six months consisted of two distinctly different periods. Equity investors witnessed sharp declines during the first two months, before stocks rebounded sharply in the final four months of the period. The market's initial decline was a result of international volatility filtering back to U.S. markets, while its subsequent four-month comeback was spurred by resilient U.S. economic growth, emerging market stability and support by the Federal Reserve Board, in the form of three interest rate cuts.

How has the Fund's investment objective fared in the recent environment?

The Evergreen Utility Fund's primary objective of high current income may be achieved by investing the majority of its assets in income-oriented sectors and, specifically, maintaining a 65% minimum weighting in utility companies. Over the past several quarters, investors' appetite for visible and predictable earnings growth has propelled growth-oriented sectors such as technology, while causing income-oriented sectors, such as utilities, to lag. As a result, our Fund has trailed the exceptional returns of the S&P 500 Index. Careful navigation through a volatile investing environment, and strong stock selection amid dynamic changes within the utility industry itself, however, have allowed the Fund to outpace its benchmark, the S&P Utilities Index.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Utilities--Electric                                                       48.0%
 ................................................................................
Utilities--Telephone                                                      21.8%
 ................................................................................
Communication Systems & Services                                           6.6%
 ................................................................................
Utilities--Gas                                                             5.8%
 ................................................................................
Oil / Energy                                                               3.2%
 ................................................................................

                               E V E R G R E E N
                                 Utility Fund

                          Portfolio Manager Interview

What areas of the portfolio allowed you to outperform your benchmark?

The Fund's weighting in the telecommunications sector had an especially positive impact on performance. Within this area Sprint Corp., GTE Corp. and BellSouth all posted six-month returns over 26%.

The energy sector's performance can be pinpointed as one of the Fund's biggest negative influences, especially during the last few months. Plummeting oil prices and the global economic slowdown had a punishing effect on energy stocks. For example, R&B Falcon, a contract driller of oil wells, declined -21% in the six-month period.

Looking ahead, do you foresee any changes within the utility industry?

Going forward, we believe the effects of deregulation will continue to intensify competition and change the operating environment for utility companies. Stock selection will be even more critical as we navigate through this evolving industry landscape.

Furthermore, we anticipate increasing consolidation as foreign investors step in and aggressively pursue U.S. utility companies. This increasing merger activity is similar to recent activity among financial companies, and we intend to capitalize upon this evolving industry landscape. Within this environment, stock selection will be even more critical; however, we expect this activity to fuel the performance of utility companies, as well as our Fund, in 1999.

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

BellSouth Corp.                                                            4.6%
 ................................................................................
AirTouch Communications, Inc.                                              3.8%
 ................................................................................
Houston Industries, Inc.                                                   3.6%
 ................................................................................
Energy East Corp.                                                          3.5%
 ................................................................................
Sprint Corp. (Common Stock)                                                3.5%
 ................................................................................
Sprint Corp. (8.25%, DECS)                                                 3.5%
 ................................................................................
U.S. West, Inc.                                                            3.4%
 ................................................................................
Keyspan Energy                                                             3.4%
 ................................................................................
GTE Corp.                                                                  3.3%
 ................................................................................
PacifiCorp                                                                 3.2%
 ................................................................................

                               E V E R G R E E N
                                  Value Fund

                    Fund at a Glance as of January 31, 1999

                                   Portfolio
                                  Management
                                --------------

                    [PHOTO OF MATTHEW D. FINN APPEARS HERE]

                             Matthew D. Finn, CFA
                              Tenure: March 1998

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                     Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S       1/31/99.
  STYLE BOX
 APPEARS HERE]       The Equity Style Box placement is based on a fund's price-
                     to-earnings and price-to-book ratio relative to the S&P
                     500, as well as the size of the companies in which it invests, or median market capitalization.

                     /1/Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Class B, C, and Y prior to inception reflects that of Class A, the original class offered, the inception date of which is 4/12/85, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Classes B and C were reflected, returns for these classes would have been lower. For Class Y, if 12b-1 fees were not reflected, returns would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 4/12/85         Class A   Class B   Class C   Class Y
Class Inception Date                      4/12/85   2/2/93    9/2/94    1/31/91
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                  3.09%    2.83%     6.84%       n/a
 ................................................................................
6 months w/o sales charge                   8.24%    7.83%     7.84%      8.41%
 ................................................................................
1 year with sales charge                   10.05%    9.69%    13.67%       n/a
 ................................................................................
1 year w/o sales charge                    15.53%   14.66%    14.67%     15.81%
 ................................................................................
3 years                                    16.58%   16.89%    17.63%     18.78%
 ................................................................................
5 years                                    16.22%   16.32%    16.62%     17.65%
 ................................................................................
10 years                                   13.99%   14.08%    14.18%     14.79%
 ................................................................................
Since Inception                            14.20%   14.27%    14.34%     14.78%
 ................................................................................
Maximum Sales Charge                        4.75%    5.00%     1.00%       n/a
                                        Front End    CDSC      CDSC
 ................................................................................
30-day SEC Yield                            0.58%   -0.11%    -0.11%      0.86%
 ................................................................................
6-month income dividends
per share                                  $0.11    $0.05     $0.05      $0.14
 ................................................................................
6-month capital gain distributions
per share                                  $0.13    $0.13     $0.13      $0.13
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

   Date      Evergreen Value         S&P 500       Consumer Price Index - US
   ----      ---------------         -------       -------------------------
 1/31/89         $ 10,000           $ 10,000                $ 10,000
12/31/89         $ 11,921           $ 12,270                $ 10,413
12/31/90         $ 11,512           $ 11,889                $ 11,049
12/31/91         $ 14,409           $ 15,511                $ 11,387
12/31/92         $ 15,518           $ 16,693                $ 11,714
12/31/93         $ 16,962           $ 18,376                $ 12,040
12/31/94         $ 17,278           $ 18,618                $ 12,362
12/31/95         $ 22,771           $ 25,616                $ 12,667
12/31/96         $ 27,079           $ 31,496                $ 13,097
12/31/97         $ 34,045           $ 42,004                $ 13,320
 1/31/99         $ 38,781           $ 56,220                $ 13,526

Comparison of change in value of a $10,000 investment in Evergreen Value Fund Class A, the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

                               E V E R G R E E N
                                  Value Fund

                          Portfolio Manager Interview

How did the Fund perform?

The Evergreen Value Fund had very good performance for a value-oriented fund in a period in which the growth style of investing was more in favor. For the six months ended on January 31, 1999, the Fund's Class A shares had a total return of 8.24%, while Class B and C shares had returns, of 7.83% and 7.84%, respectively, unadjusted for applicable sales charges. Class Y shares had a return of 8.41%. During the same six-month period, the average return of growth and income funds was 7.88%, as measured by Lipper Inc., an independent monitor of mutual funds; while the Russell 1000 Value Index had a return of 5.79%; and the S&P Barra Value Index, composed of the value stocks in the S&P 500, had a return of 6.65%.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)

Total Net Assets                                                    $979,915,942
 ................................................................................
Number of Holdings                                                            95
 ................................................................................
P/E Ratio*                                                                 21.7x
 ................................................................................
Beta*                                                                       0.97
 ................................................................................
*as of 12/31/98

What were the factors affecting performance during the six months?

The Fund was defensively positioned at the start of the period in August, and this helped performance during the down market in August and September. However, this defensive tilt that helped us in those two months hurt relative performance when the market came roaring back in October through December. The high-volatility, technology stocks that value investors tend to de-emphasize led the market rally during those months. We did begin to make changes in December, however, and that helped us finish the period with a strong January.

What were your principal decisions during the period?

We made reductions in our weightings in financial services, healthcare and oil/energy. The net reduction in financial services, which has been an area of emphasis, was relatively minor, as banks were reduced, but finance and insurance holdings were increased. I would ascribe this to the effects of normal portfolio management and the fact that we found potentially better opportunities elsewhere.

The Fund had been over-weighted versus the value indexes in pharmaceuticals since March because we thought there was good potential in the industry. That decision helped performance, but by December we thought the industry's move had run its course and we cut the Fund's exposure. During the six months, the Fund's allocation in healthcare fell from 13% to 3.2% of net assets.

                               E V E R G R E E N
                                  Value Fund

                          Portfolio Manager Interview

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Finance & Insurance                                                        14.1%
 ................................................................................
Banks                                                                      13.5%
 ................................................................................
Information Services & Technology                                          12.8%
 ................................................................................
Utilities--Telephone                                                        7.1%
 ................................................................................
Electrical Equipment & Services                                             5.3%
 ................................................................................

As investors became more concerned that economic growth would slow, we started seeing some attractive values in cyclical industries, such as auto manufacturing, retailing, basic materials, chemicals and transportation. Cyclical industries are those whose earnings tend to be closely tied to the business cycle. Companies in these industries tend to do well when the economy is expanding. Because their stocks run in and out of favor, they sometimes represent opportunities for value investors.

We added to the Fund's position in General Motors after its stock price fell in last summer's strike. That has been a good investment for us. Other consumer cyclicals added to the portfolio included Federated Department Stores and Tommy Hilfiger, the clothing company. Both have done well for the Fund.

In basic materials we added Louisiana Pacific, a lumber and buildings materials company; Morton International, a specialty chemicals company; Stone Smurfit Container; and British Steel and A.K. Steel. In transportation, we added C.N.F. Transportation, a truck and air freight company.

The Fund's weighting in communications services rose from 1.8% to 7.4% during the period. The most significant move was adding to the investment in AT&T, which has been a strong performer for the Fund.

Large-company, growth stocks have been market leaders for more than two years. How has this affected your strategy as a value manager?

At the beginning of 1999, we were seeing some strength in companies with sensitivity to the economic cycle, which often are value stocks. At the same time, I would have to say that large company growth stocks still appear to be leading the market.

We have not changed our investment approach. We still focus on the value of a company, which we define as the present value of future cash flow. We take growth rates into account when we do a valuation. We try to find rapidly growing companies that are at attractive prices. Value and growth are opposite sides of the same coin. We are not bogged down in buying broken companies, i.e., companies that are in poor businesses, have a poor competitive position or bad management. The overall characteristics of the Fund are of value, however, with a lower portfolio price/earnings ratio than the overall market.

Our outlook for value stocks is very positive. Typically, when investors are optimistic about the economy--as they seem to be--value does better.

A good illustration of our investment style is the Fund's position in Oracle Corp, a large, database software company. This is the type of company many people would not associate with the value style; however, it showed up on our screen when its earnings became depressed as it was rolling out new products. It was a fallen growth stock that had underperformed for a couple of years. The stock price had declined from more than $40 a share to between $20 and $30 when we started buying it. The stock then turned around and rose to $60 a share, when we started cutting back to take profits. This is an example of how we can remain true to the value style, with a low portfolio price/earnings ratio, and still invest in rapidly growing areas from time to time if valuations allow it. We keep our discipline because we believe it will work in the long run.

                               E V E R G R E E N
                                  Value Fund

                          Portfolio Manager Interview

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

Oracle Systems Corp.                                                      3.2%
 ................................................................................
Bankamerica Corp.                                                         2.7%
 ................................................................................
Pharmacia & Upjohn, Inc.                                                  2.4%
 ................................................................................
Waste Management, Inc.                                                    2.2%
 ................................................................................
Fleet Financial Group, Inc.                                               2.2%
 ................................................................................
Tommy Hilfiger Corp.                                                      2.2%
 ................................................................................
AT&T Corp.                                                                2.1%
 ................................................................................
Chase Manhattan Corp.                                                     2.1%
 ................................................................................
Citigroup, Inc.                                                           2.0%
 ................................................................................
Louisiana Pacific Corp.                                                   2.0%
 ................................................................................

What is your general outlook?

Lots of people look at current valuations in the market and say they are high. It is true that valuations are high when you look at historical averages; however, they are not high when compared to other periods in which inflation was very low.

We think the market's current valuations make sense, given the very low inflation and interest rates. Investors will pay higher values for any given level of earnings when interest rates are low. That's a fundamental tenet of Finance 101. While others say earnings are cyclically above normal, we see many cyclical companies that already have earnings at depressed levels. They represent opportunities for value investors.

We also believe there is another, secular component to the economy that gives us reason for encouragement. This is the trend of corporate management to use technology to improve productivity and to be more judicious in the use of capital. Management today is not just building headquarters and facilities willy-nilly. They are investing to earn a return, which is positive for profitability. We believe management today is smarter.

While we think a lot of the easy money has been made in the stock market, we think there will be opportunities for disciplined value investors. We will view market setbacks as buying opportunities. We think the economy will grow over the long run, and expect the earnings of companies in our portfolio will grow.

                               E V E R G R E E N
                                Blue Chip Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Six Months Ended
                                             January 31, 1999   Period Ended
                                              (Unaudited) #   July 31, 1998 (a)
CLASS A SHARES
Net asset value, beginning of period             $  30.42         $  27.39
                                                 --------         --------
 ...............................................................................
Income from investment operations
 ...............................................................................
Net investment income                                0.05             0.08
 ...............................................................................
Net realized and unrealized gains or losses
 on securities and foreign currency related
 transactions                                        3.50             3.01
                                                 --------         --------
 ...............................................................................
Total from investment operations                     3.55             3.09
                                                 --------         --------
 ...............................................................................
Less distributions to shareholders from
 ...............................................................................
Net investment income                               (0.03)           (0.06)
 ...............................................................................
Net realized gains                                  (2.38)               0
                                                 --------         --------
 ...............................................................................
Total distributions to shareholders                 (2.41)           (0.06)
                                                 --------         --------
 ...............................................................................
Net asset value, end of period                   $  31.56         $  30.42
                                                 --------         --------
 ...............................................................................
Total return*                                       12.58%           11.29%
 ...............................................................................
Ratios and supplemental data
 ...............................................................................
Net assets, end of period (thousands)            $340,293         $284,735
 ...............................................................................
Ratios to average net assets
 Expenses                                            1.22%+           1.20%+
 ...............................................................................
 Net investment income                               0.42%+           0.49%+
 ...............................................................................
Portfolio turnover rate                                73%             112%
 ...............................................................................

                         Six Months Ended                          Year Ended August 31,
                         January 31, 1999   Period Ended    --------------------------------------
                          (Unaudited) #   July 31, 1998 (b)   1997      1996      1995      1994
CLASS B SHARES
Net asset value,
 beginning of period         $  30.35         $  29.79      $  25.05  $  22.98  $  23.21  $  25.42
                             --------         --------      --------  --------  --------  --------
 .....................................................................................................
Income from investment
 operations
 .....................................................................................................
Net investment income           (0.05)           (0.12)         0.15      0.12      0.25      0.16
 .....................................................................................................
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions            3.43             5.72          7.97      3.69      2.66     (0.35)
                             --------         --------      --------  --------  --------  --------
Total from investment
 operations                      3.38             5.60          8.12      3.81      2.91     (0.19)
                             --------         --------      --------  --------  --------  --------
 .....................................................................................................

Less distributions to
 shareholders from
Net realized gains              (2.38)           (4.96)        (3.18)    (0.98)    (2.78)    (1.74)
                             --------         --------      --------  --------  --------  --------
 .....................................................................................................
Net investment income               0            (0.08)        (0.20)    (0.76)    (0.36)    (0.28)
 .....................................................................................................
Total distributions to
 shareholders                   (2.38)           (5.04)        (3.38)    (1.74)    (3.14)    (2.02)
                             --------         --------      --------  --------  --------  --------
 .....................................................................................................
Net asset value, end of
 period                      $  31.35         $  30.35      $  29.79  $  25.05  $  22.98  $  23.21
                             --------         --------      --------  --------  --------  --------
 .....................................................................................................
Total return*                   12.01%           20.89%        34.76%    17.31%    13.87%    (0.72%)
 .....................................................................................................
Ratios and supplemental
 data
 .....................................................................................................
Net assets, end of
 period (thousands)          $140,231         $117,893      $312,935  $224,819  $199,456  $208,532
 .....................................................................................................
Ratios to average net
 assets
 Expenses                        1.97%+           1.68%+        1.57%     1.85%     1.75%     2.07%
 .....................................................................................................
 Net investment income          (0.34%)+         (0.02%)+       0.55%     0.52%     1.09%     0.67%
 .....................................................................................................
Portfolio turnover rate            73%             112%          109%      139%      115%       73%
 .....................................................................................................

(a) For the period from January 20, 1998 (commencement of class operations) to July 31, 1998.
(b) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding throughout the period.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                                Blue Chip Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Six Months Ended
                                             January 31, 1999   Period Ended
                                              (Unaudited) #   July 31, 1998 (a)
 CLASS C SHARES
 Net asset value, beginning of period             $30.40           $27.70
                                                  ------           ------
 .................................................................................
 Income from investment operations
 .................................................................................
 Net investment income                             (0.05)               0
 .................................................................................
 Net realized and unrealized gains or
  losses on securities and foreign currency
  related transactions                              3.46             2.72
                                                  ------           ------
 .................................................................................
 Total from investment operations                   3.41             2.72
                                                  ------           ------
 .................................................................................
 Less distributions to shareholders from
 .................................................................................
 Net investment income                                 0            (0.02)
 .................................................................................
 Net realized gains                                (2.38)               0
 .................................................................................
 Total distributions to shareholders               (2.38)           (0.02)
                                                  ------           ------
 .................................................................................
 Net asset value, end of period                   $31.43           $30.40
                                                  ------           ------
 .................................................................................
 Total return*                                     12.09%            9.80%
 .................................................................................
 Ratios and supplemental data
 .................................................................................
 Net assets, end of period (thousands)            $  885           $  780
 .................................................................................
 Ratios to average net assets
 Expenses                                           1.98%+           2.02%+
 .................................................................................
 Net investment income                             (0.38%)+         (0.27%)+
 .................................................................................
 Portfolio turnover rate                              73%             112%
 .................................................................................

(a) For the period from January 22, 1998 (commencement of class operations) to July 31, 1998.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding throughout the period.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Equity Income Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July
                                                 31,          Year Ended November 30,
                          Six Months Ended ----------------   -------------------------
                          January 31, 1999           1997
                            (Unaudited)     1998      (a)      1996     1995     1994
 CLASS A SHARES
 Net asset value,
  beginning of period         $ 21.65      $ 20.69  $ 17.33   $ 13.83  $ 11.75  $ 12.31
                              -------      -------  -------   -------  -------  -------
 ...........................................................................................
 Income from investment
  operations
 ...........................................................................................
 Net investment income           0.14         0.21     0.18      0.26     0.25     0.24
 ...........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.33         2.46     3.34      3.83     2.80    (0.56)
                              -------      -------  -------   -------  -------  -------
 Total from investment
  operations                     0.47         2.67     3.52      4.09     3.05    (0.32)
                              -------      -------  -------   -------  -------  -------
 ...........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.74)       (1.52)       0     (0.33)   (0.65)       0
                              -------      -------  -------   -------  -------  -------
 ...........................................................................................
 Net investment income          (0.12)       (0.19)   (0.16)    (0.26)   (0.32)   (0.24)
 ...........................................................................................
 Total distributions to
  shareholders                  (2.86)       (1.71)   (0.16)    (0.59)   (0.97)   (0.24)
                              -------      -------  -------   -------  -------  -------
 ...........................................................................................
 Net asset value, end of
  period                      $ 19.26      $ 21.65  $ 20.69   $ 17.33  $ 13.83  $ 11.75
                              -------      -------  -------   -------  -------  -------
 ...........................................................................................
 Total return*                   2.47%       13.85%   20.40%    29.83%   26.57%   (2.65%)
 ...........................................................................................
 Ratios and supplemental
  data
 ...........................................................................................
 Net assets, end of
  period (thousands)          $52,669      $52,667  $47,812   $40,487  $27,037  $23,162
 ...........................................................................................
 Ratios to average net
  assets
 Expenses                        1.24%+       1.21%    1.24%+    1.41%    1.69%    1.59%
 ...........................................................................................
 Net investment income           1.55%+       1.01%    1.46%+    1.66%    1.94%    1.93%
 ...........................................................................................
 Portfolio turnover rate           65%          66%      41%       41%      77%      57%
 ...........................................................................................

                                            Year Ended July      Year Ended November
                          Six Months Ended        31,                    30,
                          January 31, 1999 ------------------   ------------------------
                            (Unaudited)      1998    1997 (a)    1996     1995     1994
 CLASS B SHARES
 Net asset value,
  beginning of period         $ 21.56      $  20.63  $ 17.31    $ 13.84  $ 11.77  $12.32
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Income from investment
  operations
 ...........................................................................................
 Net investment income           0.08          0.06     0.09       0.15     0.15    0.15
 ...........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.31          2.45     3.31       3.80     2.82   (0.56)
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Total from investment
  operations                     0.39          2.51     3.40       3.95     2.97   (0.41)
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.74)        (1.52)       0      (0.33)   (0.65)      0
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Net investment income          (0.06)        (0.06)   (0.08)     (0.15)   (0.25)  (0.14)
 ...........................................................................................
 Total distributions to
  shareholders                  (2.80)        (1.58)   (0.08)     (0.48)   (0.90)  (0.14)
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Net asset value, end of
  period                      $ 19.15      $  21.56  $ 20.63    $ 17.31  $ 13.84  $11.77
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Total return*                   2.08%        13.01%   19.68%     28.73%   25.59%  (3.36%)
 ...........................................................................................
 Ratios and supplemental
  data
 ...........................................................................................
 Net assets, end of
  period (thousands)          $90,736      $105,748  $94,309    $43,526  $20,605  $7,314
 ...........................................................................................
 Ratios to average net
  assets
 Expenses                        1.99%+        1.97%    2.02%+     2.18%    2.47%   2.31%
 ...........................................................................................
 Net investment income           0.79%+        0.25%    0.58%+     0.88%    1.06%   1.27%
 ...........................................................................................
 Portfolio turnover rate           65%           66%      41%        41%      77%     57%
 ...........................................................................................

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                              Equity Income Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July     Year Ended November
                                                 31,                   30,
                          Six Months Ended ----------------   -----------------------
                          January 31, 1999           1997
                           (Unaudited) #    1998      (a)      1996     1995    1994
 CLASS C SHARES
 Net asset value,
  beginning of period         $ 21.58      $ 20.65  $ 17.32   $ 13.85  $11.78  $12.33
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Income from investment
  operations
 ...........................................................................................
 Net investment income           0.08         0.05     0.09      0.14    0.16    0.15
 ...........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.31         2.46     3.32      3.81    2.81   (0.56)
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Total from investment
  operations                     0.39         2.51     3.41      3.95    2.97   (0.41)
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.74)       (1.52)       0     (0.33)  (0.65)      0
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Net investment income          (0.06)       (0.06)   (0.08)    (0.15)  (0.25)  (0.14)
 ...........................................................................................
 Total distributions to
  shareholders                  (2.80)       (1.58)   (0.08)    (0.48)  (0.90)  (0.14)
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Net asset value, end of
  period                      $ 19.17      $ 21.58  $ 20.65   $ 17.32  $13.85  $11.78
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Total return*                   2.08%       12.99%   19.73%    28.71%  25.57%  (3.36%)
 ...........................................................................................
 Ratios and supplemental
  data
 ...........................................................................................
 Net assets, end of
  period (thousands)          $19,383      $20,851  $21,125   $14,562  $9,503  $5,968
 ...........................................................................................
 Ratios to average net
  assets
 Expenses                        1.99%+       1.97%    2.01%+    2.17%   2.47%   2.34%
 ...........................................................................................
 Net investment income           0.80%+       0.25%    0.66%+    0.89%   1.16%   1.21%
 ...........................................................................................
 Portfolio turnover rate           65%          66%      41%       41%     77%     57%
 ...........................................................................................

                                                              Year Ended July
                                             Six Months Ended       31,
                                             January 31, 1999 ----------------
                                              (Unaudited) #    1998   1997 (b)
CLASS Y SHARES
Net asset value, beginning of period              $21.61      $20.62   $17.74
                                                  ------      ------   ------
 ...........................................................................................
Income from investment operations
 ...........................................................................................
Net investment income                               0.17        0.24     0.18
 ...........................................................................................
Net realized and unrealized gains or losses
 on securities and foreign currency related
 transactions                                       0.32        2.51     2.86
                                                  ------      ------   ------
 ...........................................................................................
Total from investment operations                    0.49        2.75     3.04
                                                  ------      ------   ------
 ...........................................................................................
Less distributions to shareholders from
 ...........................................................................................
Net investment income                              (0.15)      (0.24)   (0.16)
 ...........................................................................................
Net realized gains                                 (2.74)      (1.52)       0
                                                  ------      ------   ------
 ...........................................................................................
Total distributions to shareholders                (2.89)      (1.76)   (0.16)
                                                  ------      ------   ------
 ...........................................................................................
Net asset value, end of period                    $19.21      $21.61   $20.62
                                                  ------      ------   ------
 ...........................................................................................
Total return                                        2.56%      14.29%   17.22%
 ...........................................................................................
Ratios and supplemental data
 ...........................................................................................
Net assets, end of period (thousands)             $  249      $  111   $   93
 ...........................................................................................
Ratios to average net assets
 Total expenses                                     0.99%+      0.93%    1.34%+
 ...........................................................................................
 Net investment income                              1.79%+      1.31%    0.79%+
 ...........................................................................................
Portfolio turnover rate                               65%         66%      41%
 ...........................................................................................

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to July 31, 1997.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding throughout the period.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                            Growth and Income Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July     Year Ended
                          Six Months Ended       31,          December 31,
                          January 31, 1999 ----------------  ----------------
                            (Unaudited)     1998   1997 (b)   1996   1995 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period          $29.14      $27.26   $22.53   $18.63   $14.48
                               ------      ------   ------   ------   ------
 .................................................................................
 Income from investment
  operations
 .................................................................................
 Net investment income           0.07        0.16     0.08     0.12     0.13
 .................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.07        2.86     4.72     4.26     4.64
                               ------      ------   ------   ------   ------
 .................................................................................
 Total from investment
  operations                     0.14        3.02     4.80     4.38     4.77
                               ------      ------   ------   ------   ------
 .................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.78)      (1.01)       0    (0.35)   (0.48)
                               ------      ------   ------   ------   ------
 .................................................................................
 Net investment income          (0.06)      (0.13)   (0.07)   (0.13)   (0.14)
 .................................................................................
 Total distributions to
  shareholders                  (0.84)      (1.14)   (0.07)   (0.48)   (0.62)
                               ------      ------   ------   ------   ------
 .................................................................................
 Net asset value, end of
  period                       $28.44      $29.14   $27.26   $22.53   $18.63
                               ------      ------   ------   ------   ------
 .................................................................................
 Total return*                   0.53%      11.26%   21.33%   23.50%   33.00%
 .................................................................................
 Ratios and supplemental
  data
 .................................................................................
 Net assets, end of
  period (millions)            $  286      $  296   $  166   $   85   $   19
 .................................................................................
 Ratios to average net
  assets
 Expenses                        1.46%+      1.46%    1.47%+   1.41%    1.55%+
 .................................................................................
 Net investment income           0.53%+      0.61%    0.57%+   0.70%    0.99%+
 .................................................................................
 Portfolio turnover rate            7%         20%       6%      14%      17%
 .................................................................................

                                           Year Ended July       Year Ended
                          Six Months Ended       31,            December 31,
                          January 31, 1999 -----------------   -----------------
                            (Unaudited)     1998    1997 (b)    1996    1995 (a)
 CLASS B SHARES
 Net asset value,
  beginning of period          $28.88      $27.10    $22.43    $18.59    $14.48
                               ------      ------    ------    ------    ------
 .................................................................................
 Income from investment
  operations
 .................................................................................
 Net investment income          (0.03)      (0.02)    (0.02)        0      0.05
 .................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.07        2.81      4.69      4.20      4.61
                               ------      ------    ------    ------    ------
 .................................................................................
 Total from investment
  operations                     0.04        2.79      4.67      4.20      4.66
                               ------      ------    ------    ------    ------
 .................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.78)      (1.01)        0     (0.35)    (0.48)
                               ------      ------    ------    ------    ------
 .................................................................................
 Net investment income              0           0         0     (0.01)    (0.07)
 .................................................................................
 Total distributions to
  shareholders                  (0.78)      (1.01)        0     (0.36)    (0.55)
                               ------      ------    ------    ------    ------
 .................................................................................
 Net asset value, end of
  period                       $28.14      $28.88    $27.10    $22.43    $18.59
                               ------      ------    ------    ------    ------
 .................................................................................
 Total return*                   0.17%      10.44%    20.82%    22.60%    32.20%
 .................................................................................
 Ratios and supplemental
  data
 .................................................................................
 Net assets, end of
  period (millions)            $  985      $1,000    $  542    $  245    $   46
 .................................................................................
 Ratios to average net
  assets
 Expenses                        2.21%+      2.21%     2.25%+    2.17%     2.24%+
 .................................................................................
 Net investment income          (0.22%)+    (0.14%)   (0.19%)+  (0.06%)    0.30%+
 .................................................................................
 Portfolio turnover rate            7%         20%        6%       14%       17%
 .................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                            Growth and Income Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended Year Ended July 31,       Year Ended December 31,
                         January 31, 1999 -----------------------   ---------------------------
                           (Unaudited)      1998       1997 (b)        1996         1995 (a)
CLASS C SHARES
Net asset value,
 beginning of period          $28.89      $   27.10    $   22.43    $     18.58    $     14.48
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Income from investment
 operations
 ...................................................................................................
Net investment income          (0.03)         (0.02)       (0.02)             0           0.06
 ...................................................................................................
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions           0.07           2.82         4.69           4.21           4.60
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Total from investment
 operations                     0.04           2.80         4.67           4.21           4.66
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Less distributions to
 shareholders from
 ...................................................................................................
Net investment income              0              0            0          (0.01)         (0.08)
 ...................................................................................................
Net realized gains             (0.78)         (1.01)           0          (0.35)         (0.48)
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Total distributions to
 shareholders                  (0.78)         (1.01)           0          (0.36)         (0.56)
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Net asset value, end of
 period                       $28.15      $   28.89    $   27.10    $     22.43    $     18.58
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Total return*                   0.20%         10.47%       20.82%         22.60%         32.20%
 ...................................................................................................
Ratios and supplemental
 data
 ...................................................................................................
Net assets, end of
 period (millions)            $   46      $      50    $      24    $        10    $        20
 ...................................................................................................
Ratios to average net
 assets
 Expenses                       2.21%+         2.21%        2.25%+         2.17%          2.15%+
 ...................................................................................................
 Net investment income         (0.22%)+       (0.13%)      (0.19%)+       (0.06%)         0.35%+
 ...................................................................................................
Portfolio turnover rate            7%            20%           6%            14%            17%
 ...................................................................................................

                          Six Months Ended Year Ended July 31,     Year Ended December 31,
                          January 31, 1999 ----------------------  -------------------------
                            (Unaudited)      1998      1997 (b)     1996     1995     1994
 CLASS Y SHARES
 Net asset value,
  beginning of period          $29.19      $   27.29   $   22.55   $ 18.64  $ 14.52  $ 15.41
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Income from investment
  operations
 ...................................................................................................
 Net investment income           0.11           0.24        0.11      0.18     0.18     0.14
 ...................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.07           2.87        4.73      4.25     4.59     0.12
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Total from investment
  operations                     0.18           3.11        4.84      4.43     4.77     0.26
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.78)         (1.01)          0     (0.35)   (0.48)   (1.01)
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Net investment income          (0.09)         (0.20)      (0.10)    (0.17)   (0.17)   (0.14)
 ...................................................................................................
 Total distributions to
  shareholders                  (0.87)         (1.21)         (0)    (0.52)   (0.65)   (1.15)
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Net asset value, end of
  period                       $28.50      $   29.19   $   27.29   $ 22.55  $ 18.64  $ 14.52
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Total return                    0.67%         11.56%      21.52%    23.80%   32.90%    1.70%
 ...................................................................................................
 Ratios and supplemental
  data
 ...................................................................................................
 Net assets, end of
  period (millions)            $  752      $     801   $     616   $   442  $   141  $    73
 ...................................................................................................
 Ratios to average net
  assets
 Expenses                        1.21%+         1.20%       1.21%+    1.16%    1.27%    1.33%
 ...................................................................................................
 Net investment income           0.78%+         0.86%       0.82%+    0.93%    1.11%    0.96%
 ...................................................................................................
 Portfolio turnover rate            7%            20%          6%       14%      17%      29%
 ...................................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
 *  Excluding applicable sales charges.
 +  Annualized.


                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                            Income and Growth Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended Year Ended July 31,      Year Ended January 31,
                          January 31, 1999 -----------------------  --------------------------
                            (Unaudited)      1998     1997 (b) #     1997     1996    1995 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period         $ 23.19      $   23.94   $   21.79    $20.15   $17.28    $17.09
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Income from investment
  operations
 ..................................................................................................
 Net investment income           0.44           1.05        0.52      1.02     1.01      0.02
 ..................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.49)          0.81        2.15      1.67     2.94      0.17
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Total from investment
  operations                    (0.05)          1.86        2.67      2.69     3.95      0.19
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.13)         (1.59)          0         0        0         0
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Net investment income          (0.42)         (1.02)      (0.52)    (1.05)   (1.08)        0
 ..................................................................................................
 Total distributions to
  shareholders                  (2.55)         (2.61)      (0.52)    (1.05)   (1.08)        0
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Net asset value, end of
  period                      $ 20.59      $   23.19   $   23.94    $21.79   $20.15    $17.28
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Total return*                  (0.11%)         7.93%      12.45%    13.80%   23.40%     1.10%
 ..................................................................................................
 Ratios and supplemental
  data
 ..................................................................................................
 Net assets, end of
  period (thousands)          $13,379      $  15,005   $  11,955    $9,678   $4,412    $  119
 ..................................................................................................
 Ratios to average net
  assets
 ..................................................................................................
 Expenses                        1.50%+         1.50%       1.45%+    1.44%    1.36%     1.45%+
 ..................................................................................................
 Net investment income           4.15%+         4.20%       4.69%+    4.93%    5.39%     4.09%+
 ..................................................................................................
 Portfolio turnover rate           43%           133%         72%      168%     138%      151%
 ..................................................................................................

                          Six Months Ended Year Ended July 31,       Year Ended January 31,
                          January 31, 1999 -----------------------  --------------------------
                            (Unaudited)      1998     1997 (b) #     1997     1996    1995 (a)
 CLASS B SHARES
 Net asset value,
  beginning of period         $ 23.04      $   23.81   $   21.69    $ 20.08  $ 17.28   $17.09
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Income from investment
  operations
 ..................................................................................................
 Net investment income           0.34           0.86        0.43       0.89     0.91     0.02
 ..................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.47)          0.81        2.15       1.64     2.87     0.17
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Total from investment
  operations                    (0.13)          1.67        2.58       2.53     3.78     0.19
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.13)         (1.59)          0          0        0        0
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Net investment income          (0.37)         (0.85)      (0.46)     (0.92)   (0.98)       0
 ..................................................................................................
 Total distributions to
  shareholders                  (2.50)         (2.44)      (0.46)     (0.92)   (0.98)       0
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Net asset value, end of
  period                      $ 20.41      $   23.04   $   23.81    $ 21.69  $ 20.08   $17.28
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Total return*                  (0.48%)         7.13%      12.06%     13.00%   22.40%    1.10%
 ..................................................................................................
 Ratios and supplemental
  data
 ..................................................................................................
 Net assets, end of
  period (thousands)          $51,033      $  54,544   $  43,977    $35,323  $14,750   $  599
 ..................................................................................................
 Ratios to average net
  assets
 ..................................................................................................
 Expenses                        2.25%+         2.25%       2.20%+     2.19%    2.11%    2.23%+
 ..................................................................................................
 Net investment income           3.39%+         3.46%       3.94%+     4.17%    4.69%    3.23%+
 ..................................................................................................
 Portfolio turnover rate           43%           133%         72%       168%     138%     151%
 ..................................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to January 31, 1995.
(b) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
 *  Excluding applicable sales charges.
 # Net investment income is based on average shares outstanding throughout the period.
 +  Annualized.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                            Income and Growth Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended   Year Ended July 31,     Year Ended January 31,
                          January 31, 1999 -----------------------  ------------------------
                            (Unaudited)      1998      1997 (b) #    1997    1996   1995 (a)
 CLASS C SHARES
 Net asset value,
  beginning of period          $23.04      $   23.81    $   21.69   $20.08  $17.27   $17.09
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Income from investment
  operations
 ...............................................................................................
 Net investment income           0.36           0.87         0.44     0.87    0.90     0.01
 ...............................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.49)          0.80         2.14     1.66    2.89     0.17
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Total from investment
  operations                    (0.13)          1.67         2.58     2.53    3.79     0.18
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Less distributions to
  shareholders from
 ...............................................................................................
 Net investment income          (0.37)         (0.85)       (0.46)   (0.92)  (0.98)       0
 ...............................................................................................
 Net realized gains             (2.13)         (1.59)           0        0       0        0
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Total distributions to
  shareholders                  (2.50)         (2.44)       (0.46)   (0.92)  (0.98)       0
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Net asset value, end of
  period                       $20.41      $   23.04    $   23.81   $21.69  $20.08   $17.27
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Total return*                  (0.48%)         7.13%       12.06%   12.90%  22.40%    1.10%
 ...............................................................................................
 Ratios and supplemental
  data
 ...............................................................................................
 Net assets, end of
  period (thousands)           $1,074      $   1,259    $     950   $  982  $  523   $   24
 ...............................................................................................
 Ratios to average net
  assets
 Expenses                        2.25%+         2.25%        2.20%+   2.19%   2.11%    2.22%+
 ...............................................................................................
 Net investment income           3.36%+         3.48%        4.06%+   4.15%   4.67%    2.68%+
 ...............................................................................................
 Portfolio turnover rate           43%           133%          72%     168%    138%     151%
 ...............................................................................................

                          Six Months Ended   Year Ended July 31,    Year Ended January 31,
                          January 31, 1999 ----------------------  ------------------------    Year Ended
                            (Unaudited)       1998      1997 (b)    1997   1996   1995 (c)   March 31, 1994
 CLASS Y SHARES
 Net asset value,
  beginning of period          $23.22      $   23.98   $   21.81   $20.16  $17.28   $18.29       $20.90
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Income from investment
  operations
 ................................................................................................................
 Net investment income           0.46           1.02        0.55     1.08    1.10     0.87         1.08
 ................................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.47)          0.89        2.16     1.66    2.87    (0.55)       (1.41)
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Total from investment
  operations                    (0.01)          1.91        2.71     2.74    3.97     0.32        (0.33)
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.13)         (1.59)          0        0       0    (0.25)       (1.20)
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Net investment income          (0.48)         (1.08)      (0.54)   (1.09)  (1.09)   (1.08)       (1.08)
 ................................................................................................................
 Total distributions to
  shareholders                  (2.61)         (2.67)      (0.54)   (1.09)  (1.09)   (1.33)       (2.28)
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Net asset value, end of
  period                       $20.60      $   23.22   $   23.98   $21.81  $20.16   $17.28       $18.29
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Total return                    0.05%          8.16%      12.65%   14.10%  23.50%    1.90%       (2.10%)
 ................................................................................................................
 Ratios and supplemental
  data
 ................................................................................................................
 Net assets, end of
  period (millions)            $  807      $     880   $     900   $  858  $  914   $  942       $1,065
 ................................................................................................................
 Ratios to average net
  assets
 Expenses                        1.25%+         1.25%       1.20%+   1.18%   1.19%    1.24%+       1.18%
 ................................................................................................................
 Net investment income           4.39%+         4.46%       4.97%+   5.14%   5.70%    5.70%+       5.29%
 ................................................................................................................
 Portfolio turnover rate           43%           133%         72%     168%    138%     151%         106%
 ................................................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to January 31, 1995.
(b) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
(c) For the ten months ended January 31, 1995. The Fund changed its fiscal year end from March 31 to January 31, effective January 31, 1995.
 * Excluding applicable sales charges.
 # Net investment income is based on average shares outstanding throughout the period.
 + Annualized.


                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                             Small Cap Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Year Ended July      Year Ended
                          Six Months Ended        31,           December 31,
                          January 31, 1999 ------------------- ----------------
                            (Unaudited)     1998    1997 (b) #  1996   1995 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period         $ 15.75      $ 15.69    $13.10   $11.57   $ 9.64
                              -------      -------    ------   ------   ------
 ..................................................................................
 Income from investment
  operations
 ..................................................................................
 Net investment income           0.16         0.29      0.14     0.34     0.34
 ..................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.94)        0.24      2.59     2.13     2.45
                              -------      -------    ------   ------   ------
 ..................................................................................
 Total from investment
  operations                    (0.78)        0.53      2.73     2.47     2.79
                              -------      -------    ------   ------   ------
 ..................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.18)       (0.19)    (0.01)   (0.60)   (0.49)
                              -------      -------    ------   ------   ------
 ..................................................................................
 Net investment income          (0.18)       (0.28)    (0.13)   (0.34)   (0.37)
 ..................................................................................
 Total distributions to
  shareholders                  (0.36)       (0.47)    (0.14)   (0.94)   (0.86)
                              -------      -------    ------   ------   ------
 ..................................................................................
 Net asset value, end of
  period                      $ 14.61      $ 15.75    $15.69   $13.10   $11.57
                              -------      -------    ------   ------   ------
 ..................................................................................
 Total return*                  (4.96%)       3.24%    20.99%   22.00%   29.50%
 ..................................................................................
 Ratios and supplemental
  data
 ..................................................................................
 Net assets, end of
  period (thousands)          $74,510      $54,142    $4,239   $  336   $  216
 ..................................................................................
 Ratios to average net
  assets
 Expenses                        1.61%+       1.68%     1.71%+   1.75%    1.75%+
 ..................................................................................
 Net investment income           2.32%+       1.95%     1.88%+   3.08%    3.39%+
 ..................................................................................
 Portfolio turnover rate           28%          18%       13%      50%      48%
 ..................................................................................

                                                                  Year Ended
                          Six Months Ended  Year Ended July 31,   December 31,
                          January 31, 1999 -------------------- ----------------
                            (Unaudited)      1998    1997 (b) #  1996   1995 (a)
 CLASS B SHARES
 Net asset value,
  beginning of period         $  15.67     $  15.64    $13.09   $11.57   $ 9.64
                              --------     --------    ------   ------   ------
 ..................................................................................
 Income from investment
  operations
 ..................................................................................
 Net investment income            0.12         0.19      0.08     0.27     0.28
 ..................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           (0.96)        0.22      2.57     2.11     2.43
                              --------     --------    ------   ------   ------
 ..................................................................................
 Total from investment
  operations                     (0.84)        0.41      2.65     2.38     2.71
                              --------     --------    ------   ------   ------
 ..................................................................................
 Less distributions to
  shareholders from
 Net realized gains              (0.18)       (0.19)    (0.01)   (0.60)   (0.49)
                              --------     --------    ------   ------   ------
 ..................................................................................
 Net investment income           (0.12)       (0.19)    (0.09)   (0.26)   (0.29)
 ..................................................................................
 Total distributions to
  shareholders                   (0.30)       (0.38)    (0.10)   (0.86)   (0.78)
                              --------     --------    ------   ------   ------
 ..................................................................................
 Net asset value, end of
  period                      $  14.53     $  15.67    $15.64   $13.09   $11.57
                              --------     --------    ------   ------   ------
 ..................................................................................
 Total return*                   (5.34%)       2.49%    20.37%   21.10%   28.70%
 ..................................................................................
 Ratios and supplemental
  data
 ..................................................................................
 Net assets, end of
  period (thousands)          $125,717     $130,191    $9,462   $  692   $  266
 ..................................................................................
 Ratios to average net
  assets
 ..................................................................................
 Expenses                         2.38%+       2.43%     2.46%+   2.50%    2.50%+
 ..................................................................................
 Net investment income            1.60%+       1.20%     1.12%+   2.39%    2.67%+
 ..................................................................................
 Portfolio turnover rate            28%          18%       13%      50%      48%
 ..................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
 * Excluding applicable sales charges.
 # Net investment income is based on average shares outstanding throughout the period.
 + Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                             Small Cap Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Year Ended July    Year Ended December
                          Six Months Ended        31,                  31,
                          January 31, 1999 ------------------- ---------------------
                            (Unaudited)     1998    1997 (b) #  1996   1995 (a)
 CLASS C SHARES
 Net asset value,
  beginning of period         $ 15.66      $ 15.63    $13.09   $11.56   $ 9.74
                              -------      -------    ------   ------   ------
 ....................................................................................
 Income from investment
  operations
 ....................................................................................
 Net investment income           0.12         0.19      0.10     0.28     0.28
 ....................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.96)        0.22      2.54     2.10     2.33
                              -------      -------    ------   ------   ------
 ....................................................................................
 Total from investment
  operations                    (0.84)        0.41      2.64     2.38     2.61
                              -------      -------    ------   ------   ------
 ....................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.18)       (0.19)    (0.01)   (0.60)   (0.49)
                              -------      -------    ------   ------   ------
 ....................................................................................
 Net investment income          (0.12)       (0.19)    (0.09)   (0.25)   (0.30)
 ....................................................................................
 Total distributions to
  shareholders                  (0.30)       (0.38)    (0.10)   (0.85)   (0.79)
                              -------      -------    ------   ------   ------
 ....................................................................................
 Net asset value, end of
  period                      $ 14.52      $ 15.66    $15.63   $13.09   $11.56
                              -------      -------    ------   ------   ------
 ....................................................................................
 Total return*                  (5.35%)       2.49%    20.30%   21.10%   27.30%
 ....................................................................................
 Ratios and supplemental
  data
 ....................................................................................
 Net assets, end of
  period (thousands)          $25,770      $26,197    $2,770   $   56   $   24
 ....................................................................................
 Ratios to average net
  assets
 Expenses                        2.38%+       2.43%     2.45%+   2.50%    2.50%+
 ....................................................................................
 Net investment income           1.60%+       1.20%     1.20%+   2.33%    2.63%+
 ....................................................................................
 Portfolio turnover rate           28%          18%       13%      50%      48%
 ....................................................................................

                                            Year Ended July
                          Six Months Ended        31,              Year Ended December 31,
                          January 31, 1999 -------------------  ----------------------------------
                            (Unaudited)     1998    1997 (b) #   1996    1995     1994    1993 [c]
 CLASS Y SHARES
 Net asset value,
  beginning of period         $ 15.77      $ 15.71   $ 13.12    $11.58  $ 9.70   $10.15    $10.00
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Income from investment
  operations
 ....................................................................................................
 Net investment income           0.20         0.34      0.19      0.38    0.38     0.34      0.10
 ....................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.98)        0.24      2.56      2.13    2.38    (0.41)     0.15
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Total from investment
  operations                    (0.78)        0.58      2.75      2.51    2.76    (0.07)     0.25
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.18)       (0.19)    (0.01)    (0.60)  (0.50)   (0.05)        0
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Net investment income          (0.19)       (0.33)    (0.15)    (0.37)  (0.38)   (0.33)    (0.10)
 ....................................................................................................
 Total distributions to
  shareholders                  (0.37)       (0.52)    (0.16)    (0.97)  (0.88)   (0.38)    (0.10)
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Net asset value, end of
  period                      $ 14.62      $ 15.77   $ 15.71    $13.12  $11.58   $ 9.70    $10.15
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Total return                   (4.90%)       3.57%    21.09%    22.40%  29.10%   (0.70%)    2.50%
 ....................................................................................................
 Ratios and supplemental
  data
 ....................................................................................................
 Net assets, end of
  period (thousands)          $75,244      $96,556   $42,374    $8,592  $4,806   $3,613    $2,236
 ....................................................................................................
 Ratios to average net
  assets
 Expenses                        1.39%+       1.39%     1.39%+    1.50%   1.50%+   1.48%     0.00%+
 ....................................................................................................
 Net investment income           2.61%+       2.23%     2.39%+    3.36%   3.56%    3.72%     4.07%+
 ....................................................................................................
 Portfolio turnover rate           28%          18%       13%       50%     48%       9%       15%
 ....................................................................................................

(a) For the period from January 24, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
(c) For the period from October 1, 1993 (commencement of class operations) to December 31, 1993.
 * Excluding applicable sales charges.
 # Net investment income is based on average shares outstanding throughout the period.
 + Annualized.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                                 Utility Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July
                          Six Months Ended       31,            Year Ended December 31,
                          January 31, 1999 -----------------   ---------------------------
                            (Unaudited)     1998    1997 (b)    1996      1995    1994 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period         $ 11.76      $ 11.45  $ 10.57    $ 10.80  $   9.00   $10.00
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Income from investment
  operations
 ..............................................................................................
 Net investment income           0.23         0.43     0.25       0.41      0.44     0.45
 ..............................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.42         1.44     0.87       0.05      2.25    (1.01)
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Total from investment
  operations                     0.65         1.87     1.12       0.46      2.69    (0.56)
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (1.28)       (1.12)       0      (0.28)    (0.45)       0
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Net investment income          (0.23)       (0.44)   (0.24)     (0.41)    (0.44)   (0.44)
 ..............................................................................................
 Total distributions to
  shareholders                  (1.51)       (1.56)   (0.24)     (0.69)    (0.89)   (0.44)
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Net asset value, end of
  period                      $ 10.90      $ 11.76  $ 11.45    $ 10.57  $  10.80   $ 9.00
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Total return*                   5.24%       17.30%   10.72%      4.40%    30.70%   (5.60%)
 ..............................................................................................
 Ratios and supplemental
  data
 ..............................................................................................
 Net assets, end of
  period (thousands)          $94,954      $95,300  $91,638    $96,243  $107,872   $4,190
 ..............................................................................................
 Ratios to average net
  assets
 Expenses                        1.02%+       0.99%    1.00%+     0.87%     0.79%    0.53%+
 ..............................................................................................
 Net investment income           4.03%+       3.58%    3.85%+     3.87%     4.51%    5.07%+
 ..............................................................................................
 Portfolio turnover rate           34%          62%      50%        59%       88%      23%
 ..............................................................................................

                                           Year Ended July
                          Six Months Ended       31,           Year Ended December 31,
                          January 31, 1999 -----------------   --------------------------
                            (Unaudited)     1998    1997 (b)    1996     1995    1994 (a)
 CLASS B SHARES
 Net asset value,
  beginning of period         $ 11.76      $ 11.46  $ 10.58    $ 10.81  $  9.00  $ 10.00
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Income from investment
  operations
 ..............................................................................................
 Net investment income           0.19         0.34     0.20       0.33     0.37     0.39
 ..............................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.42         1.44     0.87       0.05     2.26    (1.01)
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Total from investment
  operations                     0.61         1.78     1.07       0.38     2.63    (0.62)
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (1.28)       (1.12)       0      (0.28)   (0.45)       0
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Net investment income          (0.19)       (0.36)   (0.19)     (0.33)   (0.37)   (0.38)
 ..............................................................................................
 Total distributions to
  shareholders                  (1.47)       (1.48)   (0.19)     (0.61)   (0.82)   (0.38)
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Net asset value, end of
  period                      $ 10.90      $ 11.76  $ 11.46    $ 10.58  $ 10.81  $  9.00
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Total return*                   4.84%       16.31%   10.21%      3.60%   29.90%   (6.20%)
 ..............................................................................................
 Ratios and supplemental
  data
 ..............................................................................................
 Net assets, end of
  period (thousands)          $46,419      $43,776  $36,738    $38,511  $35,662  $28,792
 ..............................................................................................
 Ratios to average net
  assets
 Expenses                        1.77%+       1.74%    1.75%+     1.62%    1.53%    1.27%+
 ..............................................................................................
 Net investment income           3.30%+       2.82%    3.10%+     3.12%    3.78%    4.19%+
 ..............................................................................................
 Portfolio turnover rate           34%          62%      50%        59%      88%      23%
 ..............................................................................................

(a) For the period from January 4, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
 * Excluding applicable sales charges.
 + Annualized.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                                 Utility Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July    Year Ended December
                          Six Months Ended       31,                  31,
                          January 31, 1999 ----------------  ------------------------
                            (Unaudited)     1998   1997 (b)   1996    1995   1994 (a)
 CLASS C SHARES
 Net asset value,
  beginning of period          $11.76      $11.46   $10.58   $10.82  $ 9.01   $9.33
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Income from investment
  operations
 ..........................................................................................
 Net investment income           0.19        0.34     0.20     0.33    0.37    0.12
 ..........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.42        1.44     0.87     0.04    2.26   (0.33)
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Total from investment
  operations                     0.61        1.78     1.07     0.37    2.63   (0.21)
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (1.28)      (1.12)       0    (0.28)  (0.45)      0
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Net investment income          (0.19)      (0.36)   (0.19)   (0.33)  (0.37)  (0.11)
 ..........................................................................................
 Total distributions to
  shareholders                  (1.47)      (1.48)   (0.19)   (0.61)  (0.82)  (0.11)
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Net asset value, end of
  period                       $10.90      $11.76   $11.46   $10.58  $10.82   $9.01
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Total return*                   4.84%      16.31%   10.21%    3.50%  29.80%  (2.20%)
 ..........................................................................................
 Ratios and supplemental
  data
 ..........................................................................................
 Net assets, end of
  period (thousands)           $  630      $  486   $  379   $  396  $  246   $ 128
 ..........................................................................................
 Ratios to average net
  assets
 Expenses                        1.77%+      1.74%    1.75%+   1.63%   1.54%   1.94%+
 ..........................................................................................
 Net investment income           3.34%+      2.82%    3.10%+   3.13%   3.76%   3.96%+
 ..........................................................................................
 Portfolio turnover rate           34%         62%      50%      59%     88%     23%
 ..........................................................................................

                                           Year Ended July    Year Ended December
                          Six Months Ended       31,                  31,
                          January 31, 1999 ----------------  ------------------------
                            (Unaudited)     1998   1997 (b)   1996    1995   1994 (c)
 CLASS Y SHARES
 Net asset value,
  beginning of period          $11.77      $11.46   $10.58   $10.82  $ 9.00   $ 9.51
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Income from investment
  operations
 ..........................................................................................
 Net investment income           0.24        0.46     0.25     0.44    0.47     0.37
 ..........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.43        1.45     0.88     0.03    2.27    (0.50)
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Total from investment
  operations                     0.67        1.91     1.13     0.47    2.74    (0.13)
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (1.28)      (1.12)       0    (0.28)  (0.45)       0
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Net investment income          (0.26)      (0.48)   (0.25)   (0.43)  (0.47)   (0.38)
 ..........................................................................................
 Total distributions to
  shareholders                  (1.54)      (1.60)   (0.25)   (0.71)  (0.92)   (0.38)
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Net asset value, end of
  period                       $10.90      $11.77   $11.46   $10.58  $10.82   $ 9.00
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Total return                    5.27%      17.60%   10.85%    4.50%  31.30%   (1.60%)
 ..........................................................................................
 Ratios and supplemental
  data
 ..........................................................................................
 Net assets, end of
  period (thousands)           $2,848      $1,695   $1,627   $2,000  $7,791   $5,201
 ..........................................................................................
 Ratios to average net
  assets
 Expenses                        0.76%+      0.74%    0.74%+   0.61%   0.54%    0.40%+
 ..........................................................................................
 Net investment income           4.30%       3.82%    4.06%+   4.01%   4.76%    4.93%+
 ..........................................................................................
 Portfolio turnover rate           34%         62%      50%      59%     88%      23%
 ..........................................................................................

(a) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
(c) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
 * Excluding applicable sales charges.
 + Annualized

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                                  Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July   Year Ended December
                          Six Months Ended       31,                 31,
                          January 31, 1999 ----------------  ----------------------
                            (Unaudited)     1998   1997 (a)   1996    1995    1994
 CLASS A SHARES
 Net asset value,
  beginning of period          $22.23      $24.64   $20.57   $20.45  $16.62  $17.63
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Income from investment
  operations
 .......................................................................................
 Net investment income           0.11        0.26     0.21     0.38    0.55    0.52
 .......................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           1.70        2.00     4.05     3.49    4.69   (0.20)
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Total from investment
  operations                     1.81        2.26     4.26     3.87    5.24    0.32
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.13)      (4.38)       0    (3.34)  (0.90)  (0.82)
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Net investment income          (0.11)      (0.29)   (0.19)   (0.41)  (0.51)  (0.51)
 .......................................................................................
 Total distributions to
  shareholders                  (0.24)      (4.67)   (0.19)   (3.75)  (1.41)  (1.33)
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Net asset value, end of
  period                       $23.80      $22.23   $24.64   $20.57  $20.45  $16.62
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Total return*                   8.24%       9.55%   20.78%   18.90%  31.80%   1.90%
 .......................................................................................
 Ratios and supplemental
  data
 .......................................................................................
 Net assets, end of
  period (millions)            $  480      $  476   $  392   $  328  $  292  $  189
 .......................................................................................
 Ratios to average net
  assets
 Expenses                        1.00%+      1.01%    0.92%+   0.91%   0.90%   0.93%
 .......................................................................................
 Net investment income           1.06%+      1.04%    1.66%+   1.77%   2.78%   2.96%
 .......................................................................................
 Portfolio turnover rate           75%         69%       6%      91%     53%     70%
 .......................................................................................

                                            Year Ended July
                          Six Months Ended        31,            Year Ended December 31,
                          January 31, 1999 ------------------   ----------------------------
                            (Unaudited)      1998    1997 (a)     1996      1995      1994
 CLASS B SHARES
 Net asset value,
  beginning of period         $  22.20     $  24.63  $  20.58   $  20.45  $  16.62  $  17.63
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Income from investment
  operations
 ...............................................................................................
 Net investment income            0.04         0.08      0.12       0.22      0.39      0.42
 ...............................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions            1.69         1.99      4.03       3.50      4.70     (0.20)
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Total from investment
  operations                      1.73         2.07      4.15       3.72      5.09      0.22
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Less distributions to
  shareholders from
 Net realized gains              (0.13)       (4.38)        0      (3.34)    (0.90)    (0.82)
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Net investment income           (0.05)       (0.12)    (0.10)     (0.25)    (0.36)    (0.41)
 ...............................................................................................
 Total distributions to
  shareholders                   (0.18)       (4.50)    (0.10)     (3.59)    (1.26)    (1.23)
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Net asset value, end of
  period                      $  23.75     $  22.20  $  24.63   $  20.58  $  20.45  $  16.62
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Total return*                    7.83%        8.73%    20.23%     18.10%    30.90%     1.30%
 ...............................................................................................
 Ratios and supplemental
  data
 ...............................................................................................
 Net assets, end of
  period (thousands)          $337,559     $326,459  $276,256   $197,411  $141,072  $104,297
 ...............................................................................................
 Ratios to average net
  assets
 Expenses                         1.75%+       1.76%     1.67%+     1.66%     1.65%     1.53%
 ...............................................................................................
 Net investment income            0.31%+       0.30%     0.92%+     1.01%     2.04%     2.36%
 ...............................................................................................
 Portfolio turnover rate            75%          69%        6%        91%       53%       70%
 ...............................................................................................

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
 * Excluding applicable sales charges.
 + Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                                  Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July    Year Ended December
                          Six Months Ended       31,                  31,
                          January 31, 1999 ----------------  ------------------------
                            (Unaudited)     1998   1997 (b)   1996    1995   1994 (a)
 CLASS C SHARES
 Net asset value,
  beginning of period          $22.18      $24.61   $20.56   $20.44  $16.61   $18.28
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Income from investment
  operations
 ........................................................................................
 Net investment income           0.03        0.10     0.12     0.22    0.39     0.19
 ........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           1.70        1.97     4.03     3.50    4.70    (0.81)
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Total from investment
  operations                     1.73        2.07     4.15     3.72    5.09    (0.62)
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Less distributions to
  shareholders from
 From net realized gains        (0.13)      (4.38)       0    (3.34)  (0.90)   (0.82)
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Net investment income          (0.05)      (0.12)   (0.10)   (0.26)  (0.36)   (0.23)
 ........................................................................................
 Total distributions to
  shareholders                  (0.18)      (4.50)   (0.10)   (3.60)  (1.26)   (1.05)
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Net asset value, end of
  period                       $23.73      $22.18   $24.61   $20.56  $20.44   $16.61
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Total return*                   7.84%       8.74%   20.25%   18.10%  30.90%   (3.40%)
 ........................................................................................
 Ratios and supplemental
  data
 ........................................................................................
 Net assets, end of
  period (thousands)           $4,492      $5,125   $2,507   $1,458  $  811   $  485
 ........................................................................................
 Ratios to average net
  assets
 Expenses                        1.75%+      1.76%    1.66%+   1.67%   1.65%    1.68%+
 ........................................................................................
 Net investment income           0.33%+      0.29%    0.94%+   1.00%   2.03%    2.16%+
 ........................................................................................
 Portfolio turnover rate           75%         69%       6%      91%     53%      70%
 ........................................................................................

                                           Year Ended July   Year Ended December
                          Six Months Ended       31,                 31,
                          January 31, 1999 ----------------  ----------------------
                            (Unaudited)     1998   1997 (b)   1996    1995    1994
 CLASS Y SHARES
 Net asset value,
  beginning of period          $22.23      $24.64   $20.57   $20.45  $16.61  $17.63
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
Income from investment
  operations
 ........................................................................................
 Net investment income           0.15        0.35     0.25     0.44    0.57    0.56
 ........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           1.70        1.97     4.03     3.49    4.72   (0.20)
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
 Total from investment
  operations                     1.85        2.32     4.28     3.93    5.29    0.36
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.13)      (4.38)       0    (3.34)  (0.90)  (0.82)
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
 Net investment income          (0.14)      (0.35)   (0.21)   (0.47)  (0.55)  (0.56)
 ........................................................................................
 Total distributions to
  shareholders                  (0.27)      (4.73)   (0.21)   (3.81)  (1.45)  (1.38)
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
 Net asset value, end of
  period                       $23.81      $22.23   $24.64   $20.57  $20.45  $16.61
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
 Total return                    8.41%       9.79%   20.93%   19.20%  32.20%   2.10%
 ........................................................................................
 Ratios and supplemental
  data
 ........................................................................................
 Net assets, end of
  period (millions)            $  158      $  183   $1,149   $  996  $  761  $  507
 ........................................................................................
 Ratios to average net
  assets
 Expenses                        0.75%+      0.70%    0.67%+   0.66%   0.65%   0.68%
 ........................................................................................
 Net investment income           1.33%+      1.47%    1.91%+   2.02%   3.02%   3.21%
 ........................................................................................
 Portfolio turnover rate           75%         69%       6%      91%     53%     70%
 ........................................................................................

(a) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
 * Excluding applicable sales charges.
 + Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                                Blue Chip Fund

                            Schedule of Investments
                          January 31, 1999 (Unaudited)


   Shares                                                             Value

 COMMON STOCKS - 94.5%
             Automotive Equipment &
              Manufacturing - 1.2%
      30,000 Daimler Chrysler AG................................   $  3,106,875
      45,000 Ford Motor Co. ....................................      2,764,687
                                                                   ------------
                                                                      5,871,562
                                                                   ------------
             Banks - 6.2%
     120,000 AmSouth Bancorp....................................      5,287,500
      60,000 BankAmerica Corp. .................................      4,012,500
      50,000 Chase Manhattan Corp. .............................      3,846,875
      85,000 Dime Bancorp, Inc. ................................      2,061,250
      90,000 Fleet Financial Group, Inc. .......................      3,988,125
      65,000 Mellon Bank Corp. .................................      4,355,000
      37,000 National City Corp. ...............................      2,629,312
      90,000 North Fork Bancorp, Inc. ..........................      1,890,000
      50,000 US Bancorp.........................................      1,684,375
                                                                   ------------
                                                                     29,754,937
                                                                   ------------
             Business Equipment &
              Services - 1.7%
     120,000 Modis Professional Services, Inc. .................      1,747,500
      79,000 Paychex, Inc. .....................................      3,843,844
      20,000 Xerox Corp. .......................................      2,480,000
                                                                   ------------
                                                                      8,071,344
                                                                   ------------
             Chemical & Agricultural
              Products - 0.7%
      45,000 Monsanto Co. ......................................      2,140,313
      55,000 Morton International, Inc. ........................      1,423,125
                                                                   ------------
                                                                      3,563,438
                                                                   ------------
             Communication Systems & Services - 0.9%
      50,000 * Tellabs, Inc. ...................................      4,289,063
                                                                   ------------
             Consumer Products &
              Services - 2.3%
      67,000 Gillette Co. ......................................      3,936,250
      60,000 Procter & Gamble Co. ..............................      5,452,500
     100,800 Stewart Enterprises, Inc. Cl. A....................      1,748,250
                                                                   ------------
                                                                     11,137,000
                                                                   ------------
             Diversified Companies - 1.6%
     102,500 Tyco International Ltd. ...........................      7,898,906
                                                                   ------------
             Electrical Equipment &
              Services - 5.1%
      75,000 Emerson Electric Co. ..............................      4,364,063
     166,700 General Electric Co. ..............................     17,482,662
      40,000 Honeywell, Inc. ...................................      2,607,500
                                                                   ------------
                                                                     24,454,225
                                                                   ------------
             Finance & Insurance - 4.8%
      62,500 American International Group, Inc. ................      6,433,594
     100,028 Associates First Capital Corp. Cl. A...............      4,057,386
      85,000 Federal National Mortgage Association..............      6,194,375
      90,000 Franklin Resources, Inc. ..........................      3,015,000
      45,000 Greenpoint Financial Corp. ........................      1,473,750
      35,000 Hartford Financial Services Group, Inc. ...........      1,817,812
                                                                   ------------
                                                                     22,991,917
                                                                   ------------
             Food & Beverage Products - 2.8%
      72,700 Coca Cola Co. .....................................      4,757,306
     200,000 Flowers Industries, Inc. ..........................      4,812,500
      50,000 McDonald's Corp. ..................................      3,940,625
                                                                   ------------
                                                                     13,510,431
                                                                   ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Healthcare Products &
              Services - 15.3%
     145,000 American Home Products Corp. ......................   $  8,509,688
      57,500 Biogen, Inc. ......................................      5,631,406
      52,000 Bristol-Myers Squibb Co. ..........................      6,665,750
      93,750 Cardinal Health, Inc. .............................      6,931,641
     220,000 *Health Management Associates, Inc. Cl. A..........      2,763,750
      51,000 Johnson & Johnson..................................      4,335,000
      48,000 Lilly (Eli) & Co. .................................      4,497,000
      97,900 Medtronic, Inc. ...................................      7,801,406
      73,500 Merck & Co., Inc. .................................     10,786,125
      43,000 Pfizer, Inc. ......................................      5,530,875
     117,000 Pharmacia & Upjohn, Inc. ..........................      6,727,500
      60,000 Schering-Plough Corp. .............................      3,270,000
                                                                   ------------
                                                                     73,450,141
                                                                   ------------
             Industrial Specialty Products & Services - 0.8%
     100,000 Ecolab, Inc. ......................................      3,875,000
                                                                   ------------
             Information Services & Technology - 17.6%
      20,000 America Online, Inc. ..............................      3,513,750
      55,000 *American Power Conversion Corp. ..................      2,810,156
      51,100 *Applied Materials, Inc. ..........................      3,227,284
     140,000 Compaq Computer Corp. .............................      6,667,500
      50,500 *EMC Corp. ........................................      5,498,188
      75,000 *Gateway 2000, Inc. ...............................      5,793,750
      90,000 Hewlett-Packard Co. ...............................      7,053,750
      66,300 Intel Corp. .......................................      9,337,941
      53,000 International Business Machines Corp. .............      9,712,250
     115,400 *Microsoft Corp. ..................................     20,191,394
      95,000 *Oracle Systems Corp. .............................      5,257,656
      28,400 *Solectron Corp. ..................................      2,529,375
      27,500 *Sun Microsystems, Inc. ...........................      3,073,984
                                                                   ------------
                                                                     84,666,978
                                                                   ------------
             Leisure & Tourism - 0.7%
      80,000 Royal Caribbean Cruises Ltd. ......................      3,180,000
                                                                   ------------
             Oil/Energy - 3.9%
      31,500 Anadarko Petroleum Corp. ..........................        852,469
      24,000 BP Amoco Plc.......................................      1,947,000
     100,000 Burlington Resources, Inc. ........................      3,025,000
      71,100 Exxon Corp. .......................................      5,008,106
       8,000 Mobil Corp. .......................................        701,500
      50,000 Royal Dutch Petroleum Co. .........................      2,003,125
      52,100 Texaco, Inc. ......................................      2,468,237
      92,500 Unocal Corp. ......................................      2,636,250
                                                                   ------------
                                                                     18,641,687
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 6.6%
     117,500 CBS Corp. .........................................      3,995,000
      70,000 *Clear Channel Communications, Inc. ...............      4,331,250
      90,000 Disney (Walt) Co. .................................      2,970,000
      73,100 *Tele Communications, Inc. ........................      5,014,203
     130,000 Time Warner, Inc. .................................      8,125,000
      40,000 *Univision Communications, Inc. Cl. A..............      1,795,000
      63,000 *Viacom, Inc. Cl. B................................      5,355,000
                                                                   ------------
                                                                     31,585,453
                                                                   ------------

                              E V E R G R E E N
                                Blue Chip Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - continued
             Real Estate - 1.0%
     112,504 Equity Office Properties Trust REIT.................   $  2,868,852
      80,000 First Industrial Realty Trust, Inc. REIT............      2,055,000
                                                                    ------------
                                                                       4,923,852
                                                                    ------------
             Retailing & Wholesale - 8.5%
      59,500 *Costco Companies, Inc. ............................      4,929,203
     136,600 CVS Corp. ..........................................      7,478,850
      59,600 Dayton Hudson Corp. ................................      3,799,500
     118,200 Home Depot, Inc. ...................................      7,136,325
     100,000 * Office Depot, Inc. ...............................      3,475,000
     100,000 * Safeway, Inc. ....................................      5,612,500
      98,000 Wal-Mart Stores, Inc. ..............................      8,428,000
                                                                    ------------
                                                                      40,859,378
                                                                    ------------
             Telecommunication Services & Equipment - 4.7%
      80,000 *Ciena Corp.........................................      1,602,500
      50,000 *Cisco Systems, Inc.................................      5,585,937
      85,000 *MCI WorldCom, Inc..................................      6,776,094
      77,500 Motorola, Inc.......................................      5,599,375
      23,000 Nokia Corp. ADR.....................................      3,312,000
                                                                    ------------
                                                                      22,875,906
                                                                    ------------
             Transportation - 0.7%
      78,100 CNF Transportation, Inc.............................      3,465,688
                                                                    ------------
             Utilities - Electric - 2.2%
      45,000 Consolidated Edison, Inc............................      2,224,687
      50,000 Dominion Resources, Inc.............................      2,237,500
      30,000 Duke Power Co.......................................      1,854,375
      55,000 Florida Progress Corp...............................      2,289,375
      45,000 Texas Utilities Co. ................................      1,977,188
                                                                    ------------
                                                                      10,583,125
                                                                    ------------


   Shares                                                             Value

 COMMON STOCKS - continued
             Utilities - Telephone - 5.2%
     115,000 Ameritech Corp. ...................................   $  7,489,375
      81,100 AT&T Corp. ........................................      7,359,825
      52,500 Bell Atlantic Corp. ...............................      3,150,000
      35,000 GTE Corp. .........................................      2,362,500
      80,000 U.S. West, Inc. ...................................      4,935,000
                                                                   ------------
                                                                     25,296,700
                                                                   ------------
             Total Common Stocks (cost $341,036,441)............    454,946,731
                                                                   ------------
  Principal
   Amount                                                             Value
 CONVERTIBLE DEBENTURES - 0.0%
             Iron & Steel - 0.0%
 $   110,000 Compania Vale do Rio Doce Navegacao SA 1.00%,
              12/31/1999 (cost $0)..............................   $          6
                                                                   ------------
 SHORT-TERM INVESTMENTS - 7.0%
             Repurchase Agreement - 7.0%
  33,820,000 Evergreen Joint Repurchase Agreement, Investments
              in repurchase agreements, in a joint trading
              account purchased 1/29/1999, 4.77%, maturing
              2/1/1999, maturity value
              $33,833,443 (cost $33,820,000)(a).................   33,820,000
                                                                   ------------

             Total Investments -
              (cost $374,856,441)........................   101.5%  488,766,737
             Other Assets and Liabilities - net..........    (1.5)   (7,357,753)
                                                            -----  ------------
             Net Assets..................................   100.0% $481,408,984
                                                            =====  ============

 * Non-income producing securities.
(a) The repurchase agreements are fully collaterized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 29, 1999.


Summary of Abbreviations:
ADR   American Depository Receipts
REIT  Real Estate Investment Trust



                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Equity Income Fund

                            Schedule of Investments
                          January 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 88.6%
             Automotive Equipment & Manufacturing - 1.4%
      25,000 General Motors Corp. ...............................   $  2,243,750
                                                                    ------------
             Banks - 12.5%
      90,000 Associated Banc Corp. ..............................      2,804,062
      50,000 BankAmerica Corp. ..................................      3,343,750
     100,000 Charter One Financial, Inc. ........................      2,803,125
      80,000 Fleet Financial Group, Inc. ........................      3,545,000
      30,000 Mellon Bank Corp. ..................................      2,010,000
     150,000 North Fork Bancorp, Inc. ...........................      3,150,000
      80,000 US Bancorp..........................................      2,695,000
                                                                    ------------
                                                                      20,350,937
                                                                    ------------
             Business Equipment &
              Services - 1.7%
      90,000 Dun & Bradstreet Corp. .............................      2,745,000
                                                                    ------------
             Chemical & Agricultural
              Products - 3.0%
      76,000 Morton International, Inc. .........................      1,966,500
      96,000 Rohm & Haas Co. ....................................      2,976,000
                                                                    ------------
                                                                       4,942,500
                                                                    ------------
             Diversified Companies - 3.3%
      70,000 Tyco International Ltd. ............................      5,394,375
                                                                    ------------
             Electrical Equipment &
              Services - 3.7%
      40,000 General Electric Co. ...............................      4,195,000
      20,000 *Solectron Corp. ...................................      1,781,250
                                                                    ------------
                                                                       5,976,250
                                                                    ------------
             Finance & Insurance - 10.9%
      38,000 Citigroup, Inc. ....................................      2,130,375
     125,000 Greenpoint Financial Corp. .........................      4,093,750
      86,000 HSB Group, Inc. ....................................      3,246,500
      20,000 Lehman Brothers Holdings, Inc. .....................      1,093,750
      20,000 Lincoln National Corp. .............................      1,666,250
      60,000 Nationwide Financial Services, Inc. Cl. A...........      2,876,250
      45,000 UNUM Corp. .........................................      2,719,687
                                                                    ------------
                                                                      17,826,562
                                                                    ------------
             Food & Beverage Products - 3.4%
      35,000 H.J. Heinz Co. .....................................      1,970,938
      75,000 Philip Morris Companies, Inc. ......................      3,525,000
                                                                    ------------
                                                                       5,495,938
                                                                    ------------
             Healthcare Products &
              Services - 8.7%
      40,000 American Home Products Corp. .......................      2,347,500
       3,100 Biogen, Inc. .......................................        303,606
      20,000 Johnson & Johnson...................................      1,700,000
      80,000 Mallinckrodt, Inc. .................................      2,795,000
      28,500 Merck & Co., Inc. ..................................      4,182,375
      50,000 Pharmacia & Upjohn, Inc. ...........................      2,875,000
                                                                    ------------
                                                                      14,203,481
                                                                    ------------
             Industrial Specialty Products & Services - 0.9%
      40,000 Trinity Industries, Inc. ...........................      1,430,000
                                                                    ------------
             Information Services & Technology - 5.4%
      57,000 *BMC Software, Inc. ................................      2,659,406
      30,000 *EMC Corp. .........................................      3,266,250


   Shares                                                             Value

 COMMON STOCKS - continued
             Information Services & Technology - continued
      15,800 International Business Machines Corp. .............   $  2,895,350
                                                                   ------------
                                                                      8,821,006
                                                                   ------------
             Oil/Energy - 6.2%
      94,000 Anadarko Petroleum Corp. ..........................      2,543,875
      18,000 Mobil Corp. .......................................      1,578,375
      60,000 Texaco, Inc. ......................................      2,842,500
     110,000 Unocal Corp. ......................................      3,135,000
                                                                   ------------
                                                                     10,099,750
                                                                   ------------
             Paper & Packaging - 1.5%
     105,000 Consolidated Papers, Inc. .........................      2,434,688
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.0%
      50,000 CBS Corp. .........................................      1,700,000
                                                                   ------------
             Real Estate - 4.6%
      40,000 Boston Properties, Inc. REIT.......................      1,300,000
      55,000 Equity Office Properties Trust REIT................      1,402,500
      31,000 Equity Residential Properties Trust REIT...........      1,261,312
      50,000 First Industrial Realty Trust, Inc. REIT...........      1,284,375
      55,000 Prentiss Properties Trust REIT.....................      1,165,313
      30,000 Spieker Properties, Inc. REIT......................      1,020,000
                                                                   ------------
                                                                      7,433,500
                                                                   ------------
             Retailing & Wholesale - 3.9%
      50,000 *Costco Companies, Inc. ...........................      4,142,188
      76,686 *Staples, Inc. ....................................      2,197,533
                                                                   ------------
                                                                      6,339,721
                                                                   ------------
             Transportation - 1.4%
      45,000 Union Pacific Corp. ...............................      2,314,688
                                                                   ------------
             Utilities - Electric - 7.9%
      50,000 Dominion Resources, Inc. ..........................      2,237,500
      75,000 Edison International...............................      2,085,937
      50,000 Houston Industries, Inc. ..........................      1,518,750
     114,000 Southern Co. ......................................      3,070,875
      80,000 Teco Energy, Inc. .................................      1,860,000
      50,000 Texas Utilities Co. ...............................      2,196,875
                                                                   ------------
                                                                     12,969,937
                                                                   ------------
             Utilities - Telephone - 7.2%
      40,000 Ameritech Corp. ...................................      2,605,000
      18,000 AT&T Corp. ........................................      1,633,500
      50,000 Bell Atlantic Corp. ...............................      3,000,000
      15,000 GTE Corp. .........................................      1,012,500
      57,000 U.S. West, Inc. ...................................      3,516,188
                                                                   ------------
                                                                     11,767,188
                                                                   ------------
             Total Common Stocks (cost $115,606,743)............    144,489,271
                                                                   ------------
 PREFERRED STOCKS - 1.0%
             Consumer Products &
              Services - 1.0%
      30,000 Newell Financial Trust I, 5.25%, 144A
              (cost $1,500,000).................................      1,597,500
                                                                   ------------

                              E V E R G R E E N
                              Equity Income Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                              Value

 CONVERTIBLE PREFERRED - 2.7%
             Building, Construction & Furnishings - 0.8%
     150,000 Kaufman & Broad Home Corp. PRIDES, 8.25%............   $  1,350,000
                                                                    ------------
             Retailing & Wholesale - 1.9%
      50,000 Kmart Financing I, 7.75%............................      3,137,500
                                                                    ------------
             Total Convertible Preferred (cost $4,110,665).......      4,487,500
                                                                    ------------
  Principal
   Amount                                                              Value

 CONVERTIBLE DEBENTURES - 0.8%
             Consumer Products &
              Services - 0.8%
 $ 1,000,000 Sunrise Assisted Living, Inc.
              5.50%, 6/15/2002, 144A
              (cost $1,000,000) .................................      1,243,480
                                                                    ------------

  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 6.5%
             Repurchase Agreement - 6.5%
 $10,625,000 Evergreen Joint Repurchase Agreement, Investments
              in repurchase agreements, in a joint trading
              account, purchased 1/29/1999, 4.77% maturing
              2/1/1999, maturity value
              $10,629,223 (cost $10,625,000) (a)...............   $ 10,625,000
                                                                  ------------

              Total Investments -(cost $132,842,408)......    99.6%  162,442,751
              Other Assets and Liabilities - net..........     0.4       593,771
                                                             -----  ------------
              Net Assets..................................   100.0% $163,036,522
                                                             =====  ============

 *   Non-income producing securities.
(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 29, 1999.
144A Security that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
PRIDES Preferred Redeemable Increased Dividend Equity Securities
REIT   Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                            Growth and Income Fund

                            Schedule of Investments
                          January 31, 1999 (Unaudited)


   Shares                                                          Value

 COMMON STOCKS - 92.1%
             Aerospace & Defense - 1.6%
     232,000 Boeing Co.......................................   $  8,018,500
     780,000 Bombardier, Inc., Cl. B.........................     11,641,791
     280,000 Sundstrand Corp.................................     12,460,000
                                                                ------------
                                                                  32,120,291
                                                                ------------
             Automotive Equipment & Manufacturing - 1.2%
     105,875 Daimler Chrysler AG.............................     10,964,680
     110,000 Ford Motor Co...................................      6,758,125
     427,800 Meritor Automotive, Inc.........................      7,459,762
                                                                ------------
                                                                  25,182,567
                                                                ------------
             Banks - 10.5%
     131,850 AmSouth Bancorp.................................      5,809,641
      15,600 Astoria Financial Corp..........................        713,700
     160,000 Bank of New York Co., Inc.......................      5,680,000
     130,284 Bank One Corp...................................      6,823,624
     103,125 BankAmerica Corp................................      6,896,484
      70,000 BankBoston Corp.................................      2,585,625
      33,640 BB & T Corp.....................................      1,286,730
     286,500 BSB Bancorp, Inc................................      7,663,875
     135,000 Carolina First Corp.............................      2,961,563
      14,300 Centura Banks, Inc..............................      1,008,150
      40,779 Charter One Financial, Inc......................      1,141,812
      13,521 Commerce Bancorp, Inc...........................        610,128
      55,600 Cullen/Frost Bankers, Inc.......................      2,887,725
      71,824 First American Corp.............................      2,998,652
     236,250 First Security Corp.............................      4,813,594
     114,550 First Virginia Banks, Inc.......................      5,412,488
      96,476 Firstar Corp....................................      8,507,977
      23,600 FirstMerit Corp.................................        625,400
     100,000 Fleet Financial Group, Inc......................      4,431,250
     210,000 Hibernia Corp. Cl. A............................      3,517,500
      10,000 Huntington Bancshares, Inc......................        311,250
      15,100 JSB Financial, Inc..............................        838,050
     221,200 KeyCorp.........................................      7,050,750
      22,650 Keystone Financial, Inc.........................        801,244
     250,000 Marshall & Ilsley Corp..........................     14,812,500
     341,000 Mellon Bank Corp................................     22,847,000
     747,100 Pacific Century Financial Corp..................     16,436,200
     130,000 Peoples Heritage Financial Group................      2,340,000
      42,600 PNC Bank Corp...................................      2,180,588
     230,000 SouthTrust Corp.................................      8,538,750
     140,300 State Street Corp...............................     10,031,450
     113,475 Summit Bancorp..................................      4,631,198
      43,920 Suntrust Banks, Inc.............................      3,093,615
     180,000 Susquehanna Bancshares, Inc.....................      3,498,750
      12,785 Union Planters Corp.............................        581,718
   1,030,000 Webster Financial Corp..........................     30,771,250
     225,400 Wells Fargo Co..................................      7,874,912
      62,000 Wilmington Trust Corp...........................      3,704,500
                                                                ------------
                                                                 216,719,643
                                                                ------------


   Shares                                                          Value

 COMMON STOCKS - continued
             Building, Construction & Furnishings - 3.1%
      64,700 Armstrong World Industries, Inc. ...............   $  3,809,213
     360,000 * Furniture Brands International, Inc. .........      8,460,000
     349,100 * Jacobs Engineering Group, Inc.................     14,640,381
     218,600 Lennar Corp.....................................      5,984,175
     226,000 Lone Star Industries, Inc.......................      8,305,500
      40,000 Sherwin Williams Co.............................      1,025,000
      70,400 Southdown, Inc..................................      3,911,600
     182,500 * Toll Brothers, Inc............................      4,197,500
     393,200 * US Home Corp..................................     13,958,600
                                                                ------------
                                                                  64,291,969
                                                                ------------
             Business Equipment & Services - 4.7%
     354,000 Air Express International Corp..................      6,681,750
     259,600 * Atlas Air, Inc................................     13,353,175
     794,300 Circle International Group, Inc.................     13,652,031
     180,000 * Compuware Corp................................     11,925,000
     143,000 Convergys Corp..................................      2,574,000
     133,000 Equifax, Inc....................................      5,261,812
      33,436 First Data Corp.................................      1,281,017
     140,000 Petroleum Helicopters, Inc......................      2,310,000
     537,700 Pittston Burlington Group.......................      6,149,944
     224,700 * Platinum Technology Corp......................      2,977,275
     470,000 * Policy Management Systems Corp................     25,233,125
     337,000 Reynolds & Reynolds Co., Cl. A..................      6,740,000
                                                                ------------
                                                                  98,139,129
                                                                ------------
             Capital Goods - 0.4%
     177,200 Caterpillar, Inc................................      7,674,975
                                                                ------------
             Chemical & Agricultural Products - 2.9%
     130,000 Air Products & Chemicals, Inc...................      4,371,250
      44,000 Albemarle Corp..................................      1,020,250
     200,000 Du Pont (E. I.) De Nemours & Co. ...............     10,237,500
     265,000 Engelhard Corp..................................      5,184,062
     165,000 * Grace (W.R.) & Co.............................      2,258,438
      64,300 H.B. Fuller Co..................................      2,764,900
     255,000 Morton International, Inc.......................      6,598,125
     180,000 Nalco Chemical Co...............................      4,950,000
     237,000 Pioneer Hi-Bred International, Inc. ............      6,710,062
     260,000 Praxair, Inc....................................      8,401,250
     160,200 Sigma-Aldrich Corp..............................      4,565,700
     175,000 Solutia, Inc....................................      3,346,875
                                                                ------------
                                                                  60,408,412
                                                                ------------
             Communication Systems & Services - 2.2%
     160,000 * AirTouch Communications, Inc..................     15,450,000
     248,820 * American Tower Systems Corp...................      6,407,115
      93,000 * Cisco Systems, Inc............................     10,375,312
     153,292 * MCI WorldCom, Inc.............................     12,225,037
                                                                ------------
                                                                  44,457,464
                                                                ------------

                               E V E R G R E E N
                            Growth and Income Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                          Value

 COMMON STOCKS - continued
             Consumer Products & Services - 4.4%
     295,200 Black & Decker Corp.............................   $ 15,645,600
      90,000 Colgate-Palmolive Co............................      7,239,375
       9,800 GC Companies, Inc...............................        370,563
     187,000 Gucci Group.....................................     12,867,937
      60,700 Harley-Davidson, Inc............................      3,156,400
     175,100 Harman International Industries, Inc............      7,354,200
     185,000 Hillenbrand Industries, Inc.....................      8,695,000
     177,000 Lancaster Colony Corp...........................      5,033,437
     192,000 Newell Co.......................................      7,980,000
     500,000 Premark International, Inc......................     17,125,000
     368,000 Service Corp....................................      5,842,000
       9,100 Toro Co.........................................        316,225
                                                                ------------
                                                                  91,625,737
                                                                ------------
             Diversified Companies - 0.7%
     135,000 Harnischfeger Industries, Inc...................      1,139,062
     310,000 ITT Industries, Inc.............................     12,419,375
                                                                ------------
                                                                  13,558,437
                                                                ------------
             Electronic Equipment & Services - 1.9%
     220,000 Baldor Electric Co..............................      4,358,750
     110,000 * Dupont Photomasks, Inc........................      5,610,000
     106,000 * Jabil Circuit, Inc............................      7,572,375
     259,800 * KLA-Tencor Corp...............................     15,003,450
     115,000 * Sanmina Corp..................................      7,618,750
                                                                ------------
                                                                  40,163,325
                                                                ------------
             Electrical Equipment & Services - 2.5%
     159,300 Applied Power, Inc. Cl. A.......................      5,894,100
     143,000 Belden, Inc.....................................      2,868,938
      65,000 Diebold, Inc....................................      2,210,000
      10,000 Emerson Electric Co.............................        581,875
     100,000 General Electric Co.............................     10,487,500
     209,000 Honeywell, Inc..................................     13,624,187
     175,100 Perkin Elmer Corp...............................     16,645,444
      18,648 Zilog, Inc......................................          9,324
                                                                ------------
                                                                  52,321,368
                                                                ------------
             Finance & Insurance - 9.1%
     145,000 AFLAC, Inc......................................      6,216,875
     253,300 American Bankers Insurance Group, Inc...........     11,651,800
     107,000 Chubb Corp......................................      6,286,250
     193,750 Citigroup, Inc..................................     10,862,109
     314,750 Edwards (A.G.), Inc.............................     10,662,156
      60,268 Exel Limited Hamilton...........................      3,845,852
     305,000 Federal Home Loan Mortgage Corp.................     18,910,000
     345,000 Federal National Mortgage Association...........     25,141,875
      42,750 First American Financial Corp...................      1,306,547
     448,740 Frontier Insurance Group, Inc...................      6,759,146
     200,000 Hartford Financial Services Group, Inc. ........     10,387,500


   Shares                                                          Value

 COMMON STOCKS - continued
             Finance & Insurance - continued
      75,000 Household International, Inc....................   $  3,295,313
     117,500 LaSalle Re Holdings Ltd. .......................      2,173,750
     180,132 Legg Mason, Inc. ...............................      5,358,927
     218,500 Lehman Brothers Holdings, Inc. .................     11,949,219
     105,400 MBIA, Inc. .....................................      6,910,288
      67,500 Meadowbrook Insurance Group, Inc. ..............      1,139,063
      52,300 Mercury General Corp. ..........................      1,987,400
     114,200 MGIC Investment Corp. ..........................      4,182,575
     272,100 Paine Webber Group, Inc. .......................     10,118,719
     208,200 Price (T.) Rowe & Associates, Inc. .............      7,612,312
      85,000 Progressive Corp. ..............................     10,619,687
      18,300 Reinsurance Group Of America....................      1,043,100
     153,000 UNUM Corp. .....................................      9,246,937
                                                                ------------
                                                                 187,667,400
                                                                ------------
             Food & Beverage Products - 1.4%
      90,000 Bestfoods ......................................      4,528,125
     350,000 Darden Restaurants, Inc. .......................      6,562,500
      20,000 International Home Foods, Inc. .................        352,500
     365,000 Sara Lee Corp. .................................      9,307,500
     416,500 * Vlasic Foods International, Inc. .............      8,434,125
                                                                ------------
                                                                  29,184,750
                                                                ------------
             Forest Products - 0.1%
     120,000 Deltic Timber Corp. ............................      2,865,000
                                                                ------------
             Healthcare Products &
              Services -  10.3%
     235,000 Abbott Laboratories.............................     10,912,812
     592,200 * Acuson Corp. .................................      7,920,675
     300,000 American Home Products Corp. ...................     17,606,250
      50,000 Amerisource Health Corp. .......................      3,875,000
      65,000 Baxter International, Inc. .....................      4,610,938
     160,800 Beckman Coulter, Inc. ..........................      8,019,900
     160,000 Dura Pharmaceuticals, Inc. .....................      2,310,000
     110,000 * Elan Corp Plc, ADR ...........................      7,425,000
     362,000 First Health Group Corp. .......................      6,108,750
     185,000 * Foundation Health Systems, Inc. ..............      1,699,688
      60,000 HCR Manor Care, Inc. ...........................      1,605,000
     421,625 * Health Management Associates, Inc. Cl. A .....      5,296,664
     246,000 * HEALTHSOUTH Corp. ............................      3,336,375
      45,100 Johnson & Johnson...............................      3,833,500
      63,000 Lilly (Eli) & Co. ..............................      5,902,312
     650,000 * Lincare Holdings, Inc. .......................     22,750,000
     330,000 McKesson HBOC, Inc. ............................     24,791,250
      20,000 Merck & Co., Inc. ..............................      2,935,000
     283,800 Owens & Minor, Inc. ............................      3,724,875
      84,200 Pfizer, Inc. ...................................     10,830,225
     531,500 * Quorum Health Group, Inc. ....................      4,517,750
     382,000 Schering-Plough Corp. ..........................     20,819,000
     225,000 Shared Medical System Corp. ....................     10,575,000

                              E V E R G R E E N
                            Growth and Income Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                          Value

 COMMON STOCKS - continued
             Healthcare Products &
              Services - continued
     256,000 * Sybron International Corp. ...................   $  6,912,000
     120,000 * Tenet Healthcare Corp. .......................      2,490,000
     162,000 Warner-Lambert Co. .............................     11,694,375
      39,558 West Co., Inc. .................................      1,389,475
                                                                ------------
                                                                 213,891,814
                                                                ------------
             Industrial Specialty Products & Services - 6.1%
     527,400 AptarGroup, Inc. ...............................     14,404,613
     164,625 Autoliv, Inc. ..................................      6,595,289
     400,000 Bemis Co., Inc. ................................     13,600,000
     150,000 Borg-Warner Automotive, Inc. ...................      7,218,750
      42,000 Carpenter Technology Corp. .....................      1,249,500
      71,800 Danaher Corp. ..................................      3,841,300
      52,500 Donaldson, Inc. ................................        961,406
     244,000 Dover Corp. ....................................      7,579,250
     137,118 Flowserve Corp. ................................      2,305,296
      21,900 * Halter Marine Group, Inc. ....................        112,238
     235,300 JLG Industries, Inc. ...........................      3,705,975
      33,500 Magna International, Inc. Cl. A ................      1,989,063
     250,000 Parker Hannifin Corp. ..........................      7,687,500
     604,100 Pittston Brink's Group..........................     17,443,387
     260,000 Snap-on, Inc. ..................................      8,840,000
     280,000 * Strattec Security Corp. ......................      8,995,000
     216,300 * UCAR International, Inc. .....................      3,988,031
     680,300 * Unova, Inc. ..................................     12,883,181
      25,000 Vulcan Materials Co. ...........................      3,439,063
                                                                ------------
                                                                 126,838,842
                                                                ------------
             Information Services & Technology - 2.1%
     183,800 * Adaptec, Inc. ................................      4,250,375
      80,000 * Applied Materials, Inc. ......................      5,055,000
      13,300 * Choicepoint, Inc. ............................        724,850
     400,000 Computer Associates International, Inc. ........     20,250,000
      40,000 Hewlett-Packard Co. ............................      3,135,000
      72,000 Intel Corp. ....................................     10,147,500
                                                                ------------
                                                                  43,562,725
                                                                ------------
             Leisure & Tourism - 0.8%
     100,000 Carnival, Corp. Cl. A...........................      4,906,250
     273,800 Gaylord Entertainment Co. ......................      8,248,225
     166,351 Starwood Hotels & Resorts.......................      4,158,775
                                                                ------------
                                                                  17,313,250
                                                                ------------
             Manufacturing - Distributing - 0.3%
     301,400 Hussmann International, Inc. ...................      5,048,450
                                                                ------------
             Metal Products & Services - 0.3%
     356,700 * Steel Dynamics, Inc. .........................      5,930,137
                                                                ------------
             Oil/Energy - 3.9%
      20,000 Amerada Hess Corp. .............................        950,000
      50,000 Anadarko Petroleum Corp. .......................      1,353,125
      38,000 Atlantic Richfield Co. .........................      2,180,250


   Shares                                                         Value

 COMMON STOCKS - continued
             Oil/Energy - continued
     320,000 Berry Petroleum Co. Cl. A......................   $  4,060,000
     507,400 Cabot Oil & Gas Corp. Cl. A....................      6,659,625
      70,000 Chevron Corp. .................................      5,232,500
      90,000 Coastal Corp. .................................      2,683,125
     164,300 * Denbury Resources, Inc. .....................        852,306
     160,000 * Houston Exploration Co. .....................      2,280,000
     110,300 Kerr-McGee Corp. ..............................      3,743,306
     209,500 Murphy Oil Corp. ..............................      7,646,750
     203,900 National Fuel Gas Co. .........................      8,627,519
     221,200 * Nuevo Energy Co. ............................      1,880,200
     495,000 * Oryx Energy Co. .............................      6,032,813
     400,000 * Santa Fe Energy Resources, Inc. .............      2,325,000
     321,600 Southwestern Energy Co. .......................      2,251,200
      50,000 Texaco, Inc. ..................................      2,368,750
     100,000 Tosco Corp. ...................................      2,175,000
     305,000 Transocean Offshore, Inc. .....................      7,796,562
     113,520 Union Pacific Resource Group, Inc. ............        915,255
     274,000 Williams Companies, Inc. ......................      9,042,000
                                                               ------------
                                                                 81,055,286
                                                               ------------
             Oil Field Services - 1.1%
     260,300 * Atwood Oceanics, Inc. .......................      5,173,463
     113,140 Halliburton Co. ...............................      3,358,844
      96,500 Helmerich & Payne, Inc. .......................      1,694,781
     824,500 * R & B Falcon Corp. ..........................      5,823,031
      61,714 Schlumberger Ltd. .............................      2,939,129
     535,500 * Varco International, Inc. ...................      3,915,844
                                                               ------------
                                                                 22,905,092
                                                               ------------
             Paper & Packaging - 0.3%
      88,440 * Sealed Air Corp. ............................      4,692,847
      75,000 Westvaco Corp. ................................      1,654,688
                                                               ------------
                                                                  6,347,535
                                                               ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 5.5%
      84,000 * Chancellor Media Corp. ......................      4,830,000
      49,805 Comcast Corp. .................................      3,385,962
     255,000 * Emmis Broadcasting Corp. Cl. A...............     13,068,750
     360,000 * Jacor Communications, Inc. ..................     25,065,000
      40,000 Knight-Ridder, Inc. ...........................      1,910,000
      15,000 McGraw-Hill Companies, Inc. ...................      1,621,875
     305,700 New York Times Co. ............................     10,489,331
      43,000 Scripps (E.W.) Co. Cl. A.......................      1,905,438
     370,000 TCA Cable TV, Inc. ............................     14,268,125
     500,000 Time Warner, Inc. .............................     31,250,000
       2,800 Washington Post Co., Cl. B.....................      1,593,200
      95,000 * Young Broadcasting, Inc. Cl. A...............      4,298,750
                                                               ------------
                                                                113,686,431
                                                               ------------
             Real Estate - 2.1%
      40,000 AMB Property Corp. REIT........................        885,000
      20,000 Apartment Investment & Management Co. Cl. A
              REIT..........................................        747,500
      60,000 Arden Realty Group, Inc. REIT..................      1,350,000

                              E V E R G R E E N
                            Growth and Income Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                          Value

 COMMON STOCKS - continued
             Real Estate - continued
      71,200 Berkshire Realty Co., Inc. REIT.................   $    694,200
     158,000 Brandywine Realty Trust REIT....................      2,607,000
     145,000 CarrAmerica Realty Corp. REIT...................      3,190,000
      20,000 CBL & Associates Properties, Inc. REIT..........        492,500
      98,000 Crescent Real Estate Equities, Inc. REIT .......      2,076,375
      75,000 Entertainment Properties Trust REIT.............      1,237,500
      66,100 Gables Residential Trust REIT...................      1,516,169
     125,000 Kilroy Realty Corp. REIT........................      2,726,562
      64,000 Kimco Realty Corp. REIT.........................      2,496,000
      85,000 Liberty Property Trust REIT.....................      2,008,125
     160,000 *Lodgian, Inc. .................................        720,000
     260,000 Mack-Cali Realty Corp. REIT.....................      7,767,500
     195,000 Meditrust Co. REIT..............................      3,059,062
     150,695 Patriot American Hospitality, Inc. REIT.........        809,986
     132,600 Sunstone Hotel Investors, Inc. REIT.............      1,102,238
     255,300 Weeks Corp. REIT................................      7,020,750
                                                                ------------
                                                                  42,506,467
                                                                ------------
             Retailing & Wholesale - 4.0%
     211,600 *Autozone, Inc. ................................      7,167,950
     169,000 Avnet, Inc. ....................................      7,594,437
     267,000 *Cole National Corp. Cl. A......................      4,438,875
      70,000 Home Depot, Inc. ...............................      4,226,250
     215,000 J. C. Penney Co., Inc. .........................      8,425,312
      92,600 Longs Drug Stores Corp. ........................      3,547,738
     290,000 Lowe's Companies, Inc. .........................     16,910,625
     222,000 Rite Aid Corp. .................................     10,905,750
     456,685 *Saks, Inc. ....................................     16,811,717
      20,400 Shopko Stores, Inc. ............................        647,700
       8,200 Timberland Co. Cl. A............................        369,000
      34,500 *Tommy Hilfiger Corp. ..........................      2,432,250
                                                                ------------
                                                                  83,477,604
                                                                ------------
             Telecommunication Services & Equipment - 0.5%
     168,000 *Aspect Telecommunications Corp. ...............      1,512,000
      50,000 Mediaone Group, Inc. ...........................      2,803,125
     110,000 Scientific Atlanta, Inc. .......................      3,423,750
      70,000 *Univision Communications, Inc. Cl. A...........      3,141,250
                                                                ------------
                                                                  10,880,125
                                                                ------------
             Thrift Institutions - 0.0%
      27,900 St. Paul Bancorp, Inc. .........................        645,188
                                                                ------------
             Transportation - 4.0%
      65,000 AMR Corp. ......................................      3,818,750
     570,000 Burlington Northern Santa Fe Corp. .............     19,736,250
     612,600 Kansas City Southern Industries, Inc. ..........     29,098,500
     227,750 Southwest Airlines Co. .........................      6,120,781
      30,000 UAL Corp. ......................................      1,867,500


   Shares                                                         Value

 COMMON STOCKS - continued
             Transportation - continued
     413,000 Union Pacific Corp. ..........................   $  21,243,688
      25,000 US Airways Group, Inc. .......................       1,243,750
                                                              -------------
                                                                 83,129,219
                                                              -------------
             Utilities - Electric - 1.4%
      64,000 Commonwealth Energy System....................       2,512,000
     140,900 Energy East Corp. ............................       7,212,319
      70,000 Houston Industries, Inc. .....................       2,126,250
      40,000 Texas Utilities Co. ..........................       1,757,500
     400,000 TNP Enterprises, Inc. ........................      14,225,000
                                                              -------------
                                                                 27,833,069
                                                              -------------
             Utilities - Gas - 1.0%
     265,800 Keyspan Energy................................       7,193,212
     288,100 Northwest Natural Gas Co. ....................       6,770,350
     220,300 Piedmont Natural Gas Co., Inc. ...............       6,801,763
                                                              -------------
                                                                 20,765,325
                                                              -------------
             Utilities - Telephone - 1.7%
     101,200 AT&T Corp. ...................................       9,183,900
     150,000 Century Telephone Enterprises, Inc. ..........      10,200,000
     143,000 Cincinnati Bell, Inc. ........................       2,904,687
     175,000 GTE Corp. ....................................      11,812,500
                                                              -------------
                                                                 34,101,087
                                                              -------------
             Total Common Stocks (cost $1,480,847,819).....   1,906,298,113
                                                              -------------
 PREFERRED STOCKS - 0.0%
             Healthcare Products &
              Services - 0.0%
     130,000 *Fresenius National Med Care, Inc. Series D
              (cost $22,740)...............................           3,250
                                                              -------------
 CONVERTIBLE PREFERRED - 0.2%
             Paper & Packaging - 0.2%
      78,375 *Sealed Air Corp., $2.00, Series A
              (cost $2,426,965)............................       4,163,672
                                                              -------------
  Principal
   Amount                                                         Value
 SHORT-TERM INVESTMENTS - 8.9%
             Commercial Paper - 7.3%
 $16,290,000 Bank Austria Inc.
              5.13%, 2/22/1999.............................      16,241,252
  28,020,000 Four Winds Funding Corp. 4.85%, 2/26/1999.....      27,925,627
             FPL Fuels, Inc.
  18,660,000 5.25%, 2/1/1999...............................      18,660,000
   9,692,000 5.35%, 2/12/1999..............................       9,676,156
  45,700,000 General Electric Capital Corp. 5.43%,
              2/3/1999.....................................      45,686,214
     880,000 GTE Corp.
              4.85%, 2/24/1999.............................         877,273
  29,350,000 Martin Marietta Materials 5.30%, 2/12/1999....      29,302,470

                              E V E R G R E E N
                            Growth and Income Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)

  Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - continued
             Commercial Paper - continued
 $   285,000 Michigan Consolidated Gas Co. 5.45%, 2/9/1999.....   $      284,655
   2,040,000 Morgan (J.P.) & Co., Inc. 5.40%, 2/8/1999.........        2,037,858
                                                                  --------------
                                                                     150,691,505
                                                                  --------------

  Principal
   Amount                                                            Value

             U.S. Government Agency Obligations - 1.6%
             Federal Home Loan Mortgage Discount Notes
 $ 8,430,000 4.69%, 2/18/1999.................................   $    8,411,330
     800,000 4.72%, 2/18/1999.................................          798,217
  25,000,000 4.73%, 2/19/1999.................................       24,940,875
                                                                 --------------
                                                                     34,150,422
                                                                 --------------
             Total Short-Term Investments
              (cost $184,841,927).............................      184,841,927
                                                                 --------------

     Total Investments -(cost $1,668,139,451)...........   101.2%  2,095,306,962
     Other Assets and Liabilities - net.................    (1.2)   (25,662,004)
                                                           -----  --------------
     Net Assets.........................................   100.0% $2,069,644,958
                                                           =====  ==============

*  Non-income producing securities.

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                            Income and Growth Fund

                            Schedule of Investments
                         January 31, 1999 (Unaudited)


  Shares                                                                Value

 COMMON STOCKS - 75.6%
           Automotive Equipment & Manufacturing - 3.0%
   525,900 Dana Corp..............................................   $21,627,637
    50,000 General Motors Corp. ..................................     4,487,500
                                                                     -----------
                                                                      26,115,137
                                                                     -----------
           Banks - 13.9%
    11,775 AmSouth Bancorp........................................       518,836
   100,000 Associated Banc Corp. .................................     3,137,500
   284,000 BancorpSouth, Inc. ....................................     4,881,250
   300,300 BancWest Corp. ........................................    13,475,962
   170,100 Bankers Trust Corp. ...................................    14,798,700
   192,500 + CB Bancshares, Inc. .................................     6,160,000
    49,700 CCB Financial Corp. ...................................     2,702,437
    77,606 F&M National Corp......................................     2,269,976
    35,100 First American Corp. ..................................     1,465,425
    40,000 First Tennessee National Corp. ........................     1,462,500
    20,750 First Virginia Banks, Inc. ............................       980,438
     8,200 FirstMerit Corp. ......................................       217,300
    30,000 Fleet Financial Group, Inc. ...........................     1,329,375
   319,410 Interchange Financial Services Corp. ..................     5,350,117
   100,000 KeyCorp ...............................................     3,187,500
    18,271 M & T Bank Corp. ......................................     9,135,500
   100,000 Marshall & Ilsley Corp. ...............................     5,925,000
   477,346 Mercantile Bancorp, Inc. ..............................    21,450,736
    15,625 One Valley Bancorp of West Virginia, Inc. .............       492,188
   116,500 Pacific Century Financial Corp. .......................     2,563,000
   173,500 PNC Bank Corp. ........................................     8,881,031
    37,840 Premier National Bancorp, Inc. ........................       662,200
    79,254 Second Bancorp, Inc. ..................................     1,758,448
    10,000 Summit Bancorp ........................................       408,125
   111,375 Susquehanna Bancshares, Inc. ..........................     2,164,852
     7,000 United Bankshares, Inc. ...............................       169,750
   321,960 USBancorp, Inc. .......................................     5,795,280
                                                                     -----------
                                                                     121,343,426
                                                                     -----------
           Building, Construction &
            Furnishings - 2.1%
   304,500 Armstrong World Industries, Inc. ......................    17,927,437
    44,400 La-Z-Boy Chair Co. ....................................       799,200
                                                                     -----------
                                                                      18,726,637
                                                                     -----------
           Capital Goods - 1.3%
   271,500 Caterpillar, Inc. .....................................    11,759,344
                                                                     -----------
           Chemical & Agricultural
            Products - 0.6%
   100,000 Du Pont (E. I.) De Nemours & Co. ......................     5,118,750
                                                                     -----------
           Consumer Products &
            Services - 1.2%
   120,000 Newell Co. ............................................     4,987,500
   200,000 Service Corp. International............................     3,175,000
   115,000 Tupperware Corp. ......................................     2,364,688
                                                                     -----------
                                                                      10,527,188
                                                                     -----------
           Diversified Companies - 0.4%
   225,000 Tomkins Plc, ADR.......................................     3,346,875
                                                                     -----------


  Shares                                                               Value

 COMMON STOCKS - continued
           Electrical Equipment &
            Services - 3.8%
    78,000 Emerson Electric Co. ..................................   $4,538,625
     5,000 Hubbell, Inc. Cl. A....................................      175,000
   230,000 Hubbell, Inc. Cl. B....................................    8,423,750
   448,900 Thomas & Betts Corp. ..................................   19,835,769
                                                                     ----------
                                                                     32,973,144
                                                                     ----------
           Finance & Insurance - 6.8%
    50,000 Edwards (A.G.), Inc. ..................................    1,693,750
    79,000 Exel Limited Hamilton..................................    5,041,188
   100,000 LaSalle Re Holdings Ltd................................    1,850,000
   195,800 Ohio Casualty Corp.....................................    7,783,050
   743,000 Paine Webber Group, Inc................................   27,630,312
   143,200 Provident Co., Inc. ...................................    6,139,700
   290,000 Torchmark Corp.........................................    9,515,625
                                                                     ----------
                                                                     59,653,625
                                                                     ----------
           Food & Beverage Products - 0.2%
     2,000 Sara Lee Corp. ........................................       51,000
    62,400 Sbarro, Inc............................................    1,673,100
                                                                     ----------
                                                                      1,724,100
                                                                     ----------
           Healthcare Products &
            Services - 6.1%
   270,000 American Home Products Corp. ..........................   15,845,625
   175,000 Baxter International, Inc. ............................   12,414,062
   200,200 Beckman Coulter, Inc. .................................    9,984,975
    59,400 Bristol-Myers Squibb Co................................    7,614,338
   152,500 Shared Medical System Corp. ...........................    7,167,500
                                                                     ----------
                                                                     53,026,500
                                                                     ----------
           Industrial Specialty Products & Services - 0.0%
    20,000 Timken Co..............................................      433,750
                                                                     ----------
           Information Services &
            Technology - 2.1%
   100,000 Hewlett-Packard Co.....................................    7,837,500
   200,000 *Network Associates, Inc. .............................   10,475,000
                                                                     ----------
                                                                     18,312,500
                                                                     ----------
           Oil/Energy - 6.1%
    50,000 Amerada Hess Corp. ....................................    2,375,000
   337,000 Atlantic Richfield Co. ................................   19,335,375
     6,100 Consolidated Natural Gas Co. ..........................      313,006
   293,100 Equitable Resources, Inc. .............................    7,638,919
   548,200 Williams Companies, Inc. ..............................   18,090,600
   158,000 YPF SA, ADR............................................    5,036,250
                                                                     ----------
                                                                     52,789,150
                                                                     ----------
           Printing, Publishing, Broadcasting
             & Entertainment - 0.2%
    50,000 Reader's Digest Association, Inc. .....................    1,437,500
                                                                     ----------
           Real Estate - 4.5%
    23,800 Burnham Pacific Properties, Inc. REIT..................      282,625
   838,300 Canadian Hotel Properties REIT.........................    4,337,473
   124,900 Equity Residential Properties Trust REIT...............    5,081,869
   312,700 Gables Residential Trust REIT..........................    7,172,556

                              E V E R G R E E N
                            Income and Growth Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


  Shares                                                              Value

 COMMON STOCKS - continued
           Real Estate - continued
   462,000 Kranzco Realty Trust REIT...........................   $    6,525,750
   850,000 Meditrust Co. REIT..................................       13,334,375
    75,000 Post Property, Inc. REIT............................        2,793,750
                                                                  --------------
                                                                      39,528,398
                                                                  --------------
           Thrift Institutions - 0.4%
    56,000 First Essex Bancorp, Inc............................          997,500
   122,000 Jacksonville Bancorp, Inc...........................        1,952,000
    10,430 Peoples Heritage Financial Group....................          187,740
                                                                  --------------
                                                                       3,137,240
                                                                  --------------
           Transportation - 2.6%
   150,000 * UAL Corp..........................................        9,337,500
   260,000 Union Pacific Corp..................................       13,373,750
                                                                  --------------
                                                                      22,711,250
                                                                  --------------
           Utilities - Electric - 4.2%
    10,650 Black Hills Corp....................................          264,253
     6,500 Central Hudson Gas & Electric Corp.                           262,031
   239,000 FPL Group, Inc......................................       13,115,125
   123,826 Interstate Energy Corp..............................        3,559,998
    65,524 LG & E Energy Corp..................................        1,728,196
   180,000 MDU Resources Group, Inc............................        4,140,000
   125,000 Midamerican Energy Holdings Co......................        3,351,563
   146,500 Potomac Electric Power Co...........................        3,415,281
    51,500 PP&L Resources, Inc.................................        1,374,406
   150,200 TNP Enterprises, Inc................................        5,341,487
                                                                  --------------
                                                                      36,552,340
                                                                  --------------
           Utilities - Gas - 5.6%
    78,300 Chesapeake Utilities Corp...........................        1,380,038
 1,035,848 Keyspan Energy......................................       28,032,636
   336,300 Peoples Energy Corp.................................       11,602,350
    98,100 Piedmont Natural Gas Co., Inc.......................        3,028,837
    10,000 South Jersey Industries, Inc........................          256,250
   190,381 UGI Corp............................................        4,176,483
     8,300 Yankee Energy System, Inc...........................          229,288
                                                                  --------------
                                                                      48,705,882
                                                                  --------------
           Utilities - Telephone - 7.4%
   305,100 Frontier Corp.......................................       11,021,738
   250,000 GTE Corp............................................       16,875,000
   100,000 * Nortel Inversora SA MEDS..........................        4,462,500
 1,503,000 Telecom Corp. New Zealand Ltd.......................       31,093,312
    20,000 U.S. West, Inc......................................        1,233,750
                                                                  --------------
                                                                      64,686,300
                                                                  --------------
           Other Securities - 3.1%.............................       26,944,981
                                                                  --------------
           Total Common Stocks (cost $633,982,081).............      659,554,017
                                                                  --------------
 CONVERTIBLE PREFERRED - 20.2%
           Aerospace & Defense - 1.4%
   200,000 * Loral Space & Communications......................       12,050,000
                                                                  --------------
           Banks - 0.7%
   210,000 National Australia Bank, Ltd. 7.875%, Series UNIT...        6,378,750
                                                                  --------------

  Shares                                                               Value

 CONVERTIBLE PREFERRED - continued
           Communication Systems &
            Services - 2.1%
   200,000 AirTouch Communications, Inc. 6.00%, Series B.........   $15,675,000
    50,000 Qwest Trends Trust
            5.75%, 144A..........................................     2,668,750
                                                                    -----------
                                                                     18,343,750
                                                                    -----------
           Electrical Equipment &
            Services - 0.8%
   165,000 Pioneer Standard Financial Trust 6.75%, 144A..........     6,930,000
                                                                    -----------
           Finance & Insurance - 2.0%
   270,000 Frontier Financing Trust 6.25%, TOPRS.................    12,050,100
   100,000 St. Paul Capital
            6.00%, MIPS..........................................     5,800,000
                                                                    -----------
                                                                     17,850,100
                                                                    -----------
           Food & Beverage Products - 3.2%
   200,000 Dole Food Co.
            7.00%, TRACES........................................     6,100,000
   400,000 Wendys Financing I
            5.00%, Series A, TECONS..............................    21,450,000
                                                                    -----------
                                                                     27,550,000
                                                                    -----------
           Leisure & Tourism - 0.4%
   170,000 Lodgian Capital Trust I
            7.00%, CRESTS, 144A..................................     3,655,000
                                                                    -----------
           Metal Products & Services - 0.3%
   100,000 Timet Capital Trust I
            6.625%, BUCS, 144A...................................     2,512,500
                                                                    -----------
           Oil/Energy - 0.5%
    95,000 Callon Petroleum Co.
            8.50%, Series A......................................     2,565,000
    48,000 Nuevo Energy Co.
            5.75%, Series A, TECONS..............................     1,581,000
                                                                    -----------
                                                                      4,146,000
                                                                    -----------
           Oil Field Services - 0.4%
   100,000 Evi, Inc.
            5.00%................................................     3,062,500
                                                                    -----------
           Printing, Publishing, Broadcasting & Entertainment -
             1.0%
    85,000 Houston Industries, Inc.
            7.00%, ACES (exchangeable for Time Warner, Inc.
            common stock)........................................     9,041,875
                                                                    -----------
           Telecommunication Services & Equipment - 4.2%
   700,000 Qualcomm Financial Trust I
            5.75%, 3/01/12.......................................    36,841,000
                                                                    -----------
           Transportation - 2.1%
    68,700 CNF Trust I
            5.00%, Series A, TECONS (exchangeable for CNF
            Transportation, Inc. common stock)...................     4,199,288
   280,000 Union Pacific Capital Trust 6.25%, 144A...............    14,000,000
                                                                    -----------
                                                                     18,199,288
                                                                    -----------

                              E V E R G R E E N
                            Income and Growth Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                             Value

 CONVERTIBLE PREFERRED - continued
             Utilities - Electric - 0.3%
     168,000 BNDES Participacoes S.A. 10.50%, DECS.............   $    2,604,000
                                                                  --------------
             Utilities - Gas - 0.8%
     394,500 MCN Corp.
              8.75%, PRIDES....................................        7,199,625
                                                                  --------------
             Total Convertible Preferred
              (cost $187,792,487)..............................      176,364,388
                                                                  --------------
  Principal
   Amount                                                             Value

 CONVERTIBLE DEBENTURES - 2.9%
             Electrical Equipment &
              Services - 2.1%
 $ 9,700,000 * Photronics, Inc.
              6.00%, 6/1/2004..................................       10,815,500
  16,000,000 * Solectron Corp.
              0.00%, 1/27/2019, 144A...........................        7,640,000
                                                                  --------------
                                                                      18,455,500
                                                                  --------------
             Oil/Energy - 0.1%
     820,000 Swift Energy Co.
              6.25%, 11/15/2006................................          596,550
                                                                  --------------
  Principal
   Amount                                                             Value

 CONVERTIBLE DEBENTURES - continued
             Transportation - 0.7%
 $ 5,000,000 Continental Airlines Inc.
              6.75%, 4/15/2006.................................   $    6,093,750
                                                                  --------------
             Total Convertible Debentures
              (cost $24,356,034)...............................       25,145,800
                                                                  --------------
 SHORT-TERM INVESTMENTS - 1.6%
             U.S. Government Agency Obligations - 1.6%
   1,720,000 Federal Farm Credit Bank
              Discount Notes
              4.725%, 2/24/1999................................        1,714,808
             Federal Home Loan Mortgage Discount Notes
   1,600,000  4.74%, 2/8/1999..................................        1,598,525
     790,000  4.72%, 2/16/1999.................................          788,446
   9,690,000  4.72%, 2/18/1999.................................        9,668,402
                                                                  --------------
             Total Short-Term Investments
              (cost $13,770,181)...............................       13,770,181
                                                                  --------------

     Total Investments -
      (cost $859,900,783).................................. 100.3%  874,834,386
     Other Assets and
      Liabilities - net....................................  (0.3)   (2,501,384)
                                                            -----  ------------
     Net Assets  .......................................... 100.0% $872,333,002
                                                            =====  ============

*    Non-income producing securities.
+ Investment in a non-controlled affiliate. The Fund owns over 5% of the out-standing voting shares of CB Bancshares, Inc. The Fund has a cost basis of $6,024,625 in the issue at January 31, 1999. The Fund earned $3,240 of in-come from this investment during the six months ending January 31, 1999.
144A Security that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. This security has been deter-mined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
ACES   Automatically Convertible Equity Securities
ADR    American Depository Receipts
BUCS   Beneficial Unsecured Convertible Securities
CRESTS Convertible Redeemable Equity Structured Trust Securities
DECS   Dividend Enhanced Convertible Stock
MEDS   Mandatorially Exchangeable Debt Securities
MIPS   Monthly Income Preferred Shares
PRIDES Preferred Redeemable Increased Dividend Equity Securities
REIT   Real Estate Investment Trust
TECONS Term Convertible Shares
TOPRS  Trust Originated Preferred Securities
TRACES Trust Automatic Common Exchangeable Securities

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                             Small Cap Value Fund

                            Schedule of Investments
                         January 31, 1999 (Unaudited)


  Shares                                                               Value
 COMMON STOCKS - 81.0%
         Aerospace & Defense - 2.7%
 214,300 Curtiss Wright Corp. ...................................   $  8,009,462
                                                                    ------------
         Automotive Equipment & Manufacturing - 0.6%
  15,000 Arvin Industries, Inc. .................................        593,438
 103,200 Simpson Industries, Inc. ...............................      1,083,600
                                                                    ------------
                                                                       1,677,038
                                                                    ------------
         Banks - 10.5%
 108,750 ABC Bancorp.............................................      1,318,594
  31,500 Amcore Financial, Inc. .................................        724,500
   6,000 Bancorp South, Inc. ....................................        103,125
  20,000 Bank of Essex...........................................        340,000
  61,700 Britton & Koontz Capital Corp. .........................      1,203,150
  28,800 BSB Bancorp, Inc. ......................................        770,400
   2,625 Carrollton Bancorp .....................................         85,313
  25,000 CB Bancshares, Inc. ....................................        800,000
  34,177 Commercial Bankshares, Inc. ............................        743,350
   8,200 Community Bancshares, Inc. .............................        211,150
  60,000 Cowlitz Bancorp.........................................        465,000
   2,500 First Midwest Bancorp, Inc. ............................         90,938
  60,000 First Oak Brook Bancshares, Inc. Cl. A..................      1,102,500
  95,552 First State Bancorp.....................................      1,815,488
 221,900 Granite State Bankshares, Inc. .........................      4,798,587
  77,868 Hubco, Inc. ............................................      2,520,976
  32,000 Independent Bankshares, Inc. ...........................        344,000
  20,943 Interchange Financial Services Corp. ...................        350,795
  15,000 James River Bankshares, Inc. ...........................        255,000
  30,000 New England Community Bancorp, Inc......................        616,875
   4,000 Northern States Financial Corp..........................         96,000
  87,125 One Valley Bancorp of West Virginia, Inc................      2,744,437
  40,000 Pacific Bank, N.A. .....................................        810,000
   4,668 Pacific Century Financial Corp. ........................        102,696
  16,082 Premier National Bancorp, Inc. .........................        281,435
  90,000 Prosperity Bancshares, Inc. ............................      1,136,250
  67,104 Republic Security Financial Corp. ......................        616,518
 214,000 SierraWest Bancorp .....................................      5,403,500
  24,000 South Alabama Bancorp, Inc. ............................        372,000
  60,000 Southside Bancshares Corp. .............................        757,500
  11,250 Susquehanna Bancshares, Inc. ...........................        218,672
  23,200 Union Bankshares Corp. .................................        382,800
                                                                    ------------
                                                                      31,581,549
                                                                    ------------
         Building, Construction &
          Furnishings - 6.4%
  50,000 American Woodmark Corp. ................................      1,893,750
   3,000 Craftmade International, Inc. ..........................         49,500
 150,000 D.R. Horton, Inc. ......................................      3,168,750
  76,714 Knape & Vogt Manufacturing Co. .........................      1,332,906
  80,000 La-Z-Boy Chair Co. .....................................      1,440,000


  Shares                                                               Value
 COMMON STOCKS - continued
         Building, Construction &
          Furnishings - continued
 100,000 Pillowtex Corp. ........................................   $  2,193,750
 280,000 Shelby Williams Industries, Inc. .......................      3,710,000
 210,500 Standard Pacific Corp. .................................      2,947,000
  65,100 TJ International, Inc. .................................      1,570,537
  42,413 *Toll Brothers, Inc. ...................................        975,499
                                                                    ------------
                                                                      19,281,692
                                                                    ------------
         Business Equipment &
          Services - 0.9%
 165,400 Tab Products Co. .......................................        951,050
  60,000 *Zebra Technologies Corp. Cl. A.........................      1,811,250
                                                                    ------------
                                                                       2,762,300
                                                                    ------------
         Consumer Products &
          Services - 9.1%
 311,500 CPI Corp. ..............................................      8,235,281
  93,500 General Housewares Corp. ...............................      1,273,938
 110,000 Lancaster Colony Corp. .................................      3,128,125
 196,500 Matthews International Corp. Cl. A......................      5,551,125
 114,100 Mikasa, Inc. ...........................................      1,297,888
 100,500 Polaris Industries, Inc. ...............................      3,303,937
 146,100 Stride Rite Corp. ......................................      1,442,738
 328,600 York Group, Inc. .......................................      3,306,537
                                                                    ------------
                                                                      27,539,569
                                                                    ------------
         Electronic Equipment &
          Services - 3.1%
 338,700 Boston Acoustics, Inc. .................................      7,959,450
  50,000 *Hadco Corp. ...........................................      1,500,000
                                                                    ------------
                                                                       9,459,450
                                                                    ------------
         Electrical Equipment &
          Services - 2.3%
 292,800 Helix Technology Corp. .................................      6,002,400
  80,000 Kent Electronics Corp. .................................      1,025,000
                                                                    ------------
                                                                       7,027,400
                                                                    ------------
         Finance & Insurance - 2.2%
  15,000 Enhance Financial Services Group, Inc. .................        375,000
   5,000 LaSalle Re Holdings Ltd. ...............................         92,500
 164,900 Morgan Keegan, Inc. ....................................      2,978,506
 122,500 Pxre Corp. .............................................      2,503,594
  16,000 Trenwick Group, Inc. ...................................        528,000
                                                                    ------------
                                                                       6,477,600
                                                                    ------------
         Food & Beverage Products - 3.5%
 121,220 Bridgford Foods Corp. ..................................      1,515,250
 200,000 International Multifoods Corp. .........................      4,825,000
  20,000 Lance, Inc. ............................................        372,500
  93,000 Michael Foods, Inc. ....................................      2,080,875
  77,300 Smithfield Companies, Inc. .............................        589,412
  15,000 Smucker (J. M.) Co. ....................................        337,500
  35,000 Smucker (J. M.) Co. Cl. A...............................        875,000
                                                                    ------------
                                                                      10,595,537
                                                                    ------------

                              E V E R G R E E N
                             Small Cap Value Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


  Shares                                                              Value
 COMMON STOCKS - continued
         Healthcare Products &
          Services - 1.6%
 130,000 *ADAC Laboratories.....................................   $  2,868,125
  50,000 Jones Pharma, Inc. ....................................      1,593,750
  18,700 Kewaunee Scientific Corp. .............................        212,713
                                                                   ------------
                                                                      4,674,588
                                                                   ------------
         Industrial Specialty Products &
          Services - 3.7%
  50,000 Badger Meter, Inc. ....................................      1,831,250
 100,000 Federal Signal Corp. ..................................      2,656,250
  64,100 Gorman Rupp Co. .......................................      1,065,663
  15,500 Graco, Inc. ...........................................        379,750
 116,374 Hach Co. ..............................................      1,367,394
 254,474 Hach Co. Cl. A.........................................      2,481,121
  18,700 Met-Pro Corp. .........................................        216,219
  46,400 Spartech Corp. ........................................      1,107,800
   2,200 Superior Telecom, Inc. ................................         97,350
                                                                   ------------
                                                                     11,202,797
                                                                   ------------
         Information Services &
          Technology - 0.2%
  32,500 Timberline Software Corp. .............................        546,406
                                                                   ------------
         Machinery - Diversified - 1.3%
 235,250 Hardinge, Inc. ........................................      3,778,703
                                                                   ------------
         Oil/Energy - 4.3%
 201,900 Berry Petroleum Co. Cl. A..............................      2,561,606
 235,500 Cabot Oil & Gas Corp. Cl. A............................      3,090,938
 155,600 Penn Virginia Corp. ...................................      3,189,800
 100,909 Pennzoil-Quaker State Co. .............................      1,551,476
 370,000 Southwestern Energy Co. ...............................      2,590,000
                                                                   ------------
                                                                     12,983,820
                                                                   ------------
         Oil Field Services - 0.9%
 146,200 Lufkin Industries, Inc. ...............................      2,722,975
                                                                   ------------
         Paper & Packaging - 0.7%
 154,050 Tuscarora, Inc. .......................................      2,147,072
                                                                   ------------
         Printing, Publishing, Broadcasting & Entertainment -
           0.9%
  41,300 Banta Corp. ...........................................        986,038
 116,300 Bowne & Co., Inc. .....................................      1,788,112
                                                                   ------------
                                                                      2,774,150
                                                                   ------------
         Real Estate - 3.2%
   6,291 Bradley Real Estate, Inc. REIT.........................        126,606
 230,000 Eastgroup Properties, Inc. REIT........................      4,211,875
  60,000 Innkeepers USA Trust REIT..............................        697,500
  95,000 Parkway Properties, Inc. REIT..........................      3,010,313
 100,000 RFS Hotel Investors, Inc. REIT.........................      1,268,750
  50,000 Sunstone Hotel Investors, Inc.REIT.....................        415,625
                                                                   ------------
                                                                      9,730,669
                                                                   ------------
         Retailing & Wholesale - 2.2%
  48,200 Ethan Allen Interiors, Inc. ...........................      2,301,550
  75,000 Freds, Inc. ...........................................        970,313


  Shares                                                                Value
 COMMON STOCKS - continued
         Retailing & Wholesale - continued
  36,900 Longs Drug Stores Corp. .................................   $ 1,413,731
 200,000 Pier 1 Imports, Inc. ....................................     1,900,000
                                                                     -----------
                                                                       6,585,594
                                                                     -----------
         Telecommunication Services & Equipment - 4.5%
 250,000 Communications Systems, Inc. ............................     2,656,250
 349,695 Hickory Tech Corp. ......................................     4,633,459
 200,000 Scientific Atlanta, Inc. ................................     6,225,000
                                                                     -----------
                                                                      13,514,709
                                                                     -----------
         Textile & Apparel - 0.5%
  53,900 Oxford Industries, Inc. .................................     1,411,506
                                                                     -----------
         Thrift Institutions - 4.7%
  32,500 Abington Bancorp, Inc. ..................................       491,563
  16,800 Bancorp Connecticut, Inc. ...............................       259,350
 228,394 Community Savings Bankshares, Inc. ......................     2,797,826
  92,000 First Coastal Bankshares, Inc. ..........................     2,162,000
   6,000 First Essex Bancorp, Inc. ...............................       106,875
  16,800 *Golden St. Bancorp, Inc. ...............................       313,950
  50,000 Harbor Florida Bancshares, Inc. .........................       556,250
 312,900 Horizon Financial Corp. .................................     4,238,817
  38,000 Jacksonville Bancorp, Inc. ..............................       608,000
  69,200 Metrowest Bank...........................................       441,150
 100,000 St. Paul Bancorp, Inc. ..................................     2,312,500
                                                                     -----------
                                                                      14,288,281
                                                                     -----------
         Transportation - 0.5%
  50,000 ASA Holdings, Inc. ......................................     1,562,500
                                                                     -----------
         Utilities - Electric - 2.6%
 136,800 Madison Gas & Electric Co. ..............................     2,907,000
 135,000 MDU Resources Group, Inc. ...............................     3,105,000
 100,300 Public Service Co. of New Mexico.........................     1,886,894
                                                                     -----------
                                                                       7,898,894
                                                                     -----------
         Utilities - Gas - 5.9%
  82,200 Chesapeake Utilities Corp. ..............................     1,448,775
  15,000 Connecticut Energy Corp. ................................       405,938
  80,000 CTG Resources, Inc. .....................................     1,810,000
  64,800 Delta Natural Gas Co., Inc. .............................     1,166,400
  20,000 Eastern Enterprises......................................       805,000
  27,400 NUI Corp. ...............................................       623,350
  36,600 Public Service Co. of North Carolina, Inc. ..............       848,663
 450,100 Semco Energy, Inc. ......................................     7,314,125
  85,500 UGI Corp. ...............................................     1,875,656
  48,100 Yankee Energy System, Inc. ..............................     1,328,762
                                                                     -----------
                                                                      17,626,669
                                                                     -----------
         Other Securities - 2.0%..................................     6,016,424
                                                                     -----------
         Total Common Stocks
          (cost $251,927,418).....................................   243,877,354
                                                                     -----------

                              E V E R G R E E N
                             Small Cap Value Fund

                       Schedule of Investments (continued)
                          January 31, 1999 (Unaudited)


  Shares                                                                Value
 CONVERTIBLE PREFERRED - 4.6%
         Electrical Equipment &
         Services - 1.6%
 110,000 Pioneer Standard Financial Trust
          6.75%, 144A.............................................   $ 4,620,000
                                                                     -----------
         Finance & Insurance - 1.9%
  12,000 American Heritage Life Investment Corp. 8.50%, PRIDES....       798,000
  80,000 Frontier Financing Trust
          6.25%, TOPRS............................................     3,570,400
 125,000 Philadelphia Consolidated Holdings, Inc. 7.00%, PRIDES...     1,250,000
                                                                     -----------
                                                                       5,618,400
                                                                     -----------
         Leisure & Tourism - 0.9%
 130,000 Lodgian Capital Trust I
          7.00%, CRESTS, 144A.....................................     2,795,000
                                                                     -----------
         Oil/Energy - 0.2%
  26,000 Callon Petroleum Co.
          8.50%, Series A.........................................       702,000
                                                                     -----------
         Total Convertible Preferred
          (cost $19,358,375)......................................    13,735,400
                                                                     -----------

 Principal
   Amount                                                               Value
 CONVERTIBLE DEBENTURES - 11.0%
            Banks - 0.5%
 $1,350,000 Surety Capital Corp.
             9.00%, 3/31/2008......................................   1,350,000
                                                                      ---------
            Business Equipment &
             Services - 1.0%
  1,250,000 Interim Services, Inc.
             4.50%, 6/1/2005.......................................   1,104,687
    200,000 Personnel Group Of America, Inc.
             5.75%, 7/1/2004.......................................     203,250
            Tecnomatix Technologies Ltd.
    500,000 5.25%, 8/15/2004, 144A.................................     369,375
  2,000,000 5.25%, 8/15/2004.......................................   1,477,500
                                                                      ---------
                                                                      3,154,812
                                                                      ---------
            Consumer Products &
             Services - 1.5%
  4,000,000 Action Performance Companies, Inc. 4.75%, 4/1/2005,
             144A..................................................   4,540,000
                                                                      ---------

 Principal
   Amount                                                               Value
 CONVERTIBLE DEBENTURES - continued
            Healthcare Products &
             Services - 3.7%
 $5,000,000 Alpharma, Inc.
             5.75%, 4/1/2005, 144A.................................   $6,825,000
  4,300,000 Carematrix
             6.25%, 8/15/2004......................................    4,412,875
                                                                      ----------
                                                                      11,237,875
                                                                      ----------
            Leisure & Tourism - 1.9%
  2,400,000 Family Golf Centers, Inc.
             5.75%, 10/15/2004, 144A...............................    1,977,000
  3,370,000 Speedway Motorsports, Inc.
             5.75%, 9/30/2003......................................    3,631,175
                                                                      ----------
                                                                       5,608,175
                                                                      ----------
            Retailing & Wholesale - 0.7%
            Central Garden & Pet Co.
    500,000 6.00%, 11/15/2003, 144A................................      437,500
  2,000,000 6.00%, 11/15/2003......................................    1,750,000
                                                                      ----------
                                                                       2,187,500
                                                                      ----------
            Telecommunication Services & Equipment - 1.7%
            Antec Corp.
    500,000 4.50%, 5/15/2003, 144A.................................      563,750
  4,000,000 4.50%, 5/15/2003.......................................    4,510,000
                                                                      ----------
                                                                       5,073,750
                                                                      ----------
            Total Convertible Debentures
             (cost $31,298,620)....................................   33,152,112
                                                                      ----------
 SHORT-TERM INVESTMENTS - 2.6%
            U.S. Government Agency Obligations - 2.6%
            Federal Home Loan Mortgage
             Discount Notes
  6,000,000 4.72%, 2/11/1999.......................................    5,992,134
  2,000,000 4.72%, 2/18/1999.......................................    1,995,542
                                                                      ----------
            Total Short-Term Investments
             (cost $7,987,676).....................................    7,987,676
                                                                      ----------

     Total Investments -
      (cost $310,572,089)...................................  99.2%  298,752,542
     Other Assets and
      Liabilities - net.....................................   0.8     2,488,170
                                                             -----  ------------
     Net Assets............................................. 100.0% $301,240,712
                                                             =====  ============

*    Non-income producing securities.
144A Security that may be resold to "qualified institutional buyers" un-der Rule 144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
CRESTS  Convertible Redeemable Equity Structured Trust Securities
PRIDES  Preferred Redeemable Increased Dividend Equity Securities
REIT    Real Estate Investment Trust
TOPRS   Trust Originated Preferred Securities

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                                 Utility Fund

                       Schedule of Investments (continued)
                          January 31, 1999 (Unaudited)


  Shares                                                               Value
 COMMON STOCKS - 76.4%
           Communication Systems &
            Services - 2.8%
    50,000 *MCI WorldCom, Inc. ..................................   $  3,987,500
                                                                    ------------
           Healthcare Products & Services - 2.1%
   100,000 Mylan Laboratories, Inc. .............................      3,050,000
                                                                    ------------
           Oil/Energy - 3.2%
    70,000 Enron Corp. ..........................................      4,620,000
                                                                    ------------
           Real Estate - 2.9%
   190,000 FelCor Lodging Trust Inc. REIT........................      4,144,375
                                                                    ------------
           Utilities - Electric - 41.3%
   100,000 Central Hudson Gas & Electric Corp. ..................      4,031,250
   100,000 Cinergy Corp. ........................................      3,131,250
 1,000,000 Companhia Paranaense de
            Energia-Copel, Plc, ADR..............................      4,000,000
    70,000 Duke Power Co. .......................................      4,326,875
   100,000 Energy East Corp. ....................................      5,118,750
   170,000 Houston Industries, Inc. .............................      5,163,750
   125,000 Interstate Energy Corp. ..............................      3,593,750
   165,000 MDU Resources Group, Inc. ............................      3,795,000
   225,000 PacifiCorp............................................      4,626,562
   150,000 PP&L Resources, Inc. .................................      4,003,125
   175,000 Public Service Co. of New Mexico......................      3,292,188
   100,000 Public Service Enterprise Group, Inc. ................      3,968,750
   175,000 Sempra Energy.........................................      4,025,000
   140,000 Teco Energy, Inc. ....................................      3,255,000
   135,000 Wisconsin Energy Corp. ...............................      3,510,000
                                                                    ------------
                                                                      59,841,250
                                                                    ------------
           Utilities - Gas - 5.8%
   180,000 Keyspan Energy........................................      4,871,250
    45,000 Northwest Natural Gas Co. ............................      1,057,500
    60,000 Peoples Energy Corp. .................................      2,070,000
    25,000 Semco Energy, Inc. ...................................        406,250
                                                                    ------------
                                                                       8,405,000
                                                                    ------------
           Utilities - Telephone - 18.3%
    25,000 AT&T Corp. ...........................................      2,248,438
   150,000 BellSouth Corp. ......................................      6,693,750
    55,000 Frontier Corp. .......................................      1,986,875
    70,000 GTE Corp. ............................................      4,725,000
    60,000 Sprint Corp. .........................................      5,032,500
    30,000 *Sprint Corp. (PCS Group).............................        956,250
    80,000 U.S. West, Inc. ......................................      4,935,000
                                                                    ------------
                                                                      26,577,813
                                                                    ------------
           Total Common Stocks
            (cost $93,671,648)...................................    110,625,938
                                                                    ------------


  Shares                                                              Value
 CONVERTIBLE PREFERRED - 19.5%
           Communication Systems &
            Services - 3.8%
    70,000 AirTouch Communications, Inc.
            6.00%, Series B.....................................   $  5,486,250
                                                                   ------------
           Printing, Publishing, Broadcasting & Entertainment -
             2.9%
    40,000 Houston Industries, Inc.
            7.00%, ACES (exchangeable for Time Warner, Inc.
            common stock).......................................      4,255,000
                                                                   ------------
           Telecommunication Services &
            Equipment - 2.6%
    70,000 Qualcomm Financial Trust I
            5.75%, 3/01/2012....................................      3,718,750
                                                                   ------------
           Utilities - Electric - 6.7%
    70,000 AES Trust I
            5.375%, Series A, TECONS............................      3,797,500
   135,000 BNDES Participacoes S.A.
            10.50%, DECS........................................      2,092,500
    70,000 Texas Utilities Co.
            9.25%, PRIDES.......................................      3,876,250
                                                                   ------------
                                                                      9,766,250
                                                                   ------------
           Utilities - Telephone - 3.5%
    60,000 Sprint Corp.
            8.25%, DECS
            (exchangeable for Southern N.E. Telephone common
            stock)..............................................      4,998,750
                                                                   ------------
           Total Convertible Preferred
            (cost $22,835,090)..................................     28,225,000
                                                                   ------------

                              E V E R G R E E N
                                 Utility Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)

 Principal
   Amount                                                              Value
 CONVERTIBLE DEBENTURES - 2.3%
            Information Services &
             Technology - 2.3%
 $4,000,000 Adaptec, Inc. 4.75%, 2/1/2004
             (cost $3,530,000)...................................   $  3,330,000
                                                                    ------------

 Principal
   Amount                                                            Value
 SHORT-TERM INVESTMENTS - 1.7%
            Repurchase Agreement - 1.7%
 $2,512,390 Dresdner Bank AG
             4.70%, dated 1/31/1999,
             due 2/1/1999, maturity value $2,512,718 (cost
             $2,512,390)(a)....................................   $  2,512,390
                                                                  ------------

     Total Investments -
      (cost $122,549,128).................................  99.9%  144,693,328
     Other Assets and
      Liabilities - net...................................   0.1       156,584
                                                           -----  ------------
     Net Assets........................................... 100.0% $144,849,912
                                                           =====  ============

*   Non-income producing securities.
(a) At January 29, 1999, the repurchase agreement was collateralized by:
    $2,460,000 U.S. Treasury Notes, 5.50%, 5/31/03; value including ac-crued interest-- $2,563,015.

Summary of Abbreviations:
ACES   Automatically Convertible Equity Securities
ADR    American Depository Receipt
DECS   Dividend Enhanced Convertible Stock
PRIDES Preferred Redeemable Increased Dividend Equity Securities
REIT   Real Estate Investment Trust
TECONS Term Convertible Shares

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                                  Value Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


 Shares                                                                Value
 COMMON STOCKS - 97.8%
         Automotive Equipment & Manufacturing - 1.9%
 115,200 Ford Motor Co. .........................................   $  7,077,600
 131,950 General Motors Corp. ...................................     11,842,513
                                                                    ------------
                                                                      18,920,113
                                                                    ------------
         Banks - 13.5%
 366,300 Bank One Corp. .........................................     19,184,962
 392,000 BankAmerica Corp. ......................................     26,215,000
  85,600 BankBoston Corp. .......................................      3,161,850
 263,300 Chase Manhattan Corp. ..................................     20,257,644
 481,450 Fleet Financial Group, Inc. ............................     21,334,253
 305,000 Republic New York Corp. ................................     11,170,625
 185,700 SouthTrust Corp. .......................................      6,894,112
 748,750 Sovereign Bancorp, Inc. ................................      9,499,766
  55,800 TCF Financial Corp. ....................................      1,245,038
 107,600 Union Planters Corp. ...................................      4,895,800
 260,300 US Bancorp Delaware.....................................      8,768,856
                                                                    ------------
                                                                     132,627,906
                                                                    ------------
         Business Equipment & Services - 1.0%
 326,850 Dun & Bradstreet Corp. .................................      9,968,925
                                                                    ------------
         Chemical & Agricultural
          Products - 2.8%
 173,600 Du Pont (E. I.) De Nemours & Co. .......................      8,886,150
 246,800 Great Lakes Chemical Corp. .............................      9,347,550
 370,850 Morton International, Inc. .............................      9,595,744
                                                                    ------------
                                                                      27,829,444
                                                                    ------------
         Communication Systems &
          Services - 0.4%
  10,000 Lucent Technologies, Inc. ..............................      1,125,625
  34,200 *MCI WorldCom, Inc. ....................................      2,727,450
                                                                    ------------
                                                                       3,853,075
                                                                    ------------
         Consumer Products & Services - 1.1%
 235,450 Fort James Corp. .......................................      8,446,769
  19,600 Gillette Co. ...........................................      1,151,500
  16,800 Procter & Gamble Co. ...................................      1,526,700
                                                                    ------------
                                                                      11,124,969
                                                                    ------------
         Diversified Companies - 2.6%
 267,150 Tenneco, Inc. ..........................................      8,248,256
 228,500 Tyco International Ltd. ................................     17,608,782
                                                                    ------------
                                                                      25,857,038
                                                                    ------------
         Electrical Equipment &
          Services - 5.3%
 145,100 General Electric Co. ...................................     15,217,363
 158,600 Motorola, Inc. .........................................     11,458,850
 282,500 Tandy Corp. ............................................     15,255,000
 216,150 Thomas & Betts Corp. ...................................      9,551,128
                                                                    ------------
                                                                      51,482,341
                                                                    ------------
         Environmental Services - 2.2%
 429,600 Waste Management, Inc. .................................     21,453,150
                                                                    ------------

 Shares                                                                Value
 COMMON STOCKS - continued
         Finance & Insurance - 14.1%
 114,500 American International Group, Inc. .....................   $ 11,786,344
 203,800 Associates First Capital Corp. Cl. A....................      8,266,638
 352,450 Citigroup, Inc. ........................................     19,759,228
  32,600 Federal Home Loan Mortgage Corp. .......................      2,021,200
 171,000 Federal National Mortgage Association...................     12,461,625
 211,300 Greenpoint Financial Corp. .............................      6,920,075
 259,800 Hartford Financial Services Group, Inc. ................     13,493,362
 374,100 Household International, Inc. ..........................     16,437,019
   2,600 Lincoln National Corp. .................................        216,613
 291,700 MBIA, Inc. .............................................     19,124,581
 118,200 Morgan Stanley, Dean Witter,
          Discover & Co. ........................................     10,261,237
 171,000 Provident Co., Inc. ....................................      7,331,625
 238,800 Washington Mutual, Inc. ................................     10,029,600
                                                                    ------------
                                                                     138,109,147
                                                                    ------------
         Food & Beverage Products - 3.6%
 406,600 American Stores Co. ....................................     14,739,250
 622,700 Archer Daniels Midland Co. .............................      9,418,337
  23,700 Coca Cola Co. ..........................................      1,550,869
 283,300 Fortune Brands, Inc. ...................................      9,419,725
                                                                    ------------
                                                                      35,128,181
                                                                    ------------
         Healthcare Products & Services - 3.2%
  20,000 Abbott Laboratories ....................................        928,750
  18,000 Bristol-Myers Squibb Co. ...............................      2,307,375
  18,200 Johnson & Johnson.......................................      1,547,000
  27,800 Lilly (Eli) & Co. ......................................      2,604,512
 415,200 Pharmacia & Upjohn, Inc. ...............................     23,874,000
                                                                    ------------
                                                                      31,261,637
                                                                    ------------
         Information Services &
          Technology - 12.8%
 352,100 *American Power Conversion Corp. .......................     18,001,112
 157,350 *Gateway 2000, Inc. ....................................     12,155,288
 219,400 Hewlett-Packard Co. ....................................     17,195,475
  18,000 Intel Corp. ............................................      2,536,875
  53,850 International Business Machines Corp. ..................      9,868,013
 566,900 *Oracle Systems Corp. ..................................     31,392,087
 310,850 *SCI Systems, Inc. .....................................     17,096,750
 127,800 *Sun Microsystems, Inc. ................................     14,281,650
  52,650 *Synopsys, Inc. ........................................      3,056,991
                                                                    ------------
                                                                     125,584,241
                                                                    ------------
         Iron & Steel - 1.8%
 245,100 AK Steel Holding Corp. .................................      5,101,144
 130,400 Bethlehem Steel Corp. ..................................      1,124,700
 517,400 British Steel Plc ......................................     11,382,800
                                                                    ------------
                                                                      17,608,644
                                                                    ------------
         Oil/Energy - 5.1%
  66,400 Anadarko Petroleum Corp. ...............................      1,796,950
   9,900 Chevron Corp. ..........................................        740,025
 124,300 Exxon Corp. ............................................      8,755,381

                              E V E R G R E E N
                                  Value Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


 Shares                                                                Value
 COMMON STOCKS - continued
         Oil/Energy - continued
 110,800 Mobil Corp. ............................................   $  9,715,775
  49,300 Royal Dutch Petroleum Co. ..............................      1,975,081
 381,400 Texaco, Inc. ...........................................     18,068,825
 320,100 Unocal Corp. ...........................................      9,122,850
                                                                    ------------
                                                                      50,174,887
                                                                    ------------
         Paper & Packaging - 2.8%
 970,800 Louisiana Pacific Corp. ................................     19,476,675
 458,518 Smurfit Container Corp. ................................      7,393,603
                                                                    ------------
                                                                      26,870,278
                                                                    ------------
         Printing, Publishing, Broadcasting &
          Entertainment - 2.8%
 163,100 CBS Corp. ..............................................      5,545,400
  33,000 Disney (Walt) Co. ......................................      1,089,000
 274,000 Tele Communications, Inc. ..............................     18,786,125
  18,500 *Viacom, Inc. Cl. B.....................................      1,572,500
                                                                    ------------
                                                                      26,993,025
                                                                    ------------
         Retailing & Wholesale - 2.7%
 116,500 *Federated Department Stores, Inc. .....................      4,871,156
 300,450 *Tommy Hilfiger Corp. ..................................     21,181,725
                                                                    ------------
                                                                      26,052,881
                                                                    ------------
         Telecommunication Services & Equipment - 2.1%
 116,250 Mediaone Group, Inc. ...................................      6,517,265
 304,050 *Univision Communications, Inc. Cl. A...................     13,644,244
                                                                    ------------
                                                                      20,161,509
                                                                    ------------
         Transportation - 4.5%
 277,500 Burlington Northern Santa Fe Corp. .....................      9,608,437
 429,800 Canadian Pacific Ltd. ..................................      8,730,313
 206,500 CNF Transportation, Inc. ...............................      9,163,438
 186,200 Northwest Airlines Corp. ...............................      4,972,620
 227,900 Union Pacific Corp. ....................................     11,722,606
                                                                    ------------
                                                                      44,197,414
                                                                    ------------


 Shares                                                                Value
 COMMON STOCKS - continued
         Utilities - Electric - 2.9%
 290,000 CMS Energy Corp. .......................................   $ 12,415,625
  62,900 GPU, Inc. ..............................................      2,681,112
 444,800 Houston Industries, Inc. ...............................     13,510,800
                                                                    ------------
                                                                      28,607,537
                                                                    ------------
         Utilities - Gas - 1.5%
 389,700 NICOR, Inc. ............................................     15,027,806
                                                                    ------------
         Utilities - Telephone - 7.1%
 173,750 Ameritech Corp. ........................................     11,315,469
 228,400 AT&T Corp. .............................................     20,727,300
 164,500 Bell Atlantic Corp. ....................................      9,870,000
  65,400 BellSouth Corp. ........................................      2,918,475
 145,450 GTE Corp. ..............................................      9,817,875
 244,450 U.S. West, Inc. ........................................     15,079,509
                                                                    ------------
                                                                      69,728,628
                                                                    ------------
         Total Common Stocks
          (cost $773,762,829)....................................    958,622,776
                                                                    ------------

  Principal
   Amount                                                              Value
 SHORT-TERM INVESTMENTS - 2.4%
             U.S. Government Agency Obligations - 2.4%
 $22,856,000 Federal Agricultural Mortgage
              Corp. 4.62%, 2/1/1999 (cost $22,856,000)...........     22,856,000
                                                                    ------------

     Total Investments -
      (cost $796,618,829).................................. 100.2%  981,478,776
     Other Assets and
      Liabilities - net....................................  (0.2)   (1,562,834)
                                                            -----  ------------
     Net Assets............................................ 100.0% $979,915,942
                                                            =====  ============

* Non-income producing securities.


                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Growth and Income Funds

                      Statements of Assets and Liabilities
                          January 31, 1999 (Unaudited)

                                                          Growth         Income
                                            Equity         and            and        Small Cap
                             Blue Chip      Income        Income         Growth        Value        Utility        Value
                                Fund         Fund          Fund           Fund          Fund          Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............   $374,856,441 $132,842,408 $1,668,139,451  $859,900,783  $310,572,089  $122,549,128  $796,618,829
 Net unrealized gains or
  losses on securities...    113,910,296   29,600,343    427,167,511    14,933,603   (11,819,547)   22,144,200   184,859,947
-----------------------------------------------------------------------------------------------------------------------------
 Market value of
  securities.............    488,766,737  162,442,751  2,095,306,962   874,834,386   298,752,542   144,693,328   981,478,776
 Cash....................            713        1,284        106,561        66,693        56,959             0        42,976
 Foreign currency (cost
  $0, $0, $0, $3,885,728,
  $0, $0, and $0,
  respectively)..........              0            0              0     3,886,789             0             0             0
 Receivable for
  securities sold........      3,760,330    1,935,019     10,215,042     4,305,568       233,470     8,568,101    13,972,497
 Receivable for Fund
  shares sold............      2,263,061       80,301      1,708,330        84,602     4,321,782       144,734       425,568
 Dividends and interest
  receivable.............        379,229      284,014      1,311,643     2,198,210       802,081       882,195     1,177,810
 Prepaid expenses and
  other assets...........        112,559       22,344         95,009        66,267        41,690        28,661        57,557
-----------------------------------------------------------------------------------------------------------------------------
  Total assets...........    495,282,629  164,765,713  2,108,743,547   885,442,515   304,208,524   154,317,019   997,155,184
-----------------------------------------------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............     12,568,757    1,311,238     30,217,159    10,490,744     1,618,750     9,221,035    14,764,125
 Payable for Fund shares
  redeemed...............        882,534      236,904      6,322,800     1,460,048       964,395       116,572     1,668,281
 Advisory fee payable....        238,219       85,677      1,577,750       740,574       259,917        63,392       410,915
 Distribution Plan
  expenses payable.......        114,892       73,731        436,948        21,135        81,553        36,893       215,700
 Due to other related
  parties................          6,317        2,955              0             0             0         3,403        25,958
 Accrued expenses and
  other liabilities......         62,926       18,686        543,932       397,012        43,197        25,812       154,263
-----------------------------------------------------------------------------------------------------------------------------
  Total liabilities......     13,873,645    1,729,191     39,098,589    13,109,513     2,967,812     9,467,107    17,239,242
-----------------------------------------------------------------------------------------------------------------------------
 Net assets..............   $481,408,984 $163,036,522 $2,069,644,958  $872,333,002  $301,240,712  $144,849,912  $979,915,942
-----------------------------------------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........   $345,079,983 $121,828,719 $1,637,043,445  $862,334,333  $330,048,009  $123,228,198  $702,091,992
 Undistributed
  (overdistributed) net
  investment income......         39,183      575,864       (150,813)   13,093,058        67,241        32,678      (155,681)
 Accumulated net realized
  gains or losses on
  securities and foreign
  currency related
  transactions...........     22,379,522   11,031,596      5,584,548   (18,029,939)  (17,054,991)     (555,164)   93,119,684
 Net unrealized gains or
  losses on securities
  and foreign currency
  related transactions...    113,910,296   29,600,343    427,167,778    14,935,550   (11,819,547)   22,144,200   184,859,947
-----------------------------------------------------------------------------------------------------------------------------
 Total net assets........   $481,408,984 $163,036,522 $2,069,644,958  $872,333,002  $301,240,712  $144,849,912  $979,915,942
-----------------------------------------------------------------------------------------------------------------------------
 Net assets consist of
 Class A.................   $340,292,978 $ 52,668,635 $  286,027,701  $ 13,379,023  $ 74,509,741  $ 94,953,830  $479,970,015
 Class B.................    140,231,442   90,736,212    985,367,391    51,033,169   125,716,900    46,418,758   337,559,484
 Class C.................        884,564   19,382,507     45,820,338     1,074,297    25,769,887       629,717     4,492,085
 Class Y.................            --       249,168    752,429,528   806,846,513    75,244,184     2,847,607   157,894,358
-----------------------------------------------------------------------------------------------------------------------------
                            $481,408,984 $163,036,522 $2,069,644,958  $872,333,002  $301,240,712  $144,849,912  $979,915,942
-----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding
 Class A.................     10,782,409    2,734,450     10,055,806       649,836     5,099,381     8,714,406    20,163,970
 Class B.................      4,473,639    4,738,484     35,015,037     2,500,100     8,652,109     4,258,428    14,212,581
 Class C.................         28,142    1,011,011      1,627,989        52,629     1,775,316        57,786       189,291
 Class Y.................             --       12,969     26,396,915    39,171,763     5,146,616       261,270     6,631,694
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class A.................   $      31.56 $      19.26 $        28.44  $      20.59  $      14.61  $      10.90  $      23.80
-----------------------------------------------------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%)..............   $      33.13 $      20.22 $        29.86  $      21.62  $      15.34  $      11.44  $      24.99
-----------------------------------------------------------------------------------------------------------------------------
 Class B.................   $      31.35 $      19.15 $        28.14  $      20.41  $      14.53  $      10.90  $      23.75
-----------------------------------------------------------------------------------------------------------------------------
 Class C.................   $      31.43 $      19.17 $        28.15  $      20.41  $      14.52  $      10.90  $      23.73
-----------------------------------------------------------------------------------------------------------------------------
 Class Y.................             -- $      19.21 $        28.50  $      20.60  $      14.62  $      10.90  $      23.81
-----------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Growth and Income Funds

                            Statements of Operations
                 Six Months Ended January 31, 1999 (Unaudited)

                                                         Growth        Income
                                            Equity         and          and        Small Cap
                             Blue Chip      Income       Income        Growth        Value       Utility       Value
                               Fund          Fund         Fund          Fund          Fund         Fund         Fund
-------------------------------------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $19,622,
  $4,315, $282,295, $0,
  $0, $63,834 and $0,
  respectively)..........   $ 2,331,345  $  1,681,404  $12,284,469  $ 23,388,813  $  4,448,140  $3,481,061  $  8,416,391
 Interest................       978,397       581,620    7,845,816     1,473,140     1,463,069     187,179     1,223,985
-------------------------------------------------------------------------------------------------------------------------
 Total investment
  income.................     3,309,742     2,263,024   20,130,285    24,861,953     5,911,209   3,668,240     9,640,376
-------------------------------------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............     1,263,145       507,662    8,999,624     4,347,516     1,492,844     362,777     2,334,043
 Distribution Plan
  expenses...............       989,226       628,361    5,354,259       278,223       841,126     351,193     2,170,124
 Transfer agent fee......       546,967       164,782    2,627,334       837,156       472,564     127,540       865,512
 Administrative services
  fees...................        31,144        13,351            0             0             0      19,078       122,756
 Trustees' fees and
  expenses...............         5,678         2,018       22,072        12,040         3,081       1,505        17,300
 Other...................       125,119       114,838      589,616       325,787        86,187      47,634       180,192
-------------------------------------------------------------------------------------------------------------------------
  Total expenses.........     2,961,279     1,431,012   17,592,905     5,800,722     2,895,802     909,727     5,689,927
  Less: Fee credits......        (7,577)       (3,644)     (39,394)      (20,572)      (17,071)     (2,956)      (16,320)
-------------------------------------------------------------------------------------------------------------------------
  Net expenses...........     2,953,702     1,427,368   17,553,511     5,780,150     2,878,731     906,771     5,673,607
-------------------------------------------------------------------------------------------------------------------------
 Net investment income...       356,040       835,656    2,576,774    19,081,803     3,032,478   2,761,469     3,966,769
-------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions
 Net realized gains or
  losses on:
  Securities.............    23,876,928    14,577,533    5,460,482    11,230,833   (17,096,277)   (546,693)   98,276,360
  Foreign currency
   related transactions..             0             0            0      (190,424)            0           0           558
-------------------------------------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and foreign currency
  related transactions...    23,876,928    14,577,533    5,460,482    11,040,409   (17,096,277)   (546,693)   98,276,918
-------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
  gains or losses on
  securities and foreign
  currency related
  transactions...........    28,781,626   (12,802,526)  (2,919,804)  (32,724,672)   (1,477,616)  4,971,291   (30,794,617)
-------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions...    52,658,554     1,775,007    2,540,678   (21,684,263)  (18,573,893)  4,424,598    67,482,301
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations........   $53,014,594  $  2,610,663  $ 5,117,452  $ (2,602,460) $(15,541,415) $7,186,067  $ 71,449,070
-------------------------------------------------------------------------------------------------------------------------


                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Growth and Income Funds

                      Statements of Changes in Net Assets
                 Six Months Ended January 31, 1999 (Unaudited)

                                        Equity       Growth and     Income and      Small Cap
                        Blue Chip       Income         Income         Growth          Value        Utility         Value
                          Fund           Fund           Fund           Fund           Fund           Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment
  income...........   $     356,040  $    835,656  $    2,576,774  $  19,081,803  $   3,032,478  $  2,761,469  $   3,966,769
 Net realized gains
  or losses on
  securities and
  foreign currency
  related
  transactions.....      23,876,928    14,577,533       5,460,482     11,040,409    (17,096,277)     (546,693)    98,276,918
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions.....      28,781,626   (12,802,526)     (2,919,804)   (32,724,672)    (1,477,616)    4,971,291    (30,794,617)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations......      53,014,594     2,610,663       5,117,452     (2,602,460)   (15,541,415)    7,186,067     71,449,070
-----------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment
  income
  Class A..........        (301,891)     (322,926)       (618,275)      (270,374)      (755,525)   (1,918,706)    (2,354,330)
  Class B..........               0      (302,935)              0       (911,505)    (1,072,671)     (741,748)      (679,263)
  Class C..........               0       (63,972)              0        (19,723)      (212,803)       (8,070)        (9,129)
  Class Y..........               0          (928)     (2,470,200)   (18,246,900)    (1,097,600)      (52,399)      (996,936)
 Net realized gains
  Class A..........     (22,171,083)   (6,542,911)     (8,009,500)    (1,297,466)      (792,880)  (10,191,078)    (2,706,113)
  Class B..........     (10,585,999)  (12,308,775)    (27,000,584)    (4,982,320)    (1,601,327)   (4,842,643)    (1,893,542)
  Class C..........         (50,576)   (2,556,957)     (1,332,807)      (108,434)      (315,684)      (52,067)       (26,406)
  Class Y..........               0       (19,678)    (20,777,901)   (79,113,403)      (998,252)     (304,419)      (926,882)
-----------------------------------------------------------------------------------------------------------------------------
  Total
   distributions to
   shareholders....     (33,109,549)  (22,119,082)    (60,209,267)  (104,950,125)    (6,846,742)  (18,111,130)    (9,592,601)
-----------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from
  shares sold......     189,275,854    23,884,142     223,145,876     10,894,748    132,564,757     8,382,531     31,073,041
 Payment for shares
  redeemed.........    (160,647,806)  (41,400,459)   (302,663,731)   (77,088,435)  (121,856,536)   (9,337,129)  (112,348,121)
 Net asset value of
  shares issued in
  reinvestment of
  distributions....      29,467,826    20,684,226      56,933,750     95,425,447      5,834,565    15,473,260      8,512,187
-----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   capital share
   transactions....      58,095,874     3,167,909     (22,584,105)    29,231,760     16,542,786    14,518,662    (72,762,893)
-----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets.....      78,000,919   (16,340,510)    (77,675,920)   (78,320,825)    (5,845,371)    3,593,599    (10,906,424)
 Net assets
 Beginning of
  period...........     403,408,065   179,377,032   2,147,320,878    950,653,827    307,086,083   141,256,313    990,822,366
-----------------------------------------------------------------------------------------------------------------------------
 End of period.....   $ 481,408,984  $163,036,522  $2,069,644,958  $ 872,333,002  $ 301,240,712  $144,849,912  $ 979,915,942
-----------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed)
  net investment
  income...........   $      39,183  $    575,864  $     (150,813) $  13,093,058  $      67,241  $     32,678  $    (155,681)
-----------------------------------------------------------------------------------------------------------------------------


                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Growth and Income Funds

                      Statements of Changes In Net Assets
                            Year Ended July 31, 1998

                                        Equity       Growth and     Income and     Small Cap
                        Blue Chip       Income         Income         Growth         Value        Utility          Value
                         Fund(a)         Fund           Fund           Fund           Fund          Fund           Fund
------------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment
  income............   $    679,874  $    822,896  $    6,817,383  $  43,781,531  $  3,555,813  $  4,733,754  $    15,139,414
 Net realized gains
  or losses on
  securities and
  foreign currency
  related
  transactions......     45,182,166    21,844,245      89,769,570     88,075,454     4,125,256    16,449,359      382,225,398
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions......     18,537,520    (1,065,798)     54,312,938    (54,214,289)  (17,882,408)      197,673     (290,896,507)
------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting
   from operations..     64,399,560    21,601,343     150,899,891     77,642,696   (10,201,339)   21,380,786      106,468,305
------------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment
  income
  Class A...........       (572,879)     (457,652)     (1,133,476)      (582,857)     (585,054)   (3,623,474)      (4,928,756)
  Class B...........       (753,205)     (258,225)              0     (1,826,984)     (875,495)   (1,224,827)      (1,461,990)
  Class C...........            (10)      (55,586)              0        (40,251)     (178,326)      (12,408)         (15,608)
  Class Y...........              0          (895)     (5,146,565)   (41,136,147)   (1,701,966)      (71,410)     (11,332,854)
 Net realized gains
  Class A...........              0    (3,551,251)     (7,164,362)      (827,257)     (213,842)   (8,654,842)     (79,220,878)
  Class B...........    (51,043,219)   (7,082,118)    (23,729,561)    (3,160,159)     (507,582)   (3,545,873)     (55,199,824)
  Class C...........              0    (1,542,452)     (1,087,731)       (63,045)     (100,773)      (34,234)        (713,832)
  Class Y...........              0        (3,495)    (23,937,007)   (58,431,404)     (758,969)     (166,884)     (82,980,185)
------------------------------------------------------------------------------------------------------------------------------
  Total
   distributions to
   shareholders.....    (52,369,313)  (12,951,674)    (62,198,702)  (106,068,104)   (4,922,007)  (17,333,952)    (235,853,927)
------------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from
  shares sold.......    114,811,777    40,160,932     982,241,448     36,821,129   324,098,172    27,354,893      209,984,754
 Payment for shares
  redeemed..........    (99,812,547)  (44,846,695)   (402,984,465)  (109,733,628)  (64,094,835)  (24,559,873)  (1,216,417,479)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.....     45,932,435    12,075,357      54,748,017     95,522,782     3,360,906     4,031,786      202,246,215
 Net asset value of
  shares issued in
  acquisition of:
  Blanchard Growth &
   Income Fund......     17,510,672             0               0              0             0             0                0
  Virtus Style
   Manager Fund.....              0             0      75,922,310              0             0             0                0
  Virtus Style
   Manager; Large
   Cap Fund.........              0             0               0              0             0             0      104,172,578
------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting
   from capital
   share
   transactions.....     78,442,337     7,389,594     709,927,310     22,610,283   263,364,243     6,826,806     (700,013,932)
------------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets......     90,472,584    16,039,263     798,628,499     (5,815,125)  248,240,897    10,873,640     (829,399,554)
 Net assets
 Beginning of
  period............    312,935,481   163,337,769   1,348,692,379    956,468,952    58,845,186   130,382,673    1,820,221,920
------------------------------------------------------------------------------------------------------------------------------
 End of period......   $403,408,065  $179,377,032  $2,147,320,878  $ 950,653,827  $307,086,083  $141,256,313  $   990,822,366
------------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed)
  net investment
  income............   $    (14,966) $    430,969  $      360,888  $  13,459,757  $    173,362  $     (7,868) $       (82,792)
------------------------------------------------------------------------------------------------------------------------------

(a) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August to July, effective July 31, 1998.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Growth and Income Funds

                       Statement of Changes in Net Assets
                           Year Ended August 31, 1997

                                                                    Blue Chip
                                                                       Fund
--------------------------------------------------------------------------------
 Operations
 Net investment income...........................................  $  1,381,103
 Net realized gains or losses on securities and foreign currency
  related transactions...........................................    42,377,987
 Net change in unrealized gains or losses on securities and
  foreign currency related transactions..........................    35,362,301
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations...........    79,121,391
--------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class B........................................................    (2,021,947)
 From net realized gain
  Class B........................................................   (30,039,258)
--------------------------------------------------------------------------------
  Total distributions to shareholders............................   (32,061,205)
--------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.......................................   103,353,377
 Payment for shares redeemed.....................................   (89,890,447)
 Net asset value of shares issued in reinvestment of
  distributions..................................................    27,593,101
--------------------------------------------------------------------------------
  Net increase in net assets resulting from capital share
   transactions..................................................    41,056,031
--------------------------------------------------------------------------------
   Total increase in net assets..................................    88,116,217
 Net assets
 Beginning of period.............................................   224,819,264
--------------------------------------------------------------------------------
 End of period...................................................  $312,935,481
--------------------------------------------------------------------------------
 Undistributed net investment income.............................  $     16,188
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

              Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Growth and Income Funds consist of Evergreen Blue Chip Fund ("Blue Chip Fund"), Evergreen Equity Income Fund ("Equity Income Fund") (for-merly Evergreen Fund for Total Return), Evergreen Growth and Income Fund ("Growth and Income Fund"), Evergreen Income and Growth Fund ("Income and Growth Fund"), Evergreen Small Cap Value Fund ("Small Cap Value Fund") (for-merly Evergreen Small Cap Equity Income Fund), Evergreen Utility Fund ("Utility Fund") and Evergreen Value Fund ("Value Fund"), (collectively, the "Funds"). Each Fund is a diversified series of the Evergreen Equity Trust (the "Trust"), a Delaware business Trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional in-vestors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Corporate bonds, U.S. Government obligations, mortgage and other asset backed securities and other fixed income securities are valued at prices provided by an indepen-dent pricing service. In determining value for normal institutional-size trans-actions, the pricing service uses methods based on market transactions for com-parable securities and analysis of various relationships between similar secu-rities, which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service, includ-ing restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. Short-term in-vestments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the mar-ket value of the securities pledged falls below the carrying value of the re-purchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines es-tablished by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, Blue Chip Fund and Equity Income Fund, along with certain other funds managed by Evergreen Investment Management Company

("EIMC") (formerly Keystone Investment Management Company), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading ac-count. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of ex-change; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates is a component of net unrealized gains or losses on se-curities and foreign currency related transactions. Net realized foreign cur-rency gains or losses on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the differ-ence between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on securities.

D. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gains or losses on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes, which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

F. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

G. Distributions
Distributions from net investment income for the Funds, except Utility Fund, are declared and paid quarterly. Distributions from net investment income for Utility Fund are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to sharehold-ers are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statements amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for certain distributions received from real estate investment trusts and certain operating expenses.

Certain distributions paid during previous years have been reclassified to con-form to current year presentation.

H. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

I. Organization Expenses
Organization expenses for Small Cap Value Fund are amortized over a five-year period on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, re-demption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. As of Janu-ary 31, 1999 all organization expenses for Small Cap Value Fund have been fully amortized.

3. REORGANIZATION OF EVERGREEN VALUE FUND

On January 21, 1998, Value Fund, Class Y, executed a redemption in-kind trans-action of $793,367,277. This transaction resulted in the liquidation of sub-stantially all of the net assets of Value Fund, Class Y shares. In turn, the assets were transferred to Evergreen Select Diversified Value Fund ("Select Di-versified Value Fund"), Class I, an institutional balanced fund.

To fund this redemption, investment securities, excluding cash and cash equiva-lents, with a market value of $774,879,156, including unrealized appreciation of $221,367,103, were transferred. Additionally the Fund used cash and cash equivalents of $23,488,121 to complete the transaction. The gains from this sale of securities are not taxable to the Value Fund and are not required to be distributed for federal income tax purposes.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

EIMC serves as the investment advisor to Blue Chip Fund and Equity Income Fund. In return for providing investment advisory services to Blue Chip Fund and Eq-uity Income Fund, the Funds pay EIMC an advisory fee that is calculated daily and paid monthly. The advisory fee for Blue Chip Fund is determined by applying percentage rates, starting at 0.70% and declining as assets increase to 0.35% per annum, to the average daily net asset value of the Fund. The advisory fee for Equity Income Fund is computed at an annual rate of 1.50% of Equity Income Fund's gross dividend and interest income plus an amount determined by applying percentage rates, starting at 0.60% and declining to 0.30% per annum as net as-sets increase, to the average daily net asset value of the Fund.

Evergreen Investment Management ("EIM"), formerly Capital Management Group, a division of First Union National Bank ("FUNB"), serves as the investment advi-sor to Utility Fund and Value Fund and is paid an advisory fee that is computed and paid monthly at an annual rate of 0.50% of each Fund's average daily net assets.

Evergreen Asset Management Corp. ("EAMC"), a wholly owned subsidiary of First Union, serves as the investment advisor to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund and is paid an advisory fee that is com-puted daily and paid monthly based on each Fund's average daily net assets, in accordance with the following schedule:

         First $750 million......................................... 1.00%
         Next $250 million.......................................... 0.90%
         Over $1 billion............................................ 0.80%

Lieber & Company, an affiliate of First Union, provides investment sub-advisory services to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund. Expenses associated with these services are a cost of EAMC and are not a fund expense.

Lieber & Company also provides brokerage services to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund with respect to substantially all security transactions of the Funds effected on the New York or American Stock Exchanges. For the six months ended January 31, 1999, Income and Growth, Growth and Income and Small Cap Value Fund incurred broker commissions of $543,687, $688,394 and $167,765, respectively, with Lieber & Company.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and The BISYS Group, Inc. ("BISYS") serves as the sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equip-ment and personnel. As sub-administrator to the Funds, BISYS provides the offi-cers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net asset value of the Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net as-set value of the Fund.

For the six months ended January 31, 1999, Utility Fund and Value Fund paid or accrued to EIS and BISYS the following amounts for administrative and sub-ad-ministrative services:

                                     Administration     Sub-administration
                                          Fee                  Fee
                                   -----------------------------------------
       Utility Fund..................   $15,246               $ 3,832
       Value Fund....................    98,099                24,657

For Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund, the administration and sub-administration fee is paid by the investment advisor and is not a fund expense. For the six months ended January 31, 1999, Blue Chip Fund and Equity Income Fund reimbursed EIMC for certain accounting and adminis-trative expenses amounting to $31,144 and $13,351, respectively.

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

5. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

For the six months ended January 31, 1999, amounts accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                            Class A   Class B   Class C
                                          ------------------------------
         Blue Chip Fund.................... $346,630 $  639,119 $  3,477
         Equity Income Fund................   63,273    467,317   97,771
         Growth and Income Fund............  353,842  4,764,678  235,739
         Income and Growth Fund............   16,975    255,701    5,547
         Small Cap Value Fund..............   75,424    637,676  128,026
         Utility Fund......................  120,749    227,949    2,495
         Value Fund........................  568,397  1,580,189   21,538

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

6. ACQUISITIONS

Effective on the close of business on February 27, 1998, Blue Chip Fund ac-quired substantially all of the assets and assumed certain liabilities of Blanchard Growth & Income Fund, an open-end management investment company reg-istered under the 1940 Act, in exchange of shares. The net assets were ex-changed through a tax-free exchange for 596,231 shares of Class A of Blue Chip Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $5,643,636. The net assets of Blue Chip Fund and Blanchard Growth & Income Fund immediately prior to the acquisition were $347,931,473 and $17,510,672, respectively. The aggregate net assets of Blue Chip Fund immediately after the acquisition were $365,442,145.

Effective on the close of business on February 27, 1998, Growth and Income Fund acquired substantially all of the assets and assumed certain liabilities of Virtus Style Manager Fund, an open-end management investment company registered under the 1940 Act, in exchange of shares. The net assets were exchanged through a tax-free exchange for 2,555,807 shares of Class Y of Growth and In-come Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $10,049,313. The net assets of Growth and In-come Fund and Virtus Style Manager Fund immediately prior to the acquisition were $1,869,405,194 and $75,922,310, respectively. The aggregate net assets of Growth and Income Fund immediately after the acquisition were $1,945,327,504.

Effective on the close of business on February 27, 1998, Value Fund acquired substantially all of the assets and assumed certain liabilities of Virtus Style Manager; Large Cap Fund, an open-end management investment company registered under the 1940 Act, in an exchange of shares. The net assets were exchanged through a tax-free exchange for 3,109,878 and 924,632 shares of Class A and Class Y of Value Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $28,824,982. The net assets of Value Fund and Virtus Style Manager; Large Cap Fund immediately prior to the acquisi-tion were $993,264,782 and $104,172,577, respectively. The aggregate net assets of Value Fund immediately after the acquisition were $1,097,437,360.

7. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Blue Chip currently does not have any Class Y shares. Transactions in shares of the Funds were as fol-lows:

Blue Chip Fund

                              Six Months Ended              Year Ended                Year Ended
                              January 31, 1999          July 31, 1998 (a)           August 31, 1997
                          -------------------------  -------------------------  ------------------------
                            Shares       Amount        Shares       Amount        Shares       Amount
---------------------------------------------------------------------------------------------------------
Class A
Shares sold.............   4,326,992  $ 124,839,750     812,276  $  24,596,278           0             0
Automatic conversion of
 Class B shares to Class
 A shares...............     899,942     27,236,701   9,140,449    250,374,069           0             0
Shares redeemed.........  (3,587,049)  (101,890,425) (1,203,287)   (36,027,532)          0             0
Shares issued on
 reinvestment of
 distribution...........     682,100     19,381,644      14,697        447,340           0             0
Shares issued in
 acquisition of
 Blanchard Growth and
 Income Fund............           0              0     596,231     17,510,672           0             0
---------------------------------------------------------------------------------------------------------
Net increase............   2,321,985     69,567,670   9,360,366    256,900,827           0             0
---------------------------------------------------------------------------------------------------------
Class B
Shares sold.............   2,161,876     62,310,801   3,020,854     89,396,767   3,800,615  $103,353,377
Automatic conversion of
 Class B shares to Class
 A shares...............    (899,942)   (27,236,701) (9,140,449)  (250,374,069)          0             0
Shares redeemed.........  (1,928,261)   (56,679,724) (2,178,914)   (63,756,605) (3,349,695)  (89,890,447)
Shares issued on
 reinvestment of
 distribution...........     355,115     10,035,608   1,678,649     45,485,085   1,079,325    27,593,101
---------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    (311,212)   (11,570,016) (6,619,860)  (179,248,822)  1,530,245    41,056,031
---------------------------------------------------------------------------------------------------------
Class C
Shares sold.............      71,071      2,125,303      26,608        818,732           0             0
Shares redeemed.........     (70,373)    (2,077,657)       (949)       (28,410)          0             0
Shares issued on
 reinvestment of
 distribution...........       1,785         50,574           0             10           0             0
---------------------------------------------------------------------------------------------------------
Net increase............       2,483         98,220      25,659        790,332           0             0
---------------------------------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 capital share
 transactions...........              $  58,095,874              $  78,442,337              $ 41,056,031
---------------------------------------------------------------------------------------------------------

(a) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.

Equity Income Fund

                               Six Months Ended             Year Ended
                               January 31, 1999            July 31, 1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............     370,486  $  7,284,373     405,327  $  8,477,777
Shares redeemed...........    (412,833)   (8,112,134)   (476,275)   (9,979,937)
Shares issued on
 reinvestment of
 distribution.............     343,876     6,512,096     192,513     3,761,047
-------------------------------------------------------------------------------
Net increase..............     301,529     5,684,335     121,565     2,258,887
-------------------------------------------------------------------------------
Class B
Shares sold...............     683,888    13,688,515   1,312,799    27,194,053
Shares redeemed...........  (1,471,602)  (28,845,823) (1,328,176)  (27,515,826)
Shares issued on
 reinvestment of
 distribution.............     621,368    11,690,630     348,818     6,752,535
-------------------------------------------------------------------------------
Net increase (decrease)...    (166,346)   (3,466,678)    333,441     6,430,762
-------------------------------------------------------------------------------
Class C
Shares sold...............     131,514     2,642,632     212,115     4,372,780
Shares redeemed...........    (217,311)   (4,302,891)   (349,166)   (7,245,174)
Shares issued on
 reinvestment of
 distribution.............     130,654     2,460,894      80,168     1,557,317
-------------------------------------------------------------------------------
Net increase (decrease)...      44,857       800,635     (56,883)   (1,315,077)
-------------------------------------------------------------------------------
Class Y*
Shares sold...............      13,689       268,622       5,560       116,322
Shares redeemed...........      (6,948)     (139,611)     (5,138)     (105,758)
Shares issued on
 reinvestment of
 distribution.............       1,091        20,606         228         4,458
-------------------------------------------------------------------------------
Net increase..............       7,832       149,617         650        15,022
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions.......              $  3,167,909              $  7,389,594
--------------------------------------------------------------------------------

Growth and Income Fund

                               Six Months Ended              Year Ended
                               January 31, 1999            July 31, 1998
                           -------------------------  -------------------------
                             Shares       Amount        Shares       Amount
--------------------------------------------------------------------------------
Class A
Shares sold..............   2,717,801  $  74,944,584   7,300,804  $ 214,673,895
Shares redeemed..........  (3,130,970)   (86,422,362) (3,520,816)  (103,702,934)
Shares issued on
 reinvestment of
 distribution............     300,474      8,411,837     287,118      8,071,240
--------------------------------------------------------------------------------
Net increase (decrease)..    (112,695)    (3,065,941)  4,067,106    119,042,201
--------------------------------------------------------------------------------
Class B
Shares sold..............   3,242,125     87,661,203  16,476,196    481,475,327
Shares redeemed..........  (3,777,880)  (101,929,718) (2,725,060)   (79,579,083)
Shares issued on
 reinvestment of
 distribution............     944,997     26,223,708     837,176     23,198,143
--------------------------------------------------------------------------------
Net increase.............     409,242     11,955,193  14,588,312    425,094,387
--------------------------------------------------------------------------------
Class C
Shares sold..............     305,638      8,273,924   1,131,563     32,986,181
Shares redeemed..........    (459,504)   (12,491,296)   (317,773)    (9,241,480)
Shares issued on
 reinvestment of
 distribution............      45,433      1,261,217      38,010      1,053,643
--------------------------------------------------------------------------------
Net increase (decrease)..    (108,433)    (2,956,155)    851,800     24,798,344
--------------------------------------------------------------------------------
Class Y
Shares sold..............   1,908,120     52,266,165   8,658,868    253,053,137
Shares redeemed..........  (3,709,933)  (101,820,355) (7,135,642)  (210,408,060)
Shares issued on
 reinvestment of
 distribution............     749,966     21,036,988     797,581     22,424,991
Shares issued in
 acquisition of Virtus
 Style Manager Fund......           0              0   2,555,807     75,922,310
--------------------------------------------------------------------------------
Net increase (decrease)..  (1,051,847)   (28,517,202)  4,876,614    140,992,378
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions............              $ (22,584,105)             $ 709,927,310

--------------------------------------------------------------------------------

Income and Growth Fund

                               Six Months Ended             Year Ended
                               January 31, 1999            July 30, 1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............      58,129  $  1,222,305     204,121  $  4,959,183
Shares redeemed...........    (125,770)   (2,643,188)   (112,612)   (2,739,976)
Shares issued on
 reinvestment of
 distribution.............      70,356     1,471,407      56,318     1,325,926
-------------------------------------------------------------------------------
Net increase..............       2,715        50,524     147,827     3,545,133
-------------------------------------------------------------------------------
Class B
Shares sold...............     152,440     3,204,175     633,299    15,295,755
Shares redeemed...........    (284,853)   (5,964,912)   (310,711)   (7,455,874)
Shares issued on
 reinvestment of
 distribution.............     264,999     5,499,804     198,183     4,626,554
-------------------------------------------------------------------------------
Net increase..............     132,586     2,739,067     520,771    12,466,435
-------------------------------------------------------------------------------
Class C
Shares sold...............       5,957       126,523      27,805       674,067
Shares redeemed...........     (13,238)     (272,856)    (16,763)     (402,792)
Shares issued on
 reinvestment of
 distribution.............       5,267       109,309       3,708        86,620
-------------------------------------------------------------------------------
Net increase (decrease)...      (2,014)      (37,024)     14,750       357,895
-------------------------------------------------------------------------------
Class Y
Shares sold...............     300,883     6,341,745     641,797    15,892,124
Shares redeemed...........  (3,240,570)  (68,207,479) (4,066,667)  (99,134,986)
Shares issued on
 reinvestment of
 distribution.............   4,220,269    88,344,927   3,795,361    89,483,682
-------------------------------------------------------------------------------
Net increase..............   1,280,582    26,479,193     370,491     6,240,820
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions.......              $ 29,231,760              $ 22,610,283
-------------------------------------------------------------------------------

Small Cap Value Fund

                               Six Months Ended             Year Ended
                               January 31, 1999            July 31, 1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............   6,045,592  $ 88,589,723   4,328,382  $ 72,341,164
Shares redeemed...........  (4,485,999)  (65,838,837) (1,207,491)  (20,046,565)
Shares issued on
 reinvestment of
 distribution.............     102,911     1,496,736      45,725       753,748
-------------------------------------------------------------------------------
Net increase..............   1,662,504    24,247,622   3,166,616    53,048,347
-------------------------------------------------------------------------------
Class B
Shares sold...............   1,799,514    26,238,034   8,426,642   140,304,860
Shares redeemed...........  (1,631,929)  (23,632,815)   (803,676)  (13,366,175)
Shares issued on
 reinvestment of
 distribution.............     176,678     2,559,231      79,883     1,323,369
-------------------------------------------------------------------------------
Net increase..............     344,263     5,164,450   7,702,849   128,262,054
-------------------------------------------------------------------------------
Class C
Shares sold...............     511,050     7,438,068   1,760,785    29,361,569
Shares redeemed...........    (443,266)   (6,377,682)   (281,072)   (4,699,621)
Shares issued on
 reinvestment of
 distribution.............      34,456       498,714      16,111       266,637
-------------------------------------------------------------------------------
Net increase..............     102,240     1,559,100   1,495,824    24,928,585
-------------------------------------------------------------------------------
Class Y
Shares sold...............     709,150    10,298,932   4,923,790    82,090,579
Shares redeemed...........  (1,774,325)  (26,007,202) (1,558,339)  (25,982,474)
Shares issued on
 reinvestment of
 distribution.............      87,654     1,279,884      61,107     1,017,152
-------------------------------------------------------------------------------
Net increase (decrease)...    (977,521)  (14,428,386)  3,426,558    57,125,257
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions.......              $ 16,542,786              $263,364,243
--------------------------------------------------------------------------------

Utility Fund

                                 Six Months Ended           Year Ended
                                 January 31, 1999          July 31, 1998
                               ---------------------  ------------------------
                                Shares     Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold..................   172,864  $ 1,997,120   1,266,778  $ 14,554,039
Shares redeemed..............  (462,547)  (5,355,001) (1,407,032)  (16,718,124)
Shares issued on reinvestment
 of distribution.............   899,379   10,185,940     243,720     2,889,027
-------------------------------------------------------------------------------
Net increase.................   609,696    6,828,059     103,466       724,942
-------------------------------------------------------------------------------
Class B
Shares sold..................   368,834    4,244,744     974,483    11,445,916
Shares redeemed..............  (286,484)  (3,289,676)   (551,773)   (6,555,500)
Shares issued on reinvestment
 of distribution.............   455,010    5,155,127      93,247     1,107,337
-------------------------------------------------------------------------------
Net increase.................   537,360    6,110,195     515,957     5,997,753
-------------------------------------------------------------------------------
Class C
Shares sold..................    24,825      286,912      13,355       157,299
Shares redeemed..............   (13,232)    (151,924)     (6,139)      (72,067)
Shares issued on reinvestment
 of distribution.............     4,902       55,528         980        11,662
-------------------------------------------------------------------------------
Net increase.................    16,495      190,516       8,196        96,894
-------------------------------------------------------------------------------
Class Y
Shares sold..................   156,453    1,853,755     100,754     1,197,639
Shares redeemed..............   (45,967)    (540,528)   (100,753)   (1,214,182)
Shares issued on reinvestment
 of distribution.............     6,764       76,665       2,014        23,760
-------------------------------------------------------------------------------
Net increase.................   117,250    1,389,892       2,015         7,217
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital share
 transactions................            $14,518,662              $  6,826,806
--------------------------------------------------------------------------------

Value Fund

                            Six Months Ended               Year Ended
                            January 31, 1999              July 31, 1998
                         ------------------------  ----------------------------
                           Shares       Amount       Shares         Amount
--------------------------------------------------------------------------------
Class A
Shares sold.............    535,158  $ 11,768,462    1,587,252  $    40,192,765
Shares redeemed......... (2,011,180)  (43,621,283)  (2,758,581)     (68,967,117)
Shares issued on
 reinvestment of
 distribution...........    217,141     4,878,786    3,563,487       81,070,016
Shares issued in the
 acquisition of Virtus
 Style Manager; Large
 Cap Fund...............          0             0    3,109,878       80,290,504
--------------------------------------------------------------------------------
Net increase
 (decrease)............. (1,258,881)  (26,974,035)   5,502,036      132,586,168
--------------------------------------------------------------------------------
Class B
Shares sold.............    542,771    11,777,878    2,346,146       58,297,020
Shares redeemed......... (1,149,184)  (24,857,895)  (1,290,986)     (31,809,835)
Shares issued on
 reinvestment of
 distribution...........    111,926     2,520,096    2,433,973       55,281,719
--------------------------------------------------------------------------------
Net increase
 (decrease).............   (494,487)  (10,559,921)   3,489,133       81,768,904
--------------------------------------------------------------------------------
Class C
Shares sold.............     21,724       473,607      170,261        4,223,998
Shares redeemed.........    (65,000)   (1,403,028)     (72,103)      (1,793,135)
Shares issued on
 reinvestment of
 distribution...........      1,529        34,419       31,015          701,653
--------------------------------------------------------------------------------
Net increase
 (decrease).............    (41,747)     (895,002)     129,173        3,132,516
--------------------------------------------------------------------------------
Class Y
Shares sold.............    322,956     7,053,094    4,385,718      107,270,971
Shares redeemed......... (1,973,281)  (42,465,915) (46,491,232)  (1,113,847,392)
Shares issued on
 reinvestment of
 distribution...........     47,810     1,078,886    2,771,230       65,192,827
Shares issued in the
 acquisition of Virtus
 Style Manager; Large
 Cap Fund...............          0             0      924,632       23,882,074
--------------------------------------------------------------------------------
Net decrease............ (1,602,515)  (34,333,935) (38,409,652)    (917,501,520)
--------------------------------------------------------------------------------
Net decrease in net
 assets resulting from
 capital share
 transactions...........             $(72,762,893)              $  (700,013,932)

--------------------------------------------------------------------------------

8. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended January 31, 1998:

                                    Cost of Purchases Proceeds from Sales
                                         --------------------------------
         Blue Chip Fund............   $324,179,259       $270,872,888
         Equity Income Fund........     93,521,714        101,729,832
         Growth and Income Fund....    269,427,398        116,477,061
         Income and Growth Fund....    365,028,236        424,129,096
         Small Cap Value Fund......     98,085,282         80,790,261
         Utility Fund..............     25,789,727         26,822,918
         Value Fund................    654,841,866        662,610,832

9. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average daily net assets were as follows:

                                                Total
                                             Fee Credits   % of Average
                                              Received   Daily Net Assets
                                              -------------------------
         Blue Chip Fund.....................   $ 7,577         0.00%
         Equity Income Fund.................     3,644         0.00
         Growth and Income Fund.............    39,394         0.00
         Income and Growth Fund.............    20,572         0.01
         Small Cap Value Fund...............    17,071         0.01
         Utility Fund.......................     2,956         0.00
         Value Fund.........................    16,320         0.00

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of duties as a Trustee. The Trustees' deferred balances are al-located to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

11. FINANCING AGREEMENT

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provide an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility is allocated among the Banks, under the terms of the financing agreement. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which will be allocated to all funds. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allo-cated to all of the Funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement are unaffected.

During the six months ended January 31, 1999, the Funds had no significant borrowings under these agreement.

12. CONCENTRATION OF CREDIT RISK

Utility Fund invests a substantial portion of its assets in issuers in the utilities industry, therefore, it may be more affected by economic and politi-cal developments in that industry than would be a comparable general equity fund.

13. DISTRIBUTIONS TO SHAREHOLDERS

During the period from January 31, 1999 to March 31, 1999, the Utility Fund de-clared the following distributions from net investment income.

         Record Date          Payable Date    Class A Class B Class C Class Y
            -----------------------------------------------------------------
         February 12, 1999  February 17, 1999 $0.031  $0.025  $0.025  $0.033
         March 12, 1999     March 16, 1999    $0.030  $0.023  $0.023  $0.032

On March 23, 1999 the following Fund's declared distributions from net invest-ment income. These distributions were payable on March 24, 1999 to shareholders of record March 22, 1999.

                                        Class A Class B Class C Class Y
                                         ------------------------------
         Equity Income Fund............ $0.079  $0.041  $0.041  $0.091
         Growth and Income Fund........     --      --      --  $0.005
         Income and Growth Fund........ $0.257  $0.216  $0.216  $0.270
         Small Cap Value Fund.......... $0.069  $0.043  $0.043  $0.078
         Value Fund.................... $0.034      --      --  $0.049

These distributions are not reflected in these financial statements.

14. NAME CHANGES

Effective April 6, 1999, Evergreen Small Cap Equity Income Fund and Evergreen Fund for Total Return will change their names to Evergreen Small Cap Value Fund and Evergreen Equity Income Fund, respectively.

In connection with this name change, the investment objective of the Evergreen Equity Income Fund has been revised to seek primarily current income and sec-ondarily capital growth. Additionally, the investment strategy of the Evergreen Equity Income Fund has been clarified so that the Fund invests at least 65% in common stocks of large, established companies (above $5 billion in market capi-talization) with a history of paying dividends.

ADDITIONAL INFORMATION - YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                      (This Page Left Blank Intentionally)

                      (This Page Left Blank Intentionally)

                                Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund


Tax Exempt

Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund


Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund


Balanced

American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund


Growth & Income

Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund


Domestic Growth

Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund


Global International

Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund


Express Line

800.346.3858


Investor Services

800.343.2898


Retirement Plan Services

800.247.4075

www.evergreen-funds.com


19367                                                          540390  03/99

                                                                BULK RATE
                                                               U.S. POSTAGE
 [LOGO OF EVERGREEN  Evergreen Funds(SM)                           PAID
   APPEARS HERE]          SINCE 1932                           PERMIT NO. 19
200 BERKELEY STREET                                             HUDSON, MA
BOSTON, MA 02116

Evergreen Utility Fund
Pro Forma Combining Financial Statements (Unaudited)
Schedules of Investments
January 31, 1999

                                                                               Mentor America's Utilities
                                                     Evergreen Utility Fund             Fund, Inc.            Proforma Combined
------------------------------------------------------------------------------------------------------------------------------------
                                                      Shares          Value     Shares            Value      Shares      Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 84.2%
  Banks - 0.7%
  SouthTrust Corp.                                                                 60,500      $ 2,259,297      60,500   $ 2,259,297
                                                                                               -----------               -----------
  Capital Goods - 0.4%
  W.W. Grainger, Inc.                                                              31,200        1,271,400      31,200     1,271,400
                                                                                               -----------               -----------
  Communication Systems & Services - 3.0%
  MCI WorldCom, Inc.                                   50,000    $ 3,987,500       66,921        5,328,585     116,921     9,316,085
                                                                 -----------                   -----------               -----------

  Finance & Insurance - 0.7%
  Federal National Mortgage Association                                            29,800        2,171,675      29,800     2,171,675
                                                                                               -----------               -----------

  Food & Beverage Products - 1.0%
  SYSCO Corp.                                                                     108,600        2,959,350     108,600     2,959,350
                                                                                               -----------               -----------

  Healthcare Products & Services - 2.2%
  Bristol-Myers Squibb Co.                                                         15,000        1,922,813      15,000     1,922,813
  Johnson & Johnson                                                                21,500        1,827,500      21,500     1,827,500
  Mylan Laboratories, Inc.                            100,000      3,050,000                                   100,000     3,050,000
                                                                 -----------                   -----------               -----------
                                                                   3,050,000                     3,750,313                 6,800,313
                                                                 -----------                   -----------               -----------

  Industrial Specialty Products & Services - 0.4%
  The Sherwin-Williams Co.                                                         53,400        1,368,375      53,400     1,368,375
                                                                                               -----------               -----------

  Oil/Energy - 4.4%
  Emerson Electric Co.                                                             40,000        2,327,500      40,000     2,327,500
  Enron Corp.                                           70,000     4,620,000       74,000        4,884,000     144,000     9,504,000
  Mobil Corp.                                                                      20,300        1,780,056      20,300     1,780,056
                                                                 -----------                   -----------               -----------
                                                                   4,620,000                    8,991,556                13,611,556
                                                                 -----------                   -----------               -----------

  Paper & Packaging - 0.3%
  Bemis Co., Inc.                                                                  30,000        1,020,000      30,000     1,020,000
                                                                                               -----------               -----------

  Real Estate - 3.9%
  CarrAmerica Realty Corp.                                                         31,000          682,000      31,000       682,000
  Colonial Properties Trust REIT                                                   43,000        1,177,125      43,000     1,177,125
  FelCor Lodging Trust Inc. REIT                      190,000      4,144,375                                   190,000     4,144,375
  Highwoods Properties, Inc.                                                       28,000          675,500      28,000       675,500
  Liberty Properties Trust REIT                                                    76,200        1,800,225      76,200     1,800,225
  Mack-Cali Realty Corp.                                                           56,500        1,687,938      56,500     1,687,938
  Nationwide Health Properties REIT                                                54,000        1,120,500      54,000     1,120,500
  Realty Income Corp.                                                              23,000          549,125      23,000       549,125
                                                                 -----------                   -----------               -----------
                                                                   4,144,375                     7,692,413                11,836,788
                                                                 -----------                   -----------               -----------

  Utilities - Electric - 41.7%
  Allegheny Energy, Inc.                                                           94,100        2,975,913      94,100     2,975,913
  Central Hudson Gas & Electric Corp.                 100,000      4,031,250                                   100,000     4,031,250
  Cinergy Corp.                                       100,000      3,131,250                                   100,000     3,131,250
  Companhia Parananese de Energia-Copel, Plc, ADR   1,000,000      4,000,000                                 1,000,000     4,000,000
  DPL, Inc.                                                                       253,800        4,806,337     253,800     4,806,337
  Duke Power Co.                                       70,000      4,326,875       78,800        4,870,825     148,800     9,197,700
  Eastern Utilities Ltd.                                                           77,000        2,276,312      77,000     2,276,312
  Endesa SA, ADR                                                                   82,000        2,306,250      82,000     2,306,250
  Energy East Corp.                                   100,000      5,118,750                                   100,000     5,118,750
  FPL Group, Inc.                                                                  67,000        3,676,625      67,000     3,676,625
  First Energy Corp.                                                              150,600        4,678,013     150,600     4,678,013
  GPU, Inc.                                                                        77,600        3,307,700      77,600     3,307,700
  Gener SA, ADR                                                                    73,810          996,435      73,810       996,435
  Houston Industries, Inc.                            170,000      5,163,750                                   170,000     5,163,750
  Interstate Energy Corp.                             125,000      3,593,750                                   125,000     3,593,750
  LG&E Energy Corp.                                                               165,700        4,370,337     165,700     4,370,337
  MDU Resources Group, Inc.                           165,000      3,795,000                                   165,000     3,795,000
  NIPSCO Industries, Inc.                                                         120,600        3,271,275     120,600     3,271,275
  New Century Energies, Inc.                                                       90,800        3,995,200      90,800     3,995,200
  Northern States Enterprises                                                     150,800        4,062,175     150,800     4,062,175
  PacifiCorp                                          225,000      4,626,562                                   225,000     4,626,562

Evergreen Utility Fund
Pro Forma Combining Financial Statements (Unaudited)
Schedules of Investments
January 31, 1999

                                                                                     Mentor America's Utilities
                                                            Evergreen Utility Fund            Fund, Inc.
------------------------------------------------------------------------------------------------------------------
                                                             Shares         Value       Shares          Value
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - continued
      Utilities - Electric - continued
      Potomac Electric Power Co.                                                         171,400     $ 3,995,763
      PP&L Resources, Inc.                                   150,000     $ 4,003,125
      Public Service Co. of New Mexico                       175,000       3,292,188
      Public Service Enterprise Group, Inc.                  100,000       3,968,750
      SCANA Corp.                                                                         89,700       2,483,569
      Sempra Energy                                          175,000       4,025,000     142,710       3,282,330
      Southern Co.                                                                       161,500       4,350,406
      Teco Energy, Inc.                                      140,000       3,255,000     154,600       3,594,450
      Western Resources, Inc.                                                            156,700       4,926,256
      Wisconsin Energy Corp.                                 135,000       3,510,000
                                                                         ------------                ------------
                                                                          59,841,250                  68,226,171
                                                                         ------------                ------------

      Utilities - Gas - 6.0%
      Consolidated Natural                                                                30,000       1,539,375
      Keyspan Energy                                         180,000       4,871,250      93,000       2,516,812
      Nicor, Inc.                                                                         78,000       3,007,875
      Northwest Natural Gas Co.                               45,000       1,057,500
      Peoples Energy Corp.                                    60,000       2,070,000
      Questar Corp.                                                                      170,000       2,836,875
      Semco Energy, Inc.                                      25,000         406,250
                                                                         ------------                ------------
                                                                           8,405,000                   9,900,937
                                                                         ------------                ------------

      Utilities - Telephone - 19.5%
      AT&T Corp.                                              25,000       2,248,438
      Ameritech Corp.                                                                    100,000       6,512,500
      Bell Atlantic Corp.                                                                112,800       6,768,000
      BellSouth Corp.                                        150,000       6,693,750
      Frontier Corp.                                          55,000       1,986,875
      GTE Corp.                                               70,000       4,725,000      84,000       5,670,000
      SBC Communications, Inc.                                                           124,000       6,696,000
      Sprint Corp.                                            60,000       5,032,500      49,600       4,160,200
  *   Sprint Corp. (PCS Group)                                30,000         956,250      24,800         790,500
      Telefonica de Espana                                                                18,916       2,615,123
      U.S. West, Inc.                                         80,000       4,935,000
                                                                         ------------                ------------
                                                                          26,577,813                  33,212,323
                                                                         ------------                ------------
----------------------------------------------------------------------------------------------------------------------
Total Common Stocks (cost - $93,671,648,
      $108,236,558 and $201,908,206, respectively)                       110,625,938                 148,152,395
----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
      Banks - 0.2%
      BankAmerica Trust                                                                   20,000         521,250
                                                                                                     ------------
----------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (cost - $0,
      $500,000 and $500,000, respectively)                                                               521,250
----------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED - 9.2%
      Communications Systems & Services - 1.8%
      AirTouch Communications, Inc., 6.00%, Ser. B            70,000       5,486,250
                                                                         ------------

      Printing, Publishing, Broadcasting & Entertainment -
       1.4%
      Houston Industries, Inc., 7.00%, ACES
      (exchangeable for Time Warner, Inc. Common Stock)       40,000       4,255,000
                                                                         ------------

      Telecommunication Services & Equipment - 1.2%
      Qualcomm Financial Trust I, 5.75%, 3/01/2012            70,000       3,718,750
                                                                         ------------

      Utilities - Electric - 3.2%
      AES Trust I, 5.375%, Series A, TECONS                   70,000       3,797,500
      BNDES Participacoes SA, 10.5%, DECS                    135,000       2,092,500
      Texas Utilities Co., 9.25%, PRIDES                      70,000       3,876,250
                                                                         ------------
                                                                           9,766,250
                                                                         ------------
      Utilities - Telephone - 1.6%
      Sprint Corp., 8.25%, DECS
      (exchangeable for Southern N.E. Telephone common
       stock)                                                 60,000       4,998,750
----------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred (cost - $22,835,090,
      $0 and $22,835,090, respectively)                                   28,225,000
----------------------------------------------------------------------------------------------------------------------

                                                                 Proforma Combined
-------------------------------------------------------------------------------------------
                                                            Shares               Value
-------------------------------------------------------------------------------------------
COMMON STOCKS - continued
      Utilities - Electric - continued
      Potomac Electric Power Co.                            171,400           $ 3,995,763
      PP&L Resources, Inc.                                  150,000             4,003,125
      Public Service Co. of New Mexico                      175,000             3,292,188
      Public Service Enterprise Group, Inc.                 100,000             3,968,750
      SCANA Corp.                                            89,700             2,483,569
      Sempra Energy                                         317,710             7,307,330
      Southern Co.                                          161,500             4,350,406
      Teco Energy, Inc.                                     294,600             6,849,450
      Western Resources, Inc.                               156,700             4,926,256
      Wisconsin Energy Corp.                                135,000             3,510,000
                                                                             -------------
                                                                              128,067,421
                                                                             -------------

      Utilities - Gas - 6.0%
      Consolidated Natural                                   30,000             1,539,375
      Keyspan Energy                                        273,000             7,388,062
      Nicor, Inc.                                            78,000             3,007,875
      Northwest Natural Gas Co.                              45,000             1,057,500
      Peoples Energy Corp.                                   60,000             2,070,000
      Questar Corp.                                         170,000             2,836,875
      Semco Energy, Inc.                                     25,000               406,250
                                                                             -------------
                                                                               18,305,937
                                                                             -------------

      Utilities - Telephone - 19.5%
      AT&T Corp.                                             25,000             2,248,438
      Ameritech Corp.                                       100,000             6,512,500
      Bell Atlantic Corp.                                   112,800             6,768,000
      BellSouth Corp.                                       150,000             6,693,750
      Frontier Corp.                                         55,000             1,986,875
      GTE Corp.                                             154,000            10,395,000
      SBC Communications, Inc.                              124,000             6,696,000
      Sprint Corp.                                          109,600             9,192,700
  *   Sprint Corp. (PCS Group)                               54,800             1,746,750
      Telefonica de Espana                                   18,916             2,615,123
      U.S. West, Inc.                                        80,000             4,935,000
                                                                             -------------
                                                                               59,790,136
                                                                             -------------
-------------------------------------------------------------------------------------------
Total Common Stocks (cost - $93,671,648,
      $108,236,558 and $201,908,206, respectively)                            258,778,333
-------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.2%
      Banks - 0.2%
      BankAmerica Trust                                      20,000               521,250
                                                                             -------------

-------------------------------------------------------------------------------------------
Total Preferred Stocks (cost - $0,
      $500,000 and $500,000, respectively)                                        521,250
-------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED - 9.2%
      Communications Systems & Services - 1.8%
      AirTouch Communications, Inc., 6.00%, Ser. B           70,000             5,486,250
                                                                             -------------

      Printing, Publishing, Broadcasting & Entertainment -
      Houston Industries, Inc., 7.00%, ACES
      (exchangeable for Time Warner, Inc. Common Stock)      40,000             4,255,000
                                                                             -------------

      Telecommunication Services & Equipment - 1.2%
      Qualcomm Financial Trust I, 5.75%, 3/01/2012           70,000             3,718,750
                                                                             -------------

      Utilities - Electric - 3.2%
      AES Trust I, 5.375%, Series A, TECONS                  70,000             3,797,500
      BNDES Participacoes SA, 10.5%, DECS                   135,000             2,092,500
      Texas Utilities Co., 9.25%, PRIDES                     70,000             3,876,250
                                                                             -------------
                                                                                9,766,250
                                                                             -------------
      Utilities - Telephone - 1.6%
      Sprint Corp., 8.25%, DECS
      (exchangeable for Southern N.E. Telephone common sto   60,000             4,998,750
-------------------------------------------------------------------------------------------
Total Convertible Preferred (cost - $22,835,090,
      $0 and $22,835,090, respectively)                                        28,225,000
-------------------------------------------------------------------------------------------

                                                                             Mentor America's Utilities
                                                    Evergreen Utility Fund            Fund, Inc.             Proforma Combined
----------------------------------------------------------------------------------------------------------------------------------
                                                    Principal                   Principal                   Principal
                                                      Amount        Value        Amount        Value         Amount       Value
----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE DEBENTURES - 1.1%

      Information Services & Technology - 1.1%
      Adaptec, Inc., 4.75%, 2/1/04                 $ 4,000,000   $ 3,330,000                               $4,000,000   $3,330,000
                                                                 -----------                                            ----------
----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Debentures (cost $3,530,000,
      $0 and $3,530,000, respectively)                             3,330,000                                             3,330,000
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 2.3%
      Utilities - Electric - 2.3%
      Appalachian Power Co.                                                    $ 2,000,000  $  2,036,463    2,000,000    2,036,463
      Duke Energy Corp.                                                          1,250,000     1,274,760    1,250,000    1,274,760
      Texas Utility Electric                                                     2,000,000     2,229,723    2,000,000    2,229,723
      Wisconsin Public Services                                                  1,500,000     1,606,216    1,500,000    1,606,216
----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $0,
      $6,942,932 and $6,942,932, respectively)                                                 7,147,162                 7,147,162
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.7%
      Repurchase Agreements - 2.7%
      Dresdner Bank AG  Repurchase Agreement
      4.70%, dated 1/31/1999,
      due 2/1/1999, maturity value
      $2,512,718 (cost $2,512,390)(a)                  2,512,390   2,512,390                                2,512,390    2,512,390
      Goldman Sachs Repurchase Agreement
      4.77%, dated 1/31/1999,
      due 2/1/1999, maturity value
      $5,844,521 (cost $5,843,747) (b)                                           5,843,747     5,843,747    5,843,747    5,843,747
----------------------------------------------------------------------------------------------------------------------------------
Total Short-term Investments (cost - $2,512,390,
      $5,843,747 and $8,356,137, respectively)                     2,512,390                   5,843,747                 8,356,137
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost - $122,549,128,
      $121,523,237 and $244,072,365,
      respectively) - 99.7%                                      144,693,328                 161,664,554               306,357,882
Other Assets and Liabilities - net - 0.3%                            156,584                     795,307                   951,891
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                        144,849,912                $162,459,861               307,309,773
----------------------------------------------------------------------------------------------------------------------------------

*          Non-income producing security.
(a)        At January 31, 1999, the repurchase agreement was collateralized by:
           $2,460,000 U.S. Treasury Notes, 5.50%, 5/31/2003; value including accrued interest - $2,563,015.
(b)        At January 31, 1999, the repurchase agreement was collateralized by:
           $5,794,613 Federal Home Loan Mortgage Corp., 7.50%, 9/1/2010; value including accrued interest - $5,965,735.

Summary of Abbreviations
ACES       Automatically Convertible Equity Securities        PRIDES     Preferred Redeemable Increased Dividend Equity Securities
ADR        American Depository Receipts                       REIT       Real Estate Investment Trust
DECS       Dividend Enhanced Convertible Stock                TECONS     Term Convertible Shares

            See Notes to Pro Forma Combining Financial Statements.

             5794612.71
             1.02953125
           5,965,734.87

Evergreen Utility Fund
Pro Forma Combining Financial Statements (Unaudited)
Statements of Assets and Liabilities
January 31, 1999

                                                                                      Mentor
                                                                                    America's
                                                                   Evergreen      Utilities Fund,                     ProForma
                                                                  Utility Fund         Inc.         Adjustments.      Combined
-----------------------------------------------------------------------------------------------------------------------------------
Assets
    Identified cost of securities                                 $ 122,549,128   $ 121,523,237                      $ 244,072,365
    Net unrealized gains or losses on securities                     22,144,200      40,141,317                         62,285,517
-----------------------------------------------------------------------------------------------------------------------------------
    Market value of securities                                      144,693,328     161,664,554                        306,357,882
    Receivable for securities sold                                    8,568,101       3,515,102                         12,083,203
    Receivable for Fund shares sold                                     144,734               0                            144,734
    Dividends and interest receivable                                   882,195         644,699                          1,526,894
    Prepaid expenses and other assets                                    28,661               0                             28,661
-----------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                154,317,019     165,824,355                        320,141,374
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities
    Payable for securities purchased                                  9,221,035       3,133,097                         12,354,132
    Payable for Fund shares redeemed                                    116,572               0                            116,572
    Advisory fee payable                                                 63,392               0                             63,392
    Distribution Plan expenses payable                                   36,893               0                             36,893
    Due to custodian bank                                                     0          15,167                             15,167
    Due to other related parties                                          3,403               0                              3,403
    Accrued expenses and other liabilities                               25,812         216,230                            242,042
-----------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                             9,467,107       3,364,494                         12,831,601
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                        $ 144,849,912   $ 162,459,861                      $ 307,309,773
-----------------------------------------------------------------------------------------------------------------------------------
Net assets represented by
    Paid-in capital                                               $ 123,228,198   $ 120,609,945                      $ 243,838,143
    Undistributed net investment income                                  32,678         286,409                            319,087
    Accumulated net realized gains or losses on securities             (555,164)      1,422,190                            867,026
    Net unrealized gains or losses on securities                     22,144,200      40,141,317                         62,285,517
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                        $ 144,849,912   $ 162,459,861                      $ 307,309,773
-----------------------------------------------------------------------------------------------------------------------------------
Class A (IS - Mentor)
    Net assets                                                    $  94,953,830   $ 162,459,861                      $ 257,413,691
    Shares outstanding                                                8,714,406       5,387,389     9,519,366 (a)       23,621,161
    Net asset value                                               $       10.90   $       30.16                      $       10.90
    Maximum offering price (based on sales charge of 4.75%)       $       11.44   $       31.66                      $       11.44

Class B
    Net assets                                                    $  46,418,758                                      $  46,418,758
    Shares outstanding                                                4,258,428                                          4,258,428
    Net asset value                                               $       10.90                                      $       10.90

Class C
    Net assets                                                    $     629,717                                      $     629,717
    Shares outstanding                                                   57,786                                             57,786
    Net asset value                                               $       10.90                                      $       10.90

Class Y
    Net assets                                                    $   2,847,607                                      $   2,847,607
    Shares outstanding                                                  261,270                                            261,270
    Net asset value                                               $       10.90                                      $       10.90

(a) Reflects the impact of converting shares of the target fund into the survivor fund.

            See Notes to Pro Forma Combining Financial Statements.

Evergreen Utility Fund
Pro Forma Combining Financial Statements (Unaudited)
Statements of Operations
January 31, 1999

                                                                                  Mentor America's
                                                              Evergreen Utility      Utilities                       Pro Forma
                                                                    Fund             Funds Inc.     Adjustments      Combined
====================================================================================================================================
Investment income
    Dividends (net of foreign withholding taxes of
       $74,269, $31,139 and $105,408, respectively)             $   6,595,461       $ 5,509,088                        $ 12,104,549
    Interest                                                          338,635           787,964                           1,126,599
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                             6,934,096         6,297,052                          13,231,148
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
    Advisory fee                                                      727,648           405,881        381,742  (a)       1,515,271
    Distribution Plan expenses                                        700,459           393,776                           1,094,235
    Transfer agent fee                                                254,797           462,203        562,726  (c)       1,279,726
    Administrative services fees                                       38,801           617,933       (575,934) (b)          80,800
    Trustees' fees and expenses                                         3,174               737          2,699  (h)           6,610
    Printing and postage expenses                                      47,195           112,180        (61,095) (e)          98,280
    Custodian fee                                                      34,505            28,478          8,871  (d)          71,854
    Registration and filing fees                                       41,791            21,867        (18,701) (f)          44,957
    Professional fees                                                  20,676            31,568        (29,382) (g)          22,862
    Other                                                               3,215               492          2,989  (h)           6,696
===================================================================================================================================
       Total expenses                                               1,872,261         2,075,115        273,915            4,221,291
              Fee waivers and expense reimbursements                  (75,546)                0       (560,808) (i)        (636,354)
-----------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                 1,796,715         2,075,115       (286,893)           3,584,937
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               5,137,381         4,221,937        286,893            9,646,211
===================================================================================================================================
Net realized and unrealized gains or losses on securities
    Net realized gains or losses on securities                     12,476,123         6,986,061                          19,462,184
-----------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized gains or losses on securities         (6,892,980)        8,333,242                           1,440,262
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gains or losses on securities       5,583,143        15,319,303                          20,902,446
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets
       resulting from operations                                $  10,720,524      $ 19,541,240        286,893         $ 30,548,657
===================================================================================================================================


(a)  Reflects an increase based on the surviving fund's fee schedule.
(b)  Reflects a decrease based on the surviving fund's administrative rate.
(c)  Reflects an increase based on the surviving fund's average account size.
(d)  Reflects an increase based on the surviving fund's custody rate.
(e) Reflects a decrease based on surviving fund's rate and combined fund's assets.
(f) Reflects a savings resulting from duplicate state reg fees being eliminated.
(g)  Reflects a savings resulting from duplicate audit fees being eliminated.
(h)  Reflects an increase based on combined fund's assets.
(i) Adjustment reflects waivers that will be in place for the combined surviving fund.


            See Notes to Pro Forma Combining Financial Statements.

Evergreen Utility Fund
Notes to Pro Forma Combining Financial Statements (Unaudited)
January 31, 1999

1. Basis of Combination - The Pro Forma Combining Statement of Assets and Liabilities, including the Pro Forma Schedule of Investments and the related Pro Forma Combining Statement of Operations ("Pro Forma Statements"), reflect the accounts of Evergreen Utility Fund ("Evergreen Fund") and Mentor America's Utility Fund, Inc. ("Mentor Fund") at January 31, 1999 and for the respective periods then ended.

     The Pro Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of the Mentor Fund. The Reorganization provides for the acquisition of all assets and the identified liabilities of the Mentor Fund Class IS, in exchange for Class A of the Evergreen Fund. Thereafter, there will be a distribution of Class A shares of the Evergreen Fund to the Class IS shareholders of the Mentor Fund in liquidation and subsequent termination thereof. As a result of the Reorganization, the Class IS shareholders of the Mentor Fund will become the owners of that number of full and fractional Class A shares of the Evergreen Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of the Mentor Fund as of the close of business immediately prior to the date that the Mentor Fund net assets are exchanged for Class A shares of the Evergreen Fund.

     The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the respective periods presented.

     The information contained herein is based on the experience of each Fund for the respective periods then ended and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of the Mentor Fund in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne equally by Evergreen Fund and Mentor Fund. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of the Evergreen Fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund incorporated by reference in the Statement of Additional Information.

2. Shares of Beneficial Interest - The Pro Forma net asset values per share assume the issuance of Class A shares of the Evergreen Fund which would have been issued at January 31, 1999 in connection with the proposed Reorganization. Class IS shareholders of the Mentor Fund would receive Class A shares of the Evergreen Fund based on a conversion ratio determined on January 31, 1999. The conversion ratio is calculated by dividing the net asset value of Class IS of the Mentor Fund by the net asset value per share of Class A of the Evergreen Fund.

3. Pro Forma Operations - The Pro Forma Combining Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Pro Forma operating expenses include the actual expenses of the Funds adjusted to reflect the expected expenses of the combined entity. The combined pro forma expenses were calculated by determining the expense rates based on the combined average net assets of the two funds and applying those rates to the average net assets of the Evergreen Fund for the twelve months ended January 31, 1999, and to the average net assets of the Mentor Fund for the twelve months ended January 31, 1999. The adjustments reflect those amounts needed to adjust the combined expenses to these rates.

                             EVERGREEN EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 15.          Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees/Directors" under the caption "Certain Comparative Information About America's Utility and Evergreen Trust" in Part A of this Registration Statement.

Item 16.          Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Equity Trust's Registration Statement on Form N-1A filed on December 12, 1997 Registration No. 333-37453 ("Form N-1A
Registration Statement")

2.              Bylaws.  Incorporated by reference to the Form N-1A
Registration Statement.

3.              Not applicable.

4. Agreement and Plan of Reorganization. Exhibit D to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Trust of Evergreen Equity Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII and ByLaws Articles II., III. and VIII.

6. Form of Investment Advisory Agreement between Evergreen Investment Management and Evergreen Equity Trust. Incorporated by reference to the Form N-1A Registration Statement.

7(a).  Principal  Underwriting  Agreements  between  Evergreen  Equity Trust and
Evergreen  Distributor,   Inc.  Incorporated  by  reference  to  the  Form  N-1A
Registration Statement.

7(b).  Form of Dealer  Agreement for Class A, Class B and Class C shares used by
Evergreen  Distributor,   Inc.  Incorporated  by  reference  to  the  Form  N-1A
Registration Statement.

8. Form of Deferred Compensation Plan. Incorporated by reference to the Form N-1A Registration Statement.

9. Form of Custody Agreement between State Street Bank and Trust Company and Evergreen Equity Trust. Incorporated by reference to Form N-1A Registration Statement.

10(a).          Rule 12b-1 Distribution Plans.  Incorporated by
reference to the Form N-1A Registration Statement.

10(b).          Multiple Class Plan.  Incorporated by reference to the
Form N-1A Registration Statement.


11. Opinion and consent of Sullivan & Worcester LLP. Previously filed.

12. Tax opinion and consent of Sullivan & Worcester LLP. Filed herewith.



13.             Not applicable.


14(a). Consent of KPMG LLP (with respect to Evergreen Utility Fund). Previously filed.

14(b). Consent of KPMG LLP (with respect to America's Utility Fund, Inc.). Previously filed.


15.             Not applicable.

16. Powers of Attorney. Incorporated by reference to the Form N-1A Registration Statement.


17.             Form of Proxy Card.   Filed herewith.



Item 17.          Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         As required by the Securities Act of 1933, this Post- Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 23rd day of August, 1999.


                                                     EVERGREEN EQUITY TRUST


                                          By:      /s/Anthony J. Fischer

                                                   -----------------------
                                                   Name: Anthony J. Fischer
                                                   Title: President


         As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 23rd day of August, 1999.


Signatures                                                    Title
----------                                                    -----


President and
---------------------                                         Treasurer
Anthony J. Fischer

/s/Laurence B. Ashkin*                                        Trustee
---------------------
Laurence B. Ashkin

/s/Charles A. Austin III*                                     Trustee
-------------------------
Charles A. Austin III

/s/K. Dun Gifford*                                            Trustee
-----------------
K. Dun Gifford

/s/James S. Howell*                                           Trustee
------------------
James S. Howell

/s/Leroy Keith, Jr.*                                          Trustee
-------------------
Leroy Keith, Jr.

/s/Gerald M. McDonnell*                                       Trustee
----------------------
Gerald M. McDonnell

/s/Thomas L. McVerry*                                         Trustee
--------------------
Thomas L. McVerry

/s/William Walt Pettit*                                       Trustee
---------------------
William Walt Pettit

/s/David M. Richardson*                                       Trustee
----------------------
David M. Richardson

/s/Russell A. Salton III*                                     Trustee
-------------------------
Russell A. Salton III

/s/Michael S. Scofield*                                       Trustee
----------------------
Michael S. Scofield

/s/Richard J. Shima*                                          Trustee
-------------------
Richard J. Shima

* By:             /s/Maureen E. Towle
                  -------------------
                  Attorney-in-Fact

         Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.